UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 17 of its series:

The following 16 series of Wells Fargo Funds Trust have a June 30 fiscal year end:

Wells Fargo California Limited-Term Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo Colorado Tax-Free Fund, Wells Fargo High Yield Municipal Bond Fund, Wells Fargo Intermediate Tax/AMT-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo Municipal Bond Fund, Wells Fargo North Carolina Tax-Free Fund, Wells Fargo Pennsylvania Tax-Free Fund, Wells Fargo Short-Term Municipal Bond Fund, Wells Fargo Small Cap Core Fund, Wells Fargo Strategic Municipal Bond Fund, Wells Fargo Ultra Short-Term Municipal Income Fund, Wells Fargo Wisconsin Tax-Free Fund, Wells Fargo Alternative Strategies Fund and Wells Fargo Global Long/Short Fund.

The following series of Wells Fargo Funds Trust has a December 31 fiscal year end:

Wells Fargo Managed Account CoreBuilder SharesSM - Series M.

Date of reporting period: September 30, 2016

ITEM 1. INVESTMENTS

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 99.27%

California : 95.38%

Acalanes CA Union High School Refunding (GO Revenue)	5.00%	8-1-2022	$2,685,000	$3,279,274
Adelanto CA School District CAB Series B (GO Revenue, National Insured) ¤	0.00	9-1-2018	1,225,000	1,147,323
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,901,859
Alameda County CA Corridor Transportation Authority (Airport Revenue)	5.00	10-1-2025	750,000	946,688
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,094,440
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,192,480
Albany CA Limited Obligation Improvement Bond Act of 1915 (Miscellaneous Revenue, Ambac Insured)	4.75	9-2-2019	1,305,000	1,327,276
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured)	6.50	8-1-2017	155,000	162,156
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured)	6.50	8-1-2018	475,000	522,443
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured)	6.50	8-1-2020	1,605,000	1,928,424
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	3,245,000	3,166,276
Anaheim CA PFA Refunding Bond Series A (Miscellaneous Revenue)	5.00	5-1-2017	1,250,000	1,280,113
Anaheim CA Redevelopment Agency Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-2018	875,000	916,213
Association of Bay Area Governments Finance Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25	12-1-2016	1,305,000	1,312,830
Association of Bay Area Governments Finance Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2019	730,000	808,446
Association of Bay Area Governments Finance Authority For Nonprofit Corporations O’Connor Woods (Health Revenue)	4.00	1-1-2019	955,000	1,019,090
Association of Bay Area Governments Finance Authority For Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2019	500,000	556,475
Banning CA Unified School District Refunding (GO Revenue, AGM Insured)	5.00	8-1-2027	510,000	650,653
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2019	420,000	467,939
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	550,000	650,551
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2023	725,000	901,074
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	14,000,000	14,085,820
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.23	4-1-2045	5,000,000	5,008,200
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.88	4-1-2047	10,500,000	10,663,800
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series E (Transportation Revenue) ±	2.00	4-1-2034	5,000,000	5,146,000
Brentwood CA Infrastructure Financing Authority Sub Series A (Miscellaneous Revenue, AGM Insured)	4.00	9-2-2017	1,950,000	2,005,263
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	3.00	9-2-2017	995,000	1,012,741
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	3.00	9-2-2018	1,030,000	1,066,246
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	4.00	9-2-2021	1,135,000	1,273,515
California (GO Revenue) ±	4.00	12-1-2027	9,015,000	9,204,225
California (GO Revenue, Ambac Insured)	5.00	10-1-2016	10,000	10,001
California (GO Revenue)	5.00	10-1-2021	6,795,000	8,092,437
California (GO Revenue)	5.00	9-1-2022	2,240,000	2,727,805
California (GO Revenue)	5.00	11-1-2022	2,500,000	3,056,725
California (GO Revenue)	5.00	9-1-2023	10,730,000	13,327,518
California (GO Revenue)	5.00	10-1-2023	8,400,000	10,453,212
California (GO Revenue)	5.00	9-1-2025	9,000,000	11,571,300

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

California (GO Revenue)	5.25%	10-1-2022	$2,750,000	$3,395,425
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2017	380,000	385,324
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	4.00	6-1-2018	390,000	409,605
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.25	5-1-2017	435,000	438,450
California Department of Veterans Affairs Home Purchase Series A (Housing Revenue)	3.50	12-1-2021	855,000	943,475
California Department of Water Resources Central Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2017	6,595,000	6,925,673
California Economic Recovery Refunding Series A (Tax Revenue)	5.00	7-1-2018	3,800,000	4,074,436
California Financing Bans-Open Door Community Health Centers (Health Revenue)	2.80	9-15-2018	3,000,000	3,042,540
California Health Facilities Financing Refunding (Health Revenue)	5.00	8-15-2027	450,000	580,401
California Health Facilities Financing Various Providence St Joseph Series B-3 (Health Revenue) ±	2.00	10-1-2036	2,200,000	2,209,944
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	60,000	61,358
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	3.75	8-1-2020	675,000	729,952
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-2019	700,000	769,125
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	4,000,000	4,705,080
California HFFA Chinese Hospital Associates (Health Revenue)	5.00	6-1-2019	200,000	220,256
California HFFA Fellowship Homes Incorporated (Health Revenue)	5.00	9-1-2019	1,135,000	1,213,099
California HFFA Kaiser Permanente Series C (Health Revenue) ø	0.82	6-1-2041	2,500,000	2,500,000
California HFFA Memorial Health Services Series A (Health Revenue)	5.00	10-1-2023	2,475,000	2,999,774
California HFFA St. Joseph Health System Series B (Health Revenue) ±	5.00	7-1-2043	2,000,000	2,083,680
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.00	8-1-2023	805,000	885,259
California Municipal Finance Authority Community Medical Centers Series A (Health Revenue)	5.00	2-1-2023	735,000	880,655
California Municipal Finance Authority Community Medical Centers Series A (Health Revenue)	5.00	2-1-2024	500,000	610,310
California Municipal Finance Authority Mobile Senior Caritas Affordable Housing Incorporated Projects Series A (Housing Revenue)	5.00	8-15-2019	515,000	565,985
California Municipal Finance Authority Palmdale Aerospace Academy Project (Education Revenue) 144A	4.00	7-1-2026	2,000,000	2,129,600
California Municipal Finance Authority Peppertree Senior Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,723,525
California Municipal Finance Authority Village Grove Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,078,590
California PCFA Republic Services Incorporated Project Series C (Resource Recovery Revenue) ±	5.25	6-1-2023	3,245,000	3,396,898
California PFOTER Series DCL-010 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.02	8-1-2027	5,000,000	5,000,000
California Public Works Board Capital Project Series G (Miscellaneous Revenue)	5.00	11-1-2020	3,000,000	3,476,610
California Public Works Board Department of Corrections & Rehabilitation Series A (Miscellaneous Revenue)	6.50	9-1-2017	430,000	452,691
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	4.00	6-1-2018	1,625,000	1,710,719
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	5.00	10-1-2022	1,500,000	1,828,935
California Public Works Board Judicial Council Projects Series B (Miscellaneous Revenue)	5.00	10-1-2022	500,000	609,645
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.00	12-1-2019	1,000,000	1,126,590
California Public Works Board Refunding Department General Service Series F (Miscellaneous Revenue)	5.00	5-1-2023	1,595,000	1,968,246
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.00	11-1-2020	1,250,000	1,448,588
California Refunding Bond (GO Revenue)	5.25	9-1-2022	4,000,000	4,928,080
California School Finance Authority Coastal Academy Project Series A (Education Revenue)	5.00	10-1-2022	350,000	384,160
California School Finance Authority Refunding Aspire Public School (Education Revenue) 144A	5.00	8-1-2022	1,545,000	1,800,002

2

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

California School Finance Authority Refunding Aspire Public School (Education Revenue) 144A	5.00%	8-1-2023	$800,000	$947,000
California School Finance Authority Refunding Aspire Public School (Education Revenue) 144A	5.00	8-1-2024	350,000	419,895
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2021	400,000	436,968
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2026	500,000	560,010
California Series E (GO Revenue) ±	1.20	12-1-2029	5,000,000	4,987,650
California Statewide CDA Adventist Health Systems West Series A (Health Revenue)	5.00	3-1-2024	800,000	997,400
California Statewide CDA American Baptist Homes West Series B-3 (Health Revenue)	2.10	10-1-2019	2,930,000	2,931,875
California Statewide CDA California Baptist University Series A (Education Revenue)	5.13	11-1-2023	715,000	791,355
California Statewide CDA California Baptist University Series B (Education Revenue)	3.50	11-1-2018	705,000	714,919
California Statewide CDA Episcopal Communities and Services (Health Revenue)	4.00	5-15-2017	450,000	458,438
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2016	1,000,000	1,003,490
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.87	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2021	500,000	584,565
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2022	395,000	471,824
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2023	500,000	606,475
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ±	5.00	4-1-2044	4,000,000	4,094,920
California Statewide CDA Redwoods Project (Health Revenue)	3.00	11-15-2018	400,000	417,640
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2019	250,000	280,648
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2020	210,000	243,167
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2021	200,000	237,884
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2022	200,000	243,464
California Statewide CDA School Facilities (Education Revenue)	5.88	7-1-2022	1,735,000	1,942,090
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series B (Health Revenue)	3.00	8-1-2021	5,200,000	5,208,684
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	2,000,000	2,002,160
California Statewide CDA St. Joseph Hospital (Health Revenue, AGM Insured)	4.50	7-1-2018	400,000	416,376
California Statewide CDA University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.00	5-15-2017	1,000,000	1,025,030
California Statewide Community Loma Linda University Medical Series A (Health Revenue) 144A	5.00	12-1-2025	2,465,000	2,987,358
California Statewide Community Refunding University California Irvine East (Housing Revenue)	5.00	5-15-2025	1,000,000	1,250,650
California Statewide Community Refunding University California Irvine East (Housing Revenue)	5.00	5-15-2026	1,000,000	1,267,250
California Statewide Community Refunding University California Irvine East (Housing Revenue)	5.00	5-15-2027	1,000,000	1,262,140
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2017	400,000	404,296
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	5.00	4-1-2018	400,000	418,376
California Statewide Index Floating Rate Series B (GO Revenue) ±%%	1.00	12-1-2031	2,500,000	2,500,000
California Trust Receipts Certificates Various States Floater Series ZF0300 (Education Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.92	5-1-2030	4,775,000	4,775,000
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2024	350,000	361,844

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00%	8-1-2025	$350,000	$361,757
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2026	375,000	387,596
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2027	300,000	309,948
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2017	415,000	422,399
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2018	300,000	310,557
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2019	540,000	566,568
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2020	775,000	890,901
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2021	855,000	1,010,012
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2022	600,000	726,252
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2020	2,295,000	2,611,389
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2021	2,425,000	2,830,969
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2022	2,550,000	3,045,593
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2023	1,735,000	2,113,230
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue, AGM Insured)	5.00	8-1-2024	1,770,000	2,228,094
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series B (Tax Revenue)	4.00	8-1-2017	435,000	445,675
Central California Unified School District Refunding (GO Revenue, AGM Insured)	4.00	7-1-2020	500,000	556,280
Central California Unified School District Refunding (GO Revenue, AGM Insured)	5.00	7-1-2021	400,000	473,464
Central California Unified School District Refunding (GO Revenue, AGM Insured)	5.00	7-1-2022	750,000	910,755
Centralia CA School District (GO Revenue, AGM Insured)	4.00	8-1-2018	375,000	395,438
Chino CA PFA Local Agency Series A (Tax Revenue, AGM Insured)	5.00	9-1-2022	1,830,000	2,210,677
Chino CA PFA Local Agency Series A (Tax Revenue, AGM Insured)	5.00	9-1-2024	660,000	824,974
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project (Miscellaneous Revenue)	5.00	10-1-2021	720,000	848,239
Chula Vista CA Elementary School District (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2024	1,370,000	1,727,145
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2020	2,455,000	2,725,271
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,527,348
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2022	1,000,000	1,153,190
Colton CA PFA Series A (Utilities Revenue)	4.00	4-1-2019	415,000	445,005
Commerce CA Community Development Commission Refunding Series A (Tax Revenue, AGM Insured)	5.00	8-1-2026	1,710,000	2,200,052
Commerce CA Community Development Commission Refunding Series A (Tax Revenue, AGM Insured)	5.00	8-1-2027	1,760,000	2,245,390
Commerce CA RDA CAB Project #1 (Tax Revenue) ¤	0.00	8-1-2021	1,690,000	1,364,438
Compton CA Community College District (GO Revenue)	5.00	7-1-2017	1,225,000	1,262,583
Compton CA Public Finance Authority Lease (Miscellaneous Revenue) 144A	4.00	9-1-2022	2,000,000	2,080,240
Compton CA Public Finance Authority Lease (Miscellaneous Revenue) 144A	4.00	9-1-2027	2,000,000	2,055,340
Compton CA Unified School District CAB Election of 2002 Series D (GO Revenue, Ambac Insured) ¤	0.00	6-1-2017	3,075,000	3,050,646
Corcoran CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured) ±	2.70	12-1-2039	4,500,000	4,512,285
Cotati Rohnert Park CA Unified School District Series B (GO Revenue, AGM Insured)	5.00	8-1-2020	2,275,000	2,610,745
Culver City CA Redevelopment Agency CAB Tax Allocation Series A (Tax Revenue) ¤	0.00	11-1-2019	2,575,000	2,395,626
Cypress CA Elementary School District (Miscellaneous Revenue)	2.00	5-1-2017	335,000	337,167
Cypress CA Elementary School District (Miscellaneous Revenue)	2.25	5-1-2018	455,000	464,264
Delano CA Certificate of Participation Delano Regional Medical Center (Health Revenue)	4.00	1-1-2017	1,305,000	1,313,469

4

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Delano CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	4.00%	12-1-2016	$1,040,000	$1,045,335
Desert Sands CA Unified School District Certification of Participation (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2024	1,500,000	1,880,895
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	9-1-2019	210,000	227,762
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	250,000	295,728
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	302,903
Dixon CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2021	1,210,000	1,428,090
Dixon CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2022	1,285,000	1,553,912
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2016	460,000	460,023
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2017	475,000	482,595
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2018	485,000	499,880
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00	9-1-2018	1,000,000	1,057,470
El Dorado CA Community Facilities District #92-1 (Tax Revenue)	4.00	9-1-2017	1,135,000	1,167,064
El Monte CA Union High School Refunding (GO Revenue)	5.00	6-1-2021	1,315,000	1,544,941
Encinitas CA Community Facilities District Ranch Public Improvements Project (Tax Revenue)	4.00	9-1-2017	1,180,000	1,210,326
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2020	1,000,000	1,150,020
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2021	3,170,000	3,752,836
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2022	2,395,000	2,911,482
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2023	1,025,000	1,273,932
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2019	1,000,000	1,113,260
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2020	1,000,000	1,146,700
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2021	1,250,000	1,473,388
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2022	1,250,000	1,510,025
Folsom CA Redevelopment Agency Successor Tax Allocation Refinancing Series A (Tax Revenue, Build America Mutual Assurance Company Insured) %%	4.00	8-1-2027	765,000	900,749
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	8,750,000	8,986,863
Fowler CA Unified School District School Facilities Improvement District #1 (GO Revenue, National Insured)	5.20	7-1-2020	1,420,000	1,508,537
Fremont CA Community Facilities District (Tax Revenue)	5.00	9-1-2024	1,000,000	1,213,780
Fresno County CA Financing Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	3.00	8-1-2019	970,000	1,025,135
Fullerton CA Community Facilities District (Tax Revenue)	3.50	9-1-2017	565,000	576,407
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2018	610,000	640,756
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2019	665,000	714,476
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	4.00	9-1-2018	400,000	422,988
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	3.00	9-1-2017	450,000	458,604
Garden Grove CA Agency Community Refunding Garden Grove Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	770,000	875,582
Garden Grove CA Agency Community Refunding Garden Grove Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	3,015,000	3,660,089
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2019	125,000	140,865
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2020	140,000	162,645
Hawthorne CA School District CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2017	165,000	163,228
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	705,000	714,877

5

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00%	6-1-2018	$725,000	$749,469
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2019	750,000	788,798
Hayward CA Unified School District Certificate of Participation (GO Revenue, AGM Insured)	5.00	8-1-2022	500,000	604,635
Hayward CA Unified School District Certificate of Participation (GO Revenue, AGM Insured)	5.00	8-1-2023	805,000	995,157
Hemet CA Unified School District Certificate of Participation (Miscellaneous Revenue) ±	1.49	10-1-2036	4,825,000	4,825,000
Huntington Beach CA City School District Election of 2002 (GO Revenue)	4.00	8-1-2019	2,875,000	3,125,384
Huntington Beach CA City School District Election of 2002 (GO Revenue)	4.00	8-1-2021	505,000	575,912
Huntington Beach CA City School District Election of 2002 (GO Revenue)	5.00	8-1-2020	3,150,000	3,630,281
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	854,376
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2016	265,000	265,355
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-2018	1,325,000	1,397,425
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2023	800,000	967,616
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2024	850,000	1,039,151
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2020	320,000	367,088
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2021	340,000	401,669
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2022	365,000	442,307
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2023	375,000	465,634
Jurupa CA PFA Series A (Tax Revenue)	5.00	9-1-2020	550,000	628,337
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2019	950,000	1,058,718
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2020	1,045,000	1,203,046
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2021	805,000	954,682
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2019	1,150,000	1,280,249
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2020	1,045,000	1,198,302
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2021	565,000	668,141
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2022	615,000	742,932
Lee Lake CA Public Financing Authority Senior Lien Series A (Tax Revenue)	4.00	9-1-2017	1,620,000	1,660,079
Los Angeles CA Convention & Exhibit Center Authority Series A (Miscellaneous Revenue)	5.00	8-15-2020	2,000,000	2,155,900
Los Angeles CA Department of Water & Power Water Works Variable Subseries B-4 (Water & Sewer Revenue, Citibank NA SPA) ø	0.88	7-1-2035	2,500,000	2,500,000
Los Angeles CA Department Water & Power System Subseries A-7 (Utilities Revenue, Citibank NA SPA) ø	0.81	7-1-2035	8,000,000	8,000,000
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	5.00	3-1-2022	3,000,000	3,600,210
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	5.00	5-1-2023	475,000	586,948
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2021	300,000	352,284
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2022	350,000	421,932
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2023	350,000	432,488
Los Angeles CA Public Works Series D (Miscellaneous Revenue)	5.00	12-1-2026	1,575,000	2,011,070
Los Angeles CA Public Works Series D (Miscellaneous Revenue)	5.00	12-1-2027	1,605,000	2,044,433
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,875,000	2,249,175

6

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Los Angeles CA Unified School District Refunding Bond Series A (GO Revenue)	5.00%	7-1-2026	$10,430,000	$13,443,540
Los Angeles CA Unified School District Refunding Bond Series A (GO Revenue)	5.00	7-1-2027	2,500,000	3,205,750
Los Angeles CA Unified School District Refunding Bond Series D (GO Revenue)	5.00	7-1-2023	6,180,000	7,714,803
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2016	3,285,000	3,313,974
Los Angeles County CA Certificate of Participation CAB Disney Package Project (Miscellaneous Revenue) ¤	0.00	3-1-2017	675,000	672,381
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-2019	475,000	483,189
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2017	7,880,000	8,133,894
Los Angeles County CA Public Works Multiple Capital Projects II (Miscellaneous Revenue)	5.00	8-1-2020	500,000	575,010
Los Angeles County CA Redevelopment Refunding Authority Hollywood Redevelopment Project (Tax Revenue)	5.00	7-1-2019	1,780,000	1,973,344
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2018	2,570,000	2,761,516
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2019	2,545,000	2,820,802
Los Angeles County CA Regional MonteCedro Incorporated Project Series B1 (Health Revenue)	3.00	11-15-2021	1,900,000	1,903,496
Los Angeles County CA Schools Regionalized Business Services Corporation Series A (Miscellaneous Revenue, AGM Insured)	3.00	9-1-2017	595,000	606,376
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2017	1,010,000	1,035,957
Lynwood CA Unified School District BAN Series A (GO Revenue)	5.00	8-1-2017	3,000,000	3,102,870
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.25	6-1-2018	1,115,000	1,157,236
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	1,085,000	1,100,201
Menifee CA Union School District Public Series A (Tax Revenue)	4.00	9-1-2022	540,000	614,542
Merced CA Union High School CAB Series A (GO Revenue, National Insured) ¤	0.00	8-1-2019	2,190,000	2,108,992
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.00	9-1-2018	595,000	625,928
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.50	9-1-2019	605,000	658,639
Modesto CA Irrigation District Electric Refunding Bond Series A (Utilities Revenue)	5.00	7-1-2020	500,000	574,875
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2017	755,000	774,547
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2018	785,000	827,045
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2019	815,000	880,730
Montclair CA PFA Public Facilities Projects (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	500,000	515,385
Mountain View Whisman CA Refunding (GO Revenue)	5.00	9-1-2019	1,000,000	1,119,920
Mountain View Whisman CA Refunding (GO Revenue)	5.00	9-1-2020	1,600,000	1,851,152
Murrieta CA PFA (Tax Revenue)	5.00	9-1-2017	870,000	899,911
Murrieta Valley CA Unified School District Refunding (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2027	2,000,000	2,578,280
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2017	955,000	973,794
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2018	1,025,000	1,065,395
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2019	1,000,000	1,058,680
Newhall CA School District BAN School Facilities Improvement (GO Revenue) ¤	0.00	8-1-2017	9,000,000	8,929,800
Newhall CA School District CAB BAN (Miscellaneous Revenue) ¤	0.00	8-1-2018	14,680,000	14,427,210
North City CA West School Facilities Financing Authority Series C (Tax Revenue, Ambac Insured)	5.00	9-1-2018	1,125,000	1,210,995
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	280,000	301,837
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	350,000	385,847
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	610,000	640,665
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	625,000	673,744

7

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00%	6-1-2020	$650,000	$716,573
Oak Valley CA Hospital District Refunding (GO Revenue)	4.00	7-1-2020	500,000	551,605
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2021	950,000	1,112,916
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2022	750,000	900,105
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2023	755,000	926,272
Oakland CA Joint Powers Financing Authority Series A1 (Miscellaneous Revenue, AGC Insured)	5.25	1-1-2017	1,885,000	1,905,773
Oakland CA Successor Agency Refunding Sub Lien Central District Redevelopment Project (Tax Revenue)	4.00	9-1-2018	3,215,000	3,393,658
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2017	2,250,000	2,328,503
Oakland CA Unified School District Alameda County Election of 2012 Series A (GO Revenue)	5.00	8-1-2022	750,000	906,953
Oakland CA Unified School District Alameda County Election of 2012 Series A (GO Revenue)	5.00	8-1-2024	600,000	754,992
Orange County CA Community Facilities #2015-1 Esencia Village Series A (Tax Revenue)	5.00	8-15-2023	375,000	457,290
Orange County CA Community Facilities #2015-1 Esencia Village Series A (Tax Revenue)	5.00	8-15-2025	335,000	414,104
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2018	200,000	215,420
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2019	1,085,000	1,208,994
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	3-1-2020	1,110,000	1,250,504
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2020	1,140,000	1,302,370
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-2019	660,000	661,333
Oxnard CA Financing Authority Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2021	735,000	863,581
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2018	2,275,000	2,417,483
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue)	3.00	11-1-2017	1,280,000	1,308,787
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	9-2-2018	415,000	427,172
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-2021	450,000	497,016
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	712,031	749,968
Palomar CA Palomar County CAB Election of 2006 Series B (GO Revenue) ¤	0.00	8-1-2017	880,000	872,626
Palomar Pomerado CA Health System CAB (GO Revenue, National Insured) ¤	0.00	8-1-2017	2,000,000	1,979,660
Palos Verdes Peninsula CA Refunding Series B (GO Revenue)	5.00	11-1-2023	740,000	932,948
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2017	670,000	674,268
Pioneers Memorial Healthcare District California Refunding (GO Revenue)	4.00	10-1-2017	810,000	831,635
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2021	1,885,000	2,224,752
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	9-1-2021	2,000,000	2,357,420
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2022	1,305,000	1,578,097
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2023	780,000	964,252
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	9-1-2025	3,500,000	4,425,610
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	580,000	627,850
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	686,310
Placentia Yorba Linda CA Refunding Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2024	1,000,000	1,251,660
Placentia Yorba Linda CA Refunding Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2026	400,000	502,448
Pomona CA Public Financing Authority Unrefunded Balance Merfed Redevelopment - Series AH (Tax Revenue, Ambac Insured)	5.25	2-1-2018	725,000	727,762

8

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Pomona Valley CA Educational Joint Powers Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00%	8-1-2017	$1,635,000	$1,677,069
Poway CA Unified School District PFA (Tax Revenue)	3.00	9-15-2017	625,000	635,513
Poway CA Unified School District PFA (Tax Revenue)	3.00	9-15-2018	755,000	780,406
Poway CA Unified School District PFA (Tax Revenue)	4.00	9-15-2020	335,000	367,790
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	333,168
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	209,596
Poway CA Unified School District PFA Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2024	1,115,000	1,393,705
Poway CA Unified School District PFA Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	775,000	979,957
Poway CA Unified School District Special Community Facilities District #6-4S Ranch (Tax Revenue)	4.00	9-1-2017	495,000	507,246
Poway CA Unified School District Special Community Facilities District #6-4S Ranch (Tax Revenue)	4.00	9-1-2018	445,000	467,437
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2018	345,000	337,269
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2020	460,000	434,907
Riverside CA Community College District Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2020	535,000	507,988
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (Tax Revenue, AGM Insured)	5.00	6-1-2023	845,000	1,034,939
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-2018	1,735,000	1,822,479
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2016	640,000	641,773
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2017	490,000	506,307
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2019	1,000,000	961,110
Riverside County CA PFA Indian Wells Project Series A (Tax Revenue, AGM Insured)	5.00	9-1-2020	1,610,000	1,852,434
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2018	810,000	846,175
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2020	795,000	866,948
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	5.00	5-1-2019	840,000	921,262
Robla CA School District Series B (GO Revenue, National Insured) ¤	0.00	8-1-2018	320,000	312,458
Romoland CA School District Community Facilities District #2004-1 (Tax Revenue)	4.00	9-1-2019	850,000	918,153
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	4.00	9-1-2019	875,000	942,541
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	5.00	9-1-2020	1,050,000	1,193,367
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	5.00	9-1-2021	500,000	582,940
Sacramento CA City Financing Refunding Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2022	800,000	974,832
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	1,050,000	1,149,351
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	1,185,000	1,338,967
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2021	830,000	962,908
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	922,211

9

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00%	3-1-2023	$815,000	$993,053
Sacramento CA District Refunding Series D (Utilities Revenue)	5.00	8-15-2027	3,250,000	4,277,748
Sacramento CA Regional Transportation District Farebox (Transportation Revenue)	5.00	3-1-2019	500,000	544,710
Sacramento County CA Sanitation Districts Financing Authority Series 2821 (Water & Sewer Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144Aø	0.71	3-1-2026	4,000,000	4,000,000
Salinas CA Union High School District CAB (GO Revenue) ¤	0.00	8-1-2020	5,000,000	4,690,600
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	1,000,000	1,127,560
San Bernardino County CA Certificate of Participation Medical Centre Financing Project (Miscellaneous Revenue, National Insured)	5.50	8-1-2017	300,000	311,457
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	2,000,000	2,241,480
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2021	2,585,000	3,113,529
San Diego CA Public Facilities Financing Authority Refunding Ballpark (Miscellaneous Revenue)	5.00	10-15-2026	1,500,000	1,904,460
San Diego CA Public Facilities Financing Authority Refunding Ballpark (Miscellaneous Revenue)	5.00	10-15-2027	500,000	630,805
San Diego CA RDA CAB Tax Allocation Center Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-2018	635,000	617,823
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	9-1-2017	345,000	355,291
San Diego CA Redevelopment Agency Refunding Series A (Tax Revenue)	5.00	9-1-2025	2,750,000	3,532,155
San Diego CA Redevelopment Agency Refunding Series A (Tax Revenue)	5.00	9-1-2026	1,500,000	1,911,825
San Francisco CA City & County RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	3.00	8-1-2017	205,000	208,335
San Francisco CA City & County RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	4.00	8-1-2017	885,000	907,134
San Francisco CA City & County RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	5.00	8-1-2018	500,000	535,445
San Francisco CA City & County RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	5.00	8-1-2019	555,000	613,819
San Francisco CA City & County RDFA Mission Bay South Redevelopment Project-Sub Series D (Tax Revenue) 144A	3.00	8-1-2021	4,000,000	4,131,280
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2020	500,000	572,095
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2022	375,000	451,601
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.25	8-1-2018	1,155,000	1,162,889
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2021	275,000	322,160
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2022	500,000	599,700
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2023	1,000,000	1,221,620
San Joaquin Hills County CA Transportation Corridor Agency Series A (Transportation Revenue)	5.00	1-15-2017	1,500,000	1,518,615
San Jose CA Airport Series A (Airport Revenue, Ambac Insured)	5.50	3-1-2018	4,350,000	4,614,741
San Jose CA Airport Series A (Airport Revenue, AGM/Ambac Insured)	5.50	3-1-2019	5,220,000	5,320,903
San Jose CA Convention Center Expansion & Renovation Project (Tax Revenue)	5.25	5-1-2023	1,465,000	1,711,618
San Jose CA Libraries & Parks Project (GO Revenue)	5.00	9-1-2017	715,000	717,624
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	4.54	8-1-2018	1,035,000	1,038,291
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	8-1-2017	2,000,000	2,007,240
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	5.25	8-1-2019	1,125,000	1,129,286
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A-1 (Tax Revenue)	5.00	8-1-2022	800,000	902,096
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series D (Tax Revenue, Ambac Insured)	5.00	8-1-2021	2,635,000	2,720,137
San Jose CA Unified District Santa Clara County Series C (GO Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.01	8-1-2022	2,050,000	2,050,000
San Jose CA Union Elementary School District Series B (GO Revenue)	3.00	9-1-2017	1,000,000	1,020,330

10

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00%	3-1-2019	$100,000	$109,462
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	100,000	112,993
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2017	455,000	462,353
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-2018	1,000,000	1,050,420
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	220,000	253,128
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	270,000	319,386
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	302,903
San Mateo County CA Transportation Authority Series A (Tax Revenue, National Insured) ¤	0.00	12-1-2018	270,000	261,414
San Mateo Foster City CA School District (GO Revenue)	5.00	8-15-2020	2,000,000	2,310,320
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2021	1,775,000	2,087,684
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2022	1,865,000	2,248,519
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2023	1,945,000	2,398,068
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	9-1-2019	1,000,000	1,120,430
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO Revenue) ¤	0.00	8-1-2020	1,815,000	1,721,400
Santa Clara County CA Financing Authority Capital Projects Series A (Miscellaneous Revenue)	4.00	2-1-2024	6,000,000	6,846,540
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2020	150,000	166,514
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2021	125,000	147,530
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2022	165,000	199,530
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2017	495,000	513,132
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	625,000	697,194
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,151,410
Santa Fe Springs CA Community Development Commission Consolidated Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	9-1-2017	750,000	778,043
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2017	220,000	225,194
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2018	230,000	241,571
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2019	225,000	241,772
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2021	345,000	383,944
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2022	425,000	479,927
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2023	405,000	461,554
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2024	420,000	482,992
Signal Hill CA Redevelopment Project #1 (Tax Revenue)	4.13	10-1-2016	550,000	550,050
Simi Valley CA Unified School District Refunding and Capital Improvement Project (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2017	200,000	206,164
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2018	330,000	346,639
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2019	735,000	789,684
South Monterey County CA Joint Union High School District (GO Revenue)	3.00	8-1-2017	1,485,000	1,508,300
South San Francisco CA Unified School District BAN Series D (GO Revenue) ¤	0.00	5-15-2017	3,000,000	2,983,050
South Western CA Community College District Refunding (GO Revenue)	5.00	8-1-2020	1,250,000	1,440,588
South Western CA Community College District Refunding (GO Revenue)	5.00	8-1-2021	2,710,000	3,216,689

11

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Southern CA Mono Healthcare District (GO Revenue)	3.00%	8-1-2017	$300,000	$303,561
Southern CA Mono Healthcare District (GO Revenue)	4.00	8-1-2019	845,000	901,404
Southern CA Public Power Authority Refunding Bond Canyon Power Project Series A (Utilities Revenue)	5.00	7-1-2026	1,000,000	1,178,840
Southern CA Public Power Authority Refunding Bond Canyon Power Project Series A (Utilities Revenue)	5.00	7-1-2027	1,000,000	1,176,810
Stanislaus County CA Schools Infrastructure Financing Agency (Tax Revenue, AGM Insured)	5.00	9-1-2021	1,300,000	1,532,323
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2017	400,000	414,308
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2018	410,000	436,461
Successor Agency to the Morgan Hill CA Redevelopment Agency Series A (Tax Revenue)	5.00	9-1-2021	1,055,000	1,251,852
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2017	460,000	467,171
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	400,000	424,116
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	580,000	636,747
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2018	750,000	784,050
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	550,000	583,160
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	1,450,000	1,591,868
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.50	9-1-2025	160,000	191,923
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	310,000	365,400
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	300,000	362,406
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2023	265,000	326,196
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	150,000	186,027
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2020	405,000	465,653
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2022	445,000	536,786
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2023	470,000	578,086
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2020	365,000	419,662
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2022	240,000	289,502
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2023	460,000	565,786
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2020	600,000	688,020
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2021	600,000	707,226
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2022	1,050,000	1,268,421

12

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Sulphur Springs CA Union School CAB Anticipation Notes Series A (Miscellaneous Revenue) ¤	0.00%	1-1-2018	$2,750,000	$2,714,828
Sulphur Springs CA Union School District Prerefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2017	150,000	153,101
Sulphur Springs CA Union School District Prerefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2018	275,000	286,481
Sulphur Springs CA Union School District Prerefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2019	295,000	312,927
Sulphur Springs CA Union School District Unrefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2017	150,000	152,424
Sulphur Springs CA Union School District Unrefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2018	280,000	289,262
Sulphur Springs CA Union School District Unrefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2019	300,000	313,767
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2023	1,280,000	1,587,802
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2024	715,000	902,738
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2025	1,575,000	2,011,322
Sweetwater CA Union High School District Public Financing Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2018	2,500,000	2,691,100
Sweetwater CA Union High School District Public Financing Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	1,000,000	1,113,260
Sweetwater CA Union High School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	620,000	732,065
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2017	395,000	401,383
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2018	405,000	418,397
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-2018	870,000	899,058
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2017	1,250,000	1,269,538
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, National Insured)	5.45	9-1-2018	575,000	576,955
Tracy CA Community Development Agency Refunding (Tax Revenue, AGM Insured)	5.00	8-1-2024	400,000	503,860
Tracy CA Community Development Agency Refunding (Tax Revenue, AGM Insured)	5.00	8-1-2026	750,000	950,963
Tracy CA Community Development Agency Refunding (Tax Revenue, AGM Insured)	5.00	8-1-2027	1,000,000	1,255,210
Tustin CA Community Facilities District Refunding #06-1 Legacy Columbus Villages Series A (Tax Revenue)	5.00	9-1-2024	1,145,000	1,402,282
Twin Rivers CA Unified School District Facility Bridge Funding Program (Miscellaneous Revenue, AGM Insured) ±	3.20	6-1-2027	4,150,000	4,157,055
Twin Rivers CA Unified School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	385,000	417,740
Twin Rivers CA Unified School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	585,888
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.38	12-1-2016	475,000	477,874
University of California Series AK (Education Revenue) ±	5.00	5-15-2048	10,000,000	12,403,100
Upland CA Successor Agency Merged Project Tax Allocation (Tax Revenue, AGM Insured)	5.00	9-1-2023	1,000,000	1,230,930
Vacaville CA Unified School District Series C (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2022	675,000	817,175
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	388,696
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	424,856
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	665,000	804,929
Vallejo CA Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2019	790,000	792,591

13

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Vallejo CA Refunding Bond (Water & Sewer Revenue, National Insured)	5.00%	5-1-2021	$1,500,000	$1,503,525
Vallejo CA Unified School District Series A (GO Revenue, National Insured)	5.90	2-1-2018	2,065,000	2,190,986
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2019	375,000	421,403
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2020	250,000	289,935
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2020	250,000	279,715
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2021	250,000	285,205
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2022	335,000	408,211
Walnut CA Energy Center Authority Refunding Series A (Utilities Revenue)	5.00	1-1-2021	500,000	581,475
Walnut CA Improvement Agency Refunding Walnut Improvement Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	3-1-2017	850,000	861,076
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2017	1,125,000	1,157,355
Washington Township CA Health Refunding Series A (Health Revenue)	5.00	7-1-2023	600,000	713,166
West Covina CA Unified School District (GO Revenue, AGM Insured)	4.00	8-1-2017	325,000	333,528
West Covina CA Unified School District (GO Revenue, AGM Insured)	4.00	8-1-2018	575,000	607,200
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2017	270,000	273,313
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-2018	275,000	282,981
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-2019	285,000	298,891
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	9-1-2020	290,000	332,543
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2017	570,000	586,103
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2019	1,830,000	1,975,997
Western Riverside County CA Water & Wastewater Refunding-Local Agency Series A (Water & Sewer Revenue)	5.00	9-1-2027	1,940,000	2,435,437
Windsor CA Redevelopment Successor Agency Windsor Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	3.00	9-1-2017	615,000	625,658
Yuba City CA Redevelopment Agency Refunding (Tax Revenue, AGM Insured)	5.00	9-1-2025	750,000	956,625

				766,743,383

Colorado : 0.27%

Colorado HCFR Series 2016-XG0068 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.81	12-1-2032	2,185,000	2,185,000

Guam : 0.59%

Guam Government Limited Refinancing Section 30 Series A (Tax Revenue)	5.00	12-1-2027	2,000,000	2,455,540
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2022	400,000	465,368
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,640,000	1,805,378

				4,726,286

New York : 0.77%

New York City NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	1.02	11-1-2022	1,000,000	1,000,000
New York City NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	1.02	8-1-2031	1,225,000	1,225,000
New York HFA Series A (Housing Revenue, Bank of China LOC) ø	0.95	5-1-2048	4,000,000	4,000,000

				6,225,000

Puerto Rico : 0.90%

Puerto Rico HFA Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2016	1,815,000	1,823,766

14

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)

Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)		5.50%	12-1-2016	$825,000	$830,610
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)		5.50	12-1-2017	2,045,000	2,139,438
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)		5.50	12-1-2018	1,250,000	1,354,763
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue)		5.00	12-1-2019	1,000,000	1,048,030

					7,196,607

Texas : 1.24%

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø		0.93	12-1-2039	10,000,000	10,000,000

Virgin Islands : 0.12%

Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)		5.00	10-1-2025	1,000,000	995,920

Total Municipal Obligations (Cost $769,845,866)					798,072,196

Other : 0.31%

Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares ±144A§		1.31	7-1-2018	2,500,000	2,484,425

Total Other (Cost $2,500,000)					2,484,425

		Yield		Shares

Short-Term Investments : 0.03%

Investment Companies : 0.03%

Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##		0.69		215,423	215,423

Total Short-Term Investments (Cost $215,423)					215,423

Total investments in securities (Cost $772,561,289)*	99.61%				800,772,044

Other assets and liabilities, net	0.39				3,154,584

Total net assets	100.00%				$803,926,628

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $772,562,111 and unrealized gains (losses) consists of:

Gross unrealized gains	$28,846,028
Gross unrealized losses	(636,095)

Net unrealized gains	$28,209,933

15

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
RDA	Redevelopment Authority
RDFA	Redevelopment Finance Authority
SPA	Standby purchase agreement

16

Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$798,072,196	$0	$798,072,196
Other	0	2,484,425	0	2,484,425
Short-term investments
Investment companies	215,423	0	0	215,423

Total assets	$215,423	$800,556,621	$0	$800,772,044

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 99.16%

California : 97.61%
ABC California Unified School District CAB Election of 1997 Series B (GO Revenue, National Insured) ¤	0.00%	8-1-2018	$1,500,000	$1,468,200
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	2,955,000	2,895,398
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	940,000	913,370
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	2,780,000	2,691,513
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	220,000	210,346
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured)	5.25	10-1-2021	3,000,000	3,132,600
Alameda CA Corridor Transportation Authority CAB Sub Lien Series B (Transportation Revenue, AGM Insured)	4.00	10-1-2037	2,215,000	2,461,840
Alameda CA Corridor Transportation Authority CAB Sub Lien Series B (Transportation Revenue)	5.00	10-1-2037	1,500,000	1,796,295
Alameda CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2034	1,005,000	1,220,382
Alhambra CA Unified School District Election of 2008 Series B (GO Revenue, AGM Insured)	6.00	8-1-2029	4,100,000	5,064,279
Alisal CA Unified School District CAB Election of 2006 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2017	1,105,000	1,093,972
Alvord CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.25	8-1-2037	1,620,000	1,929,695
Anaheim CA Housing & Public Improvements Authority Series A (Water & Sewer Revenue) %%	5.00	10-1-2046	2,250,000	2,578,005
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	4,455,000	4,346,922
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2025	10,000,000	8,130,800
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	3,000,000	3,583,890
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	3,000,000	3,556,260
Antelope Valley CA Health Care District Series A (Health Revenue)	5.00	3-1-2046	3,000,000	3,238,320
Banning CA Financing Authority Refunding Bond Electric System Project (Utilities Revenue, AGM Insured)	5.00	6-1-2037	5,000,000	5,921,600
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2027	1,050,000	1,320,323
Bay Area CA Toll Authority Toll Bridge Series S-4 (Transportation Revenue)	5.00	4-1-2030	2,000,000	2,423,880
Bay Area CA Water Supply & Conservation Agency Series A (Water & Sewer Revenue)	5.00	10-1-2034	6,000,000	7,173,240
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Tax Revenue, Ambac Insured)	5.75	8-1-2030	3,190,000	4,382,709
Brea CA PFA Tax Allocation Series A (Housing Revenue)	7.00	9-1-2023	1,000,000	1,025,180
Cabrillo CA Unified School District CAB Series A (GO Revenue, Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,376,955
California (GO Revenue)	4.00	9-1-2035	15,000,000	16,853,400
California (GO Revenue)	5.00	8-1-2025	30,000	30,428
California (GO Revenue)	5.00	8-1-2025	4,970,000	5,039,530
California (GO Revenue)	5.00	9-1-2035	15,000,000	18,513,600
California (GO Revenue)	5.25	8-1-2038	1,925,000	2,067,508
California (GO Revenue)	5.25	11-1-2040	3,000,000	3,451,710
California AMT Department of Veterans Affairs Series BZ (GO Revenue, National Insured)	5.35	12-1-2021	5,000	5,015
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods Project (Health Revenue)	5.00	1-1-2043	5,000,000	5,844,350
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2042	1,100,000	1,283,491
California Educational Facilities Authority Pepperdine University Refunding Bond (Education Revenue)	5.00	10-1-2046	3,000,000	3,650,700
California Educational Facilities Authority Pepperdine University Refunding Bond (Education Revenue)	5.00	10-1-2049	5,000,000	6,069,200

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

California Financial Authority Charter School Palmdale Aerospace Academy Project (Education Revenue) 144A	5.00%	7-1-2046	$1,665,000	$1,793,039
California Financial Authority Charter School Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2036	945,000	1,005,764
California Financial Authority Charter School Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2046	2,100,000	2,206,869
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	165,000	168,736
California HFA AMT Home Mortgage Series K (Housing Revenue)	5.30	8-1-2023	2,520,000	2,567,023
California HFFA Adventist Health System West Series A (Health Revenue)	4.00	3-1-2039	12,000,000	13,153,560
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	3,000,000	3,528,810
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	7-1-2029	4,000,000	4,521,800
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2030	1,830,000	2,252,236
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2035	1,000,000	1,205,000
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2045	4,500,000	5,352,030
California HFFA Prerefunded Bond Providence Health Services Series C (Health Revenue)	6.50	10-1-2038	100,000	111,271
California HFFA Providence St. Joseph Health Series A (Health Revenue)	4.00	10-1-2047	10,000,000	10,831,600
California HFFA Sutter Health Series A (Health Revenue)	5.00	8-15-2043	1,250,000	1,480,925
California HFFA Sutter Health Series B (Health Revenue)	5.00	11-15-2046	4,000,000	4,830,360
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-2031	3,100,000	3,689,496
California Infrastructure & Economic Development King City Joint Union High School (Miscellaneous Revenue)	5.75	8-15-2029	2,150,000	2,478,284
California Municipal Finance Authority California Baptist University Series A (Education Revenue) 144A	5.00	11-1-2025	1,025,000	1,144,597
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.75	8-1-2033	1,525,000	1,721,054
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,145,960
California Municipal Finance Authority NorthBay Healthcare Group Series A (Health Revenue)	5.00	11-1-2027	1,000,000	1,228,030
California Municipal Finance Authority NorthBay Healthcare Group Series A (Health Revenue)	5.00	11-1-2028	500,000	611,725
California Municipal Financing Authority BAN Open Door Community Health Centers (Health Revenue)	2.80	9-15-2018	3,000,000	3,042,540
California Municipal Financing Authority Certificate of Participation Community Hospitals of Central California (Health Revenue)	5.00	2-1-2020	415,000	420,777
California Municipal Financing Authority Certificate of Participation Community Hospitals of Central California (Health Revenue)	5.00	2-1-2020	585,000	592,710
California PFOTER PT-2802 (GO Revenue, National Insured, Dexia Credit Local SPA) ø	1.07	2-1-2025	9,935,000	9,935,000
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.02	8-1-2027	24,335,000	24,335,000
California PFOTER Series DCL-010 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.02	8-1-2027	22,220,000	22,220,000
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.02	8-1-2027	14,525,000	14,525,000
California Public Works Board California State University Projects Series B-1 (Miscellaneous Revenue)	5.70	3-1-2035	2,210,000	2,547,158
California Public Works Board Judicial Council Projects Series A (Miscellaneous Revenue)	5.00	3-1-2038	7,000,000	8,268,400
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.25	12-1-2025	4,000,000	4,787,000
California Public Works Board Various Capital Projects Series A (Miscellaneous Revenue)	5.00	4-1-2037	4,925,000	5,730,336
California Public Works Board Various Capital Projects Series G (Miscellaneous Revenue)	5.00	11-1-2037	23,000,000	27,137,240
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.50	11-1-2033	2,000,000	2,481,200
California Public Works University of California Board of Regents Series G (Miscellaneous Revenue)	5.00	12-1-2030	9,850,000	11,816,257
California School Finance Authority Green Dot Public Schools Projects (Education Revenue) 144A	4.00	8-1-2025	475,000	519,721
California School Finance Authority Green Dot Public Schools Projects (Education Revenue) 144A	5.00	8-1-2035	2,525,000	2,847,443

2

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

California School Finance Authority KIPP Louisiana School Projects Series A (Education Revenue) 144A	5.00%	7-1-2035	$1,000,000	$1,138,870
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	6-1-2021	615,000	617,097
California Statewide CDA Adventist Health System Series A (Health Revenue)	5.00	3-1-2045	2,500,000	2,973,075
California Statewide CDA Catholic Healthcare West Series A (Health Revenue)	5.50	7-1-2030	2,940,000	3,043,018
California Statewide CDA Certificate of Participation Internext Group (Health Revenue)	5.38	4-1-2017	100,000	100,403
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2033	1,650,000	2,009,733
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2035	1,000,000	1,208,690
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2038	3,000,000	3,598,290
California Statewide CDA John Muir Health Series A (Health Revenue)	4.00	8-15-2051	3,000,000	3,240,540
California Statewide CDA John Muir Health Series A (Health Revenue)	5.00	8-15-2051	2,000,000	2,405,360
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	5,150,000	5,879,601
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A (Housing Revenue)	5.25	11-15-2035	1,500,000	1,815,540
California Statewide CDA Redwoods Projects (Health Revenue)	5.13	11-15-2035	1,500,000	1,795,485
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Education Revenue)	6.75	7-1-2031	1,625,000	1,903,948
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	1,275,000	1,346,477
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.20	7-1-2020	270,000	286,054
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	1,000,000	1,001,080
California Statewide CDA St. Joseph Health System (Health Revenue, AGM Insured)	5.25	7-1-2021	1,775,000	1,911,533
California Statewide CDA Student Housing CHF-Irvine LLC Refunding Bond (Housing Revenue)	5.00	5-15-2032	1,250,000	1,523,000
California Statewide CDA Student Housing CHF-Irvine LLC Refunding Bond (Housing Revenue)	5.00	5-15-2040	1,500,000	1,789,260
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (Water & Sewer Revenue, AGM Insured)	5.25	10-1-2027	1,040,000	1,043,994
California Statewide Index Floating Rate Series B (GO Revenue) ±%%	1.13	12-1-2031	2,500,000	2,500,000
California Various Purposes (GO Revenue)	4.00	9-1-2045	1,500,000	1,667,295
California Various Purposes (GO Revenue)	5.00	9-1-2029	1,475,000	1,746,607
California Various Purposes (GO Revenue)	5.00	10-1-2029	7,000,000	7,836,220
California Various Purposes (GO Revenue)	5.00	9-1-2032	5,100,000	6,190,482
California Various Purposes (GO Revenue)	5.00	6-1-2037	2,560,000	2,632,832
California Various Purposes (GO Revenue)	5.00	6-1-2037	1,655,000	1,702,085
California Various Purposes (GO Revenue)	5.00	2-1-2038	5,000,000	5,914,500
California Various Purposes (GO Revenue)	5.00	9-1-2045	1,000,000	1,229,260
California Various Purposes (GO Revenue)	5.13	4-1-2033	6,735,000	7,136,675
California Various Purposes (GO Revenue)	5.25	9-1-2028	5,000,000	5,990,950
California Various Purposes (GO Revenue)	5.25	10-1-2029	800,000	901,472
California Various Purposes (GO Revenue)	5.25	4-1-2035	12,640,000	15,149,419
California Various Purposes (GO Revenue)	5.25	3-1-2038	2,300,000	2,433,216
California Various Purposes (GO Revenue)	5.60	3-1-2036	8,715,000	10,042,730
California Various Purposes (GO Revenue)	5.75	4-1-2029	1,600,000	1,789,712
California Various Purposes (GO Revenue)	5.75	4-1-2031	3,380,000	3,772,080
California Various Purposes (GO Revenue)	6.00	4-1-2035	2,140,000	2,409,084
California Various Purposes (GO Revenue)	6.00	4-1-2038	23,465,000	26,415,489
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2032	1,450,000	1,714,393
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2033	880,000	1,037,018
Center California Unified School District CAB Series C (GO Revenue, National Insured) ¤	0.00	9-1-2021	5,000,000	4,622,200
Centinela Valley CA Union High School District Election of 2008 Series B (GO Revenue)	6.00	8-1-2036	2,500,000	3,203,525

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Centinela Valley CA Union High School District Election of 2008 Series C (GO Revenue)	5.00%	8-1-2035	$2,000,000	$2,397,820
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, National Insured)	6.45	2-1-2018	660,000	682,994
Cerritos CA Community College CAB Election of 2004 (GO Revenue) ¤	0.00	8-1-2029	1,750,000	1,225,088
Cerritos CA Community College CAB Election of 2004 (GO Revenue) ¤	0.00	8-1-2033	1,500,000	907,080
Chico CA PFA Redevelopment Project Area (Tax Revenue, National Insured)	5.13	4-1-2021	3,000,000	3,060,600
Chula Vista CA Redevelopment Agency (Tax Revenue, AGM Insured)	5.00	10-1-2027	1,480,000	1,892,668
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2024	1,000,000	855,160
Colton CA Joint Unified School District Series B (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2027	2,865,000	3,393,707
Compton CA Community College CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2035	3,445,000	1,749,440
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	1,140,000	1,240,388
Compton CA PFA (Lease Revenue) 144A	4.00	9-1-2027	3,800,000	3,905,146
Compton CA PFA (Lease Revenue) 144A	4.50	9-1-2032	2,000,000	2,081,440
Contra Costa County CA Community College District Election of 2006 (GO Revenue)	5.00	8-1-2038	3,250,000	3,916,055
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	5-1-2022	160,000	188,677
Delano CA Union High School Election of 2010 Series B (GO Revenue, AGM Insured)	5.75	8-1-2035	4,510,000	5,254,872
Dinuba CA Redevelopment Agency Merged City Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2033	1,500,000	1,789,275
Duarte CA RDA CAB Sub-Merged Redevelopment Project (Tax Revenue) ¤	0.00	12-1-2016	460,000	459,167
East Bay CA Municipal Utility District Water System Series B (Water & Sewer Revenue)	4.00	6-1-2045	2,160,000	2,403,950
El Dorado CA Irrigation District Refunding Bond Series A (Water & Sewer Revenue, AGM Insured)	5.25	3-1-2039	2,000,000	2,403,300
Elk Grove CA Financing Authority Special Tax Refunding Bond (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2038	1,500,000	1,779,660
Elsinore Valley CA Municipal Water District Financing Authority Refunding Bond Series A (Water & Sewer Revenue)	5.00	7-1-2027	2,500,000	3,218,400
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	9-2-2021	1,440,000	1,444,781
Escondido CA Union High School CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2027	8,385,000	6,354,740
Evergreen CA School District Election of 2014 (GO Revenue)	4.00	8-1-2041	5,365,000	5,923,175
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2032	2,000,000	2,388,880
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-2017	665,000	679,623
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-2027	4,785,000	4,887,973
Foothill-Eastern Corridor CA Transportation Agency Sub Series B-3 (Transportation Revenue) ±	5.50	1-15-2053	8,000,000	9,508,480
Fremont CA Community Facilities District #1 Refunding Bond (Tax Revenue)	5.00	9-1-2040	2,700,000	3,108,375
Fullerton CA Joint Union High School Project Certificate of Participation (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2035	1,385,000	1,646,848
Garden Grove CA Unified School District Election of 2010 Series C (GO Revenue)	5.25	8-1-2037	2,000,000	2,443,340
Gilroy CA Unified School District Election of 2008 Series A (GO Revenue, AGC Insured)	6.00	8-1-2027	1,000,000	1,143,290
Golden Empire Schools Financing Authority (Miscellaneous Revenue) ±	1.34	5-1-2017	5,000,000	4,998,900
Golden State Tobacco Securitization Corporation Series A (Tobacco Revenue)	5.00	6-1-2040	22,100,000	26,381,654
Golden State Tobacco Securitization Enhanced Asset Backed Refunding Bond Series A (Tobacco Revenue)	5.00	6-1-2045	10,500,000	12,489,225
Hayward CA Unified School District Refunding Bond (GO Revenue)	5.00	8-1-2038	6,000,000	7,056,600

4

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Hollister CA Joint Powers Financing Authority Wastewater Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00%	6-1-2036	$1,270,000	$1,544,828
Hollister CA Joint Powers Financing Authority Wastewater Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2037	5,000,000	5,956,150
Imperial CA Irrigation District Electric System Refunding Bond Series A (Utilities Revenue)	5.00	11-1-2040	3,715,000	4,499,237
Imperial CA Irrigation District Electric System Refunding Bond Series A (Utilities Revenue)	5.00	11-1-2045	1,060,000	1,278,964
Imperial CA Irrigation District Electric System Refunding Bond Series B-1 (Utilities Revenue)	5.00	11-1-2046	5,000,000	6,118,150
Imperial CA Irrigation District Electric System Refunding Bond Series C (Utilities Revenue)	5.00	11-1-2037	2,500,000	3,056,000
Imperial CA Irrigation District Electric System Refunding Bond Series C (Utilities Revenue)	5.00	11-1-2038	1,800,000	2,198,610
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates (Housing Revenue)	5.00	8-15-2030	1,000,000	1,164,100
Inland Valley CA Development Agency Series A (Tax Revenue)	5.25	9-1-2037	4,000,000	4,722,800
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2025	725,000	891,881
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2026	400,000	487,372
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2042	1,500,000	1,724,415
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2033	7,000,000	2,462,180
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2034	6,915,000	2,236,726
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2034	2,990,000	967,145
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2036	11,130,000	3,054,072
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2033	1,500,000	1,784,115
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2038	1,635,000	1,916,580
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-2029	2,000,000	2,282,500
Lancaster CA Redevelopment Agency Non-Housing Program Series A-1 (Tax Revenue, AGM Insured)	5.00	8-1-2027	1,300,000	1,651,078
Lodi CA Unified School District School Facility Election of 2006 (GO Revenue, AGM Insured)	5.00	8-1-2030	2,000,000	2,070,860
Long Beach CA Financing Authority Refunding Bond (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2017	250,000	253,728
Long Beach CA Unified School District CAB Election of 2008 Series B (GO Revenue) ¤	0.00	8-1-2035	2,000,000	1,119,040
Long Beach CA Unified School District Election of 2008 Series A (GO Revenue)	5.50	8-1-2026	1,435,000	1,620,129
Long Beach CA Unified School District Election of 2008 Series A (GO Revenue)	5.50	8-1-2026	95,000	107,347
Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2019	2,000,000	2,008,980
Los Angeles CA Community College District Series I (GO Revenue)	4.00	8-1-2035	2,200,000	2,486,132
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2025	2,310,000	2,318,154
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2024	1,565,000	1,570,524
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2025	3,425,000	3,436,919
Los Angeles CA Department of Water and Power Series E (Utilities Revenue)	5.00	7-1-2044	12,475,000	14,932,201
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-2018	30,000	31,949
Los Angeles CA Public Works Financing Authority Series A (Miscellaneous Revenue)	5.00	12-1-2039	2,860,000	3,415,584
Los Angeles County CA Public Works Financial Authority Series D (Miscellaneous Revenue)	4.00	12-1-2040	2,000,000	2,197,940
Los Angeles County CA Public Works Financial Authority Series D (Miscellaneous Revenue)	5.00	12-1-2045	7,400,000	8,920,774

5

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Lynwood CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00%	8-1-2033	$5,000	$5,842
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	4,000,000	6,031,880
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,060,000	1,409,503
Merced CA City School District Election of 2014 (GO Revenue)	5.00	8-1-2045	1,000,000	1,200,580
Merced CA Irrigation District Water & Hydroelectric System Series A (Water & Sewer Revenue, AGM Insured)	5.00	10-1-2038	4,000,000	4,782,080
Merced CA Union High School District CAB Series A (GO Revenue, National Insured) ¤	0.00	8-1-2018	2,135,000	2,087,155
Merced CA Union High School District CAB Series C (GO Revenue) ¤	0.00	8-1-2032	3,380,000	2,102,664
Metropolitan Water District of Southern California Series A (Water & Sewer Revenue)	4.00	7-1-2045	3,855,000	4,294,123
Modesto CA Irrigation District Financing Authority Series A (Utilities Revenue)	5.00	10-1-2040	3,500,000	4,167,275
Montclair CA PFA Lease Refunding Bond (Miscellaneous Revenue, AGM Insured) ##	5.00	10-1-2035	2,400,000	2,834,640
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,100,000	2,243,787
Mount San Antonio CA Community College District CAB Election of 2008 Series A (GO Revenue) ¤	0.00	8-1-2024	1,610,000	1,376,808
Natomas CA Unified School District Series 1999 (GO Revenue, National Insured)	5.95	9-1-2021	740,000	805,423
Northern California Power Agency Public Power Prerefunded Bond (Utilities Revenue, Ambac Insured)	7.50	7-1-2023	50,000	60,010
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (GO Revenue, AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,312,470
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinated Series TE (Tax Revenue, AGM Insured)	5.00	9-1-2035	2,545,000	3,021,704
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinated Series TE (Tax Revenue, AGM Insured)	5.00	9-1-2036	4,000,000	4,731,800
Oakland CA Unified School District Election of 2012 (GO Revenue)	5.50	8-1-2023	500,000	609,750
Oakland CA Unified School District Election of 2012 (GO Revenue)	6.63	8-1-2038	7,750,000	9,705,713
Oakland CA Unified School District Election of 2012 Series A (GO Revenue)	5.00	8-1-2040	3,500,000	4,192,825
Ontario CA Montclair School District Series B (GO Revenue, AGM Insured)	4.00	8-1-2034	4,225,000	4,754,857
Orange County CA Community Facilities District #2015-1 Esencia Village Series A (Tax Revenue)	5.25	8-15-2045	2,000,000	2,343,180
Oxnard CA School District Election of 2012 Series D (GO Revenue, AGM Insured)	5.00	8-1-2034	1,695,000	2,037,966
Pajaro Valley CA Unified School District Election of 2012 Series A (GO Revenue)	5.00	8-1-2038	1,700,000	2,037,518
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-2018	125,000	125,234
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-2023	500,000	501,000
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	1,352,340	1,424,393
Palomar CA Community College District Election of 2006 Series C (GO Revenue)	5.00	8-1-2044	15,120,000	18,206,143
Paramount CA Unified School District CAB Election of 2006 (GO Revenue) ¤	0.00	8-1-2033	2,500,000	1,450,800
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-2018	385,000	398,302
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, National Insured)	5.50	5-1-2019	1,265,000	1,334,044
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-2032	4,830,000	4,896,123
Pomona CA Unified School District Series A (GO Revenue, National Insured)	6.55	8-1-2029	1,480,000	2,019,194
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A (GO Revenue) ¤	0.00	8-1-2024	1,800,000	1,556,316
Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2032	1,870,000	2,238,091
Redding CA Joint Powers Financing Authority Election System Series A (Utilities Revenue)	5.00	6-1-2032	440,000	529,228
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Tax Revenue, Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,254,451
Rialto CA Unified School District CAB Election of 2010 Series A (GO Revenue, AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,587,409
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGC Insured)	5.88	8-1-2037	5,000,000	5,581,750

6

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25%	7-1-2024	$7,500,000	$8,489,625
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2026	10,000,000	8,099,000
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00	5-1-2022	4,105,000	4,439,599
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2025	1,930,000	2,290,910
Sacramento CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-2024	2,000,000	2,165,720
Sacramento CA Certificate of Participation Animal Care & Youth Detention Facilities (Miscellaneous Revenue, Ambac Insured)	5.00	10-1-2025	1,085,000	1,125,894
Sacramento CA City Financing Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.40	11-1-2020	2,135,000	2,317,905
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2035	1,300,000	1,561,261
Sacramento CA City School Joint Refunding Bond Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2040	2,165,000	2,516,683
Sacramento CA Unified School District Election of 2012 Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,205,950
Sacramento CA Unified School District Election of 2012 Series C (GO Revenue, AGM Insured)	5.00	8-1-2033	2,735,000	3,317,473
Salinas CA Economic Development Monterey County Public Building Project Series A (Industrial Development Revenue)	5.00	7-1-2027	1,750,000	2,180,570
San Bernardino CA Community Election of 2008 Series D (GO Revenue)	5.00	8-1-2045	2,000,000	2,404,680
San Bernardino City CA Unified School District Election of 2012 Series C (GO Revenue, AGM Insured)	5.00	8-1-2040	8,000,000	9,499,840
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	6,000,000	6,765,360
San Bernardino County CA Certificate of Participation Medical Center Financing Project (Miscellaneous Revenue, National Insured)	5.00	8-1-2028	5,815,000	5,876,988
San Buenaventura CA Public Facilities Financing Authority Series B (Water & Sewer Revenue)	5.00	7-1-2042	4,000,000	4,686,880
San Clemente CA Special Tax Community Facilities District #2006-1 (Tax Revenue)	5.00	9-1-2040	1,000,000	1,151,250
San Clemente CA Special Tax Community Facilities District #2006-1 (Tax Revenue)	5.00	9-1-2046	1,200,000	1,376,460
San Diego CA Community College Election of 2002 (GO Revenue)	5.00	8-1-2031	4,000,000	4,868,600
San Diego CA PFFA Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2026	4,950,000	5,033,606
San Diego CA PFFA Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2032	3,825,000	3,889,604
San Diego CA PFFA Series B (Water & Sewer Revenue)	5.00	8-1-2039	3,750,000	4,599,600
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	9-1-2023	885,000	769,038
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-2020	1,060,000	1,064,060
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	5.00	9-1-2025	575,000	643,316
San Diego CA Unified School District Election of 2012 Series F (GO Revenue)	5.00	7-1-2045	14,370,000	17,290,703
San Francisco CA City & County Certificate of Participation Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-2026	3,000,000	3,303,990
San Francisco CA City & County Redevelopment Agency Mission Bay South Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2043	2,500,000	2,899,750
San Francisco CA Municipal Transportation (Transportation Revenue)	5.00	3-1-2039	3,000,000	3,574,350
San Francisco City & County CA CAB Redevelopment Agency Successor Agency Mission Bay South Redevelopment Project Sub-Series D (Tax Revenue) 144A ¤(i)	0.00	8-1-2023	2,000,000	1,474,420
San Francisco City & County CA CAB Redevelopment Agency Successor Agency Mission Bay South Redevelopment Project Sub-Series D (Tax Revenue) 144A ¤(i)	0.00	8-1-2026	2,000,000	1,253,720
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO Revenue)	7.10	8-1-2033	3,000,000	3,158,700
San Gorgonio CA Memorial Healthcare Refunding Bond (GO Revenue)	5.00	8-1-2032	1,750,000	2,064,983

7

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

San Gorgonio CA Memorial Healthcare Refunding Bond (GO Revenue)	5.50%	8-1-2028	$2,525,000	$3,155,341
San Joaquin Delta CA Community College District Election of 2004 Series C (GO Revenue)	5.00	8-1-2033	3,195,000	3,863,714
San Joaquin Delta CA Community College District Election of 2004 Series C (GO Revenue)	5.00	8-1-2034	3,315,000	3,992,884
San Jose CA Libraries & Parks Project (GO Revenue)	5.13	9-1-2031	2,040,000	2,047,997
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2025	1,845,000	1,907,915
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2026	950,000	982,148
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,139,424
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,667,794
San Marcos CA Unified School District Special Tax Community Facilities District #4 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2034	1,710,000	2,032,968
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2028	1,290,000	1,566,486
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,345,000	1,622,379
San Mateo CA Foster City School District Election of 2015 Series A (GO Revenue)	4.00	8-1-2045	3,215,000	3,538,847
San Rafael CA City High School District CAB Election of 2002 Series B (GO Revenue, National Insured) ¤	0.00	8-1-2023	1,260,000	1,108,649
San Rafael CA Elementary School District Election of 2015 Series A (GO Revenue)	4.00	8-1-2041	2,000,000	2,204,780
Sanger CA Unified School District Refunding Bond (GO Revenue, National Insured)	5.60	8-1-2023	1,640,000	1,795,898
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	9-1-2022	2,000,000	2,392,580
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGC Insured) ¤	0.00	8-1-2038	15,000,000	7,392,150
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-2029	2,100,000	2,444,526
Santa Rosa CA High School District (GO Revenue)	5.00	8-1-2024	1,005,000	1,221,990
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2028	1,000,000	1,216,830
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2032	1,500,000	1,789,050
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2037	1,750,000	2,062,970
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2022	1,970,000	2,205,435
Sonoma CA CDA Successor Agency Tax Allocation Sonoma Redevelopment Project (Tax Revenue, National Insured)	5.00	6-1-2033	1,325,000	1,625,802
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO Revenue) ¤	0.00	8-1-2027	1,020,000	780,504
South Pasadena CA Unified School District Series A (GO Revenue, FGIC Insured)	5.55	11-1-2020	500,000	551,440
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	1,000,000	1,246,190
Southwest California Community Finance Authority Riverside County (Miscellaneous Revenue)	6.38	5-1-2033	3,065,000	3,323,594
Stockton CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2038	1,025,000	1,205,503
Sutter Butte CA Flood Control Agency (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2040	3,545,000	4,202,101
Sweetwater CA Union High School District Refunding Bond (GO Revenue)	4.00	8-1-2042	10,000,000	10,988,200
Sweetwater CA Union High School District Refunding Bond (GO Revenue)	5.00	8-1-2036	2,500,000	3,040,700
Torrance CA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2039	5,385,000	6,487,525
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGC Insured)	6.25	10-1-2033	1,000,000	1,102,630
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, AGC Insured)	5.25	4-1-2027	3,000,000	3,192,720
Tulare CA Sewer Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	11-15-2041	1,500,000	1,790,715

8

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Turlock CA Irrigation District Refunding Bond Subordinated First Priority (Utilities Revenue)	5.50%	1-1-2041	$2,000,000	$2,307,800
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A (Tax Revenue)	5.00	9-1-2040	750,000	867,240
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A (Tax Revenue)	5.00	9-1-2045	1,000,000	1,152,090
Union City CA Community RDA (Tax Revenue, AGC Insured)	5.25	10-1-2033	8,000,000	9,335,920
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Community Redevelopment Project Series A (Tax Revenue)	5.00	10-1-2035	1,250,000	1,515,113
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Community Redevelopment Project Series A (Tax Revenue)	5.00	10-1-2036	1,000,000	1,207,590
University of California Regents Medical Center Series J (Health Revenue)	5.00	5-15-2033	2,265,000	2,713,651
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	10,000,000	12,087,600
University of California Regents Medical Center Series L (Health Revenue)	4.00	5-15-2044	5,000,000	5,520,800
University of California Regents Medical Center Series L (Health Revenue)	5.00	5-15-2027	2,000,000	2,590,720
University of California Series AI (Education Revenue)	5.00	5-15-2038	2,000,000	2,392,440
University of California Series K (Education Revenue)	4.00	5-15-2046	15,000,000	16,629,300
Vacaville CA Unified School District (Miscellaneous Revenue, AGC Insured)	6.50	12-1-2034	1,260,000	1,414,186
Vallejo CA Refunding Bond (Water & Sewer Revenue)	5.25	5-1-2031	1,000,000	1,194,830
Vallejo CA Unified School District Refunding Bond Series A (GO Revenue, National Insured)	5.90	2-1-2017	1,000,000	1,016,010
Ventura County CA PFA Series A (Miscellaneous Revenue)	5.00	11-1-2038	4,250,000	5,027,920
Walnut CA Energy Center Authority Series A (Utilities Revenue)	5.00	1-1-2034	3,115,000	3,785,428
Washington Township Health Care District Election of 2004 Series B (GO Revenue)	5.50	8-1-2038	1,500,000	1,835,115
Washington Township Health Care District Series A (Health Revenue)	5.00	7-1-2026	1,190,000	1,435,021
West Contra Costa CA Unified School District (GO Revenue, AGM Insured)	5.25	8-1-2024	1,350,000	1,606,541
West Contra Costa CA Unified School District CAB Election of 2005 Series B (GO Revenue)	6.00	8-1-2027	1,080,000	1,526,677
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2021	6,000,000	5,555,160
Wiseburn CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,164,963
Yorba Linda CA RDA CAB Series A (Tax Revenue, National Insured) ¤	0.00	9-1-2019	2,010,000	1,827,753
				1,155,607,850

Guam : 0.60%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,106,210
Guam Government Limited Section 30 Series A (Tax Revenue)	5.00	12-1-2046	1,250,000	1,461,700
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	1-1-2046	2,500,000	2,881,125
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	1,500,000	1,724,625
				7,173,660

Illinois : 0.49%
Illinois (GO Revenue, AGM Insured)	5.00	2-1-2027	5,000,000	5,754,500

Virgin Islands : 0.46%
Virgin Islands PFA Matching Fund Loan Note Senior Lien (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2029	4,000,000	4,443,120
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	5.00	10-1-2025	1,000,000	995,920
				5,439,040

Total Municipal Obligations (Cost $1,069,019,294)				1,173,975,050

9

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo California Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value

Other : 0.21%

Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares ±144A§		1.31%	7-1-2018	$2,500,000	$2,484,425

Total Other (Cost $2,500,000)					2,484,425

		Yield		Shares

Short-Term Investments : 0.19%

Investment Companies : 0.19%

Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##		0.69		2,272,082	2,272,082

Total Short-Term Investments (Cost $2,272,082)					2,272,082

Total investments in securities (Cost $1,073,791,376)*	99.56%				1,178,731,557

Other assets and liabilities, net	0.44				5,164,794

Total net assets	100.00%				$1,183,896,351

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
(i)	Illiquid security
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,073,885,937 and unrealized gains (losses) consists of:

Gross unrealized gains	$105,808,953
Gross unrealized losses	(963,333)

Net unrealized gains	$104,845,620

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Corporation
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LLC	Limited liability company
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
RDA	Redevelopment Authority
SPA	Standby purchase agreement

10

Wells Fargo California Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$1,173,975,050	$0	$1,173,975,050
Other	0	2,484,425	0	2,484,425
Short-term investments
Investment companies	2,272,082	0	0	2,272,082

Total assets	$2,272,082	$1,176,459,475	$0	$1,178,731,557

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Colorado Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.30%

Arizona : 0.96%

Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-2034	$1,000,000	$1,154,210

California : 2.06%

Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-2021	1,000,000	1,191,440
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00	3-1-2036	1,120,000	1,292,715

				2,484,155

Colorado : 90.20%

Adams County CO 12 Five Star Schools Certificate of Participation Refunding Bonds (Miscellaneous Revenue)	5.00	12-15-2027	1,200,000	1,567,356
Adams County CO Certificate of Participation Refunding Bonds (Miscellaneous Revenue)	5.00	12-1-2034	500,000	600,030
Adams County CO North Range Metropolitan District No. 1 (GO Revenue)	5.00	12-1-2038	1,000,000	1,157,510
Adams County CO Rangeview Library District Certificate of Participation Series 2015 (Miscellaneous Revenue, AGM Insured)	5.00	12-15-2029	1,000,000	1,225,870
Arapahoe County CO Centennial 25 Metropolitan District (GO Revenue)	6.38	12-1-2016	70,000	70,186
Arapahoe County CO Copperleaf Metropolitan District (GO Revenue)	5.75	12-1-2045	500,000	533,510
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2033	500,000	523,150
Arvada CO Jefferson Center Metropolitan District (Tax Revenue)	4.75	12-1-2026	1,000,000	1,039,660
Arvada CO Leyden Rock Metropolitan District No. 10 (GO Revenue)	5.00	12-1-2045	650,000	663,943
Aspen Valley CO Hospital Refunding District Bonds Series 2012 (Health Revenue)	5.00	10-15-2033	600,000	669,714
Aurora CO Certificate of Participation Refunding Bonds Series 2009A (Miscellaneous Revenue)	5.00	12-1-2027	2,000,000	2,239,720
Aurora CO E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2034	4,000,000	2,268,640
Aurora CO Eagle Bend Metropolitan District No. 2 Refunding Bonds (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2037	1,000,000	1,207,260
Aurora CO First Lien Water Improvement Bonds Series 2007A (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2039	1,000,000	1,035,080
Aurora CO Park 70 Metropolitan District (GO Revenue)	5.00	12-1-2046	1,000,000	1,131,950
Broomfield CO Great Western Park Metropolitan District No. 2 (GO Revenue)	5.00	12-1-2046	825,000	846,079
Canon City CO Finance Authority Certificate of Participation Series 2008 (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2032	150,000	161,688
Centennial CO Southglenn Metropolitan District (GO Revenue)	5.00	12-1-2030	750,000	805,943
Colorado Board of Governors State University System Enterprise Bonds Series 2013C (Education Revenue)	5.25	3-1-2033	725,000	876,960
Colorado Board of Governors State University System Enterprise Bonds Series E1 (Education Revenue)	5.00	3-1-2040	2,000,000	2,372,460
Colorado ECFA Alexander Dawson School LLC Project (Education Revenue)	5.00	2-15-2040	1,000,000	1,088,530
Colorado ECFA Banning Lewis Ranch Academy Project Series B-1 (Education Revenue)	6.00	12-15-2037	500,000	500,325
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	1,000,000	1,152,210
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.38	12-1-2028	1,000,000	1,154,880
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A (Education Revenue) 144A	4.13	7-1-2026	625,000	653,125
Colorado ECFA Charter School Banning Lewis Ranch Academy Project (Education Revenue) 144A	6.13	12-15-2035	425,000	429,722
Colorado ECFA Charter School Ben Franklin Academy Project (Education Revenue)	5.00	7-1-2036	750,000	862,815
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	6-15-2019	660,000	662,363

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Colorado Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)

Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	6-15-2024	$1,140,000	$1,144,229
Colorado ECFA Charter School District Montessori Charter School Project (Miscellaneous Revenue)	5.00	7-15-2037	1,150,000	1,295,487
Colorado ECFA Charter School Pinnacle High School Project (Education Revenue)	5.13	12-1-2039	500,000	530,475
Colorado ECFA Charter School Refunding and Improvement Bonds Flagstaff Academy Project 2015 (Education Revenue)	5.00	8-1-2036	335,000	388,285
Colorado ECFA Charter School Refunding and Improvement Bonds Frontier Academy Project 2015 (Education Revenue)	5.00	6-1-2036	540,000	624,645
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project Series 2014 (Education Revenue) 144A	4.13	7-1-2024	500,000	529,925
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015 (Education Revenue) 144A	5.00	12-15-2028	600,000	657,912
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015 (Education Revenue) 144A	4.00	12-15-2025	535,000	558,021
Colorado ECFA Cheyenne Mountain Charter School Project Series A (Education Revenue)	5.25	6-15-2029	590,000	608,455
Colorado ECFA Refunding Bonds Regis University Project (Education Revenue)	5.00	10-1-2034	2,000,000	2,315,240
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010 (Education Revenue)	5.00	9-1-2032	1,265,000	1,419,887
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue)	5.00	9-1-2030	1,770,000	2,067,165
Colorado ECFA Student Housing Campus Village Apartment Project (Miscellaneous Revenue)	5.50	6-1-2033	1,735,000	1,851,280
Colorado ECFA Twin Peaks Charter Academy Project (Education Revenue)	6.75	11-15-2028	750,000	841,500
Colorado Fort Lewis College Board of Trustees Series B (Education Revenue)	5.00	10-1-2036	1,735,000	2,111,634
Colorado Health Facilities Authority Adventist Health Sunbelt Series A (Health Revenue)	4.00	11-15-2046	1,000,000	1,077,830
Colorado Health Facilities Authority Adventist Health Sunbelt Series C (Health Revenue) ±	5.00	11-15-2036	500,000	635,810
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue)	5.25	11-15-2027	1,000,000	1,005,700
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue)	5.25	11-15-2035	1,000,000	1,005,700
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	1,000,000	1,100,060
Colorado Health Facilities Authority Children’s Hospital Project Series A (Health Revenue)	5.00	12-1-2044	2,000,000	2,372,260
Colorado Health Facilities Authority Covenant Retirement Communities Series 2012C (Health Revenue)	5.00	12-1-2022	1,000,000	1,169,270
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A (Health Revenue)	5.00	6-1-2040	1,000,000	1,129,640
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A (Health Revenue)	5.50	1-1-2035	1,000,000	1,209,630
Colorado Health Facilities Authority Sunny Vista Living Center Series A (Health Revenue) 144A	5.00	12-1-2025	670,000	698,482
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-2018	500,000	538,625
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	1,200,000	1,326,744
Colorado Park Creek Metropolitan District Refunding Bonds Series A (Tax Revenue)	5.00	12-1-2045	500,000	575,730
Colorado Regional Transportation District Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	6-1-2044	2,000,000	2,294,740
Colorado Regional Transportation District Certificate of Participation Tax-Exempt Bonds Series 2010A (Miscellaneous Revenue)	5.38	6-1-2031	2,500,000	2,834,900
Colorado Regional Transportation District Certificate of Participation Transit Vehicles Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2022	1,000,000	1,045,950
Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A (Tax Revenue)	5.00	11-1-2031	1,000,000	1,198,340

2

Wells Fargo Colorado Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)

Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2 (Utilities Revenue)	5.00%	11-15-2038	$3,000,000	$3,612,510
Colorado Western State University Auxiliary Facilities (Education Revenue)	5.00	5-15-2027	1,100,000	1,387,364
Commerce City CO Sales & Use Tax Bonds Series 2014 (Tax Revenue, AGM Insured)	5.00	8-1-2044	1,250,000	1,469,150
Denver CO City & County Department of Aviation Airport System Bonds Series 2012B (Airport Revenue)	5.00	11-15-2030	2,000,000	2,396,500
Denver CO City & County Excise Tax Series A (Tax Revenue, AGC Insured)	6.00	9-1-2021	2,000,000	2,292,180
Denver CO City & County Refunding and Improvement Bonds Series A (Tax Revenue)	5.00	8-1-2044	500,000	609,850
Denver CO Convention Center (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2030	1,205,000	1,207,844
Denver CO School District No. 1 Certificate of Participation Series B (Miscellaneous Revenue)	5.00	12-15-2035	1,000,000	1,201,730
Denver CO School District No. 1 Certificate of Participation Series B (Miscellaneous Revenue)	5.00	12-15-2045	1,200,000	1,422,564
Douglas County CO Stonegate Village Metropolitan District (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2045	525,000	608,045
Eagle County CO Eagle River Water and Sanitation District (GO Revenue)	5.00	12-1-2045	1,360,000	1,641,874
East Cherry Creek Valley CO Water and Sanitation District (Water & Sewer Revenue)	5.00	11-15-2032	750,000	917,880
El Paso County CO Lorson Ranch Metropolitan District No. 2 (GO Revenue)	5.00	12-1-2041	855,000	987,662
El Paso County CO School District No. 49 (Miscellaneous Revenue, National Insured)	5.00	12-15-2027	1,430,000	1,502,615
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	1,330,000	1,447,838
Fremont County CO Finance Corporation Certificate of Participation Series 2013 (Miscellaneous Revenue)	5.25	12-15-2038	1,265,000	1,461,935
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-2026	715,000	797,025
Glendale CO Certificate of Participation Series 2006 (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2025	1,000,000	1,007,270
JPMorgan Chase PUTTER/DRIVER Trust Series 5008 (Health Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144Aø	0.90	6-1-2021	1,500,000	1,500,000
Longmont CO Certificate of Participation Series 2014 (Miscellaneous Revenue)	5.00	12-1-2034	1,000,000	1,171,000
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12-1-2017	105,000	108,719
Platte Valley CO Fire Protection District (Miscellaneous Revenue)	5.00	12-1-2036	325,000	360,994
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	2,000,000	2,404,020
Tender Option Bond Trust Receipts for Colorado HCFR Series 2015-XF1001 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.89	1-1-2045	2,360,000	2,360,000
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B (Tax Revenue)	5.00	12-1-2034	1,375,000	1,618,636
University of Colorado Enterprise System Series A (Education Revenue)	5.00	6-1-2026	1,000,000	1,181,270
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-2029	2,000,000	2,276,100
Weld County CO Eaton Area Park and Recreation District Series 2015 (GO Revenue)	5.50	12-1-2038	1,075,000	1,157,453
Westminster CO Certificate of Participation Series 2015A (Miscellaneous Revenue)	5.00	12-1-2035	2,000,000	2,394,700
Wheatlands CO (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2030	500,000	601,395

				108,770,353

Guam : 2.35%

Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,106,210

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Colorado Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value

Guam (continued)

Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)		5.75%	12-1-2034	$500,000	$574,300
Guam Government Waterworks Authority (Water & Sewer Revenue)		5.00	1-1-2046	1,000,000	1,152,450

					2,832,960

Maryland : 0.40%

Maryland Economic Development Corporation Salisbury University Project (Education Revenue)		5.00	6-1-2027	235,000	262,836
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)		5.00	6-1-2030	200,000	221,034

					483,870

Pennsylvania : 1.41%

East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)		5.00	7-1-2029	500,000	570,175
Pennsylvania Higher Education Facilities Authority Indiana University Student Housing Project Series A (Education Revenue)		5.00	7-1-2032	1,000,000	1,135,440

					1,705,615

Virgin Islands : 0.92%

Virgin Islands PFA Matching Fund Loan Note Senior Lien (Miscellaneous Revenue, AGM Insured)		5.00	10-1-2029	1,000,000	1,110,776

Total Municipal Obligations (Cost $109,947,262)					118,541,939

		Yield		Shares

Short-Term Investments : 0.49%

Investment Companies : 0.49%

Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)		0.69		589,481	589,481

Total Short-Term Investments (Cost $589,481)					589,481

Total investments in securities (Cost $110,536,743)*	98.79%				119,131,420

Other assets and liabilities, net	1.21				1,455,162

Total net assets	100.00%				$120,586,582

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $110,536,541 and unrealized gains (losses) consists of:

Gross unrealized gains	$8,672,783
Gross unrealized losses	(77,904)

Net unrealized gains	$8,594,879

4

Wells Fargo Colorado Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
CAB	Capital appreciation bond
DRIVER	Derivative inverse tax-exempt receipts
ECFA	Educational & Cultural Facilities Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
PUTTER	Puttable tax-exempt receipts

5

Wells Fargo Colorado Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$118,541,939	$0	$118,541,939
Short-term investments
Investment companies	589,481	0	0	589,481

Total assets	$589,481	$118,541,939	$0	$119,131,420

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 100.24%

Alabama : 1.06%

Alabama State University General Tuition and Fee (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,000,000	$1,000,140
Jefferson County AL Warrants CAB Senior Lien Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2027	920,000	612,876

				1,613,016

Arizona : 1.43%

Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	250,000	274,733
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	160,000	171,502
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	500,000	590,990
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	500,000	520,690
Pima County AZ IDA Refunding Bond Desert Heights Charter School Facility (Education Revenue)	6.00	5-1-2024	580,000	630,315

				2,188,230

California : 5.50%

Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	500,000	592,710
California CDA California Baptist University Series B (Education Revenue) 144A	5.75	11-1-2017	100,000	102,357
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	250,000	286,490
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.88	10-1-2044	1,000,000	1,106,050
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	1,000,000	1,141,670
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	1,000,000	1,001,080
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	500,000	499,145
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	4.75	8-1-2019	225,000	239,004
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	100,000	108,806
Compton CA PFA (Lease Revenue) 144A	4.50	9-1-2032	2,585,000	2,690,261
San Francisco City & County CA CAB Redevelopment Agency Successor Agency Mission Bay South Redevelopment Project Sub-Series D (Tax Revenue) 144A¤(i)	0.00	8-1-2026	1,000,000	626,860

				8,394,433

Colorado : 7.29%

Arapahoe County CO Copperleaf Metropolitan District (GO Revenue)	5.75	12-1-2045	500,000	533,510
Arvada CO Jefferson Center Metropolitan District (Tax Revenue)	4.75	12-1-2026	1,280,000	1,330,765
Arvada CO Leyden Rock Metropolitan District #10 (GO Revenue)	5.00	12-1-2045	600,000	612,870
Broomfield CO Great Western Park Metropolitan District #2 (GO Revenue)	5.00	12-1-2046	1,000,000	1,025,550
Centennial CO Southglenn Metropolitan District (GO Revenue)	3.00	12-1-2021	960,000	955,872
Centennial CO Southglenn Metropolitan District (GO Revenue)	5.00	12-1-2030	785,000	843,553
Colorado Health Facilities Authority Christian Living Neighborhoods Project (Health Revenue) %%	5.00	1-1-2037	1,800,000	2,004,102
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	500,000	552,810
Eaton CO Area Park & Recreation District (GO Revenue)	5.00	12-1-2023	810,000	877,789
Eaton CO Area Park & Recreation District (GO Revenue)	5.50	12-1-2030	475,000	519,560
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	1,725,000	1,877,835

				11,134,216

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Delaware : 0.68%

Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00%	9-1-2045	$1,000,000	$1,031,300

District of Columbia : 0.30%

District of Columbia Tobacco Settlement Financing Corporation (Tobacco Revenue)	6.75	5-15-2040	435,000	450,203

Florida : 2.34%

Crossings At Fleming Island Florida Community Development District Refunding Bond Senior Lien Series A-1 (Miscellaneous Revenue)	4.00	5-1-2024	1,000,000	1,036,410
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	250,000	293,868
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	250,138
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A (Education Revenue) 144A	6.00	9-15-2045	1,000,000	1,052,300
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	920,000	946,294

				3,579,010

Georgia : 1.00%

Cobb County GA Development Authority Student Housing Refunding Bond Kennesaw State University Foundation Project Series C (Housing Revenue)	5.00	7-15-2028	800,000	908,984
Georgia Road & Tollway Authority Convertible CAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A±	0.00	6-1-2049	1,000,000	617,460

				1,526,444

Guam : 0.21%

Guam International Airport Authority Series C (Airport Revenue)	6.38	10-1-2043	260,000	314,870

Idaho : 0.42%

Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	335,000	374,165
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	250,000	272,015

				646,180

Illinois : 15.08%

Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	500,000	388,465
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2024	1,000,000	742,270
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2025	500,000	353,355
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2028	1,000,000	602,400
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2021	250,000	253,225
Chicago IL Midway Airport Refunding Bond Second Lien Series A (Airport Revenue)	5.00	1-1-2031	1,000,000	1,154,810
Chicago IL O’Hare International Airport Revenue Bond Series B (Airport Revenue)	6.00	1-1-2041	150,000	177,909
Chicago IL Sales Tax Revenue (Tax Revenue)	5.00	1-1-2032	1,500,000	1,645,335
Chicago IL Sales Tax Revenue Series A (Tax Revenue)	5.00	1-1-2041	1,000,000	1,053,190
Chicago IL Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	500,000	501,710
Chicago IL Series A (GO Revenue)	5.00	1-1-2033	310,000	320,971
Chicago IL Series A (GO Revenue)	5.25	1-1-2023	500,000	516,270
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	700,000	762,356
Chicago IL Transit Authority Sales Tax Receipts Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	1,000,000	1,155,670
Chicago IL Waste Water Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	600,000	604,380

2

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00%	12-1-2025	$350,000	$294,658
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	730,000	524,644
Cook County IL School District #148 Dolton Series E (GO Revenue, AGM Insured)	4.75	12-1-2022	380,000	401,500
Cook County IL School District #148 Dolton Series E (GO Revenue, AGM Insured)	4.75	12-1-2025	450,000	475,461
Illinois (GO Revenue)	5.00	3-1-2033	2,000,000	2,131,620
Illinois (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.50	7-1-2025	525,000	620,503
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	250,000	288,100
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A (Education Revenue) 144A	5.25	12-1-2025	800,000	825,800
Illinois Finance Authority Charter School Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	700,000	789,418
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School (Miscellaneous Revenue)	6.00	2-1-2034	680,000	735,141
Illinois Finance Authority Presence Health Network Series C (Health Revenue)	5.00	2-15-2028	1,150,000	1,333,701
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	500,000	577,355
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	1,000,000	756,640
Lake County IL Community Unit School District #187 North Chicago Series A (GO Revenue, AGM Insured) ¤	0.00	1-1-2023	590,000	469,994
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	85,000	83,524
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	250,000	240,078
Will County IL Communty High School District #210 Lincoln-Way (GO Revenue)	4.00	1-1-2022	500,000	502,760
Will County IL Communty High School District #210 Lincoln-Way CAB Series B (GO Revenue) ¤	0.00	1-1-2027	445,000	278,321
Will County IL Communty High School District #210 Lincoln-Way CAB Series B (GO Revenue) ¤	0.00	1-1-2033	1,000,000	444,600
Will County IL Communty High School District #210 Lincoln-Way Series A (GO Revenue)	5.00	1-1-2030	1,000,000	1,024,180

				23,030,314

Indiana : 3.40%

Brookhaven County IN EDA Line Senior Apartments Project Series A (Housing Revenue)	6.25	7-1-2043	1,585,000	1,783,119
Indiana Business Finance Authority Refunding Bond Marquette Project Series A (Health Revenue)	5.00	3-1-2030	1,100,000	1,247,708
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	250,000	272,903
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2040	1,000,000	1,086,710
Indiana Finance Authority I-69 Section 5 Project (Miscellaneous Revenue)	4.00	3-1-2017	800,000	802,696

				5,193,136

Iowa : 1.90%

Coralville IA Certificate of Participation Series D (Miscellaneous Revenue)	5.25	6-1-2026	1,000,000	1,003,520
Xenia Dallas County IA Rural Water District Capital Loan Notes (Water & Sewer Revenue)	5.00	12-1-2031	1,600,000	1,901,776

				2,905,296

Kansas : 1.68%

Wyandotte County & Kansas City KS Special Obligation Refunding and Improvement Bonds Plaza Redevelopment Project (Tax Revenue)	4.00	12-1-2028	1,000,000	1,015,860

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Kansas (continued)

Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00%	9-1-2034	$4,400,000	$1,549,460

				2,565,320

Kentucky : 1.97%

Kentucky EDFA Refunding Bond Rosedale Green Project (Health Revenue)	5.50	11-15-2035	1,000,000	1,063,330
Kentucky EDFA Senior Next Generation Information Highway Project Series A (Miscellaneous Revenue)	5.00	7-1-2037	700,000	804,510
Kentucky EDFA Senior Revenue Bonds Next Generation Information Highway Project Series A (Miscellaneous Revenue)	5.00	1-1-2045	1,000,000	1,140,220

				3,008,060

Maryland : 0.68%

Prince Georges County MD Charter School Chesapeake Lighthouse Obligated Group Series A (Education Revenue) 144A	6.90	8-1-2041	1,000,000	1,040,960

Michigan : 8.31%

Charyl Stockwell Academy Michigan Public School Refunding Bond (Miscellaneous Revenue)	4.88	10-1-2023	445,000	460,197
Detroit MI Distribution of State Aid (GO Revenue)	4.50	11-1-2023	275,000	287,510
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	285,000	241,441
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2021	170,000	138,904
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2024	20,000	14,004
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2025	580,000	383,687
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2018	1,000,000	997,740
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	250,000	259,043
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F (Tax Revenue)	4.50	10-1-2029	1,000,000	1,110,830
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4 (Water & Sewer Revenue)	5.00	7-1-2031	1,015,000	1,179,592
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	1,000,000	1,149,320
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	1,000,000	1,124,140
Michigan Finance Authority Refunding Bond Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2020	1,000,000	1,077,770
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	300,000	295,572
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	950,000	957,847
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	225,000	225,459
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	200,000	159,984
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	312,500	328,709
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	1,000,000	1,021,890
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	250,000	252,250
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	960,000	1,015,824

				12,681,713

Minnesota : 0.90%

Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	4.40	7-1-2025	160,000	172,798
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	5.00	7-1-2030	195,000	213,948
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	5.25	7-1-2037	190,000	210,191

4

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)

Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.70%	8-1-2026	$335,000	$353,810
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.80	8-1-2027	400,000	422,924

				1,373,671

Missouri : 1.98%

Blue Springs MO Special Obligation Tax Refunding & Improvement Adams Farm Project Series A (Tax Revenue)	4.00	6-1-2026	915,000	948,809
Missouri HEFA Lutheran Senior Services Series B (Health Revenue) %%	5.00	2-1-2046	1,825,000	2,070,298

				3,019,107

New Jersey : 3.63%

Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	200,000	215,030
New Jersey EDA Continental Airlines Incorporated Project (Industrial Development Revenue)	5.25	9-15-2029	250,000	278,448
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, National Insured)	5.00	3-1-2030	1,000,000	1,109,190
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	1,000,000	527,510
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	2,000,000	2,295,380
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2027	1,000,000	1,118,820

				5,544,378

New York : 7.69%

Green Island NY Power Authority Power System (Utilities Revenue)	6.00	12-15-2020	890,000	897,823
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	1,000,000	1,135,090
Monroe County NY IDAG Continuing Development Services Project (Industrial Development Revenue, Citizens Bank LOC) ø	1.01	7-1-2027	2,725,000	2,725,000
New York NY Transitional Finance Authority Sub Series 2E (Tax Revenue, Dexia Credit Local SPA) ø	1.05	11-1-2022	1,500,000	1,500,000
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	1,000,000	1,000,320
Oyster Bay NY BAN Series C (GO Revenue) ##	4.00	6-1-2018	2,000,000	2,015,940
Oyster Bay NY Public Improvement Bonds (GO Revenue)	3.00	8-15-2020	500,000	490,475
Poughkeepsie City NY BAN Series A (GO Revenue)	3.75	5-7-2017	1,680,000	1,686,838
Westchester County NY Local Development Pace University Series A (Education Revenue)	5.00	5-1-2034	250,000	284,038

				11,735,524

North Dakota : 1.31%

Burleigh County ND Educational Facilities Authority University of Mary Project (Education Revenue)	4.38	4-15-2026	2,000,000	2,002,680

Ohio : 2.31%

Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	500,000	534,815
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	1,000,000	893,580
Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75	12-1-2023	1,000,000	954,100
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2039	1,000,000	1,150,380

				3,532,875

Oklahoma : 0.49%

Cherokee Nation of Oklahoma Health Care System Series 2006 (Health Revenue, ACA Insured) 144A	4.60	12-1-2021	740,000	743,604

5

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Oregon : 0.64%

Multnomah County OR Hospital Facilities Authority Refunding Bond Mirabella South Waterfront Project Series A (Health Revenue)	5.00%	10-1-2019	$350,000	$376,793
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A (Health Revenue)	5.00	7-1-2025	550,000	593,406

				970,199

Pennsylvania : 6.19%

Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	155,000	165,938
Chester County PA HEFA Immaculata University Project (Education Revenue)	5.50	10-15-2025	915,000	925,468
Chester PA Upland School District (GO Revenue)	4.75	9-15-2027	1,725,000	1,665,350
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00	7-1-2029	500,000	570,175
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2026	1,655,000	1,946,760
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	375,000	427,853
Philadelphia PA State Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2031	1,000,000	1,069,320
Scranton PA Notes (GO Revenue)	5.00	11-15-2032	1,500,000	1,624,110
Scranton PA RDA Guaranteed Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00	11-15-2021	1,000,000	1,063,260

				9,458,234

Puerto Rico : 2.06%

Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	700,000	719,138
Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, Ambac Insured) ¤##	0.00	7-1-2017	1,000,000	982,820
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2018	1,275,000	1,321,487
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Tax Revenue, Government Development Bank for Puerto Rico SPA) (s)	6.00	8-1-2024	1,175,000	113,963

				3,137,408

South Carolina : 0.76%

Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	152,230	144,619
Jasper County SC School Project (Miscellaneous Revenue)	4.00	4-1-2020	30,000	31,362
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, AGC Insured)	6.00	12-1-2031	215,000	227,603
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	185,000	197,848
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	500,000	564,470

				1,165,902

Tennessee : 0.98%

Shelby County TN Health Educational and Housing Facility Board Methodist Le Bonheur Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.92	6-1-2042	1,500,000	1,500,000

Texas : 7.15%

Arlington TX Higher Education Finance Corporation Universal Academy Series A (Education Revenue)	7.00	3-1-2034	320,000	338,858
Hackberry TX Special Assessment Revenue Public Improvement District #3 Phase #13 (Miscellaneous Revenue)	6.00	9-1-2026	210,000	218,889
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	970,000	1,016,832

6

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)

New Hope TX Cultural Education Facilities Finance Corporation Cardinal Bay Incorporated Village On The Park Carriage Inn Series B (Health Revenue)	5.00%	7-1-2046	$2,500,000	$2,847,350
New Hope TX Cultural Education Facilities Finance Corporation Collegiate Housing San Antonio I LLC A&M Universiity Series A (Housing Revenue)	5.00	4-1-2036	1,000,000	1,142,970
New Hope TX Cultural Education Facilities Finance Corporation MRC Crestview (Health Revenue)	5.00	11-15-2046	1,000,000	1,123,360
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.94	4-1-2040	1,500,000	1,500,000
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A (Education Revenue)	3.88	8-15-2026	415,000	412,460
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A (Education Revenue)	5.00	8-15-2036	655,000	676,622
Tarrant County TX Cultural Education Facilities Finance Corporation Series B (Health Revenue)	5.00	11-15-2030	1,000,000	1,141,430
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2027	190,000	243,808
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	200,000	251,426

				10,914,005

Utah : 0.67%

Utah Finance Authority Charter School Revenue Spectrum Academy Project (Education Revenue) 144A	5.00	4-15-2030	1,000,000	1,026,380

Virgin Islands : 2.34%

Virgin Islands PFA Matching Funding Loan Series A (Miscellaneous Revenue)	6.75	10-1-2019	1,545,000	1,598,349
Virgin Islands PFA Series A (Tax Revenue)	5.00	10-1-2032	2,000,000	1,976,140

				3,574,489

Virginia : 1.06%

Stafford County & Staunton VA IDA Community Services Boards League/Central Series B (Miscellaneous Revenue)	6.50	8-1-2028	1,555,000	1,610,747

Washington : 1.52%

Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project (Health Revenue)	5.25	12-1-2025	250,000	277,558
Washington Housing Finance Commission Bayview Manor Homes Series A (Health Revenue) 144A	4.00	7-1-2026	1,000,000	1,033,440
Washington Housing Finance Commission Nonprofit Housing Bonds Heron’s Key Senior Living Series B3 (Health Revenue) 144A	4.38	1-1-2021	1,000,000	1,009,560

				2,320,558

West Virginia : 1.17%

West Virginia EDA Morgantown Energy Associates Project (Industrial Development Revenue)	2.88	12-15-2026	1,500,000	1,502,340
West Virginia Hospital Finance Authority (Health Revenue)	6.25	10-1-2023	270,000	285,098

				1,787,438

Wisconsin : 3.79%

Wisconsin Center District Refunding Bond Junior Dedicated Series A (Tax Revenue)	5.00	12-15-2028	1,000,000	1,147,510
Wisconsin HEFA Marshfield Clinic Series B (Health Revenue, JPMorgan Chase & Company LOC) ø	0.84	1-15-2036	1,500,000	1,500,000
Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	5.13	6-1-2048	1,250,000	1,277,188
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A (Education Revenue)	4.13	10-1-2024	270,000	281,367

7

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name		Interest rate	Maturity date	Principal	Value

Wisconsin (continued)

Wisconsin PFA Coral Academy Science Las Vegas Series A (Education Revenue)		5.00%	7-1-2024	$500,000	$551,940
Wisconsin PFA Research Triangle High School Project Series 2015-A (Education Revenue) 144A		5.63	7-1-2045	1,000,000	1,035,180

					5,793,185

Wyoming : 0.35%

Sweetwater County WY Solid Waste Disposal Refunding Bond FMC Corporation Project (Industrial Development Revenue)		5.60	12-1-2035	525,000	527,000

Total Municipal Obligations (Cost $147,352,511)					153,040,085

		Yield		Shares

Short-Term Investments : 0.91%

Investment Companies : 0.85%

Wells Fargo Municipal Cash Management Fund Institutional Class ##(l)(u)		0.69		1,291,314	1,291,314

				Principal

U.S. Treasury Securities : 0.06%

U.S. Treasury Bill (z)#		0.33	12-15-2016	$100,000	99,960

Total Short-Term Investments (Cost $1,391,245)					1,391,274

Total investments in securities (Cost $148,743,756)*	101.15%				154,431,359

Other assets and liabilities, net	(1.15)				(1,751,452)

Total net assets	100.00%				$152,679,907

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
%%	The security is issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $148,743,756 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,062,963
Gross unrealized losses	(375,360)

Net unrealized gains	$5,687,603

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority

8

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

9

Wells Fargo High Yield Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$153,040,085	$0	$153,040,085
Short-term investments
Investment companies	1,291,314	0	0	1,291,314
U.S. Treasury securities	99,960	0	0	99,960

	1,391,274	153,040,085	0	154,431,359

Futures contracts	14,688	0	0	14,688

Total assets	$1,405,962	$153,040,085	$0	$154,446,047

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended September 30, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At September 30, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at September 30, 2016	Unrealized gains
12-20-2016	JPMorgan	10 Short	U.S. Treasury Bonds	$1,681,563	$17,167

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.15%

Alabama : 0.24%

Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12-1-2017	$2,640,000	$2,767,195
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	3,325,000	3,533,511

				6,300,706

Alaska : 0.17%

Alaska Railroad Corporation Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2020	3,245,000	3,358,543
Valdez AK Marine Terminal BP Pipelines Project Series 2003B (Industrial Development Revenue)	5.00	1-1-2021	1,000,000	1,139,660

				4,498,203

Arizona : 1.59%

Arizona Refunding Certificate of Participation (Miscellaneous Revenue)	5.00	9-1-2027	3,040,000	3,802,250
Arizona Sports & Tourism Authority Series A (Tax Revenue)	4.00	7-1-2020	1,365,000	1,475,538
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2021	795,000	907,636
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2022	1,000,000	1,165,200
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue) ±	4.50	7-1-2024	1,575,000	1,875,683
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue) ±	4.50	7-1-2025	1,270,000	1,500,378
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue) ±	5.00	7-1-2027	420,000	516,033
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue) ±	5.50	7-1-2029	960,000	1,212,048
McAllister AZ Arizona State University Hassayampa Academic Village Project (Education Revenue)	5.00	7-1-2025	750,000	945,285
Mohave County AZ Kingman Unified School District #20 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2024	4,000,000	4,856,160
Mohave County AZ Kingman Unified School District #20 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2026	1,175,000	1,451,889
Phoenix AZ (GO Revenue)	5.00	7-1-2027	4,000,000	5,152,600
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-2029	5,000,000	5,650,850
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.00	7-1-2021	775,000	804,597
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	5,000,000	5,173,000
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2027	450,000	549,207
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2028	700,000	848,708
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2034	3,680,000	4,355,906

				42,242,968

California : 9.59%

Acalanes CA Union High School District Refunding Bonds (GO Revenue)	5.00	8-1-2017	2,070,000	2,142,761
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	4,220,000	4,134,883
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	1,350,000	1,311,755
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	2,500,000	2,986,575
Bay Area CA Toll Authority Toll Bridge Series A (Transportation Revenue) ±	2.09	4-1-2036	9,810,000	9,987,953
California (GO Revenue)	5.25	3-1-2024	5,000,000	5,732,900
California (GO Revenue)	5.25	3-1-2030	1,440,000	1,634,371
California (GO Revenue)	6.00	3-1-2033	2,510,000	2,928,241
California GO Series B-1 (GO Revenue, Citibank NA LOC) ø	0.67	5-1-2034	1,450,000	1,450,000
California Municipal Finance Authority (Utilities Revenue)	5.00	10-1-2025	1,500,000	1,940,940

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.02%	8-1-2027	$14,950,000	$14,950,000
California PFOTER Series DCL-010 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.02	8-1-2027	7,815,000	7,815,000
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	1,990,000	2,121,579
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	2,750,000	3,108,353
California Public Works Board Various Judicial Council Project Series D (Miscellaneous Revenue)	5.25	12-1-2026	1,000,000	1,195,830
California Public Works University of California Board of Regents Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	14,527,398
California Statewide CDA Series A (Education Revenue)	6.90	8-1-2031	1,915,000	2,238,444
California Statewide CDA Series C (Health Revenue)	5.25	8-15-2031	3,000,000	3,562,650
California Various Purposes (GO Revenue)	6.00	4-1-2038	8,055,000	9,067,836
Cerritos CA Community College District Series D (GO Revenue) ¤	0.00	8-1-2025	1,800,000	1,477,548
Chino Basin CA Desalter Authority Series A (Water & Sewer Revenue)	4.00	6-1-2028	2,000,000	2,339,820
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2029	1,565,000	1,020,161
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2031	2,400,000	1,434,336
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2019	1,490,000	1,647,493
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2020	2,000,000	2,283,340
Emery CA Unified School District Election of 2010 Series A (GO Revenue, AGM Insured)	6.25	8-1-2031	4,500,000	5,544,675
Los Angeles CA Community College District Election of 2008 Series I (GO Revenue)	4.00	8-1-2027	1,400,000	1,695,442
Los Angeles CA Community College District Election of 2008 Series I (GO Revenue)	4.00	8-1-2035	1,140,000	1,288,268
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	2,000,000	3,015,940
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	7.00	11-1-2034	3,000,000	4,523,910
New Haven CA Unified School District CAB Project (GO Revenue, AGC Insured) ¤	0.00	8-1-2033	5,590,000	3,386,813
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.15	7-1-2027	10,000,000	9,403,700
Northern California Power Agency Series A (Utilities Revenue)	5.25	8-1-2023	5,150,000	5,850,967
Northern Humboldt CA High School District Election of 2010 Series A (GO Revenue)	6.50	8-1-2034	1,145,000	1,407,468
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO Revenue)	6.50	8-1-2020	1,730,000	2,001,541
Oakland CA Unified School District Alameda County Election of 2009 Series A (GO Revenue)	6.25	8-1-2019	1,285,000	1,473,702
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	6.25	8-1-2028	2,000,000	2,470,580
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	6.25	8-1-2030	2,000,000	2,469,600
Oxnard CA School District Series A (GO Revenue, National Insured)	5.75	8-1-2030	1,825,000	2,268,968
Pasadena CA PFA Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	3-1-2021	1,655,000	1,938,419
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,769,580
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2023	3,045,000	3,717,519
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2024	3,000,000	3,645,360
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	2,700,000	3,056,265
Rio Hondo CA Community College District (GO Revenue) ¤	0.00	8-1-2030	2,315,000	1,535,377
Sacramento CA Airport Systems (Airport Revenue)	5.00	7-1-2025	2,000,000	2,259,560
Sacramento CA Municipal Utility District Series B (Utilities Revenue)	5.00	8-15-2030	1,075,000	1,311,253
San Diego CA Community College District Election of 2012 (GO Revenue)	5.00	8-1-2032	3,095,000	3,753,678
San Diego CA PFFA Capital Improvement Projects Series B (Miscellaneous Revenue)	5.00	10-15-2027	500,000	630,805
San Diego CA PFFA Capital Improvement Projects Series B (Miscellaneous Revenue)	5.00	10-15-2028	1,000,000	1,250,660
San Diego CA Unified School District Election of 1998 Series E-2 (GO Revenue, AGM Insured)	5.50	7-1-2027	5,000,000	6,769,200
San Gorgonio CA Memorial Healthcare District (GO Revenue)	7.00	8-1-2029	2,000,000	2,104,140

2

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

San Jose CA Libraries & Parks Project (GO Revenue)	5.13%	9-1-2031	$6,110,000	$6,133,951
San Jose CA MFHR Casa Del Pueblo Apartments Project Series D (Housing Revenue) ±	0.95	12-1-2017	10,000,000	9,987,600
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	8-1-2030	1,355,000	1,536,800
Santa Ana CA Financing Authority Police Administration and Holding Facilities Prerefunded Balance (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	571,975
Santa Ana CA Financing Authority Police Administration and Holding Facilities Unrefunded Balance (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	565,685
Southern California Public Power Authority Milford Wind Corridor Project #1 (Utilities Revenue)	5.00	7-1-2024	5,000,000	5,624,750
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-2024	2,000,000	2,171,220
Sylvan CA Unified School District CAB Election of 2006 (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,669,954
Sylvan CA Unified School District CAB Election of 2006 (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,733,704
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO Revenue)	6.00	8-1-2036	1,500,000	1,852,785
University of California Limited Project Series G (Education Revenue)	5.00	5-15-2037	10,390,000	12,295,526
University of California Medical Center Series J (Health Revenue)	5.25	5-15-2030	15,000,000	18,288,000
University of California Prerefunded Series Q (Education Revenue)	5.25	5-15-2024	2,090,000	2,169,587
University of California Unrefunded Series Q (Education Revenue)	5.25	5-15-2024	65,000	67,463
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2018	445,000	474,156
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2019	905,000	994,984
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2020	1,300,000	1,337,479
Washington Township CA Health Care District Series A (Health Revenue)	5.13	7-1-2017	260,000	267,719
West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2026	4,620,000	3,630,673

				254,957,568

Colorado : 0.35%

Adams County CO Refunding & Improvement Certificate of Participation (Miscellaneous Revenue)	4.00	12-1-2018	500,000	531,400
Adams County CO Refunding & Improvement Certificate of Participation (Miscellaneous Revenue)	5.00	12-1-2021	830,000	982,886
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	400,000	408,264
Colorado ECFA University of Denver Project (Education Revenue, National Insured)	5.25	3-1-2025	1,110,000	1,382,927
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	5,000,000	6,010,050

				9,315,527

Connecticut : 2.80%

Connecticut HEFAR Yale University Issue Series A (Education Revenue) ±	1.00	7-1-2042	25,000,000	24,993,250
Connecticut HEFAR Yale University Issue Series A (Education Revenue) ±	1.38	7-1-2035	10,000,000	10,090,200
Connecticut HEFAR Yale University Issue Series A-2 (Education Revenue) ±	2.00	7-1-2042	3,295,000	3,344,853
Connecticut Series A (Miscellaneous Revenue) ±	1.69	3-1-2022	3,000,000	3,018,390
Connecticut Series A (Miscellaneous Revenue) ±	1.94	4-15-2019	2,300,000	2,312,351
Connecticut Series A (Miscellaneous Revenue) ±	2.09	4-15-2020	3,300,000	3,331,251
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A (Tax Revenue)	5.00	8-1-2028	2,000,000	2,476,080
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A (Tax Revenue)	5.00	8-1-2030	1,000,000	1,223,710
Hamden CT (GO Revenue)	4.00	8-15-2020	1,235,000	1,343,013
Hamden CT (GO Revenue)	4.00	8-15-2021	1,235,000	1,361,254

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Connecticut (continued)

Hamden CT (GO Revenue, AGM Insured)	5.00%	8-15-2021	$1,000,000	$1,165,860
Hamden CT (GO Revenue, AGM Insured)	5.00	8-15-2022	1,000,000	1,188,540
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	4-1-2022	3,010,000	3,475,798
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2026	1,000,000	1,188,060
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2028	1,265,000	1,483,959
Hartford CT Series C (GO Revenue, AGM Insured)	5.00	7-15-2022	2,320,000	2,694,355
University of Connecticut Series A (Education Revenue)	5.00	3-15-2027	1,000,000	1,260,100
University of Connecticut Series A (Education Revenue)	5.00	3-15-2028	2,000,000	2,496,320
University of Connecticut Series A (Education Revenue)	5.00	3-15-2031	3,000,000	3,676,380
University of Connecticut Series A (Education Revenue)	5.00	3-15-2032	2,000,000	2,439,540

				74,563,264

Delaware : 0.08%

Delaware EDA Odyssey Charter School Project Series B (Education Revenue) 144A	6.75	9-1-2035	2,000,000	2,055,340

District of Columbia : 0.56%

District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2023	1,000,000	1,199,390
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2025	3,520,000	4,219,178
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25	12-1-2025	2,630,000	3,055,350
District of Columbia Howard University Series A (Education Revenue)	5.75	10-1-2026	2,510,000	2,706,508
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-2024	3,095,000	3,584,443

				14,764,869

Florida : 4.48%

Boynton Beach FL Utilities Systems (Water & Sewer Revenue, National Insured)	5.50	11-1-2016	1,500,000	1,505,730
Broward County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	7-1-2024	5,000,000	6,212,150
Cityplace Florida Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2021	2,945,000	3,292,363
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2022	2,205,000	2,667,234
Duval County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00	7-1-2028	2,500,000	3,060,075
Duval County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00	7-1-2029	5,000,000	6,080,150
Florida Department of Transportation Turnpike System Series A (Transportation Revenue)	5.00	7-1-2023	3,910,000	4,822,438
Florida Department of Transportation Turnpike System Series A (Transportation Revenue)	5.00	7-1-2025	4,950,000	6,277,838
Florida Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	5.00	9-15-2020	1,670,000	1,744,232
Florida HEFAR (Education Revenue)	4.00	4-1-2021	1,000,000	1,103,410
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue)	5.00	10-1-2025	1,250,000	1,537,025
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2017	1,665,000	1,729,918
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2016	1,000,000	1,000,090
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	1,000,000	1,029,040
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.10	12-1-2020	3,000,000	3,015,780
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.20	12-1-2020	3,290,000	3,407,486
Hernando County FL School Board Florida Master Lease Program Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2025	2,065,000	2,578,008
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2019	3,440,000	3,728,031
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2020	3,600,000	3,978,648
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-2021	2,485,000	2,762,575

4

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)

Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.96%	9-25-2024	$11,960,000	$11,960,000
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,650,970
Miami-Dade County FL School Board Certificate of Participation Series D (Miscellaneous Revenue)	5.00	11-1-2027	6,600,000	8,045,664
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2023	700,000	841,253
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-2024	2,950,000	3,188,596
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue)	5.25	10-1-2022	3,000,000	3,257,490
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, Ambac Insured) ±	5.35	3-15-2042	5,260,000	5,593,011
Reedy Creek FL Improvement District Series A (GO Revenue)	5.00	6-1-2027	2,800,000	3,566,472
Reedy Creek FL Improvement District Series A (GO Revenue)	5.00	6-1-2035	4,675,000	5,686,670
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	2,500,000	2,594,700
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2016	1,015,000	1,015,102
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2017	900,000	931,689
Tampa FL Sports Authority Stadium Project (Tax Revenue)	5.00	1-1-2025	3,395,000	4,287,002
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A (Education Revenue)	5.00	7-1-2022	1,730,000	2,044,722
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A (Education Revenue)	5.00	7-1-2023	815,000	980,412

				119,175,974

Georgia : 0.94%

Columbus GA Water & Sewerage Bond (Water & Sewer Revenue)	5.00	5-1-2033	950,000	1,183,396
Columbus GA Water & Sewerage Bond (Water & Sewer Revenue)	5.00	5-1-2035	1,200,000	1,481,940
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue) ±	2.35	7-1-2022	1,000,000	1,034,160
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2017	2,500,000	2,601,200
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2019	5,000,000	5,575,200
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	1,000,000	1,182,100
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue) ±	2.35	10-1-2048	2,000,000	2,068,320
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10-1-2021	3,330,000	3,839,324
Savannah GA MFHR Wessels Blackshear Home Project (Housing Revenue) ±	1.15	7-1-2019	6,000,000	5,977,200

				24,942,840

Guam : 0.41%

Guam Education Financing Foundation Certificate of Participation Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2017	2,195,000	2,195,263
Guam Government Business Privilege Tax Bond Series A (Tax Revenue)	5.00	1-1-2020	1,215,000	1,342,138
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2028	1,000,000	1,154,090
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2020	350,000	395,115
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	2,500,000	2,874,375
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2022	1,000,000	1,180,060
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2023	1,500,000	1,790,535

				10,931,576

Illinois : 15.05%

Bolingbrook, Will & DuPage Counties IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2023	650,000	771,199
Champaign & Coles Counties IL Community College District #505 Series A (GO Revenue)	4.00	12-1-2018	1,015,000	1,076,306

5

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00%	12-1-2021	$1,000,000	$843,330
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2025	3,380,000	2,388,680
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2026	4,030,000	2,709,168
Chicago IL Board of Education School Reform Series A (GO Revenue, National/FGIC Insured)	5.25	12-1-2023	5,125,000	5,786,074
Chicago IL Board of Education Series A3 (GO Revenue) ±	1.67	3-1-2036	10,000,000	9,339,600
Chicago IL Board of Education Series B (GO Revenue, Ambac Insured)	5.00	12-1-2021	7,760,000	7,778,469
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2021	2,500,000	2,348,825
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2029	3,000,000	2,760,090
Chicago IL Board of Education Series C (GO Revenue)	5.25	12-1-2025	5,000,000	4,670,750
Chicago IL Board of Education Series F (GO Revenue)	5.00	12-1-2020	2,375,000	2,251,453
Chicago IL CAB Series A (GO Revenue, National Insured) ±	5.44	1-1-2018	1,725,000	1,744,165
Chicago IL Metropolitan Reclamation Series B (GO Revenue)	5.00	12-1-2025	2,500,000	2,913,175
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2030	2,610,000	3,086,221
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2031	3,335,000	3,932,765
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	8,755,000	10,385,356
Chicago IL O’Hare International Airport Senior Lien Series B (Airport Revenue)	5.00	1-1-2030	8,000,000	9,628,240
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue, AGM Insured)	5.00	1-1-2033	1,000,000	1,044,660
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, AGC Insured)	5.25	1-1-2025	4,075,000	4,572,069
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25	1-1-2021	735,000	803,090
Chicago IL Park District Series A (GO Revenue)	5.00	1-1-2036	2,150,000	2,318,388
Chicago IL Park District Series B (GO Revenue)	5.00	1-1-2021	3,765,000	4,257,688
Chicago IL Park District Series C (GO Revenue)	5.00	1-1-2022	1,515,000	1,749,507
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, National Insured)	5.25	12-1-2017	3,555,000	3,652,300
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2025	615,000	650,473
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2026	5,140,000	5,842,073
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2027	3,000,000	3,395,760
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2030	2,075,000	2,297,897
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2022	1,730,000	2,016,263
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2023	1,155,000	1,341,094
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2025	500,000	576,095
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2026	2,000,000	2,300,100
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2028	3,000,000	3,409,110
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2029	1,490,000	1,688,110
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2033	1,000,000	1,148,050
Chicago IL Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	10,000,000	10,034,200
Chicago IL Series A (GO Revenue)	5.00	1-1-2027	1,000,000	1,068,200
Chicago IL Series A (GO Revenue, Ambac Insured)	5.00	1-1-2019	2,500,000	2,519,675
Chicago IL Series A (GO Revenue)	5.00	1-1-2025	750,000	809,505
Chicago IL Series A (GO Revenue)	5.25	1-1-2022	4,020,000	4,155,353
Chicago IL Series A (GO Revenue)	5.25	1-1-2023	4,475,000	4,620,617
Chicago IL Series A (GO Revenue)	5.25	1-1-2028	1,750,000	1,804,758
Chicago IL Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	4,750,000	4,969,545
Chicago IL Series C (GO Revenue) ¤	0.00	1-1-2023	2,500,000	1,802,550
Chicago IL Series C (GO Revenue)	4.00	1-1-2020	1,505,000	1,534,844
Chicago IL Series C (GO Revenue)	5.00	1-1-2024	3,695,000	3,802,561
Chicago IL Series C (GO Revenue)	5.00	1-1-2026	5,000,000	5,419,450
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	16,865,000	16,981,874
Chicago IL Series J (GO Revenue, Ambac Insured)	5.00	12-1-2023	365,000	367,548
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGC Insured)	5.25	6-1-2022	500,000	527,305
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5309-A (Transportation Revenue, AGC Insured)	6.00	6-1-2024	2,000,000	2,218,160
Chicago IL Transit Authority Sales Tax Receipts (Tax Revenue)	5.25	12-1-2027	2,600,000	2,987,686
Chicago IL Unrefunded Balance (GO Revenue, AGM Insured)	5.00	1-1-2024	35,000	35,292

6

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00%	1-1-2022	$1,340,000	$1,536,578
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2023	1,935,000	2,212,653
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2024	2,000,000	2,273,100
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2032	1,000,000	1,132,930
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2033	1,000,000	1,130,840
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2034	1,000,000	1,128,060
Chicago IL Waste Water Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,000,000	2,014,600
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2025	1,250,000	1,465,788
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2027	1,295,000	1,504,920
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2028	1,250,000	1,439,438
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2030	3,000,000	3,432,570
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2031	3,200,000	3,641,312
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	7,240,000	8,207,047
Cook County IL Series A (GO Revenue)	5.25	11-15-2023	7,680,000	8,680,090
Cook County IL Series A (GO Revenue)	5.25	11-15-2024	2,200,000	2,528,372
Cook County IL Series B (GO Revenue)	5.00	11-15-2023	600,000	693,888
Cook County IL Series C (GO Revenue)	5.00	11-15-2021	1,340,000	1,539,794
Cook County IL Series C (GO Revenue)	5.00	11-15-2024	2,175,000	2,527,894
Cook County IL Series C (GO Revenue)	5.00	11-15-2025	2,450,000	2,832,127
DuPage County IL High School District (GO Revenue, AGM Insured)	5.00	1-1-2021	1,000,000	1,010,230
DuPage, Cook & Will Counties IL Community College District #502 Series A (GO Revenue)	5.00	6-1-2022	2,650,000	3,139,349
Homer, Glen, Will & Cook Village Counties IL Series A (GO Revenue)	4.00	12-1-2019	1,000,000	1,082,040
Homer, Glen, Will & Cook Village Counties IL Series A (GO Revenue)	5.00	12-1-2021	1,015,000	1,124,204
Huntley IL Special Service Area #9 (Tax Revenue, AGC Insured)	4.60	3-1-2017	325,000	327,288
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	2,300,000	2,641,435
Illinois (GO Revenue)	4.75	4-1-2020	2,650,000	2,745,559
Illinois (GO Revenue, AGM Insured)	5.00	1-1-2023	2,450,000	2,657,687
Illinois (Tax Revenue)	5.00	6-15-2023	16,050,000	19,512,948
Illinois (Miscellaneous Revenue)	5.00	7-1-2023	5,000,000	5,692,200
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	1,000,000	1,106,410
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	5,000,000	5,798,500
Illinois Education Facilities Authority (Miscellaneous Revenue) ±	3.40	11-1-2036	1,275,000	1,296,917
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue) ±	4.13	11-1-2036	4,560,000	4,673,772
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	4-1-2021	3,920,000	4,233,835
Illinois Finance Authority Wesleyan University (Education Revenue)	5.00	9-1-2026	680,000	823,861
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National Insured)	5.25	2-1-2024	2,500,000	2,537,725
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National/FGIC Insured)	5.25	2-1-2023	1,100,000	1,116,599
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	7,324,916
Illinois Regional Transportation Authority (Tax Revenue, National Insured)	6.50	7-1-2026	7,815,000	10,612,379
Illinois Sales Tax Build Illinois Bond (Tax Revenue)	5.00	6-15-2029	1,000,000	1,130,780
Illinois Series A (Tax Revenue)	5.00	6-1-2022	485,000	486,853
Illinois Series A (GO Revenue)	5.00	4-1-2023	4,500,000	5,109,255
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	2,500,000	2,886,775
Illinois Series A (Tax Revenue)	5.00	1-1-2027	10,625,000	11,558,513
Illinois Series B (Tax Revenue)	5.00	6-15-2018	175,000	187,150
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2030	4,000,000	4,638,960
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,000,000	3,445,740
Illinois Sports Facilities Authority State Tax supported CAB (Tax Revenue, AGM Insured)	5.00	6-15-2028	2,500,000	2,883,450
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-2026	3,500,000	3,921,015
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,200,000	3,200,352
Illinois Unrefunded Balance Series B (Tax Revenue)	5.00	6-15-2018	825,000	880,894
Kane, Cook & DuPage Counties IL School District #46 Prerefunded Balance Series B (GO Revenue)	4.50	1-1-2024	1,170,000	1,373,779

7

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Kane, Cook & DuPage Counties IL School District #46 Unrefunded Balance Series B (GO Revenue)	4.50%	1-1-2024	$3,100,000	$3,554,491
Kane, McHenry, Cook & DeKalb Counties IL Unified School District (GO Revenue, Ambac Insured)	5.00	1-1-2024	2,000,000	2,021,460
Kendall, Kane & Will Counties IL Unified School District Series A (GO Revenue)	5.00	2-1-2023	1,000,000	1,147,320
McHenry & Kane Counties IL Community Consolidated School District #158 (GO Revenue)	5.63	1-15-2031	2,000,000	2,368,340
McHenry & Lake Counties IL Community Consolidated School District #26 (GO Revenue, AGM Insured)	5.00	2-1-2020	1,455,000	1,615,879
Northern IIlinois Municipal Power Agency Prairie State Project Series A (Utilities Revenue, National Insured)	5.00	1-1-2021	2,740,000	2,880,644
Northern Illinois University Board of Trustees Auxiliary Facilities (Education Revenue, AGM Insured)	5.00	4-1-2019	1,000,000	1,082,580
Northern Illinois University Board of Trustees Certificate of Participation (Education Revenue, AGM Insured)	5.00	9-1-2022	1,325,000	1,536,205
Northern Illinois University Board of Trustees Certificate of Participation (Education Revenue, AGM Insured)	5.00	9-1-2024	1,000,000	1,191,240
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	1,950,000	1,656,096
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2022	3,600,000	3,663,504
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2023	1,560,000	1,587,518
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2017	455,000	494,021
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2018	535,000	618,519
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-2020	8,270,000	7,752,050
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, Ambac Insured)	5.50	4-1-2024	1,000,000	1,262,200
University of Illinois Board of Trustees Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	2,000,000	2,078,640
Will County IL Community Unified School District CAB (GO Revenue, National Insured) ¤	0.00	11-1-2018	9,730,000	9,377,482

				400,107,276

Indiana : 2.33%

Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	4.00	8-1-2017	1,000,000	1,024,110
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.00	10-15-2017	5,410,000	5,611,252
Indiana Bond Bank Special Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2022	1,545,000	1,823,950
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.25	10-15-2016	600,000	601,074
Indiana Finance Authority Clean Water Act Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,035,000	1,247,434
Indiana Finance Authority Parkview Health System Series A (Health Revenue)	5.50	5-1-2024	4,500,000	5,035,725
Indiana Finance Authority Southern Indiana Gas & Electric Company Project Series D (Utilities Revenue) ±	1.95	3-1-2024	4,000,000	4,035,960
Indiana Finance Authority Stadium Project Series A (Miscellaneous Revenue)	5.25	2-1-2028	2,000,000	2,524,600
Indiana Finance Authority Wastewater Utilities CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2030	2,315,000	2,801,497
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.30	11-15-2031	15,000,000	14,999,700
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2027	760,000	964,189
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2028	1,000,000	1,254,160
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2029	735,000	916,178
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2030	1,375,000	1,696,970
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2031	1,000,000	1,228,520
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2033	1,545,000	1,882,212
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2034	2,000,000	2,427,240

8

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)

Jasper County IN PCR Northern Series A (Industrial Development Revenue, National Insured)	5.60%	11-1-2016	$5,900,000	$5,923,069
Jeffersonville IN Building Corporation First Mortgage Series C (Miscellaneous Revenue)	4.25	8-15-2017	210,000	212,730
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2022	925,000	1,065,804
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2023	665,000	748,710
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2026	750,000	831,600
Mount Vernon IN School Building Corporation Prerefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	265,000	279,254
Mount Vernon IN School Building Corporation Unrefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	735,000	774,242
University of Southern Indiana Student Fee Series J (Education Revenue, AGC Insured)	5.00	10-1-2019	1,000,000	1,109,860
Valparaiso IN Multi-Schools Building Corporation (Miscellaneous Revenue)	5.00	7-15-2024	750,000	932,753

				61,952,793

Iowa : 0.70%

Altoona IA Annual Appropriation Urban Renewal Refunding Bond (GO Revenue)	5.00	6-1-2027	2,310,000	2,831,459
Iowa Higher Education Loan Authority Private College Facility RAN (Education Revenue)	1.00	9-1-2018	7,000,000	6,966,820
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2017	3,000,000	3,127,830
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2018	5,285,000	5,688,298

				18,614,407

Kansas : 0.23%

Kansas Development Finance Authority Agro-Defense Facility Series G (Miscellaneous Revenue)	5.00	4-1-2030	2,650,000	3,114,837
Kansas Development Finance Authority Health Facilities Series F (Health Revenue)	5.00	11-15-2021	1,300,000	1,529,242
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	4,180,000	1,471,987

				6,116,066

Kentucky : 0.46%

Kentucky EDFA Series B2 (Health Revenue) ±	1.26	2-1-2046	1,250,000	1,242,125
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2020	1,000,000	901,410
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2021	2,750,000	2,398,853
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2022	4,320,000	3,630,614
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2025	1,020,000	729,586
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	851,130
University of Kentucky Certificate of Participation Master Street Lease #4 (Miscellaneous Revenue)	4.45	6-18-2018	2,438,396	2,518,912

				12,272,630

Louisiana : 0.98%

Lafayette LA Communications System (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2025	1,500,000	1,853,175
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2019	1,000,000	1,106,350
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A (Water & Sewer Revenue)	5.00	2-1-2030	1,000,000	1,190,200
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.25	7-1-2017	55,000	56,148
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2026	2,000,000	2,465,820

9

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Louisiana (continued)

Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00%	9-1-2027	$2,700,000	$3,311,631
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2028	2,405,000	2,917,938
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2029	2,695,000	3,256,153
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2030	2,700,000	3,246,183
New Orleans LA Public Improvement Series A (GO Revenue, AGC Insured)	5.00	12-1-2016	1,365,000	1,374,828
New Orleans LA Sewer Service (GO Revenue, FGIC Insured)	5.50	12-1-2016	1,350,000	1,360,463
St. Bernard Parish LA Sales & Use Tax (Tax Revenue)	4.00	3-1-2023	3,405,000	3,840,738

				25,979,627

Maryland : 1.71%

Maryland Department of Housing & Community Development Calvin Mowbray & Stephen Camper Park Project Series E (Housing Revenue) 144A	1.35	1-1-2019	5,000,000	4,991,150
Maryland Department of Housing & Community Development Waverly View Apartments Project Series G (Housing Revenue)	1.15	2-1-2019	5,000,000	4,972,100
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	500,000	559,225
Maryland Health & HEFAR John Hopkins Health System Series D (Health Revenue) ±	1.18	5-15-2038	3,870,000	3,863,228
Maryland Series B (GO Revenue)	4.00	8-1-2023	5,000,000	5,914,700
Maryland Series B (GO Revenue)	4.00	8-1-2024	15,000,000	17,943,000
Maryland Series C (GO Revenue)	5.00	8-1-2022	2,975,000	3,632,683
Maryland Stadium Authority Baltimore City Public Schools Construction & Revitalization Program (Miscellaneous Revenue)	5.00	5-1-2033	3,000,000	3,701,940

				45,578,026

Massachusetts : 2.22%

Boston MA Series A (GO Revenue)	5.00	4-1-2026	5,790,000	7,407,494
Massachusetts Consolidated Loan Series C (Tax Revenue, AGM Insured)	5.25	8-1-2025	5,000,000	5,186,500
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	1.05	8-1-2043	10,000,000	9,923,200
Massachusetts Development Finance Agency Lasell College (Education Revenue)	5.00	7-1-2021	2,820,000	3,106,709
Massachusetts Development Finance Agency Merrimack College Series A (Education Revenue)	5.00	7-1-2021	1,035,000	1,164,075
Massachusetts Development Finance Agency MFHR Roxbury Tenants of Harvard Restoration Housing Limited Partnership (Housing Revenue, Bank of America NA LOC)	1.05	11-1-2017	2,300,000	2,298,183
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.55	4-15-2020	615,000	718,179
Massachusetts Educational Financing Authority Issue I (Education Revenue)	5.50	1-1-2018	2,000,000	2,107,340
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	1-1-2017	2,000,000	2,022,260
Massachusetts HEFA Harvard University Series A (Education Revenue)	5.00	12-15-2029	1,890,000	2,135,190
Massachusetts HEFA Various Partners Healthcare Series G-6 (Health Revenue) ±	1.72	7-1-2038	14,000,000	13,999,020
Massachusetts Housing Finance Agency Multifamily Conduit Wood Ridge Homes Project Series A (Housing Revenue) ±	1.05	12-1-2017	9,000,000	8,994,870

				59,063,020

Michigan : 3.71%

Clinton MI Township Building Authority (Miscellaneous Revenue, Ambac Insured)	5.50	11-1-2017	2,755,000	2,802,331
Detroit MI Distributable State Aid (GO Revenue)	5.00	11-1-2018	3,000,000	3,142,740
Detroit MI Distributable State Aid (GO Revenue)	5.00	11-1-2019	1,500,000	1,571,370
Detroit MI Distributable State Aid (GO Revenue)	5.00	11-1-2020	2,700,000	2,828,466

10

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)

Eaton Rapids MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00%	5-1-2022	$1,785,000	$2,121,365
Flint MI International Academy (Education Revenue)	5.38	10-1-2022	2,270,000	2,304,300
Flint MI International Academy (Education Revenue)	5.50	10-1-2027	1,985,000	2,007,550
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	95,000	95,878
Hazel Park MI School District (GO Revenue, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,317,470
Kent County MI (GO Revenue)	5.00	1-1-2025	1,000,000	1,084,190
Kent County MI Limited Tax Capital Improvement Bond (GO Revenue)	5.00	6-1-2030	1,040,000	1,302,652
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2024	1,750,000	1,970,448
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2025	1,750,000	1,968,488
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2026	1,930,000	2,170,246
Michigan Comprehensive Transportation Program (Tax Revenue)	5.25	5-15-2017	2,750,000	2,819,988
Michigan Finance Authority (Health Revenue)	5.00	11-15-2023	400,000	479,368
Michigan Finance Authority (Health Revenue)	5.00	11-15-2026	800,000	936,752
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	2,540,000	2,631,872
Michigan Finance Authority Local Government Loan Program Series C (Health Revenue)	5.00	11-1-2022	2,070,000	2,213,058
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	1,000,000	1,210,450
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	12,000,000	14,000,760
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2035	2,750,000	3,195,940
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2037	2,000,000	2,313,700
Michigan Finance Authority Local Government Loan Program Series F (Tax Revenue)	4.00	10-1-2024	3,000,000	3,314,250
Michigan Grant Anticipation Refunding Bond (Miscellaneous Revenue)	5.00	3-15-2027	3,000,000	3,820,140
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	360,000	371,268
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2018	1,075,000	1,091,738
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-2018	415,000	415,693
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue) (i)(s)	6.25	10-1-2023	815,000	244,394
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-2025	4,165,000	4,916,949
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	11,500,000	11,751,735
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,481,640
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	3,021,756
Southfield MI 2015 Street Improvement (GO Revenue)	4.00	5-1-2025	1,490,000	1,731,708
Southfield MI Public Schools (GO Revenue, National/Qualified School Board Loan Fund Insured)	4.38	5-1-2025	4,000,000	4,076,520
Western Michigan University Board of Trustees (Education Revenue)	5.25	11-15-2027	600,000	733,788
Western Michigan University Board of Trustees (Education Revenue)	5.25	11-15-2029	1,000,000	1,204,210
Western Michigan University Board of Trustees (Education Revenue, AGM Insured)	5.25	11-15-2033	750,000	894,075
Western Townships MI Utilities Authority (GO Revenue)	5.00	1-1-2017	1,500,000	1,515,045
Wyandotte MI Series A (Utilities Revenue, AGC Insured)	4.00	10-1-2016	500,000	500,045

				98,574,336

Minnesota : 0.28%

Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	4,555,000	4,602,326
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-2023	2,500,000	2,701,325
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.50	9-1-2018	200,000	200,392

				7,504,043

11

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Mississippi : 0.77%

Mississippi Development Bank Special Obligation Jackson Public School District Project Series A (Miscellaneous Revenue)	5.00%	4-1-2020	$1,000,000	$1,124,650
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.00	12-1-2023	1,145,000	1,458,959
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	10,000,000	11,715,500
Mississippi Development Bank Special Obligation Walnut Grove Correctional Facility Project (Miscellaneous Revenue)	5.00	8-1-2026	5,000,000	6,269,800

				20,568,909

Missouri : 0.28%

Kansas City MO Municipal Assistance Corporation Series B-1 (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2022	3,640,000	3,227,624
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	475,000	495,492
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	9-1-2018	260,000	267,592
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2032	1,500,000	1,774,770
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2034	1,000,000	1,176,470
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00	7-1-2019	415,000	468,170

				7,410,118

Montana : 0.26%

Livingston MT Refunding RAN Livingston Healthcare Project (Health Revenue)	1.00	12-1-2016	7,000,000	6,998,460

Nebraska : 0.12%

Lincoln County NE Hospital Authority Great Plains Regional Medical Center (Health Revenue)	5.00	11-1-2024	1,000,000	1,158,880
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-2019	500,000	549,315
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,290,000	1,493,304

				3,201,499

Nevada : 1.92%

Clark County NV Airport Series C (Airport Revenue, AGM Insured)	5.00	7-1-2023	5,600,000	6,181,672
Clark County NV Airport Series D (Airport Revenue)	5.00	7-1-2024	2,750,000	3,088,910
Clark County NV Series B (GO Revenue)	5.00	11-1-2027	15,000,000	19,265,250
Clark County NV Water Reclamation District (GO Revenue)	5.00	7-1-2027	4,155,000	5,204,304
Clark County NV Water Reclamation District Series A (GO Revenue)	5.25	7-1-2038	2,880,000	3,215,664
Las Vegas NV New Convention & Visitors Authority Series E (Tax Revenue, AGM Insured)	4.20	7-1-2021	500,000	550,420
Las Vegas NV Series A (GO Revenue)	5.00	5-1-2031	1,985,000	2,405,304
Las Vegas NV Series C (GO Revenue)	5.00	9-1-2030	1,000,000	1,242,790
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2019	735,000	766,377
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2020	615,000	650,018
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2021	800,000	855,840
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.25	6-1-2024	200,000	213,894
Las Vegas NV Valley Water District Series B (GO Revenue)	5.00	6-1-2030	3,945,000	4,917,876
Reno NV Sparks Indian Governmental Colony (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	6-1-2021	2,580,000	2,588,617

				51,146,936

12

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Hampshire : 0.08%

New Hampshire HFA Single Family Mortgage Acquisition Series E & F (Housing Revenue)	4.80%	7-1-2028	$1,875,000	$2,050,688

New Jersey : 4.28%

Essex County NJ Import Authority Series A (Miscellaneous Revenue)	6.00	11-1-2025	5,000,000	5,366,900
Garden NJ Open Space & Farmland Preservation Refunding Bonds Series A (Tax Revenue)	4.00	11-1-2017	930,000	956,775
Middlesex County NJ (GO Revenue)	2.00	6-1-2024	1,845,000	1,931,051
New Jersey EDA Cigarette Tax Refunding Bonds (Tobacco Revenue)	5.00	6-15-2021	2,500,000	2,794,000
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	2,860,000	3,529,898
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2021	15,035,000	16,783,119
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2023	3,000,000	3,438,480
New Jersey EDA School Facilities Construction Refunding Bond Series PP (Miscellaneous Revenue)	5.00	6-15-2026	8,380,000	9,582,362
New Jersey Educational Facilities Authority (Miscellaneous Revenue)	5.00	6-15-2026	3,015,000	3,447,592
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	12-1-2016	2,100,000	2,114,700
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2017	2,000,000	2,046,620
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2019	9,860,000	10,710,326
New Jersey Housing & Mortgage Finance Agency (Housing Revenue)	5.25	10-1-2016	160,000	160,016
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, National Insured)	5.50	3-1-2022	1,755,000	2,163,845
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	4,000,000	4,425,040
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,305,000	1,469,587
New Jersey TTFA Series A (Miscellaneous Revenue)	5.25	6-15-2024	1,695,000	1,926,588
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	2,500,000	2,869,225
New Jersey TTFA Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.86	12-15-2022	19,850,000	19,850,000
New Jersey TTFA Unrefunded Balance (Transportation Revenue, National Insured)	5.25	12-15-2021	6,000,000	6,918,900
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S (Airport Revenue)	5.00	1-1-2028	2,130,000	2,407,539
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S (Airport Revenue)	5.00	1-1-2029	1,230,000	1,382,975
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2022	1,630,000	1,920,385
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,775,000	2,160,743
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,860,000	2,291,557
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,000,000	1,224,340

				113,872,563

New Mexico : 0.64%

Albuquerque Bernalillo County NM Water Utility Authority Series B (Water & Sewer Revenue)	5.00	7-1-2024	1,000,000	1,250,680
Clayton NM Jail Project Improvement & Refunding Bonds (Miscellaneous Revenue, National Insured)	5.00	11-1-2028	9,265,000	11,009,785
Clayton NM Jail Project Improvement & Refunding Bonds (Miscellaneous Revenue, National Insured)	5.00	11-1-2029	1,000,000	1,183,900
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	1,170,000	1,233,671
New Mexico Mortgage Finance Authority SFMR Class I Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	440,000	469,559
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.10	11-1-2039	2,000,000	1,985,080

				17,132,675

13

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

New York : 10.09%

Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00%	7-1-2026	$625,000	$785,019
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00	7-1-2027	350,000	435,593
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00	7-1-2030	365,000	443,530
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00	7-1-2041	435,000	514,531
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	2,720,000	3,087,445
Liberty Development Corporation New York Series 1251 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.98	10-1-2035	7,914,000	7,914,000
Metropolitan Transportation Authority New York Dedicated Tax Fund Series A (Tax Revenue)	5.00	11-15-2024	6,010,000	7,338,330
Metropolitan Transportation Authority New York Dedicated Tax Fund Series A (Tax Revenue)	5.25	11-15-2034	1,000,000	1,274,420
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	4,010,000	4,799,810
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2028	5,000,000	6,335,450
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2029	11,100,000	13,996,101
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2030	8,350,000	10,492,026
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2031	4,500,000	5,633,190
Metropolitan Transportation Authority New York Series D (Transportation Revenue)	5.00	11-15-2027	2,000,000	2,437,620
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2025	2,490,000	3,192,404
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2028	2,450,000	2,961,952
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2022	790,000	904,479
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2023	645,000	752,044
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2024	905,000	1,069,909
Monroe County NY Industrial Development Corporation Revenue St. John Fisher College Project Series A (Education Revenue)	5.00	6-1-2020	2,125,000	2,375,261
Nassau NY Water Authority Series A (Water & Sewer Revenue)	5.00	4-1-2027	350,000	433,353
Nassau NY Water Authority Series A (Water & Sewer Revenue)	5.00	4-1-2028	300,000	368,472
Nassau NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2024	400,000	495,632
Nassau NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2026	755,000	940,662
New York City NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.90	11-1-2022	20,000,000	20,000,000
New York Convention Center Development Corporation (Tax Revenue)	5.00	11-15-2028	8,000,000	10,054,320
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue)	4.00	7-1-2019	740,000	789,898
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue)	5.50	7-1-2022	2,000,000	2,244,900
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	1.24	5-1-2018	800,000	797,984
New York Dormitory Authority Series A (Tax Revenue)	5.00	3-15-2028	5,000,000	6,269,600
New York Dormitory Authority Series B (Tax Revenue, Ambac Insured)	5.50	3-15-2025	3,885,000	5,133,173
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	3,675,000	3,990,315
New York Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50	8-1-2018	1,500,000	1,567,590
New York NY Fiscal 2014 Series D Sub Series D-3 (GO Revenue, JPMorgan Chase & Company SPA) ø	0.74	8-1-2038	7,775,000	7,775,000
New York NY Fiscal 2015 Series F Sub Series F-5 (GO Revenue, Barclays Bank plc LIQ) ø	0.92	6-1-2044	9,000,000	9,000,000
New York NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	1.27	6-15-2032	12,475,000	12,475,000

14

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)

New York NY Municipal Water Finance Authority Series GG (Water & Sewer Revenue)	5.00%	6-15-2029	$1,645,000	$2,064,064
New York NY Series C (GO Revenue)	5.00	8-1-2031	5,000,000	6,094,850
New York NY Series C & D (GO Revenue)	5.00	8-1-2028	3,000,000	3,795,990
New York NY Series J-4 (GO Revenue) ±	1.39	8-1-2025	10,000,000	10,000,400
New York NY Sub Series H-5 (GO Revenue, Dexia Credit Local LOC) ø	0.88	3-1-2034	7,160,000	7,160,000
New York NY Sub Series L-4 (GO Revenue, U.S. Bank NA LOC) ø	0.78	4-1-2038	10,600,000	10,600,000
New York NY Transitional Finance Authority Prerefunded Balance Series A (Tax Revenue)	5.00	5-1-2023	2,875,000	3,174,863
New York NY Transitional Finance Authority Series B (Tax Revenue)	5.00	8-1-2027	1,115,000	1,404,677
New York NY Transitional Finance Authority Series C (Tax Revenue)	5.00	11-1-2027	5,000,000	6,332,650
New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	0.88	11-1-2022	7,800,000	7,800,000
New York NY Transitional Finance Authority Sub Series B-1 (Tax Revenue)	5.00	11-1-2028	1,000,000	1,268,360
New York NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-2031	2,475,000	2,834,939
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	14,910,000	14,914,771
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2031	3,815,000	4,675,397
New York Urban Development Corporation Personal income Tax Series A (Tax Revenue)	5.00	3-15-2032	5,000,000	6,204,000
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC Insured)	5.50	1-1-2019	3,000,000	3,304,170
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2020	1,160,000	1,294,189
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2022	1,350,000	1,572,885
Oyster Bay NY RAN (GO Revenue)	3.75	3-31-2017	2,000,000	2,009,460
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	12-1-2020	5,000,000	5,674,250
Suffolk NY Public Improvement Serial Bond Series A (GO Revenue, AGM Insured)	3.00	6-1-2019	1,180,000	1,237,643
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-2022	420,000	468,544
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2023	500,000	580,545
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	9-1-2020	1,430,000	1,628,970
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGC Insured)	5.00	4-1-2018	435,000	449,399
Utility Debt Securitization Authority New York (Utilities Revenue)	5.00	12-15-2032	1,250,000	1,525,863
Yonkers NY Series A (GO Revenue, AGM Insured)	5.00	10-1-2024	1,000,000	1,162,190

				268,312,082

North Carolina : 0.60%

Craven County NC Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	6-1-2023	4,400,000	4,524,608
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2020	3,400,000	3,885,554
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2022	250,000	299,098
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2023	1,000,000	1,216,630
North Carolina Grant Anticipation Vehicle Bond (Miscellaneous Revenue)	5.00	3-1-2029	2,470,000	2,996,061
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	90,000	103,041
Pitt County NC Certificate of Participation School Facilities Project Prerefunded Balance (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	1,185,000	1,210,169
Pitt County NC Certificate of Participation School Facilities Project Unrefunded Balance (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	1,570,000	1,602,295

				15,837,456

North Dakota : 0.18%

Hazen ND Sakakawea Medical Center Project BAN (Health Revenue)	2.50	7-1-2017	4,000,000	4,001,560

15

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

North Dakota (continued)

North Dakota Housing Finance Agency Series D (Housing Revenue)	4.50%	1-1-2029	$665,000	$699,068

				4,700,628

Ohio : 2.32%

Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2024	4,815,000	5,912,964
Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2025	2,095,000	2,562,143
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	500,000	622,590
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	600,000	742,446
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2028	1,250,000	1,520,413
Columbus OH Various Purpose Series A (GO Revenue)	4.00	8-15-2024	1,190,000	1,415,434
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A (Miscellaneous Revenue)	5.00	1-1-2022	2,500,000	2,961,175
Kent University OH General Receipts Series B (Education Revenue, AGC Insured)	5.00	5-1-2018	1,165,000	1,239,350
Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75	12-1-2023	2,000,000	1,908,200
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	10-1-2033	1,750,000	1,550,378
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	12-1-2033	2,500,000	2,202,800
Ohio Building Authority Series A (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,160,100
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1 (Transportation Revenue)	5.25	2-15-2029	1,000,000	1,213,860
Ohio University Hospital Health System Series B (Health Revenue) ø	1.20	1-15-2033	9,500,000	9,500,000
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series A (Water & Sewer Revenue) ±	3.75	6-1-2033	10,000,000	8,850,700
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series B (Industrial Development Revenue) ±	3.63	10-1-2033	3,150,000	2,790,680
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	15,000,000	13,241,850
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	950,000	990,765
Summit County OH Port Authority University of Akron Student Housing Project (Education Revenue)	5.25	1-1-2024	685,000	804,971
Summit County OH Port Authority University of Akron Student Housing Project (Education Revenue)	5.25	1-1-2024	315,000	362,080

				61,552,899

Oklahoma : 1.76%

Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2026	1,000,000	1,257,490
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2027	1,000,000	1,249,460
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2028	1,285,000	1,589,841
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2019	1,325,000	1,415,961
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2022	2,595,000	2,915,768
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2023	1,010,000	1,130,059
Creek County OK Educational Facilities Sapulpa Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2023	3,000,000	3,624,780
Cushing OK Educational Facilities Authority (Miscellaneous Revenue)	5.00	9-1-2022	2,210,000	2,656,707
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2018	820,000	876,506
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2019	860,000	947,462
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2020	455,000	513,104

16

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma (continued)

Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00%	9-1-2026	$1,000,000	$1,216,580
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	500,000	605,600
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2023	1,000,000	1,210,430
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2024	1,075,000	1,318,918
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2025	500,000	619,205
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2028	1,160,000	1,410,537
McGee Creek OK Authority (Water & Sewer Revenue, National Insured)	6.00	1-1-2023	1,490,000	1,672,406
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2020	1,000,000	1,118,810
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2021	1,000,000	1,139,190
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2022	1,000,000	1,156,990
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2026	1,495,000	1,848,269
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2027	1,140,000	1,401,505
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2028	1,265,000	1,542,174
Oklahoma Development Finance Authority (Miscellaneous Revenue)	4.00	6-1-2023	1,270,000	1,467,155
Oklahoma Development Finance Authority (Miscellaneous Revenue)	5.00	6-1-2023	1,230,000	1,498,607
Oklahoma Development Finance Authority Higher Education Master Real Property Series B (Miscellaneous Revenue)	4.00	6-1-2024	1,270,000	1,476,451
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	1,500,000	1,637,805
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2021	1,185,000	1,325,150
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2022	520,000	583,284
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2025	1,200,000	1,339,860
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2026	1,250,000	1,391,163
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2027	1,000,000	1,109,230
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2028	500,000	552,710

				46,819,167

Oregon : 0.05%

Medford OR Hospital Facilities Authority (Health Revenue)	5.00	10-1-2020	1,155,000	1,304,515

Pennsylvania : 7.77%

Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2024	1,500,000	1,686,585
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2025	1,500,000	1,681,785
Allegheny County PA Hospital Development Authority Series B (Health Revenue, National Insured)	6.00	7-1-2025	2,605,000	3,447,665
Allegheny County PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2024	3,400,000	4,222,188
Allegheny County PA Series 72 (GO Revenue)	5.25	12-1-2033	4,000,000	4,840,400
Allegheny County PA Series 75 (GO Revenue)	5.00	11-1-2026	2,500,000	3,187,575
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	3.50	12-1-2035	5,000,000	4,385,800
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	2.34	11-1-2039	10,000,000	10,077,300
Bucks County PA Water & Sewer Authority Water System (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2026	2,400,000	2,804,424
Central Dauphin PA School District (GO Revenue)	5.00	2-1-2029	825,000	1,020,740
Central Dauphin PA School District (GO Revenue)	5.00	2-1-2030	1,110,000	1,364,756

17

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)

Central Greene PA School District Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00%	2-15-2019	$865,000	$939,918
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	250,000	255,938
Chester County PA Series A (GO Revenue)	4.00	7-15-2027	3,250,000	3,899,675
Chester County PA Series A (GO Revenue)	5.00	7-15-2026	1,250,000	1,634,688
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2025	1,340,000	1,625,085
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2026	1,370,000	1,647,699
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2027	1,225,000	1,466,178
Delaware County PA Vocational & Technical School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,365,060
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.95	6-1-2042	3,000,000	3,000,000
Johnstown PA School District (GO Revenue, AGM Insured)	5.00	8-1-2024	2,730,000	3,152,795
Lancaster County PA Solid Waste Management Authority Series A (Resource Recovery Revenue)	5.25	12-15-2028	5,665,000	6,812,389
Lycoming County PA Authority Pennsylvania College of Technology (Education Revenue)	5.50	7-1-2026	4,000,000	4,710,160
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, AGC Insured)	4.70	8-1-2017	195,000	198,760
Moon Area PA School District Series A (GO Revenue)	5.00	11-15-2029	1,000,000	1,197,910
Northeastern Pennsylvania Hospital & Education Authority Series A (Education Revenue)	5.00	3-1-2026	515,000	626,554
Northeastern Pennsylvania Hospital & Education Authority Series A (Education Revenue)	5.00	3-1-2028	660,000	792,396
Pennsylvania HEFAR Series AQ (Education Revenue)	5.00	6-15-2023	6,090,000	7,403,978
Pennsylvania HEFAR Series AR (Education Revenue)	5.00	6-15-2025	1,000,000	1,247,630
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2024	1,530,000	1,888,204
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2025	1,575,000	1,965,017
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2027	1,790,000	2,235,459
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2019	880,000	938,177
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2020	590,000	637,407
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2022	1,310,000	1,441,707
Pennsylvania Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,460,000	1,576,654
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2024	2,000,000	2,219,720
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	552,350
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2022	1,000,000	1,099,850
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2020	5,600,000	6,117,888
Pennsylvania Public School Building Authority (Education Revenue)	5.00	5-1-2023	2,185,000	2,621,454
Pennsylvania Public School Building Authority (Education Revenue)	5.00	6-15-2025	2,265,000	2,742,892
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2029	1,000,000	1,080,080
Pennsylvania Public School Building Authority Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2030	8,300,000	10,028,475
Pennsylvania Public School Building Authority Series B (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2029	2,000,000	2,386,120
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,250,000	1,533,150
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,250,000	1,550,350
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,250,000	1,543,675
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,241,209
Pennsylvania Series 2 (GO Revenue)	5.00	4-15-2023	2,000,000	2,194,660

18

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)

Pennsylvania Turnpike Commission Sub Series B (Transportation Revenue)	5.00%	6-1-2029	$10,000,000	$12,067,700
Pennsylvania Turnpike Commission Sub Series C (Transportation Revenue, AGM Insured)	6.25	6-1-2033	1,350,000	1,787,859
Pennsylvania Turnpike Commission Sub Series E (Transportation Revenue)	6.38	12-1-2038	2,000,000	2,504,540
Philadelphia PA Authority for Industrial Development (Education Revenue)	6.13	6-15-2023	1,305,000	1,448,028
Philadelphia PA Authority for Industrial Development (Education Revenue)	5.88	6-15-2022	1,000,000	1,095,580
Philadelphia PA Authority for Industrial Development (Education Revenue)	7.00	5-1-2026	740,000	793,376
Philadelphia PA Hospital & HEFAR Refunding Bond Temple University Health System Series B (Health Revenue)	6.25	7-1-2023	1,475,000	1,519,752
Philadelphia PA IDA Master Charter School (Education Revenue)	5.00	8-1-2020	420,000	448,363
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	6.25	5-1-2021	285,000	300,139
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	8,065,000	8,528,657
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2021	2,200,000	2,454,848
Philadelphia PA School District Refunding Bond Series D (GO Revenue)	5.00	9-1-2022	3,750,000	4,208,663
Philadelphia PA School District Refunding Bond Series E (GO Revenue)	5.25	9-1-2021	1,490,000	1,639,492
Philadelphia PA Series A (GO Revenue)	5.00	9-15-2021	7,000,000	8,207,920
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2024	1,000,000	1,223,330
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2026	3,000,000	3,603,780
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2028	2,590,000	3,146,073
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2029	4,410,000	5,335,615
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2032	4,380,000	5,236,202
Pittsburgh PA Series A (GO Revenue)	4.00	9-1-2022	1,000,000	1,147,810
Pittsburgh PA Series A (GO Revenue)	5.00	9-1-2022	2,060,000	2,481,146
Pittsburgh PA Series A (GO Revenue)	5.00	9-1-2023	3,810,000	4,570,514
Reading PA School District (GO Revenue)	5.00	4-1-2021	3,120,000	3,491,155

				206,531,071

Rhode Island : 0.18%

Providence RI Series A (GO Revenue, AGM Insured)	4.00	1-15-2018	2,115,000	2,183,759
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2022	2,425,000	2,488,656

				4,672,415

South Carolina : 1.40%

Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	35,996	34,196
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	39,781	33,416
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,165,140
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2022	1,250,000	1,483,150
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2025	1,000,000	1,235,760
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, AGC Insured)	6.00	12-1-2016	590,000	595,050
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	1-1-2019	3,500,000	3,680,600
Scago SC Educational Facilities Corporation For Sumter County School District 17 (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,073,330
Scago SC Educational Facilities Corporation For Sumter County School District 17 (Miscellaneous Revenue)	5.00	12-1-2022	1,720,000	2,020,759
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10-1-2024	2,500,000	2,694,950

19

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

South Carolina (continued)

South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00%	10-1-2028	$700,000	$860,566
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2030	1,885,000	2,283,093
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2031	2,155,000	2,596,560
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,118,930
South Carolina Public Service Authority Series A (Utilities Revenue)	5.00	12-1-2037	12,215,000	14,625,875
University of South Carolina Athletic Facilities Series A (Education Revenue)	4.00	5-1-2032	500,000	556,800
University of South Carolina Athletic Facilities Series A (Education Revenue)	5.00	5-1-2027	855,000	1,083,721

				37,141,896

South Dakota : 0.04%

Rapid City SD Airport Project (Airport Revenue)	6.25	12-1-2026	920,000	1,023,666

Tennessee : 0.26%

Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project (Housing Revenue)	5.00	10-1-2023	750,000	897,698
Franklin County TN HEFA (Education Revenue)	4.00	9-1-2024	250,000	283,098
Franklin County TN HEFA (Education Revenue)	5.00	9-1-2030	560,000	656,068
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, National Insured)	5.50	8-15-2019	345,000	371,148
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	2,140,000	2,215,585
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	1,400,000	1,499,778
White County TN (GO Revenue)	4.05	6-1-2020	1,010,000	1,094,668

				7,018,043

Texas : 10.44%

Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2023	3,805,000	4,712,721
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2024	3,970,000	5,008,909
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2025	2,050,000	2,625,066
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2026	1,450,000	1,842,834
Austin TX Refunding Bond (Water & Sewer Revenue)	5.00	11-15-2030	2,000,000	2,522,320
Austin TX Refunding Bond (Utilities Revenue, National Insured)	5.25	5-15-2025	1,400,000	1,738,478
Bexar County TX Combination Tax Certificate of Obligation (GO Revenue)	5.00	6-15-2024	1,000,000	1,251,380
Bexar County TX Limited Tax Refunding Bond (GO Revenue)	4.00	6-15-2032	2,000,000	2,246,720
Bexar County TX Limited Tax Refunding Bond (GO Revenue)	5.00	6-15-2026	2,140,000	2,710,075
Bexar County TX Limited Tax Refunding Bond (GO Revenue)	5.00	6-15-2027	3,205,000	4,028,973
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2026	2,190,000	2,729,638
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2029	1,500,000	1,831,185
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2030	2,500,000	3,030,250
Central Texas Regional Mobility Authority Prerefunded Senior Lien (Transportation Revenue)	5.75	1-1-2019	985,000	1,089,183
Central Texas Regional Mobility Authority Series B (Transportation Revenue) ±	5.00	1-1-2045	8,000,000	8,965,360
Central Texas Regional Mobility Authority Unrefunded Senior Lien (Transportation Revenue)	5.75	1-1-2019	325,000	357,994
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2023	1,350,000	1,656,140
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2026	1,000,000	1,266,390
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2027	1,300,000	1,626,781
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2022	1,515,000	1,754,825
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2023	1,395,000	1,650,480
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2026	1,000,000	1,207,350
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2030	1,130,000	1,318,089
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2031	1,000,000	1,159,150

20

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)

Cypress-Fairbanks TX Independent School District Series B-2 (GO Revenue) ±	3.00%	2-15-2040	$11,010,000	$11,400,305
Del Rio TX Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2023	720,000	821,959
Del Rio TX Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2024	745,000	856,869
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2023	1,990,000	2,468,734
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2024	1,145,000	1,448,414
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2025	1,000,000	1,244,120
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2030	1,000,000	1,227,560
El Paso County TX Hospital District (GO Revenue)	5.00	8-15-2028	2,045,000	2,387,169
El Paso County TX Refunding Bond Series A (GO Revenue)	5.00	2-15-2031	2,000,000	2,432,300
El Paso County TX Refunding Bond Series A (GO Revenue)	5.00	2-15-2032	2,120,000	2,566,366
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	4.00	3-1-2026	755,000	897,000
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2020	650,000	735,235
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2021	510,000	593,813
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2022	1,000,000	1,194,380
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2023	620,000	757,293
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2024	1,660,000	2,066,733
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2026	2,000,000	2,220,260
Georgetown TX Independent School District (GO Revenue) ±	2.00	8-1-2034	1,630,000	1,652,706
Harris County TX Flood Control District Series A (GO Revenue)	5.00	10-1-2025	1,500,000	1,886,145
Harris County TX Tax Road Refunding Bond Series A (GO Revenue)	5.00	10-1-2025	4,215,000	5,401,944
Harris County TX Tax Road Refunding Bond Series A (GO Revenue)	5.00	10-1-2025	8,445,000	10,597,377
Harris County TX Toll Road Project Series C (GO Revenue, AGM Insured)	5.25	8-15-2027	4,000,000	5,275,880
Hays County TX Refunding Bond (GO Revenue)	5.00	2-15-2023	1,750,000	2,124,605
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-2025	1,000,000	1,068,950
Houston TX Higher Education Finance Corporation Series A (Education Revenue)	4.00	2-15-2022	740,000	785,147
Houston TX Independent School District Limited Tax (GO Revenue)	4.25	2-15-2021	5,000,000	5,062,250
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25	11-15-2031	3,000,000	3,487,020
Lower Colorado River TX Authority (Utilities Revenue)	5.50	5-15-2031	2,500,000	3,040,350
Midland County TX PFFA Compass Pointe Apartments (Housing Revenue)	1.25	3-1-2018	2,500,000	2,500,675
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2027	1,880,000	2,237,388
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,771,181
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2030	1,500,000	1,758,195
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,167,690
North Harris County TX Regional Water Authority Senior Lien (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2029	1,215,000	1,468,741
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.55	7-1-2030	7,015,000	6,972,279
Northside TX Independent School District Refunding Bond (GO Revenue) ±	1.20	8-1-2040	590,000	590,667
Northwest TX Independent School District Refunding Bond (GO Revenue)	5.00	2-15-2030	4,000,000	4,907,200
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project (Water & Sewer Revenue)	5.00	7-15-2026	1,000,000	1,272,380
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project (Water & Sewer Revenue)	5.00	7-15-2027	1,250,000	1,578,800
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B (Resource Recovery Revenue) ø	0.89	12-1-2039	15,000,000	15,000,000

21

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.89%	12-1-2039	$14,600,000	$14,600,000
San Antonio TX Junior Lien Series B (Utilities Revenue) ±	1.75	12-1-2027	5,000,000	5,049,000
Texas Independent School District Refunding Bond (GO Revenue)	5.00	8-15-2025	2,260,000	2,898,247
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.31	9-15-2017	1,815,000	1,810,662
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Series 2012 (Utilities Revenue)	5.00	12-15-2021	3,945,000	4,574,109
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	5,000,000	5,909,950
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2032	2,000,000	2,425,720
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2033	2,000,000	2,428,160
Texas Private Activity Surface Transportation Corporation Project Senior Lien Note (Transportation Revenue)	7.50	12-31-2031	3,745,000	4,471,530
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	1,465,000	1,626,648
Texas Transportation Commission State Highway Fund 1st Tier Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	1.00	4-1-2026	10,000,000	10,000,000
Texas Veterans Bond (GO Revenue, Helaba SPA) ø	0.84	12-1-2046	25,000,000	25,000,000
Texas Woman’s University Financing System (Education Revenue)	4.00	7-1-2020	1,000,000	1,102,820
University of Houston Texas (Education Revenue)	5.00	2-15-2024	2,700,000	2,952,666
University of Houston Texas Series B (Education Revenue)	5.25	7-1-2026	4,225,000	5,554,396
University of Texas Board of Regents Financing System Bond Series E (Education Revenue)	5.00	8-15-2027	5,000,000	6,599,350
University of Texas Board of Regents Series D (Education Revenue)	5.00	8-15-2026	2,000,000	2,612,500
Weatherford TX Utility System Refunding & Improvement Bond (Utilities Revenue, AGM Insured)	5.00	9-1-2025	1,000,000	1,245,790
Weatherford TX Utility System Refunding & Improvement Bond (Utilities Revenue, AGM Insured)	5.00	9-1-2026	375,000	463,718

				277,581,637

Utah : 0.16%

Canyons UT Board of Education Utah School Bond Guaranty Program (GO Revenue, AGM Insured)	5.00	6-15-2022	1,860,000	2,250,470
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2020	250,000	271,513
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2021	400,000	441,648
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2022	400,000	446,596
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2023	400,000	451,816
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2024	450,000	511,065

				4,373,108

Virgin Islands : 0.26%

Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	1,920,000	1,986,298
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	5,000,000	5,046,300

				7,032,598

Virginia : 1.62%

Greater Richmond VA Convention Center (Tax Revenue)	5.00	6-15-2025	1,000,000	1,261,860
Marquis VA CDA CAB Series C (Tax Revenue) (i)¤	0.00	9-1-2041	1,772,000	249,480
Marquis VA CDA Convertible CAB (Tax Revenue) 144A±	7.50	9-1-2045	386,000	255,235
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,274,000	1,027,354
Virginia college Building Authority Educational Facilities Series A (Education Revenue)	3.00	9-1-2025	13,630,000	15,102,417
Virginia Public School Authority Special Obligation Financing & Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2026	10,000,000	13,118,300
Virginia Resources Authority Pooled Financing Program Series A (Miscellaneous Revenue)	4.00	11-1-2025	2,370,000	2,849,167

22

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Virginia (continued)

Virginia Resources Authority Pooled Financing Program Series A (Miscellaneous Revenue)	5.00%	11-1-2027	$1,320,000	$1,715,050
Virginia Small Business Financing Authority (Education Revenue)	5.25	10-1-2029	3,000,000	3,673,620
Virginia Transportation Board Capital Projects Bond (Miscellaneous Revenue)	5.00	5-15-2026	2,505,000	3,256,876
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	582,000	583,251

				43,092,610

Washington : 2.84%

Energy Northwest Washington Wind Project (Utilities Revenue)	5.00	7-1-2022	1,185,000	1,407,010
Kent WA Limited Tax Refunding Bond (GO Revenue)	5.00	12-1-2031	1,000,000	1,237,750
Kent WA Limited Tax Refunding Bond (GO Revenue)	5.00	12-1-2032	2,000,000	2,463,760
King County WA Federal Way School District #210 (GO Revenue, AGM Insured)	4.00	12-1-2023	4,085,000	4,787,743
Lewis County WA Public Utility District Refunding (Utilities Revenue)	5.25	4-1-2032	6,115,000	7,551,536
Seattle WA Refunding Bond Series A (GO Revenue)	5.00	6-1-2024	6,345,000	8,039,623
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue)	5.00	12-1-2027	620,000	787,505
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue)	5.00	12-1-2028	1,455,000	1,833,576
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue)	5.00	12-1-2029	1,525,000	1,910,764
Washington EDFA (Education Revenue)	5.00	6-1-2028	1,000,000	1,220,450
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2023	4,000,000	4,782,400
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2026	2,250,000	2,785,388
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2027	1,050,000	1,288,508
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2028	1,350,000	1,643,409
Washington Motor Vehicle Fuel Tax Refunding Bond Series D (Miscellaneous Revenue)	5.00	7-1-2031	5,830,000	7,085,082
Washington Office Building Refunding Bond (Miscellaneous Revenue)	5.00	7-1-2026	2,750,000	3,372,930
Washington TES Properties (Miscellaneous Revenue)	5.50	12-1-2029	1,400,000	1,568,868
Washington Various Purpose Refunding Bond Series A (Miscellaneous Revenue)	5.00	8-1-2027	4,000,000	5,134,520
Washington Various Purpose Refunding Bond Series B (GO Revenue)	5.00	7-1-2025	8,000,000	10,205,760
Washington Various Purpose Refunding Bond Series B (GO Revenue)	5.00	7-1-2028	3,130,000	3,937,571
Washington Various Purpose Refunding Bond Series B (GO Revenue)	5.00	7-1-2030	2,000,000	2,485,380

				75,529,533

West Virginia : 0.27%

West Virginia School Building Authority (Miscellaneous Revenue)	5.25	7-1-2020	1,100,000	1,183,611
West Virginia School Building Authority Series A (Miscellaneous Revenue)	5.00	7-1-2026	1,520,000	1,914,364
West Virginia School Building Authority Series A (Miscellaneous Revenue)	5.00	7-1-2027	1,595,000	2,002,204
West Virginia School Building Authority Series A (Miscellaneous Revenue)	5.00	7-1-2029	1,755,000	2,170,233

				7,270,412

Wisconsin : 0.68%

Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue, Ambac Insured)	5.50	2-15-2019	600,000	621,738
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	1,050,000	1,090,121
Wisconsin HEFA Series A (Health Revenue)	5.00	7-15-2021	3,500,000	4,083,135
Wisconsin HEFA Series A (Health Revenue)	5.00	11-15-2023	3,500,000	4,306,890
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)	0.82	6-1-2019	1,000,000	972,500
Wisconsin PFA Central District Development Project (Education Revenue)	5.00	3-1-2036	4,500,000	5,273,955

23

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name		Interest rate	Maturity date	Principal	Value

Wisconsin (continued)

Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A (Education Revenue)		6.00%	10-1-2032	$1,475,000	$1,618,680

					17,967,019

Total Municipal Obligations (Cost $2,481,439,437)					2,609,653,662

Total investments in securities (Cost $2,481,439,437)*	98.15%				2,609,653,662

Other assets and liabilities, net	1.85				49,130,627

Total net assets	100.00%				$2,658,784,289

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
*	Cost for federal income tax purposes is $2,481,501,768 and unrealized gains (losses) consists of:

Gross unrealized gains	$136,091,932
Gross unrealized losses	(7,940,038)

Net unrealized gains	$128,151,894

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation

24

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

25

Wells Fargo Intermediate Tax/AMT-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Municipal obligations	$0	$2,609,653,662	$0	$2,609,653,662

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 99.59%

Guam : 1.89%

Guam Government Limited Obligation Series 2016A (Tax Revenue)	5.00%	12-1-2028	$1,000,000	$1,218,790
Guam Government Business Privilege Series 2015D (Tax Revenue)	5.00	11-15-2022	500,000	586,925
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	865,000	1,018,062
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2017	200,000	208,208
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2018	100,000	107,798
Guam International Airport Authority Series 2013B (Airport Revenue)	5.00	10-1-2017	300,000	313,038

				3,452,821

Minnesota : 97.39%

Anoka County MN Capital Improvement Series A (GO Revenue)	5.00	2-1-2024	500,000	526,185
Anoka County MN Charter School Series A (Education Revenue)	3.40	6-1-2019	225,000	229,316
Anoka County MN Charter School Series A (Education Revenue)	3.65	6-1-2020	185,000	190,378
Anoka County MN Charter School Series A (Education Revenue)	3.75	6-1-2021	245,000	253,592
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2027	510,000	555,247
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2032	300,000	324,429
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2043	1,100,000	1,180,696
Anoka Hennepin MN Independent School District #11 Certificates of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,177,590
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-2031	1,500,000	1,582,950
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A (Education Revenue)	4.00	7-1-2020	245,000	247,543
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A (Education Revenue)	5.50	7-1-2040	750,000	772,508
Brooklyn Park MN Charter School Prairie Seeds Academy Project Series 2015A (Miscellaneous Revenue)	5.00	3-1-2034	1,500,000	1,597,455
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2011 (Miscellaneous Revenue)	5.00	11-1-2041	1,400,000	1,500,282
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2026	750,000	921,173
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2027	500,000	611,185
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2029	300,000	362,358
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2042	1,500,000	1,708,020
Cologne MN Charter School Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	590,000	656,381
Cologne MN Charter School Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2034	500,000	546,960
Columbus MN Charter School New Millennium Academy Project Series 2015A (Education Revenue)	5.50	7-1-2030	1,000,000	1,054,590
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	41,525	42,844
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A (Education Revenue)	5.25	7-1-2037	400,000	442,508
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A (Education Revenue)	5.25	7-1-2040	500,000	551,960
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A (Education Revenue)	4.00	7-1-2025	125,000	129,768
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A (Education Revenue)	4.00	7-1-2026	100,000	102,900
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A (Education Revenue)	4.00	7-1-2027	100,000	101,921
Duluth MN Duluth Entertainment Convention Center Improvements Series A (GO Revenue)	5.00	2-1-2034	1,000,000	1,055,420
Duluth MN Housing & RDA Public School Academy Series 2010A (Education Revenue)	5.60	11-1-2030	2,000,000	2,121,340
Duluth MN Independent School District No. 709 St. Louis County Certificate of Participation Series 2016A (Miscellaneous Revenue, South Dakota Credit Program Insured)	5.00	2-1-2026	1,000,000	1,256,550
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A (Education Revenue)	5.50	8-1-2036	500,000	551,285

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)

Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	4.00%	4-1-2022	$735,000	$810,036
Goodhue County MN Education District #6051 Red Wing Certificates of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2029	750,000	884,618
Ham Lake MN Charter School Lease Revenue Bonds Davinci Academy Project Series 2012A (Education Revenue)	4.00	7-1-2028	370,000	371,469
Ham Lake MN Charter School Lease Revenue Bonds Davinci Academy Project Series 2016A (Education Revenue)	5.00	7-1-2031	625,000	672,406
Hayward MN HCFR St. John’s Lutheran Home of Albert Lea Project Series 2015 (Health Revenue)	2.75	11-1-2017	500,000	501,575
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	600,000	637,566
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A (Utilities Revenue)	5.00	12-1-2026	700,000	836,808
Maple Grove MN HCFR North Memorial Health Care Series 2015 (Health Revenue)	5.00	9-1-2023	655,000	797,594
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	5-1-2024	1,735,000	1,777,698
Meeker County MN Memorial Hospital Project Series 2007 (Health Revenue)	5.63	11-1-2022	800,000	827,040
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2025	1,000,000	1,143,800
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2035	1,000,000	1,141,050
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.74	11-15-2017	1,620,000	1,605,825
Minneapolis & St. Paul MN Metropolitan Airports Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144Aø	0.87	1-1-2035	4,000,000	4,000,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Senior Airport Revenue Bond Series 2016A (Airport Revenue) %%	5.00	1-1-2024	2,000,000	2,475,520
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series 2014A (Airport Revenue)	5.00	1-1-2029	500,000	603,035
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series 2014B (Airport Revenue)	5.00	1-1-2026	500,000	604,540
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	1,000,000	1,010,390
Minneapolis MN Charter School Yinghua Academy Project Series 2013A (Education Revenue)	5.00	7-1-2023	300,000	325,899
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	5.00	6-1-2028	1,115,000	1,132,494
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-2040	1,000,000	1,171,860
Minneapolis MN Fairview Health Services Series A (Health Revenue, AGM Insured)	6.63	11-15-2028	1,000,000	1,119,370
Minneapolis MN Health Care System Fairview Health Services Series 2015A (Health Revenue)	5.00	11-15-2033	2,000,000	2,407,440
Minneapolis MN Health Care System Revenue Prerefunded (Health Revenue, AGC Insured)	6.50	11-15-2038	345,000	385,279
Minneapolis MN Health Care System Revenue Unrefunded (Health Revenue, AGC Insured)	6.50	11-15-2038	1,890,000	2,090,302
Minneapolis MN Plymouth Stevens House Project Series A (Housing Revenue)	1.00	12-1-2017	1,000,000	998,410
Minneapolis MN Seward Towers Apartments Project Series A (Housing Revenue) ##	1.10	1-1-2018	2,000,000	1,998,500
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014 (Housing Revenue)	5.00	8-1-2032	860,000	906,664
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGC Insured)	4.00	2-15-2020	50,000	54,569
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGC Insured)	5.00	2-15-2030	2,000,000	2,212,080
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, AGC Insured)	5.00	2-15-2037	4,030,000	4,199,784
Minnesota Certificates of Participation Legislative Office Facility Project Series 2014 (Miscellaneous Revenue)	5.00	6-1-2023	435,000	532,414

2

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)

Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00%	3-1-2027	$2,000,000	$2,361,140
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2028	2,000,000	2,376,220
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2029	2,000,000	2,368,380
Minnesota General Fund Revenue Appropriation Bonds Series 2014A (Miscellaneous Revenue)	5.00	6-1-2033	1,000,000	1,196,760
Minnesota HEFAR Bethel University Series 6R (Education Revenue)	5.50	5-1-2025	1,535,000	1,556,551
Minnesota HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-2030	2,000,000	2,179,280
Minnesota HEFAR College of St. Scholastica Incorporated Series 7R (Education Revenue)	4.25	12-1-2027	400,000	431,384
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-2021	300,000	326,961
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-2029	500,000	540,445
Minnesota HEFAR St. Olaf College Series 8N (Education Revenue)	4.00	10-1-2025	220,000	260,212
Minnesota HEFAR St. Olaf College Series 8N (Education Revenue)	4.00	10-1-2026	100,000	118,748
Minnesota HEFAR St. Olaf College Series 8N (Education Revenue)	4.00	10-1-2027	110,000	129,719
Minnesota HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	3-1-2036	275,000	299,409
Minnesota HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-2018	635,000	666,026
Minnesota HEFAR St. Olaf College Series 7F (Education Revenue)	4.50	10-1-2030	500,000	552,265
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	5.00	10-1-2018	1,100,000	1,100,132
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2025	1,030,000	1,030,155
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2030	1,000,000	1,000,150
Minnesota HEFAR St. Thomas University Series 6X (Education Revenue)	5.00	4-1-2029	1,000,000	1,021,130
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2023	750,000	912,330
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2024	750,000	923,948
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2028	920,000	1,144,498
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2029	750,000	924,683
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2035	750,000	896,513
Minnesota Housing Finance Agency Multifamily Housing Revenue Series 2016 (Housing Revenue) ±	0.70	2-1-2019	2,000,000	1,997,220
Minnesota Housing Finance Agency Residential Housing Series 2007Q (Housing Revenue)	5.25	7-1-2033	685,000	694,611
Minnesota Housing Finance Agency Residential Housing Series 2009E (Housing Revenue)	4.20	7-1-2021	1,005,000	1,040,366
Minnesota Housing Finance Agency Residential Housing Series 2012D (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	680,000	706,126
Minnesota Housing Finance Agency Series 2009B (Housing Revenue)	5.90	7-1-2028	65,000	67,084
Minnesota Housing Finance Agency Series 2015A (Housing Revenue)	5.00	8-1-2027	1,665,000	2,042,505
Minnesota Housing Finance Agency Series 2015G (Housing Revenue, Royal Bank of Canada SPA) ø	0.86	1-1-2034	1,900,000	1,900,000
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A (Housing Revenue)	5.00	8-1-2032	500,000	598,660
Minnesota Municipal Power Agency Series 2007 (Utilities Revenue)	5.00	10-1-2037	1,200,000	1,246,056
Minnesota Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00	10-1-2025	2,335,000	2,636,052
Minnesota Prerefunded Bond (GO Revenue)	5.00	8-1-2022	100,000	103,508
Minnesota Refunded Bond (GO Revenue)	5.00	8-1-2022	2,400,000	2,484,192
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2022	175,000	206,999
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2023	185,000	223,909
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2024	195,000	234,673
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2025	205,000	248,739

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)

Mounds View MN Independent School District #621 Series A (GO Revenue, South Dakota Credit Program Insured)	4.00%	2-1-2022	$530,000	$571,939
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificates of Participation Series 2013A (Miscellaneous Revenue)	4.00	2-1-2024	1,100,000	1,241,636
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificates of Participation Series 2015B (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,181,260
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured) ##	5.00	1-1-2017	1,000,000	1,010,420
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2018	820,000	860,721
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2021	50,000	52,406
Northern Minnesota Municipal Power Agency Series 2013A (Utilities Revenue)	4.00	1-1-2028	450,000	499,563
Northern Minnesota Municipal Power Agency Series 2016 (Utilities Revenue)	5.00	1-1-2030	520,000	638,830
Northern Minnesota Municipal Power Agency Series 2016 (Utilities Revenue)	5.00	1-1-2031	350,000	427,693
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	4.15	9-1-2024	600,000	631,854
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	5.00	9-1-2034	1,100,000	1,179,398
Plymouth MN Certificate of Participation Intermediate School District #287 Series A (Miscellaneous Revenue)	5.00	2-1-2024	250,000	275,263
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A (Miscellaneous Revenue)	4.00	5-1-2027	500,000	570,630
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A (Miscellaneous Revenue)	4.00	5-1-2026	500,000	574,705
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2032	660,000	705,441
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2042	560,000	594,149
Rice County MN Educational Facilities Shattuck-St. Mary’s School Project (Education Revenue) 144A	5.00	8-1-2022	990,000	1,067,725
Rochester MN Electric Utility Revenue Series 2007C (Utilities Revenue)	5.00	12-1-2030	1,000,000	1,007,065
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2023	815,000	1,014,243
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2025	315,000	390,194
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2026	250,000	308,910
Sartell MN Independent School District 748 St. Stephen Public Schools GO Series 2016A (GO Revenue, South Dakota Credit Program Insured)	5.00	2-1-2027	1,250,000	1,561,050
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2027	700,000	853,468
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2029	725,000	870,428
South St. Paul MN Housing & RDA Airport Project Series 2007 (Industrial Development Revenue, AGC Insured)	4.70	9-1-2019	230,000	230,754
South St. Paul MN Housing & RDA Airport Project Series 2007 (Industrial Development Revenue, AGC Insured)	5.13	9-1-2029	500,000	501,855
Southern Minnesota Municipal Power Agency Series 1994A (Utilities Revenue, National Insured) ¤	0.00	1-1-2020	5,100,000	4,843,929
Southern Minnesota Municipal Power Agency Series 2009A (Utilities Revenue)	5.25	1-1-2030	2,000,000	2,192,620
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A (Miscellaneous Revenue)	5.00	4-1-2036	750,000	776,393
St. Cloud MN Health Care Prerefunded Revenue Bonds CentraCare Health (Health Revenue)	5.13	5-1-2030	1,890,000	2,165,146
St. Cloud MN Health Care Revenue Bonds Series 2016A (Health Revenue)	5.00	5-1-2030	2,000,000	2,464,080
St. Cloud MN Health Care Revenue Bonds Series 2016A (Health Revenue)	5.00	5-1-2031	2,000,000	2,454,420
St. Cloud MN Health Care Unrefunded Revenue Bonds CentraCare Health (Health Revenue)	5.13	5-1-2030	125,000	140,715
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50	7-1-2029	1,000,000	1,124,490

4

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)

St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00%	11-15-2024	$2,350,000	$2,629,415
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A (Education Revenue)	4.00	7-1-2023	250,000	259,430
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A (Education Revenue)	5.00	7-1-2035	925,000	966,949
St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A (Miscellaneous Revenue)	6.63	9-1-2042	865,000	995,010
St. Paul MN Housing & RDA Health Care Facilities Revenue Refunding bonds Series 2015A (Health Revenue)	5.00	7-1-2025	250,000	312,450
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A (Health Revenue)	4.00	11-15-2017	550,000	567,056
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A (Health Revenue)	5.00	11-15-2025	1,000,000	1,127,610
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A (Health Revenue)	5.00	11-15-2027	1,000,000	1,216,490
St. Paul MN Housing & RDA HealthPartners Obligated Group Series 2015A (Health Revenue)	5.00	7-1-2031	2,010,000	2,420,281
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.75	9-1-2026	650,000	651,086
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	6.00	9-1-2036	500,000	500,765
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A (Education Revenue)	5.00	12-1-2034	1,645,000	1,800,568
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-2035	875,000	951,764
St. Paul MN Housing & RDA St. Paul Academy & Summit School Project (Education Revenue)	5.00	10-1-2024	2,000,000	2,074,760
St. Paul MN Housing & RDA St. Paul Conservatory for Performing Artists Series A (Education Revenue)	4.00	3-1-2028	150,000	153,842
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	2,000,000	2,452,600
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood MN Health System Series 2004 (GO Revenue)	5.13	12-1-2024	1,000,000	1,003,450
University of Minnesota Series 2009A (Education Revenue)	5.00	4-1-2021	1,180,000	1,296,230
University of Minnesota Series 2009A (Education Revenue)	5.13	4-1-2034	1,000,000	1,102,830
University of Minnesota Series 2016A (Education Revenue)	5.00	4-1-2032	2,470,000	3,098,664
University of Minnesota State Supported Biomedical Science Series 2011B (Education Revenue)	5.00	8-1-2036	1,000,000	1,159,450
Virginia MN Housing & RDA HCFR Series 2005 (Miscellaneous Revenue)	5.25	10-1-2025	2,085,000	2,090,379
Washington County MN Capital Improvement Plan Series A (GO Revenue)	5.00	2-1-2021	2,495,000	2,580,304
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2027	1,565,000	1,887,600
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2030	1,000,000	1,192,330
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2031	1,000,000	1,231,340
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2032	1,250,000	1,495,438
Willmar MN Rice Memorial Hospital Project Series 2012A (GO Revenue)	5.00	2-1-2026	1,000,000	1,156,430
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	3.00	7-1-2018	295,000	301,643
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	5.00	7-1-2034	500,000	546,980
Woodbury MN Charter School Series A (Education Revenue)	3.15	12-1-2018	190,000	193,922
Woodbury MN Charter School Series A (Education Revenue)	3.90	12-1-2022	220,000	234,093
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2027	215,000	233,221
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2032	220,000	237,389

				178,444,270

5

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value

Puerto Rico : 0.01%

Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)		5.50%	8-1-2031	$250,000	$24,248

Virgin Islands : 0.30%

Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue, AGM Insured)		5.00	10-1-2025	500,000	550,575

Total Municipal Obligations (Cost $173,292,144)					182,471,914

Total investments in securities (Cost $173,292,144)*	99.59%				182,471,914

Other assets and liabilities, net	0.41				749,069

Total net assets	100.00%				$183,220,983

±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
*	Cost for federal income tax purposes is $173,290,326 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,256,704
Gross unrealized losses	(75,116)

Net unrealized gains	$9,181,588

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher education facilities authority revenue
LIQ	Liquidity agreement
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement

6

Wells Fargo Minnesota Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Municipal obligations	$0	$182,471,914	$0	$182,471,914

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes : 0.51%

Consumer Discretionary : 0.51%

Diversified Consumer Services : 0.51%
Toll Road Investors Partnership II 144A¤	0.00%	2-15-2028	$30,780,000	$15,047,603

Total Corporate Bonds and Notes (Cost $15,605,555)				15,047,603

Municipal Obligations : 99.05%

Alabama : 1.08%

Alabama State University General Tuition and Fee (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	8-1-2032	10,520,000	10,521,473
Birmingham AL CAB Series A1 (GO Revenue) ±	0.00	3-1-2045	3,000,000	3,264,540
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2025	710,000	539,948
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,135,310
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,388,840
Jefferson County AL Limited Obligation School District Series A (Tax Revenue, AGM Insured)	5.25	1-1-2018	775,000	782,704
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25	1-1-2020	3,000,000	3,017,310
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	5,495,000	5,839,591
Jefferson County AL Warrants Series C (GO Revenue)	4.90	4-1-2021	3,170,000	3,358,647

				31,848,363

Alaska : 0.44%

Alaska International Airports System Series B (Airport Revenue)	5.00	10-1-2033	3,080,000	3,713,833
Alaska International Airports System Series B (Airport Revenue)	5.00	10-1-2034	3,225,000	3,882,900
Valdez AK Marine Terminal (Transportation Revenue) ø	0.86	5-1-2031	5,500,000	5,500,000

				13,096,733

Arizona : 0.82%

Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	2,000,000	2,363,960
Pima County AZ IDA Acclaim Charter School Project (Education Revenue)	5.60	12-1-2016	125,000	125,199
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	7,510,000	7,769,846
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	6,495,000	6,763,763
Pima County AZ IDA Noah Webster Schools-PIMA Project (Education Revenue)	7.00	12-15-2043	3,225,000	3,707,783
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-2020	1,000,000	1,115,770
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-2021	1,000,000	1,134,680
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-2022	1,000,000	1,131,630

				24,112,631

California : 10.08%

Alameda County CA Certificate of Participation (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2019	1,400,000	1,331,946
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,412,684
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	3,795,000	2,380,983
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2034	5,000,000	2,866,300

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00%	8-1-2035	$6,700,000	$3,621,015
Alhambra CA Unified School District CAB Series B (GO Revenue, AGC Insured) ¤	0.00	8-1-2031	7,500,000	4,864,200
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	8,500,000	10,076,070
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2037	1,305,000	646,445
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2038	1,900,000	909,986
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2039	2,005,000	924,265
Bay Area CA Toll Authority Toll Bridge Series A (Transportation Revenue) ±	2.09	4-1-2036	28,000,000	28,507,920
California HFFA Children’s Hospital of Orange County Series C (Health Revenue, U.S. Bank NA LOC) ø	0.82	11-1-2038	14,900,000	14,900,000
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	2,230,000	2,555,491
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	4,000,000	4,521,240
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	3,260,000	3,894,070
California Series B-3 (GO Revenue, Bank of America NA LOC) ø	0.82	5-1-2033	10,000,000	10,000,000
California Statewide CDA (Health Revenue) ø	0.83	4-1-2038	11,650,000	11,650,000
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	525,000	554,432
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	4,900,000	5,804,197
Cerritos CA Community College District CAB Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2027	1,000,000	769,180
Cerritos CA Community College District CAB Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2028	1,040,000	766,844
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	1,000,000	644,770
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	1,000,000	622,090
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	1,000,000	600,720
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2032	2,515,000	1,442,780
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2033	2,000,000	1,100,480
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2036	510,000	245,499
Compton CA PFA Lease (Miscellaneous Revenue) 144A	4.00	9-1-2027	3,820,000	3,925,699
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2028	1,165,000	838,241
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2029	1,500,000	1,031,400
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,308,140
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,248,160
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2032	1,660,000	997,029
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2033	1,230,000	710,448
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2034	1,615,000	896,341
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	6,470,000	4,633,038
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	3,330,000	2,053,778
Golden State Tobacco Securitization Corporation California Tobacco Settlement Revenue Series A (Miscellaneous Revenue)	5.00	6-1-2030	970,000	1,163,554
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	6.13	11-1-2029	15,925,000	21,175,791

2

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

Montebello CA Unified School District CAB Election of 1998 (GO Revenue, National Insured) ¤	0.00%	8-1-2024	$1,130,000	$942,657
Montebello CA Unified School District CAB Election of 1998 (GO Revenue, National Insured) ¤	0.00	8-1-2027	2,775,000	2,084,802
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,136,940
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.15	7-1-2027	27,660,000	26,010,634
Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Bank of Montreal LOC) ø	0.80	7-1-2032	11,500,000	11,500,000
Ontario Montclair CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,086,075
Ontario Montclair CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,335,820
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2027	2,095,000	1,610,846
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2028	4,450,000	3,295,225
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2029	4,520,000	3,224,432
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2030	6,725,000	4,617,385
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2031	2,185,000	1,448,786
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2032	2,000,000	1,282,440
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2033	4,295,000	2,672,693
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGC Insured)	5.88	8-1-2037	25,000	27,909
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	5,420,000	6,135,169
San Bernardino CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2031	1,100,000	1,296,757
San Bernardino CA Unified School District Series A (GO Revenue, AGM Insured)	5.00	8-1-2026	1,100,000	1,338,799
San Bernardino CA Unified School District Series A (GO Revenue, AGM Insured)	5.00	8-1-2028	1,250,000	1,502,025
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	1,040,000	1,165,570
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	2,000,000	2,324,100
San Diego CA PFFA Capital Improvement Project Series A (Miscellaneous Revenue)	5.00	10-15-2033	1,000,000	1,217,450
San Diego CA PFFA Capital Improvement Project Series A (Miscellaneous Revenue)	5.00	10-15-2034	1,080,000	1,309,932
San Diego CA PFFA Capital Improvement Project Series A (Miscellaneous Revenue)	5.00	10-15-2035	1,000,000	1,207,480
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2031	2,000,000	1,300,280
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2032	1,500,000	935,460
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2033	1,000,000	602,240
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2034	2,000,000	1,146,300
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2035	1,500,000	830,130
Sylvan CA Unified School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2037	1,085,000	548,587
Tender Option Bond Trust Receipts for Los Angeles CA Series ZF0183 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.99	12-1-2022	8,925,000	8,925,000
Tender Option Bond Trust Receipts for Palomar CA Pomerado Health Series XG0017 (GO Revenue, Bank of America NA LIQ) 144Aø	1.14	8-1-2037	31,250,000	31,250,000
Tender Option Bond Trust Receipts for San Jose CA Series B (Airport Revenue, Ambac/AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	1.04	9-1-2030	8,900,000	8,900,000
West Contra Costa CA Unified School District CAB Series C (GO Revenue, AGM Insured) ¤	0.00	8-1-2029	3,000,000	2,116,170

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00%	8-1-2029	$1,690,000	$1,193,630
Wiseburn CA School District CAB Election of 2010 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,417,255

				297,534,204

Colorado : 2.00%

Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2020	9,385,000	8,757,519
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2022	4,600,000	4,116,862
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	2,200,000	2,528,988
Colorado ECFA Charter School Banning Lewis Ranch Academy Project (Education Revenue) 144A	6.13	12-15-2035	3,940,000	3,983,773
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-1 (Education Revenue)	6.00	12-15-2037	2,900,000	2,901,885
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2 (Education Revenue)	7.00	12-15-2046	3,940,000	3,942,246
Colorado ECFA Charter School Community Leadership Academy (Education Revenue)	5.75	7-1-2019	555,000	574,963
Colorado ECFA Charter School Community Leadership Academy Second Campus Project (Education Revenue)	7.00	8-1-2033	1,330,000	1,573,483
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	115,000	117,376
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	7.25	10-1-2039	500,000	562,505
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	7.50	9-1-2033	5,015,000	5,225,429
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.00	9-1-2043	5,930,000	6,303,649
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	3,795,000	4,049,189
Colorado ECFA Charter School Twin Peaks Charter Academy (Miscellaneous Revenue)	6.50	3-15-2043	1,290,000	1,435,899
Colorado Health Facilities Authority Catholic Health Initiatives Series D-1 (Health Revenue)	6.25	10-1-2033	4,000,000	4,400,240
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	2,160,000	2,388,139
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.25	12-15-2020	335,000	357,884
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.75	12-15-2025	455,000	500,859
Colorado PFA Charter School Highline Academy Project (Education Revenue)	7.38	12-15-2040	4,010,000	4,492,002
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue)	5.15	5-1-2017	35,000	35,082
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	5-1-2020	750,000	751,770

				58,999,742

Connecticut : 0.43%

Connecticut HFA Special Needs Housing Series 2 (Health Revenue, Ambac Insured)	5.25	6-15-2022	1,315,000	1,319,879
Connecticut Series A (Miscellaneous Revenue) ±	1.94	4-15-2019	4,050,000	4,071,749
Connecticut Series A (Miscellaneous Revenue) ±	2.09	4-15-2020	5,900,000	5,955,873
Hamden CT BAN (GO Revenue)	5.00	8-15-2026	1,235,000	1,431,414

				12,778,915

4

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Delaware : 0.85%

Delaware EDA Delmarva Power and Light Company Series A (Utilities Revenue) ø	0.87%	7-1-2024	$10,000,000	$10,000,000
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	7,500,000	7,734,750
Kent County DE Charter School Incorporated Project (Education Revenue)	7.38	5-1-2037	2,110,000	2,449,689
New Castle County Delaware Series ZF2088 (GO Revenue, Morgan Stanley Bank LIQ) 144Aø	0.87	10-1-2045	5,000,000	5,000,000

				25,184,439

District of Columbia : 0.59%

District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	4,125,000	4,554,578
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.90	11-1-2042	10,500,000	10,500,000
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10-1-2035	2,000,000	2,202,640

				17,257,218

Florida : 3.25%

Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	5-1-2020	1,045,000	1,048,198
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	1,000,000	1,135,160
Collier County FL School Board Refunding Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.25	2-15-2021	1,000,000	1,169,660
Crossings at Fleming Island Florida Community Development District Refunding Bond Senior Lien Series A-1 (Miscellaneous Revenue)	4.00	5-1-2024	1,025,000	1,062,320
Crossings at Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.25	5-1-2018	1,260,000	1,270,987
Crossings at Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.63	5-1-2019	1,295,000	1,311,032
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2031	1,155,000	1,367,139
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	1,465,000	1,730,370
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	13,290,000	15,621,996
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-2047	810,000	1,039,238
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-2042	2,720,000	3,058,395
Heritage Harbor Florida Community Development District (Miscellaneous Revenue)	7.75	5-1-2023	375,000	374,483
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	2,500,000	2,501,375
Indigo FL Community Development District Series C (Miscellaneous Revenue) (i)(s)	1.40	5-1-2030	2,536,248	1,282,733
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2025	530,000	617,371
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2028	1,195,000	1,375,433
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-2031	1,186,000	1,190,305
Marshall Creek Florida Community Development District (Miscellaneous Revenue)	6.32	5-1-2045	135,000	136,926
Marshall Creek Florida Community Development District (Miscellaneous Revenue)	6.63	5-1-2032	2,110,000	2,067,378
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.96	9-25-2024	14,120,000	14,120,000

5

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)

Miami-Dade County FL Seaport Series B (Airport Revenue)	6.00%	10-1-2033	$500,000	$621,220
Midtown Miami FL Community Development District Parking Garage Project Series A (Miscellaneous Revenue)	5.00	5-1-2029	2,500,000	2,708,100
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2033	1,525,000	1,833,035
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2035	1,680,000	2,007,113
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2036	1,765,000	2,100,156
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11-1-2028	2,000,000	2,185,980
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11-15-2039	5,500,000	6,429,280
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	6.20	11-15-2026	1,940,000	2,152,061
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	7.38	11-15-2041	3,525,000	4,059,848
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	8-15-2023	2,810,000	2,909,024
St. Johns County FL IDA Refunding Glenmoor Project Series A (Health Revenue) ±(s)(t)	1.34	1-1-2049	750,000	509,955
St. Johns County FL IDA Refunding Subordinated Glenmoor Project Series B (Health Revenue) (s)(t)	2.50	1-1-2049	277,527	3
Tender Option Bond Trust Receipt for Seminole County FL Series ZF0444 (Tax Revenue, National Insured, JPMorgan Chase & Company LIQ) 144Aø	0.99	4-1-2027	5,250,000	5,250,000
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	2,545,000	2,617,736
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2020	2,020,000	2,211,799
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2021	2,140,000	2,386,442
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2022	2,265,000	2,565,656

				96,027,907

Georgia : 0.52%

Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue)	6.38	7-1-2025	1,920,000	1,881,408
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, Ambac Insured)	7.25	1-1-2024	400,000	551,192
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25	10-1-2027	2,000,000	2,318,300
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2034	3,750,000	1,293,600
Georgia Road & Tollway Authority Convertible CAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A±	0.00	6-1-2049	5,600,000	3,457,776
Tender Option Bond Trust Receipts Series ZF0210 (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.99	2-2-2023	5,900,000	5,900,000

				15,402,276

Guam : 0.14%

Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	3,195,000	3,632,459
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	450,000	492,053
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-2031	60,000	65,044

				4,189,556

Hawaii : 0.11%

Hawaii Series DZ (GO Revenue)	5.00	12-1-2031	2,700,000	3,170,259

6

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Idaho : 0.62%

Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38%	6-1-2040	$6,300,000	$6,974,667
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-2033	3,000,000	3,333,810
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	5.75	12-1-2032	500,000	567,850
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	1,405,000	1,569,259
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	730,000	776,793
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	1,365,000	1,485,202
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	500,000	519,660
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series A (Education Revenue)	6.75	7-1-2048	1,322,876	1,349,029
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B (Education Revenue) 144A¤	0.00	7-1-2049	1,276,564	132,392
Idaho Housing & Finance Association Series A (Education Revenue)	6.13	7-1-2038	1,500,000	1,632,315

				18,340,977

Illinois : 20.20%

Chicago IL (Tax Revenue)	5.00	1-1-2028	4,430,000	4,973,384
Chicago IL (Tax Revenue)	5.00	1-1-2029	1,500,000	1,672,515
Chicago IL Board of Education CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2025	9,935,000	7,305,603
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	9,455,000	7,345,873
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2029	7,885,000	4,480,572
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2020	1,000,000	876,200
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2031	2,705,000	1,368,568
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2023	1,430,000	1,111,010
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2030	4,550,000	2,436,252
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2026	4,000,000	2,689,000
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2028	24,270,000	14,620,248
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2031	10,000,000	5,048,000
Chicago IL Board of Education Series A (GO Revenue, National Insured) ¤	0.00	12-1-2027	4,040,000	2,580,631
Chicago IL Board of Education Series C (GO Revenue, AGM Insured)	5.25	12-1-2023	1,500,000	1,596,030
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2025	1,430,000	1,477,119
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2030	5,745,000	3,281,774
Chicago IL CAB Project & Refunding Series A (GO Revenue, National Insured)	5.56	1-1-2021	3,520,000	3,561,254
Chicago IL CAB Project & Refunding Series C (GO Revenue, AGM Insured) ¤	0.00	1-1-2026	7,360,000	5,171,725
Chicago IL CAB Series C (GO Revenue) ¤	0.00	1-1-2031	4,945,000	2,161,954
Chicago IL Motor Fuel Refunding (Tax Revenue)	5.00	1-1-2025	2,595,000	2,821,492
Chicago IL Motor Fuel Refunding (Tax Revenue)	5.00	1-1-2026	3,000,000	3,238,020
Chicago IL Motor Fuel Refunding (Tax Revenue)	5.00	1-1-2028	1,000,000	1,064,950
Chicago IL Neighborhoods Alive 21 Program Series B (GO Revenue)	5.50	1-1-2034	1,500,000	1,627,095
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured)	5.50	1-1-2043	4,530,000	5,311,969
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2038	7,500,000	8,869,200

7

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B (Airport Revenue)	5.00%	1-1-2026	$5,000,000	$5,728,150
Chicago IL O’Hare International Airport AMT Senior Lien Series A (Airport Revenue)	5.00	1-1-2025	2,000,000	2,316,080
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	4,000,000	4,650,240
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	4,500,000	5,310,135
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue)	5.75	1-1-2039	2,760,000	3,209,245
Chicago IL Public Building Commission Transit Authority (Transportation Revenue, Ambac Insured)	5.25	3-1-2025	2,960,000	3,429,634
Chicago IL Public Building Commission Transit Authority (Transportation Revenue, Ambac Insured)	5.25	3-1-2027	3,400,000	3,992,586
Chicago IL Second Lien Project (Water & Sewer Revenue)	5.00	11-1-2029	4,600,000	5,211,616
Chicago IL Series A (GO Revenue, National Insured)	5.00	1-1-2029	4,000,000	4,034,960
Chicago IL Series A (Tax Revenue)	5.25	1-1-2038	6,000,000	6,401,580
Chicago IL Series A (GO Revenue)	5.50	1-1-2034	7,175,000	7,782,938
Chicago IL Series A (GO Revenue)	5.50	1-1-2035	920,000	994,621
Chicago IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2028	9,550,000	10,275,514
Chicago IL Series A (GO Revenue)	5.50	1-1-2033	12,730,000	13,863,988
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	1,285,000	1,399,468
Chicago IL Transit Authority Sales Tax Receipts Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	4,000,000	4,622,680
Chicago IL Waste Water Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,500,000	2,518,250
Chicago IL Wastewater Second Lien Transmission (Water & Sewer Revenue)	5.00	1-1-2027	4,000,000	4,501,840
Chicago IL Waterworks Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	5,000,000	5,647,300
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	3,000,000	3,400,710
Cook County IL Series C (GO Revenue, AGM Insured)	5.00	11-15-2024	4,240,000	4,941,169
Cook County IL Series C (GO Revenue)	5.00	11-15-2025	2,140,000	2,473,776
Cook County IL Series C (GO Revenue)	5.00	11-15-2027	325,000	372,808
Cook County IL Series G (GO Revenue)	5.00	11-15-2028	27,000,000	29,621,160
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO Revenue) ¤	0.00	2-1-2019	725,000	698,451
Illinois (GO Revenue)	5.00	1-1-2023	1,245,000	1,249,756
Illinois (GO Revenue, Ambac Insured)	5.00	4-1-2024	1,830,000	1,843,542
Illinois (Miscellaneous Revenue)	5.00	8-1-2024	2,610,000	2,903,964
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	5,685,000	6,289,941
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	3,000,000	3,479,100
Illinois (GO Revenue, Ambac Insured)	5.00	4-1-2027	7,585,000	7,641,129
Illinois (GO Revenue, Ambac Insured)	5.00	4-1-2028	6,705,000	6,754,617
Illinois (Miscellaneous Revenue)	5.25	7-1-2030	2,500,000	2,796,025
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	6,000,000	6,914,400
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	4,450,000	5,110,603
Illinois (GO Revenue)	5.50	1-1-2030	2,900,000	3,442,764
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	4,000,000	4,484,880
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11-1-2038	5,415,000	6,041,461
Illinois Finance Authority Carle Foundation Obligated Group Series C (Health Revenue, Northern Trust Company LOC) ø	0.88	2-15-2033	10,000,000	10,000,000
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2018	1,325,000	1,405,043
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2020	1,465,000	1,639,057
Illinois Finance Authority Charter School Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	1,800,000	2,029,932
Illinois Finance Authority Charter Schools Series A (Education Revenue)	6.25	9-1-2039	7,955,000	9,369,001
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	3,800,000	4,318,852
Illinois Finance Authority Edward Hospital Obligated Group Series B-2 (Health Revenue, JPMorgan Chase & Company LOC) ø	0.83	2-1-2040	10,000,000	10,000,000

8

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13%	9-1-2018	$350,000	$350,774
Illinois Finance Authority Northwest Community Hospital Series B (Health Revenue, JPMorgan Chase & Company LOC) ø	0.87	7-1-2032	10,005,000	10,005,000
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	8-15-2039	5,000,000	5,711,300
Illinois Finance Authority OSF Healthcare System Series F (Health Revenue, Barclays Bank plc LOC) ø	0.88	11-15-2037	10,000,000	10,000,000
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-2031	8,000,000	9,120,960
Illinois Finance Authority University of Chicago Series B (Education Revenue)	6.25	7-1-2038	3,115,000	3,404,695
Illinois Finance Authority YMCA of Metropolitan Chicago Project (Miscellaneous Revenue, Harris NA LOC) ø	0.86	6-1-2034	5,000,000	5,000,000
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00	2-1-2030	7,000,000	8,428,770
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00	2-1-2031	8,000,000	9,583,600
Illinois Series 1 (GO Revenue, National Insured)	6.00	11-1-2026	3,200,000	3,869,760
Illinois Series 2013 (Miscellaneous Revenue)	5.00	7-1-2022	6,750,000	7,604,483
Illinois Series A (GO Revenue)	5.00	4-1-2021	6,675,000	7,396,568
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	3,000,000	3,464,130
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2026	970,000	706,684
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2021	7,595,000	6,692,562
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	17,510,000	13,817,316
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	1,125,000	851,220
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2028	4,030,000	4,648,121
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2025	3,745,000	4,377,081
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2026	4,775,000	5,569,321
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2027	8,355,000	9,730,484
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,500,000	4,020,030
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,500,000	1,762,500
Kane-Cook-DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	8,225,000	7,486,642
Kane-Cook-DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	15,025,000	12,998,879
Kendall-Kane-Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2025	1,710,000	1,382,672
Kendall-Kane-Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2026	5,050,000	3,938,041
Kendall-Kane-Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2027	12,050,000	9,089,918
Lake County IL School District #24 Millburn CAB (GO Revenue, National Insured) ¤	0.00	1-1-2024	2,000,000	1,632,400
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2018	3,800,000	3,685,886
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	675,000	635,567
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,145,175
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2021	1,175,000	1,045,962
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2024	5,385,000	4,357,542

9

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Lake County IL Township High School District #126 Zion-Benton CAB (GO Revenue, National Insured) ¤	0.00%	2-1-2020	$910,000	$851,969
McHenry-Kane Counties IL Community Consolidated School District #158 (GO Revenue)	5.63	1-15-2032	2,500,000	2,952,825
McHenry-Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2019	765,000	743,993
McHenry-Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2021	6,250,000	5,661,250
McHenry-Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, AGM/FGIC Insured) ¤	0.00	1-1-2023	1,755,000	1,518,338
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2026	11,435,000	8,122,967
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2029	33,800,000	20,697,768
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2030	2,100,000	1,240,428
Metropolitan Pier & Exposition Authority Illinois Series 2015-XM0036 (Airport Revenue, Morgan Stanley Bank LIQ) 144Aø	1.43	6-15-2050	12,640,000	12,640,000
Regional Transportation Authority Illinois (Tax Revenue, AGM Insured)	5.75	6-1-2023	400,000	490,356
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	1,235,000	1,213,548
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	2,495,000	2,118,954
Springfield IL Senior Lien Notes (Utilities Revenue, National Insured)	5.00	3-1-2024	1,425,000	1,450,137
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2023	350,000	511,350
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2026	2,355,000	1,827,763
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2027	2,435,000	1,826,372
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	15,648,920
Will County IL Community Unit School District #201 Crete-Monee Prerefunded CAB (GO Revenue, National Insured) ¤	0.00	11-1-2023	430,000	384,257
Will County IL Community Unit School District #201 Crete-Monee Unrefunded CAB (GO Revenue, National Insured) ¤	0.00	11-1-2023	1,070,000	896,114

				596,114,756

Indiana : 1.75%

Brookhaven County IN EDA Line Senior Apartments Project Series A (Housing Revenue)	6.25	7-1-2048	2,680,000	2,993,238
Brookhaven County IN EDA Line Senior Apartments Project Series A (Housing Revenue)	6.25	7-1-2043	1,000,000	1,125,000
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	10,000,000	10,916,100
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	9,970,000	11,327,017
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2040	2,470,000	2,781,887
Rockport IN AEP Generating Company Project (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.84	7-1-2025	16,200,000	16,200,000
Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88	1-1-2024	1,270,000	1,483,347
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.59	12-1-2044	5,000,000	4,943,400

				51,769,989

Iowa : 0.17%

Altoona IA Annual Appropriation Urban Renewal Series C (GO Revenue)	5.00	6-1-2031	1,805,000	2,156,163

10

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Iowa (continued)

Coralville IA Certificate of Participation Series D (Miscellaneous Revenue)	5.25%	6-1-2026	$2,695,000	$2,704,486

				4,860,649

Kansas : 1.16%

Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A-2 (Housing Revenue, GNMA Insured)	6.70	6-1-2029	70,000	70,549
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	97,000,000	34,158,550
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series B (Tax Revenue) ¤	0.00	6-1-2021	45,000	34,508

				34,263,607

Kentucky : 1.69%

Kentucky EDFA Balance Norton Series B (Health Revenue, National Insured) ¤	0.00	10-1-2028	4,845,000	3,392,033
Kentucky EDFA Catholic Health Initiatives Series B (Health Revenue) ±	2.24	2-1-2046	22,715,000	22,358,602
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2024	9,260,000	7,533,566
Kentucky EDFA Series 2980 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	1.16	8-15-2024	10,500,000	10,500,000
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2030	2,000,000	1,132,620
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2031	2,780,000	1,464,865
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2032	2,500,000	1,227,875
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C (Transportation Revenue) ±	0.00	7-1-2033	1,000,000	902,870
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C (Transportation Revenue) ±	0.00	7-1-2034	1,505,000	1,353,928

				49,866,359

Louisiana : 0.77%

Louisiana Local Government Environmental Facilities & CDA (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2018	2,085,000	2,151,720
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	5-15-2025	2,410,000	2,416,194
New Orleans LA (GO Revenue, FGIC Insured)	5.50	12-1-2021	2,050,000	2,307,316
New Orleans LA Aviation Board AMT Series B (Airport Revenue, AGM Insured)	5.00	1-1-2033	3,000,000	3,509,700
New Orleans LA Aviation Board AMT Series B (Airport Revenue)	5.00	1-1-2034	4,500,000	5,203,260
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	6,500,000	7,184,970

				22,773,160

Maine : 0.08%

Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, AGC Insured)	5.88	12-1-2039	2,015,000	2,208,097

Maryland : 0.31%

Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00	8-15-2020	293,000	358,811

11

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Maryland (continued)

Prince Georges County MD Charter School Chesapeake Lighthouse Obligated Group Series A (Education Revenue) 144A	6.90%	8-1-2041	$8,480,000	$8,827,341

				9,186,152

Massachusetts : 0.72%

Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2031	2,150,000	2,603,263
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	3,900,000	4,722,198
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	1-1-2020	1,780,000	1,922,916
Massachusetts Educational Finance Authority Series I (Education Revenue)	6.00	1-1-2028	1,790,000	1,900,819
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2020	6,000,000	6,656,640
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2021	3,000,000	3,374,130

				21,179,966

Michigan : 5.63%

Detroit MI Distribution of State Aid (GO Revenue)	5.00	11-1-2030	2,330,000	2,440,861
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2018	3,050,000	2,849,310
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2019	3,050,000	2,737,253
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	2,070,000	1,753,621
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	10,883,504
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2026	1,075,000	1,263,652
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2028	1,450,000	1,684,784
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2029	1,350,000	1,541,147
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2030	1,775,000	2,039,404
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2031	1,425,000	1,631,682
Michigan Finance Authority Limited Obligation Public School Holly Academy (Education Revenue)	6.50	10-1-2020	130,000	138,447
Michigan Finance Authority Limited Obligation Public School Holly Academy (Education Revenue)	8.00	10-1-2040	1,350,000	1,549,152
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A (Miscellaneous Revenue)	7.50	12-1-2020	310,000	338,083
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A (Miscellaneous Revenue)	8.00	12-1-2030	1,135,000	1,279,327
Michigan Finance Authority Limited Obligation Public School 78,demy Project Series A (Miscellaneous Revenue)	8.25	12-1-2039	2,220,000	2,527,648
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	2,000,000	2,420,900
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2026	1,945,000	2,337,345
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	2,260,000	2,699,841
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2028	3,480,000	4,127,315
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2032	5,750,000	6,695,530
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	1,000,000	1,194,620
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2031	1,340,000	1,572,061
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2032	2,000,000	2,340,060

12

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)

Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00%	10-1-2033	$2,975,000	$3,469,177
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2034	3,670,000	4,265,274
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2039	7,955,000	9,122,158
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	6.25	11-1-2020	360,000	381,701
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F (Tax Revenue)	4.50	10-1-2029	3,000,000	3,332,490
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4 (Water & Sewer Revenue)	5.00	7-1-2031	6,500,000	7,554,040
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	3,250,000	3,735,290
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	12,625,000	14,192,268
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	365,000	359,613
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	150,000	150,873
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2017	550,000	558,206
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	4.25	12-1-2016	2,770,000	2,779,335
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2017	2,475,000	2,514,947
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2023	1,185,000	1,199,042
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.75	5-1-2017	450,000	453,123
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.00	5-1-2019	100,000	100,735
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	4,610,000	4,648,079
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2019	75,000	69,862
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2020	205,000	185,611
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	3,745,000	2,995,700
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.50	9-1-2029	1,500,000	1,199,880
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.75	9-1-2039	3,500,000	2,799,720
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	1,160,000	1,220,169
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project (Education Revenue)	8.38	12-1-2030	2,085,000	2,379,485
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project (Education Revenue)	8.63	12-1-2039	4,170,000	4,806,634
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue) (i)(s(t))	6.25	10-1-2023	800,000	239,896
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT (Utilities Revenue)	5.63	7-1-2020	1,200,000	1,379,940
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	15,500,000	15,839,295
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	4,505,000	4,545,545
Star International Academy Michigan (Miscellaneous Revenue)	3.40	3-1-2017	100,000	100,325
Tender Option Bond Trust Receipts for Michigan Housing Development Authority Series XF0385 (Housing Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.72	10-1-2042	1,000,000	1,000,000

13

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)

Wayne Charter County MI Airport Authority Junior Lien (Airport Revenue, National Insured)	5.00%	12-1-2016	$1,115,000	$1,122,426
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	8,910,000	9,428,117

				166,174,503

Mississippi : 0.32%

Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	8,155,000	9,553,990

Missouri : 0.59%

Blue Springs MO Special Obligation Tax Refunding & Improvement Adams Farm Project Series A (Tax Revenue)	4.00	6-1-2026	10,875,000	11,276,831
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	1,430,000	1,491,690
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,357,363
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25	7-1-2029	2,000,000	2,245,380

				17,371,264

Nebraska : 0.04%

Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,020,000	1,180,752

Nevada : 0.74%

Clark County NV Department of Aviation Subordinated Lien Series D-3 (Airport Revenue, Bank of America NA LOC) ø	0.84	7-1-2029	2,000,000	2,000,000
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2022	490,000	544,233
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2023	385,000	432,528
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2024	260,000	293,101
Tender Option Bond Trust Receipts for Las Vegas Valley NV Water District (GO Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.04	6-1-2020	5,000,000	5,000,000
Washoe County NV Series 2011-001 (GO Revenue, Dexia Credit Local LIQ) 144Aø	0.36	12-9-2030	13,555,000	13,555,000

				21,824,862

New Jersey : 5.50%

Bayonne NJ School Refunding Bonds (GO Revenue, AGM Insured)	5.00	7-15-2023	2,505,000	3,008,330
New Jersey EDA Natural Gas Company Project Series C (Utilities Revenue, National Insured) ±	4.90	10-1-2040	5,680,000	5,699,937
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.09	9-1-2025	3,815,000	3,511,631
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.39	9-1-2027	22,245,000	20,417,351
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.44	3-1-2028	7,200,000	6,561,864
New Jersey EDA School Facilities Construction Project Series II (Miscellaneous Revenue)	5.00	3-1-2026	4,000,000	4,464,480
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2026	15,000,000	16,928,100
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	11,418,503
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2029	7,500,000	4,366,425
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2030	4,375,000	2,423,969
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	4,500,000	2,373,795
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	1,150,000	780,229
New Jersey TTFA Series A (Transportation Revenue)	5.00	6-15-2042	5,540,000	6,032,118
New Jersey TTFA Series A (Transportation Revenue, National Insured)	5.75	6-15-2023	2,000,000	2,425,220

14

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)

New Jersey TTFA Series A (Transportation Revenue, National Insured)	5.75%	6-15-2025	$10,000,000	$12,495,700
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2044	1,000,000	1,107,650
New Jersey TTFA Series AA (Transportation Revenue)	5.25	6-15-2033	10,000,000	11,209,100
New Jersey TTFA Series B (Transportation Revenue)	5.25	6-15-2036	5,575,000	6,175,929
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	8,000,000	9,181,520
Newark NJ Housing Authority Port Newark Marine Terminal Rental (Miscellaneous Revenue, National Insured)	5.00	1-1-2032	7,620,000	9,295,790
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2025	5,000,000	5,679,150
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2026	2,205,000	2,484,837
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2027	6,035,000	6,752,079
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.25	7-15-2024	1,325,000	1,517,470
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2025	385,000	437,295
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2026	395,000	445,129
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2027	405,000	453,122
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.25	7-15-2024	375,000	429,473
Rutgers NJ State University Series L (Education Revenue)	5.00	5-1-2033	3,560,000	4,232,840

				162,309,036

New Mexico : 0.36%

New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	665,000	725,894
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.10	11-1-2039	10,000,000	9,925,400

				10,651,294

New York : 12.05%

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	3,500,000	3,972,815
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	8.25	2-1-2041	9,790,000	11,367,071
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	16,000,000	19,151,360
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	6.50	11-15-2028	5,970,000	6,681,803
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	6.50	11-15-2028	2,030,000	2,268,383
Monroe County NY IDAG Continuing Development Services Project (Industrial Development Revenue, Citizens Bank LOC) ø	1.01	7-1-2027	1,250,000	1,250,000
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	1.24	5-1-2018	1,520,000	1,516,170
New York Dormitory Authority Series B (Tax Revenue)	5.75	3-15-2036	10,000,000	11,178,100
New York NY Adjusted Fiscal 2015 Sub Series F-4 (GO Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.84	6-1-2044	10,000,000	10,000,000
New York NY HFA 605 West 42nd Street Series A (Housing Revenue, Bank of China LOC) ø	0.87	5-1-2048	14,365,000	14,365,000
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA (Water & Sewer Revenue)	5.00	6-15-2044	17,400,000	20,142,588
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.00	6-15-2044	30,265,000	35,489,042
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.25	6-15-2044	9,800,000	11,678,660
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue, JPMorgan Chase & Company SPA) ø	0.74	6-15-2043	6,300,000	6,300,000
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	12,631,609
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.00	6-15-2038	36,650,000	37,743,270
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.75	6-15-2040	1,150,000	1,245,255

15

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)

New York NY Municipal Water Finance Authority Water & Sewer System Series DD (Water & Sewer Revenue)	5.00%	6-15-2026	$3,255,000	$3,840,835
New York NY Municipal Water Finance Authority Water & Sewer System Unrefunded Balance (Water & Sewer Revenue)	5.75	6-15-2040	3,850,000	4,173,978
New York NY Series A-6 (GO Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.88	11-1-2026	10,150,000	10,150,000
New York NY Series F-1 (GO Revenue)	5.00	3-1-2032	3,000,000	3,583,500
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue)	5.75	1-15-2039	2,500,000	2,777,825
New York NY Transitional Finance Authority Future Tax Secured Bonds Fiscal 2007 Series A (Tax Revenue, Dexia Credit Local SPA) ø	0.88	8-1-2022	19,500,000	19,500,000
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I (Tax Revenue)	5.00	5-1-2033	5,395,000	6,481,175
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bonds Series A (Tax Revenue)	5.00	8-1-2031	17,075,000	21,065,428
New York NY Transitional Finance Authority NYC Recovery Series 3 Sub-Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.90	8-1-2031	24,200,000	24,200,000
New York NY Transitional Finance Authority NYC Recovery Series 3 Sub-Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	1.05	11-1-2022	16,135,000	16,135,000
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	20,880,000	20,886,682
Oyster Bay NY BAN Series C (GO Revenue)	4.00	6-1-2018	3,000,000	3,023,910
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-2026	520,000	573,872
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	5.00	6-1-2025	500,000	573,725
Tender Option Bond Trust Receipts (Housing Revenue, Bank of America NA LIQ) 144Aø	0.70	11-1-2038	4,600,000	4,600,000
Westchester County NY Local Development Pace University Series A (Education Revenue)	5.00	5-1-2034	1,750,000	1,988,263
Westchester County NY Local Development Pace University Series B (Education Revenue) ø	0.95	5-1-2044	5,000,000	5,000,000

				355,535,319

North Carolina : 0.63%

North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	1-1-2026	1,250,000	1,378,225
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-2024	2,000,000	2,250,700
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.00	12-1-2029	5,000,000	5,545,600
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.25	12-1-2033	8,500,000	9,473,080

				18,647,605

Ohio : 2.57%

Akron OH Sewer System (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2016	1,500,000	1,509,930
Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-2027	3,825,000	4,385,745
Cleveland OH Airport System Revenue Series A (Airport Revenue)	5.00	1-1-2025	4,015,000	4,682,413
Cleveland OH Airport System Revenue Series A (Airport Revenue, AGM Insured)	5.00	1-1-2031	3,600,000	4,112,712
Kings OH Local School District (GO Revenue, National/FGIC Insured)	7.50	12-1-2016	235,000	237,700
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, National Insured)	6.25	4-1-2020	2,500,000	2,694,875
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2026	1,500,000	1,812,675
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2028	1,600,000	1,904,240
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2030	2,250,000	2,645,055
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2035	12,000,000	13,894,440

16

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)

Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00%	12-31-2039	$2,500,000	$2,875,950
Ohio Turnpike Commission CAB Series A-4 (Transportation Revenue) ±	0.00	2-15-2034	8,500,000	8,447,300
Ohio Water Development Authority Pollution Control AMT Series C (Industrial Development Revenue) ±	3.95	11-1-2032	8,000,000	7,148,640
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	18,000,000	15,890,220
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	1,900,000	1,981,529
Toledo OH Enterprise Bond Series 2-A (Industrial Development Revenue)	5.50	12-1-2019	1,475,000	1,555,727

				75,779,151

Oklahoma : 0.39%

Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2026	1,810,000	2,264,889
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2030	2,000,000	2,434,860
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2031	1,145,000	1,387,236
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, National Insured)	6.00	1-1-2023	3,795,000	4,259,584
Tulsa OK Airports Improvement Trust AMT Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2035	1,055,000	1,203,217

				11,549,786

Oregon : 0.18%

Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	4,500,000	5,235,840

Pennsylvania : 8.25%

Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	8-15-2039	5,130,000	5,738,572
Beaver County PA IDA Pollution Control First Nuclear General Project Series A (Utilities Revenue) ±	2.70	4-1-2035	2,000,000	1,905,500
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	2.34	11-1-2039	20,000,000	20,154,600
Bristol Township PA School District Series 27W Residual Interest Bonds Trust (GO Revenue, Barclays Bank plc LIQ) 144Aø	1.23	6-1-2031	12,790,000	12,790,000
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,000,000	2,084,240
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	790,000	793,113
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	5,000,000	6,611,700
Delaware Valley PA Regional Finance Authority Local Government Series 2182 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.88	7-1-2017	6,000,000	6,000,000
Delaware Valley PA Regional Finance Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	20,881,807
Delaware Valley PA Regional Finance Authority Local Government Series C (Miscellaneous Revenue, Ambac Insured)	7.75	7-1-2027	3,925,000	5,791,809
Luzerne County PA Series E (GO Revenue, AGM Insured)	8.00	11-1-2027	135,000	152,246
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2024	1,540,000	1,785,060
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2025	1,625,000	1,898,894
Montgomery County PA IDA Exelon Generation Company LLC Project Series A (Industrial Development Revenue) ±	2.55	12-1-2029	15,530,000	15,887,035

17

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)

Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.50%	10-1-2030	$10,625,000	$10,791,175
Penn Hills Municipality PA Series B (GO Revenue, Ambac Insured) ¤	0.00	12-1-2017	1,000,000	982,500
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	7,700,000	8,971,886
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2025	2,990,000	2,362,070
Pennsylvania HEFAR Thomas Jefferson University Series B (Education Revenue) ø	1.20	9-1-2045	12,075,000	12,075,000
Pennsylvania HFA Single Family Mortgage Revenue Bonds AMT Series A (Housing Revenue)	4.70	10-1-2037	3,655,000	3,658,728
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2024	3,960,000	4,395,046
Pennsylvania Public School Building Authority Series DCL-016 (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.31	6-1-2023	15,710,000	15,710,000
Pennsylvania Turnpike Commission Motor License Series B-1 (Transportation Revenue)	5.00	12-1-2040	12,410,000	13,896,718
Philadelphia PA Airport Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2032	5,000,000	5,130,350
Philadelphia PA Airport Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2037	10,000,000	10,237,700
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	2,000,000	2,369,680
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	319,702
Philadelphia PA Multi-Modal Series B (GO Revenue, Barclays Bank plc LOC) ø	0.88	8-1-2031	15,000,000	15,000,000
Philadelphia PA School District Series A (GO Revenue)	5.00	9-1-2024	2,075,000	2,396,625
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2021	5,000,000	5,598,000
Philadelphia PA Series A (Water & Sewer Revenue)	5.00	7-1-2033	8,000,000	9,577,120
Scranton PA Notes (GO Revenue)	5.00	11-15-2032	2,750,000	2,977,535
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2022	2,635,000	2,953,361
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A (Miscellaneous Revenue)	5.00	6-1-2024	2,250,000	2,563,875
West Mifflin PA Area School District (GO Revenue, AGM Insured) %%	5.00	4-1-2025	1,180,000	1,405,687
West Mifflin PA Area School District (GO Revenue, AGM Insured) %%	5.00	4-1-2026	1,200,000	1,437,972
West Mifflin PA Area School District (GO Revenue, AGM Insured) %%	5.00	4-1-2027	1,000,000	1,202,420
Wilkes-Barre PA Finance Authority (Education Revenue)	5.00	3-1-2022	955,000	971,923
Wilkes-Barre PA Finance Authority (Education Revenue)	5.00	3-1-2022	645,000	655,262
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2036	3,390,000	3,451,393

				243,566,304

Puerto Rico : 0.15%

Puerto Rico Electric Power Authority Refunding Bond Series MM (Utilities Revenue, National Insured)	5.00	7-1-2017	150,000	153,543
Puerto Rico Highway & Transportation Authority Series AA (Transportation Revenue, National Insured)	5.50	7-1-2020	3,015,000	3,302,601
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)(t)	5.50	8-1-2031	3,300,000	320,067
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Tax Revenue, Government Development Bank for Puerto Rico SPA) (s)(t)	6.00	8-1-2024	7,000,000	678,930

				4,455,141

Rhode Island : 0.19%

Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	3,335,000	3,341,937
Rhode Island Commerce Corporation Series D (Airport Revenue)	5.00	7-1-2033	1,415,000	1,676,365

18

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Rhode Island (continued)

Rhode Island Commerce Corporation Series D (Airport Revenue)	5.00%	7-1-2036	$500,000	$586,300

				5,604,602

South Carolina : 0.96%

Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (Industrial Development Revenue)	6.75	5-1-2017	400,000	413,564
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	164,621	156,390
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	181,929	152,820
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2021	2,870,000	2,890,922
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2022	905,000	911,597
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2023	6,950,000	7,000,666
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, AGC Insured)	6.00	12-1-2031	2,890,000	3,059,412
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	1-1-2019	210,000	237,130
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10-1-2029	1,655,000	1,770,056
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	1,500,000	1,693,410
South Carolina Public Service Authority Series C (Utilities Revenue) %%	4.00	12-1-2032	3,320,000	3,728,493
South Carolina Public Service Authority Series C (Utilities Revenue) %%	5.00	12-1-2028	1,230,000	1,549,124
South Carolina Public Service Authority Series C (Utilities Revenue) %%	5.00	12-1-2034	1,825,000	2,238,472
South Carolina Public Service Authority Series C (Utilities Revenue) %%	5.00	12-1-2035	2,000,000	2,443,080

				28,245,136

South Dakota : 0.26%

Rapid City SD Series A (Airport Revenue)	6.75	12-1-2031	1,020,000	1,159,944
Rapid City SD Series A (Airport Revenue)	7.00	12-1-2035	750,000	840,255
South Dakota HEFA Sanford Health Project (Health Revenue)	5.50	11-1-2040	5,000,000	5,570,400

				7,570,599

Tennessee : 0.90%

Memphis-Shelby County TN Industrial Development Board Boys & Girls Club Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.90	1-1-2028	4,530,000	4,530,000
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.82	6-1-2042	22,000,000	22,000,000

				26,530,000

Texas : 6.32%

Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2039	8,000,000	9,208,080
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	3,500,000	4,017,615
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Education Revenue)	7.75	8-15-2041	2,000,000	1,929,420
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2025	2,000,000	2,301,880
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2033	3,740,000	4,257,092

19

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)

Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.75%	8-15-2038	$2,000,000	$2,230,720
Dallas TX Independent School District School Building (GO Revenue, Permanent School Fund Insured)	6.38	2-15-2034	10,000,000	10,748,900
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ±	0.00	10-1-2029	1,015,000	962,819
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ±	5.05	10-1-2030	2,000,000	1,895,920
Gulf Coast TX IDA (Industrial Development Revenue, BNP Paribas LOC) ø	0.96	11-1-2019	4,850,000	4,850,000
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA LIQ)	5.70	12-1-2033	965,000	971,504
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	6.25	8-15-2021	3,135,000	3,593,055
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	7.50	8-15-2041	6,500,000	7,679,100
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	170,000	173,415
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	6,565,000	6,881,959
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue)	6.75	10-1-2032	1,855,000	1,949,976
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2033	2,475,000	2,890,033
North Texas Tollway Authority Second Tier Revenue Series A (Transportation Revenue)	5.00	1-1-2035	4,000,000	4,715,240
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2033	3,600,000	4,273,164
Port Houston TX Authority Series D-1 (GO Revenue)	5.00	10-1-2035	10,000,000	11,475,500
San Leanna TX Educational Facilities Prerefunded Saint Edwards University Project (Education Revenue)	5.13	6-1-2022	820,000	843,280
San Leanna TX Educational Facilities Prerefunded Saint Edwards University Project (Education Revenue)	5.13	6-1-2023	480,000	493,627
San Leanna TX Educational Facilities Prerefunded Saint Edwards University Project (Education Revenue)	5.13	6-1-2024	360,000	370,220
San Leanna TX Educational Facilities Unrefunded Saint Edwards University Project (Education Revenue)	5.13	6-1-2022	915,000	935,423
San Leanna TX Educational Facilities Unrefunded Saint Edwards University Project (Education Revenue)	5.13	6-1-2023	520,000	531,352
San Leanna TX Educational Facilities Unrefunded Saint Edwards University Project (Education Revenue)	5.13	6-1-2024	390,000	398,307
Tarrant County TX Cultural Education Facilities Buckingham Senior Living Community Incorporated (Health Revenue)	3.88	11-15-2020	2,000,000	2,016,960
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	5-15-2017	1,400,000	1,421,098
Tarrant County TX Cultural Education Facilities Finance Corporation Series B (Health Revenue)	5.00	11-15-2030	4,000,000	4,565,720
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	2-15-2023	9,900,000	10,052,064
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.31	9-15-2017	4,355,000	4,344,592
Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Utilities Revenue) ±	2.02	12-15-2026	24,780,000	23,112,058
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	6.75	6-30-2043	4,000,000	4,960,520
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	15,714,125
Texas Transportation Commission Highway Improvement (Miscellaneous Revenue)	5.00	4-1-2028	7,280,000	8,945,373
Texas Transportation Commission State Highway Fund 1st Tier Series B (Transportation Revenue, Banco Bilbao Vizcaya SPA) ø	1.00	4-1-2026	20,650,000	20,650,000

				186,360,111

20

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Utah : 0.51%

Spanish Fork UT Charter School American Leadership Academy (Education Revenue) 144A	5.55%	11-15-2021	$1,030,000	$1,035,995
Utah County UT Charter School Ronald Wilson Reagan Series A (Education Revenue)	5.75	2-15-2022	570,000	601,367
Utah State Charter School Finance Authority Early Light Academy Project (Education Revenue)	8.50	7-15-2046	6,480,000	7,190,467
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2030	1,940,000	2,103,891
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2041	3,910,000	4,240,317

				15,172,037

Vermont : 1.39%

Vermont Student Assistance Corporation Series B Class A-2 (Education Revenue) ±	3.84	12-3-2035	16,800,000	17,576,476
Vermont Student Assistance Corporation Series B Class B (Education Revenue) ±	1.52	6-2-2042	23,782,086	23,494,798

				41,071,274

Virgin Islands : 1.08%

Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	5.00	10-1-2025	7,500,000	7,469,400
Virgin Islands PFA Series A (Tax Revenue)	5.00	10-1-2029	7,480,000	7,398,318
Virgin Islands PFA Series A (Tax Revenue)	5.00	10-1-2032	8,315,000	8,215,802
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2018	8,860,000	8,898,452

				31,981,972

Virginia : 0.22%

Marquis VA CDA CAB Series C (Tax Revenue) (i)¤	0.00	9-1-2041	1,824,000	256,801
Marquis VA CDA Convertible CAB (Tax Revenue) 144A±	0.00	9-1-2045	397,000	262,508
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,310,000	1,056,384
Riverside VA Regional Jail Authority (Miscellaneous Revenue)	5.00	7-1-2025	3,435,000	4,147,934
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	609,000	610,309

				6,333,936

Washington : 0.26%

Spokane WA Housing Finance Commission Riverview Retirement Community Project (Health Revenue)	5.00	1-1-2023	1,545,000	1,722,706
Washington Health Care Facilities Authority Central Washington (Health Revenue)	7.00	7-1-2039	5,000,000	5,827,350

				7,550,056

West Virginia : 0.43%

West Virginia EDA Solid Waste Disposal Appalachian Power Company (Utilities Revenue, Mizuho Corporate Bank LOC) ø	1.12	2-1-2036	10,000,000	10,000,000
West Virginia Hospital Finance Authority Improvement Series D (Health Revenue, AGM Insured)	5.50	6-1-2033	2,305,000	2,532,342

				12,532,342

Wisconsin : 0.56%

Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.00	8-1-2033	2,120,000	2,392,908
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	4,650,000	5,314,904

21

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name		Interest rate	Maturity date	Principal	Value

Wisconsin (continued)

Wisconsin HEFA Aurora Health Care Incorporated Series A (Health Revenue)		5.25%	4-15-2024	$1,025,000	$1,155,626
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)		0.82	6-1-2019	2,700,000	2,625,750
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		6.00	8-1-2023	470,000	514,528
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		6.75	8-1-2033	1,430,000	1,615,185
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		7.00	8-1-2043	1,575,000	1,803,375
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		7.20	8-1-2048	940,000	1,083,143

					16,505,419

Wyoming : 0.79%

Sweetwater County WY PCR Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø		0.96	1-1-2017	21,000,000	21,000,000
West Park Hospital District Wyoming Series B (Health Revenue)		6.50	6-1-2027	500,000	588,735
Wyoming CDA (Education Revenue)		6.50	7-1-2043	1,600,000	1,818,896

					23,407,631

Total Municipal Obligations (Cost $2,732,373,812)					2,922,865,917

		Yield		Shares

Short-Term Investments : 0.17%

Investment Companies : 0.06%

Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##		0.69		1,840,597	1,840,597

				Principal

U.S. Treasury Securities : 0.11%

U.S. Treasury Bill (z)#		0.33	12-15-2016	$3,325,000	3,323,673

Total Short-Term Investments (Cost $5,163,305)					5,164,270

Total investments in securities (Cost $2,753,142,672)*	99.73%				2,943,077,790

Other assets and liabilities, net	0.27				7,939,399

Total net assets	100.00%				$2,951,017,189

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments.
(t)	The Fund has stopped accruing interest on the security.
%%	The security is issued on a when-issued basis.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

22

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $2,754,296,137 and unrealized gains (losses) consists of:

Gross unrealized gains	$200,924,151
Gross unrealized losses	(12,142,498)

Net unrealized gains	$188,781,653

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
plc	Public limited company
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

23

Wells Fargo Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

1

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$15,047,603	$0	$15,047,603
Municipal obligations	0	2,922,865,917	0	2,922,865,917
Short-term investments
Investment companies	1,840,597	0	0	1,840,597
U.S. Treasury securities	3,323,673	0	0	3,323,673

	5,164,270	2,937,913,520		2,943,077,790

Futures contracts	0	293,750	0	293,750

Total assets	$5,164,270	$2,938,207,270	$0	$2,943,371,540

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended September 30, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At September 30, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at September 30, 2016	Unrealized gains

12-20-2016	JPMorgan	200 Short	U.S. Treasury Bonds	$33,631,250	$140,215

2

Wells Fargo North Carolina Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 95.81%

California : 1.15%

University of California Limited Project Series G (Education Revenue)	5.00%	5-15-2037	$1,000,000	$1,183,400

Guam : 5.17%

Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,106,210
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	2,000,000	2,386,980
Guam Government Limited Obligation Series 2016A (Tax Revenue)	5.00	12-1-2028	500,000	609,395
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2023	1,000,000	1,200,830

				5,303,415

Indiana : 1.17%

Indiana Finance Authority Clean Water Act Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,000,000	1,205,250

New York : 1.70%

New York Dormitory Authority Personal Income Tax Series B (Tax Revenue)	5.00	3-15-2042	1,500,000	1,748,805

North Carolina : 78.61%

Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-2035	3,000,000	3,224,490
Carolina Beach NC Enterprise System (Water & Sewer Revenue)	5.00	6-1-2029	250,000	312,435
Carolina Beach NC Enterprise System (Water & Sewer Revenue)	5.00	6-1-2031	245,000	303,009
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-2034	2,500,000	2,848,300
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-2020	1,480,000	1,682,242
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-2024	810,000	923,165
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	12-1-2026	1,160,000	1,369,368
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2030	1,000,000	1,210,020
Charlotte NC Certificate of Participation Series E (Miscellaneous Revenue)	5.00	6-1-2023	3,650,000	4,038,871
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-2025	1,645,000	1,888,180
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-2027	1,885,000	2,033,896
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2025	1,000,000	1,191,920
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2026	1,000,000	1,189,740
Jacksonville NC Enterprise System (Water & Sewer Revenue)	5.25	5-1-2028	500,000	660,825
Johnston County NC Memorial Hospital Authority (Health Revenue, AGM/FHA Insured)	5.25	10-1-2036	1,960,000	2,088,360
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	3-1-2022	1,035,000	1,135,892
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2026	1,000,000	1,182,230
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2028	3,000,000	3,444,900
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-2031	1,800,000	1,998,738
North Carolina Capital Improvement Limited Series A (Miscellaneous Revenue)	5.00	5-1-2026	3,000,000	3,194,070
North Carolina Department of Transportation (Transportation Revenue)	5.00	6-30-2028	1,275,000	1,470,432
North Carolina Facilities Finance Agency (Housing Revenue, AGC Insured)	5.00	6-1-2027	1,000,000	1,192,610
North Carolina HFA Series 25-A (Housing Revenue)	4.65	7-1-2021	1,735,000	1,738,817
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-2028	2,290,000	2,361,127
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-2029	2,000,000	2,263,640
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project (Health Revenue)	5.00	11-1-2031	1,500,000	1,835,445
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project (Health Revenue)	5.00	11-1-2037	1,500,000	1,802,805
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10-1-2036	1,500,000	1,500,210
North Carolina Medical Care Commission Presbyterian Homes Project Series C (Health Revenue)	4.00	10-1-2031	1,500,000	1,649,985

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo North Carolina Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

North Carolina (continued)

North Carolina Medical Care Commission Southeastern Regional Medical Center Project (Health Revenue)	5.00%	6-1-2026	$385,000	$442,080
North Carolina Medical Care Commission Southeastern Regional Medical Center Project (Health Revenue)	5.00	6-1-2032	500,000	558,945
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	7-1-2033	1,000,000	1,033,910
North Carolina Medical Care Commission Wake Forest Baptist Medical Center Project (Health Revenue)	5.00	12-1-2022	1,950,000	2,357,921
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Prerefunded Series A (Utilities Revenue)	5.00	1-1-2030	1,105,000	1,203,721
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2021	2,720,000	3,074,797
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Unrefunded Series A (Utilities Revenue)	5.00	1-1-2030	445,000	482,465
North Carolina Port Authority Series B (Airport Revenue)	5.00	2-1-2025	3,540,000	3,904,585
North Carolina Raleigh-Durham Airport Authority Series B-1 (Airport Revenue)	5.00	11-1-2028	1,500,000	1,699,095
Onslow County NC Water and Sewer Authority (Water & Sewer Revenue)	5.00	12-1-2027	495,000	639,763
Onslow County NC Water and Sewer Authority (Water & Sewer Revenue)	5.00	12-1-2028	505,000	645,728
Orange County NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)	5.00	10-1-2026	1,000,000	1,183,840
Pitt County NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	4-1-2027	875,000	1,098,186
Raleigh NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	2-1-2028	600,000	758,322
Raleigh NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	2-1-2029	900,000	1,129,599
Raleigh NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	10-1-2033	1,000,000	1,210,960
University of North Carolina at Greensboro (Education Revenue)	5.00	4-1-2033	2,000,000	2,374,720
University of North Carolina at Greensboro (Education Revenue)	5.00	4-1-2039	1,620,000	1,895,497
Wilmington NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2029	2,580,000	2,756,549
Wilmington NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	6-1-2030	400,000	501,420

				80,687,825

Tennessee : 3.45%

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,020,000	1,275,224
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2021	2,000,000	2,271,140

				3,546,364

Virgin Islands : 2.26%

Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	2,240,000	2,317,348

Washington : 1.20%

Tumwater Office Properties Washington Office Buildings (Miscellaneous Revenue)	5.00	7-1-2026	1,000,000	1,226,520

Wisconsin : 1.10%

Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,000,000	1,129,500

Total Municipal Obligations (Cost $90,896,028)				98,348,427

	Yield		Shares

Short-Term Investments : 2.16%

Investment Companies : 2.16%

Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)	0.69		2,220,815	2,220,815

Total Short-Term Investments (Cost $2,220,815)				2,220,815

2

Wells Fargo North Carolina Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

		Value

Total investments in securities (Cost $93,116,843)*	97.97%	$100,569,242

Other assets and liabilities, net	2.03	2,079,692

Total net assets	100.00%	$102,648,934

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $93,116,842 and unrealized gains (losses) consists of:

Gross unrealized gains	$7,486,048
Gross unrealized losses	(33,648)

Net unrealized gains	$7,452,400

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
FHA	Federal Housing Administration
HFA	Housing Finance Authority
PFA	Public Finance Authority

3

Wells Fargo North Carolina Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in :
Municipal obligations	$0	$98,348,427	$0	$98,348,427
Short-term investments
Investment companies	2,220,815	0	0	2,220,815

Total assets	$2,220,815	$98,348,427	$0	$100,569,242

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 100.19%

Florida : 0.48%

Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (Industrial Development Revenue, ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,002,290

Guam : 1.70%

Guam Government Business Privilege Series D (Tax Revenue)	5.00	11-15-2022	1,000,000	1,173,850
Guam Government Limited Obligation Series A (Tax Revenue)	5.00	12-1-2028	1,000,000	1,218,790
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	1,000,000	1,181,800

				3,574,440

Pennsylvania : 95.56%

Allegheny County PA Higher Education Building Authority Refunding Bond Duquesne University of The Holy Spirit Series A (Education Revenue)	5.00	3-1-2029	1,135,000	1,375,291
Allegheny County PA Hospital Development Authority Health Center Series B (Health Revenue, National Insured)	6.00	7-1-2027	1,800,000	2,477,736
Allegheny County PA Port Authority Refunding Bond (Tax Revenue)	5.75	3-1-2029	3,000,000	3,551,970
Allegheny County PA Series C-65 (GO Revenue)	5.50	5-1-2024	4,675,000	5,610,281
Blair County PA (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2026	955,000	1,178,212
Bucks County PA IDA Lane Charter School Project Series A (Education Revenue) 144A	4.88	3-15-2027	1,700,000	1,711,798
Bucks County PA Refunding Bond (GO Revenue)	5.00	5-1-2024	310,000	390,141
Bucks County PA Refunding Bond (GO Revenue)	5.00	5-1-2025	425,000	543,635
Bucks County PA Refunding Bond (GO Revenue)	5.00	5-1-2026	500,000	650,705
Bucks County PA Refunding Bond (GO Revenue)	5.00	5-1-2027	525,000	675,518
Capital Region Water Pennsylvania Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	7-15-2024	750,000	920,168
Capital Region Water Pennsylvania Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	7-15-2029	525,000	643,629
Centre County PA Hospital Authority Mount Nittany Medical Center Series A (Health Revenue)	5.00	11-15-2029	800,000	978,064
Centre County PA Hospital Authority Mount Nittany Medical Center Series A (Health Revenue)	5.00	11-15-2030	675,000	822,980
Cheltenham Township PA School District Series A (GO Revenue)	5.00	2-15-2032	1,055,000	1,271,729
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	250,000	255,938
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,370,000	2,469,824
Chester County PA IDA Collegium Charter School Project Series A (Education Revenue)	5.00	10-15-2022	1,695,000	1,802,921
Chester County PA IDA Renaissance Academy Charter School Project (Education Revenue)	3.75	10-1-2024	905,000	957,599
Chester County PA IDA University Student Housing LLC Project Series A (Housing Revenue)	5.00	8-1-2030	555,000	618,042
Commonwealth Financing Authority Pennsylvania Series B (Water & Sewer Revenue)	5.00	6-1-2026	1,000,000	1,180,640
Commonwealth Financing Authority Pennsylvania Series B-1 (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2025	1,500,000	1,843,455
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2028	2,090,000	2,482,523
Cumberland County PA Municipal Authority Dickinson College Project Series HH-1 (Education Revenue)	5.00	11-1-2039	1,200,000	1,310,592
Cumberland County PA Municipal Authority Refunding Bond Dickson College Project (Education Revenue)	5.00	5-1-2028	1,170,000	1,461,295
Dauphin County PA Authority Pinnacle Health System Project Series A (Health Revenue)	5.00	6-1-2035	1,000,000	1,199,260
Delaware County PA Authority Neumann University Refunding Bond (Miscellaneous Revenue)	5.00	10-1-2031	1,500,000	1,713,525
Delaware County PA IDA Chester Community Charter School Series A (Education Revenue)	5.00	8-15-2020	1,795,000	1,822,679
Delaware County PA Vocational & Technical School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	1,000,000	1,182,530

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)

Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50%	8-1-2028	$4,390,000	$5,582,895
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	2,000,000	2,067,860
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project (Health Revenue)	5.00	12-1-2028	450,000	541,521
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project (Health Revenue)	5.00	12-1-2029	375,000	448,808
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	180,000	217,453
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	200,000	240,562
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2028	150,000	179,220
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2029	200,000	237,886
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue) ##	6.00	11-1-2031	2,500,000	2,946,500
Lehigh County PA General Purpose Authority Water & Sewer CAB Allentown Project (Water & Sewer Revenue) ¤	0.00	12-1-2030	2,000,000	1,308,060
Lycoming County PA Authority Pennsylvania College of Technology (Education Revenue)	5.50	7-1-2026	3,000,000	3,532,620
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50	12-15-2027	2,405,000	2,853,749
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2027	840,000	947,596
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2032	880,000	975,286
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project (Health Revenue)	5.00	6-1-2031	2,000,000	2,287,720
Montgomery County PA Higher Education & Health Authority Refunding Bond Arcadia University (Education Revenue)	5.00	4-1-2030	1,500,000	1,717,320
Montgomery County PA IDA ACTS Retirement-Life Communities Incorporated Obligated Group (Health Revenue)	5.00	11-15-2036	4,200,000	4,940,712
Montgomery County PA IDA Adult Communities Total Services Retirement Community Series B (Health Revenue)	5.00	11-15-2022	2,000,000	2,010,780
Montgomery County PA IDA Jefferson Health System Series A (Health Revenue)	5.00	10-1-2027	1,000,000	1,148,840
Montgomery County PA IDA New Regional Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-2020	980,000	1,127,353
Montgomery County, PA Norristown Area School District (GO Revenue)	5.00	9-1-2029	1,250,000	1,539,888
Northampton County PA St. Luke’s Hospital of Bethlehem Series A (Health Revenue)	5.00	8-15-2033	1,500,000	1,709,055
Palmer Township PA Refunding Bond (GO Revenue)	4.00	5-15-2019	320,000	344,138
Palmer Township PA Refunding Bond (GO Revenue)	4.00	5-15-2020	635,000	698,125
Palmer Township PA Refunding Bond (GO Revenue)	4.00	5-15-2021	250,000	280,325
Palmer Township PA Refunding Bond (GO Revenue)	4.00	5-15-2025	225,000	261,124
Pennsylvania 1st Series (GO Revenue, AGM Insured)	5.00	9-15-2025	3,000,000	3,773,310
Pennsylvania EDFA UPMC Obligated Group (Health Revenue)	5.00	3-15-2031	2,270,000	2,785,494
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2022	1,200,000	1,041,720
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2023	3,790,000	3,192,999
Pennsylvania HEFAR La Salle University Series A (Education Revenue)	5.25	5-1-2027	5,250,000	5,425,455
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-2020	1,460,000	1,580,830
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10-1-2031	3,000,000	3,410,730
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-2032	1,000,000	1,161,810
Pennsylvania Housing Finance Agency SFMR Series 108-B (Housing Revenue)	4.50	10-1-2024	1,825,000	1,828,851
Pennsylvania Housing Finance Agency SFMR Series 112 (Housing Revenue)	5.00	4-1-2028	1,475,000	1,567,645
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,241,209

2

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)

Pennsylvania Turnpike Commission (Transportation Revenue)	5.00%	6-1-2039	$3,000,000	$3,494,760
Pennsylvania Turnpike Commission Motor License Series B-1 (Transportation Revenue)	5.00	12-1-2040	1,500,000	1,679,700
Pennsylvania Turnpike Commission Oil Franchise Series A (Tax Revenue)	5.00	12-1-2032	1,500,000	1,859,190
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-2021	2,000,000	2,360,380
Pennsylvania Turnpike Commission Series A-1 (Transportation Revenue)	5.00	12-1-2046	2,000,000	2,333,500
Pennsylvania Turnpike Commission Series C (Transportation Revenue, AGC Insured)	6.25	6-1-2038	3,500,000	3,811,955
Pennsylvania Turnpike Commission Sub-Series A (Transportation Revenue) %%	5.00	12-1-2036	2,000,000	2,340,940
Philadelphia PA Airport Refunding Bond AMT Series A (Airport Revenue)	5.00	6-15-2030	1,500,000	1,774,440
Philadelphia PA Hospital & HEFAR Refunding Bond Temple University Health System Series B (Health Revenue)	6.25	7-1-2023	1,000,000	1,030,340
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,184,840
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	750,000	811,748
Philadelphia PA IDA Charter School Project Series A (Education Revenue)	5.30	9-15-2027	5,150,000	5,251,301
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.13	11-15-2020	1,220,000	1,289,479
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.75	11-15-2030	1,000,000	1,076,920
Philadelphia PA IDA Master Charter School AID (Education Revenue)	5.00	8-1-2020	580,000	619,167
Philadelphia PA IDA National Board of Medical Examiners Project (Health Revenue)	5.00	5-1-2030	1,705,000	2,100,628
Philadelphia PA IDA National Board of Medical Examiners Project (Health Revenue)	5.00	5-1-2031	1,610,000	1,972,717
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A (Miscellaneous Revenue)	5.00	12-1-2028	2,500,000	3,003,725
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	1,000,000	1,140,940
Philadelphia PA IDA Temple University 1st Series 2015 (Education Revenue)	5.00	4-1-2033	2,500,000	2,973,975
Philadelphia PA IDA Temple University 1st Series 2016 (Education Revenue)	5.00	4-1-2029	1,000,000	1,213,260
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	7.50	5-1-2031	1,285,000	1,398,684
Philadelphia PA Multi-Modal Series B (GO Revenue, Barclays Bank plc LOC) ø	0.88	8-1-2031	1,500,000	1,500,000
Philadelphia PA Refunding Bond Series A (GO Revenue)	5.25	7-15-2033	1,500,000	1,788,780
Philadelphia PA School District Refunding Bond Series A (GO Revenue, AGM/FGIC Insured)	5.00	6-1-2024	1,425,000	1,677,311
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	3,000,000	3,172,470
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2021	1,395,000	1,556,597
Pittsburg, PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2029	1,445,000	1,730,980
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-2031	3,000,000	3,376,890
Pittsburgh PA (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2030	500,000	609,350
Reading PA School District Notes Series A (GO Revenue, AGM Insured)	5.00	2-1-2033	1,500,000	1,736,535
Reading PA School District Refunding Bond (GO Revenue)	3.13	4-1-2024	1,000,000	1,005,240
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	6-1-2028	4,000,000	4,602,520
State Public School Building Authority Pennsylvania Chester Upland School Project Series C (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2026	875,000	1,014,029
State Public School Building Authority Pennsylvania Northampton County Area Community College Project (Education Revenue)	5.50	3-1-2031	5,000,000	5,808,693
State Public School Building Authority Pennsylvania Northampton County Area Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,610,000	1,853,931

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)

State Public School Building Authority Pennsylvania Philadelphia Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured)		5.00%	6-15-2027	$1,500,000	$1,810,515
University Area Joint Authority Pennsylvania Refunding Bond (Water & Sewer Revenue) ±		1.04	11-1-2028	1,500,000	1,498,125
West Mifflin PA Area School District (GO Revenue, AGM Insured) %%		5.00	4-1-2028	1,000,000	1,192,290
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)		5.00	11-1-2020	1,005,000	1,146,032
Wilkes-Barre PA FInance Authority Wilkes University Project (Education Revenue)		5.00	3-1-2027	1,050,000	1,065,120
York County PA Series B (GO Revenue)		5.00	6-1-2033	4,000,000	4,846,480
York PA City School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)		4.00	6-1-2019	895,000	954,455
York PA City School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)		4.00	6-1-2020	970,000	1,057,339
York PA City School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)		4.00	6-1-2021	1,000,000	1,110,800

					201,095,200

Virgin Islands : 2.45%

Virgin Islands PFA Grant Anticipation Federal Highway Grant (Miscellaneous Revenue) 144A		4.00	9-1-2017	600,000	610,464
Virgin Islands PFA Grant Anticipation Federal Highway Grant (Miscellaneous Revenue) 144A		5.00	9-1-2018	750,000	790,260
Virgin Islands PFA Grant Anticipation Federal Highway Grant (Miscellaneous Revenue) 144A		5.00	9-1-2019	500,000	539,760
Virgin Islands PFA Matching Fund Loan Note Senior Lien (Miscellaneous Revenue, AGM Insured)		5.00	10-1-2029	2,000,000	2,221,560
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue)		5.00	10-1-2025	1,000,000	993,920

					5,155,964

Total Municipal Obligations (Cost $198,016,217)					210,827,894

		Yield		Shares

Short-Term Investments : 0.32%

Investment Companies : 0.32%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##		0.69		672,005	672,005

Total Short-Term Investments (Cost $672,005)					672,005

Total investments in securities (Cost $198,688,222)*	100.51%				211,499,899
Other assets and liabilities, net	(0.51)				(1,072,524)

Total net assets	100.00%				$210,427,375

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $198,742,649 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,985,777
Gross unrealized losses	(228,527)

Net unrealized gains	$12,757,250

4

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
GO	General obligation
HEFAR	Higher education facilities authority revenue
IDA	Industrial Development Authority
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
plc	Public limited company
SFMR	Single-family mortgage revenue

5

Wells Fargo Pennsylvania Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$210,827,894	$0	$210,827,894
Short-term investments
Investment companies	672,005	0	0	672,005

Total assets	$672,005	$210,827,894	$0	$211,499,899

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 97.73%

Alabama : 1.05%

Alabama 21st Century Authority Series A (Tobacco Revenue)	5.00%	6-1-2017	$3,000,000	$3,078,060
Board of Education of Shelby County Alabama Public School Warrants Series 2016 (Tax Revenue)	4.00	2-1-2020	410,000	446,629
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.88	11-15-2038	14,615,000	14,612,369
Jefferson County AL Warrants Series C (GO Revenue)	4.90	4-1-2021	26,520,000	28,098,205
Jefferson County AL Warrants Series D (Water & Sewer Revenue)	5.00	10-1-2018	1,890,000	2,008,824
Mobile County AL Industrial Development Board PCR Alabama Power Company Barry Plant (Industrial Development Revenue) ±	1.63	7-15-2034	12,500,000	12,597,375

				60,841,462

Alaska : 0.07%

Alaska IDA Snettisham Hydroelectric Project (Utilities Revenue)	5.00	1-1-2021	1,400,000	1,572,802
Alaska International Airport Refunding Bond Series D (Airport Revenue, National Insured)	5.00	10-1-2018	2,235,000	2,235,268

				3,808,070

Arizona : 1.71%

Arizona Board of Regents Certificate of Participation Series A (Education Revenue)	5.00	6-1-2021	3,000,000	3,503,970
Cochise County AZ Community College District of Cochise County Series 2016A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2020	405,000	458,748
Cochise County AZ Community College District of Cochise County Series 2016A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2021	425,000	492,771
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75	10-1-2032	1,105,000	1,105,122
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	3.00	7-1-2017	3,500,000	3,555,265
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2017	32,500,000	33,499,375
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2018	6,100,000	6,526,146
Maricopa County AZ PCR Series A (Utilities Revenue) ±	2.40	6-1-2043	9,300,000	9,507,204
Maricopa County AZ PCR Series B (Utilities Revenue) ±	5.20	6-1-2043	2,500,000	2,770,375
Maricopa County AZ Unified School District #89 Refunding Bond Series 2016 (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	7-1-2019	2,265,000	2,318,862
Navajo Nation Arizona Refunding Bond Series A (Miscellaneous Revenue) 144A	2.90	12-1-2020	14,205,000	14,391,796
Navajo Tribal Arizona Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	13,490,000	13,879,591
Scottsdale AZ IDA Scottsdale Healthcare Series D (Health Revenue)	5.00	9-1-2017	2,000,000	2,063,540
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2017	1,365,000	1,381,981
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2018	1,245,000	1,271,979
Yavapai County AZ IDA Waste Management Incorporated Project Series A2 (Resource Recovery Revenue) ±	1.60	3-1-2028	2,500,000	2,510,625

				99,237,350

California : 6.91%

Alameda County CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2016	8,845,000	8,844,823
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	11,900,000	11,972,947
California (GO Revenue) ±	4.00	12-1-2027	55,200,000	56,358,648
California Golden State Tobacco Securitization Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	1.39	6-1-2047	31,160,000	31,160,000
California HFA Home Mortgage Series G (Housing Revenue)	4.95	8-1-2023	9,000,000	9,092,880

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

California HFFA Catholic Healthcare West Series B (Health Revenue, Bank of Montreal LOC) ø	0.83%	3-1-2047	$16,650,000	$16,650,000
California Infrastructure & Economic Development Bank Museum Art Project Series A (Miscellaneous Revenue) ±	2.12	12-1-2037	12,000,000	12,208,080
California Infrastructure & Economic Development Bank Series A (Education Revenue) ±	1.84	8-1-2037	25,460,000	25,628,800
California Kindergarten Series A-10 (GO Revenue, Citibank NA LOC) ø	0.84	5-1-2034	3,600,000	3,600,000
California PCFA Solid Waste Disposal Waste Management Project Series A (Resource Recovery Revenue) ±	1.65	7-1-2031	6,000,000	6,003,420
California Refunding Bond Series B (GO Revenue) ±	1.59	5-1-2017	7,000,000	7,001,400
California Refunding Bond Series B (GO Revenue) ±	1.74	5-1-2018	6,000,000	6,027,900
California Series B-1 (Miscellaneous Revenue, Mizuho Bank Limited LOC) ø	0.78	5-1-2040	26,150,000	26,150,000
California Series C-3 (GO Revenue, U.S. Bank NA LOC) ø	0.84	5-1-2033	23,925,000	23,925,000
California Series D (GO Revenue) ±	1.07	12-1-2028	27,000,000	26,964,900
California Series E (GO Revenue) ±	1.20	12-1-2029	18,000,000	17,955,540
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.94	7-1-2041	15,050,000	15,050,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.95	7-1-2040	5,625,000	5,625,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.87	7-1-2040	4,300,000	4,300,000
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2017	1,765,000	1,831,205
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2018	1,985,000	2,137,785
Chula Vista CA Industrial Development Revenue San Diego Gas & Electric Company Series A (Utilities Revenue)	1.65	7-1-2018	5,570,000	5,574,233
Commerce CA RDA CAB Project #1 (Tax Revenue) ¤	0.00	8-1-2021	4,045,000	3,265,771
Compton CA Unified School District CAB Election of 2002 Series D (GO Revenue, Ambac Insured) ¤	0.00	6-1-2017	3,070,000	3,045,686
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2018	5,840,000	6,232,740
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	24,435,000	25,096,455
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2018	1,000,000	1,074,930
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2019	1,000,000	1,113,840
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO Revenue, National Insured) ¤	0.00	8-1-2019	2,215,000	2,123,476
Palomar CA Pomerado Health Care District Certificate of Participation Series C (Health Revenue, AGM Insured) ±(m)	1.84	11-1-2036	13,125,000	13,125,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.00	12-1-2016	1,730,000	1,739,429
San Ysidro CA School District (GO Revenue, AGM Insured) ¤	0.00	8-1-2047	3,610,000	483,379
South San Francisco CA Unified School District BAN Series D (GO Revenue) ¤	0.00	5-15-2017	20,000,000	19,887,000

				401,250,267

Colorado : 0.62%

Aurora CO E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2018	2,000,000	1,937,280
Aurora CO E-470 Public Highway Authority Senior Series CD-2 (Transportation Revenue, National Insured) ±	2.59	9-1-2039	15,325,000	15,350,746
Colorado HCFR Catholic Health Initiatives Series C2 (Health Revenue) ±	1.61	10-1-2039	8,500,000	8,416,445
Colorado HCFR Catholic Health Initiatives Series C4 (Health Revenue) ±	1.61	10-1-2039	3,495,000	3,460,015
Colorado Housing & Finance Authority Traditions Englewood Project (Housing Revenue)	0.90	12-1-2017	7,000,000	7,000,070

				36,164,556

Connecticut : 3.46%

Connecticut Economic Recovery Notes Series A (Miscellaneous Revenue) ±	1.19	1-1-2018	9,810,000	9,786,652

2

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Connecticut (continued)

Connecticut HEFA Series 2010A-4 (Education Revenue) ±	1.20%	7-1-2049	$33,190,000	$33,347,321
Connecticut HEFA Yale University Series X-2 (Education Revenue) ±	0.90	7-1-2037	34,000,000	33,959,200
Connecticut HEFAR Hartford Healthcare Series G (Health Revenue) ±	1.31	7-1-2049	10,000,000	9,939,400
Connecticut HEFAR Yale University Issue Series A (Education Revenue) ±	1.38	7-1-2035	12,515,000	12,627,885
Connecticut HEFAR Yale University Issue Series A-1 (Education Revenue) ±	1.00	7-1-2042	600,000	600,000
Connecticut Securities Industry and Financial Market Association Index Refunding Bond (Miscellaneous Revenue) ±	1.94	5-15-2019	3,500,000	3,519,845
Connecticut Series A (Miscellaneous Revenue) ±	1.39	3-1-2019	3,200,000	3,200,000
Connecticut Series A (Miscellaneous Revenue) ±	1.49	3-1-2020	8,285,000	8,285,000
Connecticut Series A (Miscellaneous Revenue) ±	1.52	4-15-2017	4,700,000	4,700,658
Connecticut Series A (Miscellaneous Revenue) ±	1.55	5-15-2018	17,740,000	17,773,883
Connecticut Series A (Miscellaneous Revenue) ±	1.61	5-15-2017	17,000,000	17,029,750
Connecticut Series A (Miscellaneous Revenue) ±	1.94	4-15-2019	5,600,000	5,630,072
Connecticut Series A (Miscellaneous Revenue) ±	2.19	3-1-2019	21,500,000	21,500,430
Connecticut Series D (GO Revenue) ±	1.36	9-15-2017	2,100,000	2,101,386
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2017	1,500,000	1,549,020
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2018	1,000,000	1,066,670
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2018	650,000	692,114
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2019	700,000	768,404
Hartford CT Series B (GO Revenue, AGM Insured)	5.00	10-1-2018	1,000,000	1,081,930
Mohegan Tribe of Indians of Connecticut (Miscellaneous Revenue)	2.65	12-15-2017	8,230,000	8,309,255
New Haven CT Series A (GO Revenue, AGM Insured)	3.00	11-1-2019	3,405,000	3,587,644

				201,056,519

Delaware : 0.02%

Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	5.00	7-1-2017	1,225,000	1,251,080

District of Columbia : 0.22%

District of Columbia Income Tax Secured Refunding Bond Series E (Tax Revenue) ±	1.38	12-1-2017	13,000,000	12,943,970

Florida : 2.08%

Brevard County FL HCFR Refunding Bond Health First Incorporated Series A (Health Revenue)	5.00	4-1-2018	1,140,000	1,203,452
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,695,000	5,950,876
Escambia County FL Gulf Power Company Project (Resource Recovery Revenue) ±	1.40	4-1-2039	9,500,000	9,526,695
Florida Mid-Bay Bridge Authority Series C (Transportation Revenue)	5.00	10-1-2019	675,000	739,213
Florida Mid-Bay Bridge Authority Series C (Transportation Revenue)	5.00	10-1-2020	785,000	879,977
Jacksonville FL Sales Tax Refunding Bond Better Jacksonville (Tax Revenue)	5.00	10-1-2017	2,000,000	2,081,260
Lee County FL IDA Alliance Community Project (Health Revenue)	5.00	11-15-2016	1,000,000	1,004,520
Miami Beach FL Health Facilities Refunding Bond Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2016	1,995,000	1,999,050
Miami Beach FL Health Facilities Refunding Bond Mount Sinai Medical Center (Health Revenue)	4.00	11-15-2017	1,750,000	1,798,300
Miami FL Refunding Bond Homeland Defense (GO Revenue, National Insured)	5.00	1-1-2017	5,000,000	5,046,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144A±	0.98	10-13-2023	6,325,000	6,325,000
Miami-Dade County FL Miami International Airport Series C (Airport Revenue, AGM Insured)	5.25	10-1-2021	16,000,000	16,695,680
Miami-Dade County FL School Board Foundation Incorporated (Miscellaneous Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) 144Aø	0.96	5-1-2031	15,875,000	15,875,000
Miami-Dade County FL Seaport Series A (Airport Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.90	10-1-2050	10,000,000	10,000,000
Orange County FL Health Facilities Authority Lakeside Health Facility (Health Revenue, SunTrust Bank LOC) ø	0.90	7-1-2027	3,790,000	3,790,000
Palm Beach County FL HCFR ACTS Retirement Life Series 2016 (Health Revenue)	5.00	11-15-2021	3,265,000	3,823,119

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)

Palm Beach County FL HCFR ACTS Retirement Life Series B (Health Revenue)	5.00%	11-15-2020	$6,300,000	$6,333,579
Palm Beach County FL HCFR Jupiter Medical Center Project Series A (Health Revenue)	4.00	11-1-2018	1,235,000	1,290,970
Sarasota County FL Educational Facilities School Arts & Sciences Project (Education Revenue)	5.20	7-1-2017	170,000	171,977
Space Coast Infrastructure Agency I-95 Brevard County FL Project (Industrial Development Revenue)	4.00	6-15-2017	10,890,000	11,108,127
St. Johns County FL School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2020	2,010,000	2,287,842
St. Johns County FL School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2021	1,670,000	1,952,180
Volusia County FL School Board (Tax Revenue, National Insured)	5.00	10-1-2016	1,000,000	1,000,060
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	10,000,000	10,000,900

				120,883,777

Georgia : 2.69%

Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.85	11-1-2038	21,500,000	21,738,650
Bartow County GA Development Authority Georgia Power Company Bowen Project (Utilities Revenue) ±	2.70	8-1-2043	20,000,000	20,569,600
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.40	1-1-2040	17,825,000	18,353,155
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue) ±	2.35	7-1-2022	11,000,000	11,375,760
Gainesville & Hall County GA Development Authority Senior Living Facilities Lanier Village Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	1.00	11-15-2033	15,135,000	15,135,000
Gainesville & Hall County GA Hospital Authority Health System Project Series B (Health Revenue) ±	1.58	8-15-2035	23,000,000	23,115,920
Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00	10-1-2017	3,285,000	3,372,907
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2017	8,015,000	8,133,622
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	4,815,000	5,033,890
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2021	2,600,000	2,922,816
Milledgeville & Baldwin County GA Development Authority College & State University (Education Revenue, Ambac Insured) ±	0.93	10-1-2016	1,010,000	1,010,000
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue) ±	2.35	10-1-2048	16,000,000	16,546,560
Peach County GA Development Authority USG Real Estate Foundation LLC Project (Housing Revenue) %%	1.20	10-1-2018	3,250,000	3,250,000
Savannah GA MFHR Wessels Blackshear Home Project (Housing Revenue) ±	1.15	7-1-2019	5,550,000	5,528,910

				156,086,790

Guam : 0.09%

Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	450,000	501,345
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2018	675,000	730,863
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2018	3,560,000	3,802,009

				5,034,217

Illinois : 10.13%

Brookfield lL Brookfield Zoo Project (Miscellaneous Revenue, Northern Trust Company LOC) ø	0.85	6-1-2038	25,000,000	25,000,000
Chicago IL Park District Series A (GO Revenue)	4.50	1-1-2023	250,000	272,765
Chicago IL Board of Education Dedicated Series D (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2018	1,400,000	1,466,150
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00	1-1-2020	11,990,000	12,604,847
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2019	895,000	953,166

4

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00%	12-1-2020	$765,000	$774,869
Chicago IL Board of Education Series A2 (GO Revenue) ±	1.59	3-1-2035	24,000,000	23,360,640
Chicago IL Board of Education Series A3 (GO Revenue) ±	1.67	3-1-2036	48,000,000	44,830,080
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2019	5,335,000	5,122,880
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2019	1,105,000	1,142,581
Chicago IL City Colleges of Chicago Capital Improvement Project CAB (GO Revenue, National Insured) ¤	0.00	1-1-2019	8,555,000	7,973,346
Chicago IL Modern Schools Across Chicago Program Series A-K (GO Revenue, Ambac Insured)	5.00	12-1-2019	1,000,000	1,006,810
Chicago IL Motor Fuel Refunding Bond (Tax Revenue)	5.00	1-1-2017	1,820,000	1,829,792
Chicago IL Motor Fuel Refunding Bond (Tax Revenue)	5.00	1-1-2018	330,000	338,534
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2019	1,000,000	1,078,150
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2020	890,000	985,221
Chicago IL O’Hare International Airport Senior Lien Series A (Airport Revenue)	5.00	1-1-2017	2,630,000	2,656,721
Chicago IL Park District Harbor Facility Series C (GO Revenue)	5.00	1-1-2022	3,155,000	3,554,044
Chicago IL Park District Personal Property Replacement Tax (GO Revenue)	5.00	1-1-2019	500,000	537,225
Chicago IL Park District Refunding Bonds Series B (GO Revenue)	5.00	1-1-2019	3,555,000	3,819,670
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	4.00	1-1-2019	1,890,000	1,989,074
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2019	1,060,000	1,138,917
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2020	1,000,000	1,103,300
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2021	1,000,000	1,130,860
Chicago IL Prerefunded Balance Project Series A (GO Revenue, Ambac Insured)	4.00	1-1-2017	720,000	725,746
Chicago IL Project & Refunding Bond Series A (GO Revenue, National Insured)	5.00	1-1-2019	4,465,000	4,657,575
Chicago IL Project & Refunding Bond Series A (GO Revenue, Ambac Insured)	5.00	1-1-2020	1,985,000	2,000,304
Chicago IL Project & Refunding Bond Series C (GO Revenue, National Insured)	4.00	1-1-2017	345,000	346,032
Chicago IL Project & Refunding Bond Series C (GO Revenue, Ambac Insured)	5.00	1-1-2021	10,280,000	10,359,567
Chicago IL Recovery Zone Facility (Industrial Development Revenue)	6.13	12-1-2018	4,955,000	5,033,834
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.25	1-1-2018	1,770,000	1,821,401
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.25	1-1-2020	3,765,000	4,024,296
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.50	1-1-2019	2,600,000	2,745,106
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2019	1,335,000	1,338,404
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2020	10,200,000	10,235,394
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2021	1,100,000	1,108,745
Chicago IL Refunding Bond Series B (GO Revenue, Ambac Insured)	5.13	1-1-2022	8,010,000	8,364,683
Chicago IL Second Lien (Water & Sewer Revenue, AGM Insured)	4.25	11-1-2018	1,925,000	2,036,958
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	1-1-2017	1,200,000	1,210,308
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2020	730,000	821,097
Chicago IL Second Lien (Water & Sewer Revenue, National Insured)	5.50	1-1-2019	1,460,000	1,586,816
Chicago IL Series A (GO Revenue)	5.00	1-1-2018	550,000	562,854
Chicago IL Series A (GO Revenue)	5.00	1-1-2019	5,750,000	5,875,120
Chicago IL Series A (GO Revenue, National Insured)	5.53	1-1-2020	1,290,000	1,304,951
Chicago IL Series A (GO Revenue)	5.25	1-1-2021	640,000	662,355
Chicago IL Series A2 (GO Revenue, Ambac Insured)	5.50	1-1-2018	4,805,000	4,902,109
Chicago IL Series B (GO Revenue, AGM Insured)	5.00	1-1-2019	8,090,000	8,154,316
Chicago IL Series B (GO Revenue, AGM Insured)	5.00	1-1-2020	2,860,000	2,882,737
Chicago IL Series C (GO Revenue)	5.00	1-1-2021	3,000,000	3,188,430
Chicago IL Series C (GO Revenue)	5.00	1-1-2022	12,780,000	13,723,547
Chicago IL Series C (GO Revenue)	5.00	1-1-2023	4,750,000	5,135,700
Chicago IL Transit Authority Federal Transit Administration Section 5309 (Transportation Revenue, AGC Insured)	5.25	6-1-2019	1,480,000	1,570,709
Chicago IL Unrefunded Balance Project Series A (GO Revenue, Ambac Insured)	4.00	1-1-2017	455,000	456,256
Cook County IL Forest Preserve District Series A (GO Revenue)	5.00	11-15-2018	1,005,000	1,079,270
Cook County IL Refunding Bond Series 2016 A (GO Revenue)	5.00	11-15-2020	5,430,000	6,113,094
Cook County IL Series 2009D (GO Revenue)	5.00	11-15-2020	2,220,000	2,440,579

5

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Cook County IL Series A (GO Revenue)	5.00%	11-15-2019	$2,275,000	$2,505,799
Cook County IL Series B (GO Revenue, National Insured)	5.00	11-15-2019	6,020,000	6,232,446
Cook County IL Series C (GO Revenue)	5.00	11-15-2020	21,535,000	23,674,718
Illinois (Miscellaneous Revenue)	3.00	7-1-2018	2,000,000	2,038,760
Illinois (GO Revenue)	4.00	2-1-2019	6,300,000	6,570,270
Illinois (GO Revenue)	4.00	2-1-2020	1,750,000	1,842,558
Illinois (GO Revenue)	5.00	1-1-2017	3,200,000	3,212,224
Illinois (GO Revenue)	5.00	3-1-2018	1,795,000	1,875,578
Illinois (GO Revenue, Ambac Insured)	5.00	11-1-2018	10,650,000	10,728,810
Illinois (GO Revenue)	5.00	2-1-2019	1,500,000	1,598,355
Illinois (GO Revenue)	5.00	2-1-2020	2,520,000	2,739,593
Illinois (GO Revenue)	5.00	2-1-2021	11,635,000	12,861,329
Illinois (Miscellaneous Revenue)	5.00	5-1-2021	2,000,000	2,218,720
Illinois Development Finance Authority St. Vincent De Paul Center Project Series A (Health Revenue) ±	1.88	11-15-2039	5,605,000	5,689,131
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2019	2,265,000	2,462,327
Illinois Finance Authority OSF Healthcare System Series F (Health Revenue, Barclays Bank plc LOC) ø	0.88	11-15-2037	15,000,000	15,000,000
Illinois Finance Authority Provena Health Series A (Health Revenue)	5.75	5-1-2019	3,000,000	3,364,530
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2018	700,000	730,975
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2019	1,000,000	1,066,910
Illinois Housing Development Authority (Housing Revenue, GNMA Insured)	5.00	8-1-2028	1,240,000	1,274,360
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National Insured)	5.25	2-1-2020	2,705,000	2,745,818
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2018	1,905,000	1,981,581
Illinois Refunding Bond (GO Revenue, AGM Insured)	5.00	1-1-2017	1,725,000	1,742,129
Illinois Refunding Bond (GO Revenue, AGM Insured)	5.00	1-1-2018	7,740,000	8,064,925
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	1,525,000	1,610,095
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2019	12,570,000	13,373,349
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2020	13,515,000	14,669,586
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2020	5,000,000	5,486,050
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,000,000	5,577,550
Illinois Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	9,175,000	10,234,804
Illinois Refunding Bond (Tax Revenue)	5.00	1-1-2021	1,510,000	1,667,131
Illinois Refunding Bond Series B (Miscellaneous Revenue)	5.25	1-1-2018	1,430,000	1,491,890
Illinois Series A (Tax Revenue)	4.00	1-1-2020	12,265,000	12,902,657
Illinois Series A (Tax Revenue)	4.00	1-1-2021	2,715,000	2,879,393
Illinois Series A (GO Revenue)	5.00	4-1-2019	5,000,000	5,344,200
Illinois Series A (GO Revenue)	5.00	4-1-2020	2,500,000	2,726,350
Illinois Series A (GO Revenue)	5.00	4-1-2022	3,575,000	4,013,796
Illinois Series B-1 (Miscellaneous Revenue, JPMorgan Chase & Company LOC) ø	0.88	10-1-2033	15,400,000	15,400,000
Illinois Unemployment Insurance Series A (Tax Revenue)	5.00	12-15-2016	5,200,000	5,244,824
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	12-15-2017	4,700,000	4,741,078
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2018	17,120,000	17,267,746
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,965,000	3,965,436
Kane County IL School District #131 Aurora E Side Series C (GO Revenue, AGC Insured)	5.00	6-1-2019	2,110,000	2,287,873
Kane County IL School District Series B (GO Revenue)	2.00	2-1-2021	880,000	895,787
Kendall Kane & Will County IL Community Unit School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2020	1,000,000	939,010
Lake County IL Community High School District #117 Antioch CAB Series B (GO Revenue, National Insured) ¤	0.00	12-1-2016	4,975,000	4,963,408
Lake County IL Community Unit School District #60 Waukegan CAB Series A (GO Revenue, AGM Insured) ¤	0.00	12-1-2018	1,715,000	1,649,127
Lake County IL Forest Preservation District Series A (GO Revenue) ±	1.02	12-15-2016	1,085,000	1,084,826
McHenry-Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2021	1,000,000	905,800
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2017	11,210,000	11,080,749
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2017	6,245,000	6,120,912
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Project Series B (Tax Revenue)	5.00	12-15-2020	1,000,000	1,119,380

6

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Regional Transportation Authority Illinois Refunding Bond Series B (Tax Revenue) ±	0.75%	6-1-2025	$13,395,000	$13,395,000
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2018	12,000,000	12,211,680
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2019	5,900,000	6,004,076
Tender Option Bond Trust Receipts Floaters Series 2016-XG0050 (Health Revenue, Deutsche Bank LIQ) 144Aø	1.04	11-1-2039	10,000,000	10,000,000
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2017	1,135,000	1,141,719
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2018	800,000	813,200
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2020	1,480,000	1,519,575

				588,087,838

Indiana : 5.01%

Evansville City IN MFHR Consolidated RAD Project Series A (Housing Revenue) ±	0.90	6-1-2018	4,600,000	4,590,938
Indiana Finance Authority Ascension Health Subordinate Credit Group Series E-5 (Health Revenue) ø	0.83	11-15-2033	14,600,000	14,600,000
Indiana Finance Authority Health System Sisters Saint Francis Series A (Health Revenue, JPMorgan Chase & Company LOC) ø	0.90	11-1-2041	15,000,000	15,000,000
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	79,215,000	80,114,882
Indiana Finance Authority Refunding Bond Series A (Miscellaneous Revenue, National Insured)	4.50	12-1-2021	5,000,000	5,029,250
Indiana Finance Authority Refunding Bond Southern Indiana Gas & Electric Company Series E (Utilities Revenue) ±	1.95	5-1-2037	3,200,000	3,228,768
Indiana HFFA Ascension Health Series A1 (Health Revenue) ±	2.80	11-1-2027	11,285,000	11,763,597
Indiana HFFA Ascension Health Series A7 (Health Revenue) ±	2.00	10-1-2026	9,080,000	9,229,184
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.30	11-15-2031	70,710,000	70,708,586
Indiana HFFA Ascension Health Subordinate Credit Group Series 2015 A4 (Health Revenue) ±	1.50	10-1-2027	2,495,000	2,507,625
Petersburg IN PCR Refunding Bond Industry Power & Light (Industrial Development Revenue, National Insured)	5.40	8-1-2017	1,000,000	1,036,240
Rockport IN AEP Generating Company Project (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.84	7-1-2025	6,000,000	6,000,000
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	4,285,000	4,306,339
St. Joseph County IN Hospital Authority Memorial Health Series A (Health Revenue, JPMorgan Chase & Company LOC) ø	0.85	8-15-2033	11,335,000	11,335,000
Warrick County IN Environment Import Revenue Vectren Energy Delivery of Indiana Incorporated (Utilities Revenue) ±	2.38	9-1-2055	6,550,000	6,691,808
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.59	12-1-2044	45,000,000	44,490,600

				290,632,817

Iowa : 0.40%

Iowa Finance Authority Midwestern Disaster Area CJ Bio America Incorporated Project (Industrial Development Revenue, Korea Development Bank LOC) ø%%	1.16	4-1-2022	18,000,000	18,000,000
Iowa Student Loan Liquidity Corporation Senior Series A1 (Education Revenue)	4.40	12-1-2018	5,220,000	5,427,652

				23,427,652

Kansas : 0.20%

Kansas Development Finance Authority Series A (Miscellaneous Revenue)	5.00	5-1-2019	10,305,000	11,338,901
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series B (Tax Revenue) ¤	0.00	6-1-2021	225,000	172,541

				11,511,442

7

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Kentucky : 2.18%

Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	2.59%	2-1-2040	$33,495,000	$33,495,000
Ashland KY Ashland Hospital Corporation Medical Center Project Series B (Health Revenue)	5.00	2-1-2019	1,500,000	1,608,090
Kentucky EDA Next Generation Kentucky Information Highway Project Series 2015 A (Miscellaneous Revenue)	5.00	7-1-2020	1,000,000	1,110,500
Kentucky EDFA King’s Daughters Medical Center (Health Revenue)	5.00	2-1-2017	1,000,000	1,010,860
Kentucky EDFA Series B1 (Health Revenue) ±	1.26	2-1-2046	10,720,000	10,652,464
Kentucky EDFA Series B2 (Health Revenue) ±	1.26	2-1-2046	11,220,000	11,149,314
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	3.75	6-1-2026	1,330,000	1,382,881
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	5.00	6-1-2018	1,200,000	1,263,660
Kentucky Municipal Power Agency Prairie State Project Series B (Utilities Revenue) ±	2.04	9-1-2042	25,000,000	24,993,000
Kentucky Public Transportation Infrastructure Authority Tolls Downtown Crossing Project BAN Series A (Transportation Revenue)	5.00	7-1-2017	25,000,000	25,736,250
Louisville & Jefferson County KY Catholic Health Initiatives Series A (Health Revenue)	5.00	12-1-2021	8,060,000	9,343,313
Louisville & Jefferson County KY Norton Healthcare Incorporated (Health Revenue)	5.25	10-1-2036	3,460,000	3,461,315
Pendleton County KY Scholl District Finance Corporation (Miscellaneous Revenue)	2.00	2-1-2021	1,200,000	1,212,036

				126,418,683

Louisiana : 2.84%

Desoto Parish LA PCR (Utilities Revenue)	1.60	1-1-2019	15,000,000	15,041,550
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.87	2-1-2046	37,585,000	37,423,385
Louisiana Housing Corporation Versailes Project (Housing Revenue) ±	0.90	3-1-2019	20,610,000	20,545,491
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewer Commission Series B (Tax Revenue) ±	1.07	2-1-2049	35,500,000	35,358,000
Louisiana Local Government Environmental Facilities & Community Development Authority Series 2015 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,135,000	1,305,205
Louisiana Regional Transit Authority CAB (Tax Revenue, National Insured) ¤	0.00	12-1-2021	5,000,000	3,872,950
New Orleans LA Master Lease Agreement (GO Revenue) (i)	5.25	1-1-2018	4,650,078	4,739,173
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2017	3,135,000	3,172,902
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2018	3,245,000	3,368,278
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	1.02	11-1-2040	34,000,000	34,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B-1 (Industrial Development Revenue) ø	0.82	11-1-2040	6,000,000	6,000,000

				164,826,934

Maryland : 1.94%

Howard County MD Housing Commission Series A (Housing Revenue) ±	2.09	7-1-2034	16,050,000	16,027,530
Maryland Community Development Administration Department Housing & Community Multifamily Bernard E Mason Apartments Series F (Housing Revenue)	1.17	11-1-2017	18,020,000	18,007,746
Maryland Community Development Administration Department Housing & Community Multifamily Development Pleasant View Gardens Senior Apartments Series H (Housing Revenue)	1.35	9-1-2018	8,200,000	8,182,452
Maryland Community Development Administration Department Housing & Community Multifamily Riverwatch Apartments Series J (Housing Revenue)	1.00	4-1-2017	11,750,000	11,735,665
Maryland Health & HEFAR John Hopkins Health System Series A (Health Revenue) ±	0.95	5-15-2046	8,000,000	7,973,760
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	0.93	5-15-2029	9,815,000	9,779,666
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	1.18	5-15-2038	22,100,000	22,061,325

8

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Maryland (continued)

Maryland Health & HEFAR John Hopkins Health System Series D (Health Revenue) ±	1.18%	5-15-2038	$18,890,000	$18,856,943

				112,625,087

Massachusetts : 1.66%

Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	1.05	8-1-2043	11,500,000	11,411,680
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2017	500,000	507,250
Massachusetts Development Finance Agency Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	5-1-2027	7,000,000	7,021,770
Massachusetts Educational Financing Authority Education Loan Series I (Education Revenue)	4.00	1-1-2018	1,750,000	1,801,853
Massachusetts Educational Financing Authority Series A (Education Revenue)	3.50	1-1-2019	2,500,000	2,590,550
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2018	1,500,000	1,562,970
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2019	3,000,000	3,207,480
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2020	3,000,000	3,288,930
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2022	2,955,000	3,353,807
Massachusetts Educational Financing Authority Series K (Education Revenue)	5.00	7-1-2019	2,000,000	2,168,820
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	1.72	7-1-2038	40,000,000	39,997,200
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	1.27	1-1-2018	9,500,000	9,503,610
Tender Option Bond Trust Receipts Floaters Series 2016-XF2306 (Education Revenue, Morgan Stanley Bank LIQ) 144Aø	1.09	7-1-2033	10,000,000	10,000,000

				96,415,920

Michigan : 4.13%

Allendale MI Public School District Series A (GO Revenue, Qualified School Board Loan Fund Insured)	3.00	11-1-2021	895,000	950,248
Birmingham MI City School District (GO Revenue)	5.00	11-1-2018	905,000	981,237
Birmingham MI City School District (GO Revenue)	5.00	11-1-2019	5,970,000	6,700,310
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	250,000	256,008
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,315,000	1,395,912
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	500,000	565,740
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,323,882
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	740,000	753,461
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2018	1,535,000	1,605,380
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,595,000	1,711,196
Detroit MI (GO Revenue)	5.00	11-1-2016	855,000	857,608
Detroit MI Sewage Disposal System Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2019	980,000	1,084,321
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2016	4,060,000	4,060,000
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	3,000,000	2,998,260
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	260,000	262,402
Flushing MI Community Schools School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	975,000	992,735
Flushing MI Community Schools School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,267,784
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2018	2,000,000	2,123,060
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2019	1,375,000	1,510,108

9

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)

Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00%	5-1-2017	$1,000,000	$1,024,030
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,050,000	1,153,173
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,085,000	1,189,768
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,100,000	1,241,460
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,185,000	1,373,462
Grand Ledge MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,680,000	3,032,366
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	515,000	552,518
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2020	370,000	405,709
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	580,650
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	796,148
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,605,000	1,762,707
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	915,000	1,004,908
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	2,325,000	2,553,455
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,608,401
Lake Orion MI Community School District Advance Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,390,000	1,572,757
Lake Orion MI Community School District Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,550,000	1,753,794
Michigan Finance Authority Healthcare Equipment Loan Program Bonds Series C (Health Revenue, Fifth Third Bank LOC) ø	0.86	12-1-2032	1,750,000	1,750,000
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	2,500,000	2,747,850
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	3,835,000	4,334,931
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	3,095,000	3,590,045
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2017	2,500,000	2,568,250
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2018	2,000,000	2,121,680
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2020	10,000,000	11,331,100
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,693,980
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	1,500,000	1,648,710
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	1,800,000	2,034,648
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-3 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2021	7,500,000	8,714,625
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,693,980
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	8,720,000	9,856,739
Michigan Finance Authority School District (Miscellaneous Revenue)	4.00	6-1-2017	800,000	809,104
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2017	750,000	763,740
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	7-1-2021	2,060,000	2,207,269
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	1-1-2020	15,000,000	16,685,550
Michigan Hospital Finance Authority Ascension Health Subordinate Credit Group Series 2005 A-4 (Health Revenue) ±	1.63	11-1-2027	3,505,000	3,534,372

10

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)

Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87%	11-1-2027	$23,815,000	$24,076,012
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	655,000	675,502
Michigan Housing Development Authority Series A (Housing Revenue)	1.80	4-1-2019	7,000,000	7,047,740
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	29,250,000	29,890,283
Rochester MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	900,000	921,735
Rochester MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	900,000	989,325
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2018	2,060,000	2,154,451
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2019	1,860,000	1,995,501
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2020	1,425,000	1,562,527
Southgate MI Community School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2019	1,000,000	1,099,250
Southgate MI Community School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2020	500,000	567,875
Warren Woods MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,445,000	1,479,723
Warren Woods MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured) ##	5.00	5-1-2020	1,445,000	1,634,989
Wayne County MI Airport Authority Refunding Bond Series A (Airport Revenue)	5.00	12-1-2019	19,405,000	21,470,468
Western Michigan University Refunding Bond (Education Revenue)	5.00	11-15-2020	1,000,000	1,152,370

				239,809,282

Minnesota : 0.74%

Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (Utilities Revenue)	5.00	1-1-2017	1,215,000	1,218,937
Hayward MN HCFR St. John’s Lutheran Home of Albert Lea Project Series 2015 (Health Revenue)	2.75	11-1-2017	10,410,000	10,442,792
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.74	11-15-2017	5,800,000	5,749,250
Minneapolis & St. Paul MN Housing and Redevelopment Authority Children Hospital Clinic Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.92	8-15-2037	12,530,000	12,530,000
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2018	670,000	703,272
Rochester MN Healthcare Facilities Mayo Clinic (Health Revenue) ø	0.80	11-15-2047	12,500,000	12,500,000

				43,144,251

Mississippi : 0.48%

Mississippi Business Finance Corporation Power Company Project 1st Series (Utilities Revenue) ±	1.63	12-1-2040	10,075,000	10,117,617
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2016	495,000	498,222
Mississippi Refunding Bond Capital Improvements Projects Series D (Miscellaneous Revenue) ±	1.37	9-1-2017	7,050,000	7,057,614
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	0.94	2-1-2022	10,000,000	10,000,000

				27,673,453

Missouri : 0.34%

Jackson County MO Special Obligation Harry S. Truman Sports Complex (Tax Revenue, Ambac Insured)	5.00	12-1-2019	3,000,000	3,021,630
Kansas City MO Series A (GO Revenue)	5.00	2-1-2018	1,150,000	1,212,629
Kansas City MO Series A (GO Revenue)	5.00	2-1-2019	1,000,000	1,093,540
Kansas City MO Series A (GO Revenue)	5.00	2-1-2020	1,495,000	1,690,352
Sikeston MO Electric System Refunding Bond (Utilities Revenue)	5.00	6-1-2019	11,625,000	12,595,804

				19,613,955

11

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Nebraska : 0.02%

Public Power Generation Agency Whelan Energy Center Unit (Utilities Revenue)	5.00%	1-1-2020	$1,000,000	$1,113,720

Nevada : 1.68%

Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2019	1,000,000	1,102,000
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2020	1,000,000	1,131,540
Clark County NV Department of Aviation Subordinated Lien Series D-3 (Airport Revenue, Bank of America NA LOC) ø	0.84	7-1-2029	12,400,000	12,400,000
Clark County NV Las Vegas McCarran International Airport Series 2010-F-2 (Airport Revenue, Union Bank NA LOC) ø	0.84	7-1-2022	10,575,000	10,575,000
Clark County NV PCR (Industrial Development Revenue) ±	1.88	6-1-2031	880,000	894,089
Clark County NV School District Series A (GO Revenue, National Insured)	5.00	6-15-2021	2,000,000	2,116,940
Clark County NV School District Series B (GO Revenue)	5.00	6-15-2019	18,800,000	20,805,020
Clark County NV School District Series B (GO Revenue)	5.00	6-15-2021	1,400,000	1,467,970
Nevada River Commission Hoover Upgrading Project Series E (GO Revenue)	5.00	10-1-2016	4,595,000	4,595,551
Reno NV Renown Regional Medical Center Series B (Health Revenue, Union Bank of California LOC) ø	0.89	6-1-2041	14,450,000	14,450,000
Washoe County NV Water Facilities Refunding Bond AMT Sierra Pacific Power Company Project Series 2016 (Water & Sewer Revenue) ø	0.91	3-1-2036	9,250,000	9,250,000
Washoe County NV Water Facilities Refunding Bond AMT Sierra Pacific Power Company Project Series 2016D (Water & Sewer Revenue) ø	0.93	3-1-2036	11,000,000	11,000,000
Washoe County NV Water Facilities Refunding Bond AMT Sierra Pacific Power Company Project Series 2016E (Water & Sewer Revenue) ±	0.93	3-1-2036	8,000,000	8,000,000

				97,788,110

New Hampshire : 0.11%

New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2018	2,405,000	2,501,777
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2019	2,635,000	2,795,788
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	7-1-2027	1,205,000	1,259,767

				6,557,332

New Jersey : 5.09%

Andover NJ Regional School District Refunding School Bond Series 2014 (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2020	515,000	542,985
Casino Reinvestment Development Authority New Jersey (Tax Revenue)	4.00	11-1-2017	1,000,000	1,008,510
Casino Reinvestment Development Authority New Jersey (Tax Revenue)	4.00	11-1-2019	1,500,000	1,529,940
Hudson County NJ Refunding Bond County College (GO Revenue)	4.00	7-15-2017	1,000,000	1,024,530
Hudson County NJ Refunding Bond County College (GO Revenue)	4.00	7-15-2018	1,135,000	1,197,493
Jersey City NJ Refunding Bond (GO Revenue, AGM Insured)	4.00	9-1-2017	1,620,000	1,661,845
New Jersey Certificate of Participation Equipment Lease Purchase Agreement Series A (Miscellaneous Revenue)	5.00	6-15-2018	11,160,000	11,832,390
New Jersey EDA (Tobacco Revenue)	4.00	6-15-2019	2,500,000	2,625,100
New Jersey EDA CAB Saint Barnabas Hospital Series A (Health Revenue, National Insured) ¤	0.00	7-1-2017	2,740,000	2,710,764
New Jersey EDA Cigarette Tax (Tobacco Revenue)	5.00	6-15-2017	18,520,000	18,916,698
New Jersey EDA School Facilities Construction Bonds Series DD-1 (Miscellaneous Revenue)	5.00	12-15-2019	1,000,000	1,097,530
New Jersey EDA School Facilities Construction Bonds Series K (Miscellaneous Revenue, National Insured)	5.25	12-15-2021	1,040,000	1,199,276
New Jersey EDA School Facilities Construction Notes (Miscellaneous Revenue) ±	1.74	2-1-2017	20,725,000	20,723,964
New Jersey EDA School Facilities Construction Notes Series C (Miscellaneous Revenue) ±	2.64	2-1-2018	28,000,000	28,209,160
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	4,690,000	5,036,403

12

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)

New Jersey EDA School Facilities Construction Notes Series K (Miscellaneous Revenue) ±	1.57%	2-1-2017	$10,000,000	$9,993,600
New Jersey EDA School Facilities Construction Notes Series NN (Miscellaneous Revenue)	5.00	3-1-2022	330,000	373,421
New Jersey EDA Series UU (Miscellaneous Revenue)	5.00	6-15-2017	3,000,000	3,079,530
New Jersey EDA Series UU (Miscellaneous Revenue)	5.00	6-15-2018	7,355,000	7,787,768
New Jersey EDA Unrefunded School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2020	610,000	676,447
New Jersey EDA Unrefunded School Facilities School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2018	865,000	921,545
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series A (Education Revenue)	4.00	9-1-2017	2,425,000	2,485,431
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series B (Education Revenue)	4.00	9-1-2017	525,000	538,083
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series D (Education Revenue)	4.00	9-1-2017	565,000	579,080
New Jersey HCFA Trinitas Hospital Obligation Series B (Health Revenue)	5.25	7-1-2023	4,475,000	4,624,107
New Jersey HFFA Greystone Park Psychiatric Hospital Project Series B (Miscellaneous Revenue)	5.00	9-15-2019	2,135,000	2,329,712
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	3.63	12-1-2030	2,120,000	2,225,979
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	5.00	12-1-2020	9,775,000	10,887,591
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.15	11-1-2018	11,095,000	11,068,372
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.25	5-1-2019	6,000,000	5,993,400
New Jersey Prerefunded School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2018	2,375,000	2,560,179
New Jersey Prerefunded School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2020	1,650,000	1,898,226
New Jersey Sports & Exposition Authority Series B (Miscellaneous Revenue)	5.00	9-1-2018	1,605,000	1,709,919
New Jersey Transit Corporation Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2017	7,265,000	7,556,908
New Jersey Transportation Program Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2016	2,205,000	2,225,749
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue)	5.00	12-15-2019	3,000,000	3,298,830
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	12-15-2018	1,000,000	1,076,710
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	33,465,000	37,685,606
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2019	2,070,000	2,251,394
New Jersey TTFA Transit System Series A (GO Revenue)	5.75	6-15-2020	4,150,000	4,658,915
New Jersey Turnpike Authority Series B-2 (Transportation Revenue) ±	0.77	1-1-2024	25,000,000	24,984,750
New Jersey Turnpike Authority Series B-3 (Transportation Revenue) ±	0.92	1-1-2024	4,700,000	4,683,503
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.25	1-1-2020	2,170,000	2,427,340
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.25	1-1-2021	4,570,000	5,228,720
Rutgers University Series J (Education Revenue)	4.00	5-1-2018	700,000	733,642
Rutgers University Series L (Education Revenue)	5.00	5-1-2017	600,000	614,556
Rutgers University Series L (Education Revenue)	5.00	5-1-2018	300,000	319,128
South River NJ Series A (GO Revenue)	2.00	12-13-2016	20,000,000	20,036,600
Trenton City NJ Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2017	1,710,000	1,758,530
Trenton City NJ Refunding Bond (GO Revenue)	4.00	7-15-2019	1,815,000	1,905,804
Trenton City NJ Refunding Bond (GO Revenue)	4.00	7-15-2020	1,685,000	1,790,683
Trenton City NJ Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,675,000	1,894,124
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	3.00	8-1-2017	600,000	608,928
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	4.00	8-1-2018	425,000	445,982
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	4.00	8-1-2019	525,000	564,134

				295,799,514

13

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

New Mexico : 0.91%

Clayton NM Jail Project (Miscellaneous Revenue, AGC Insured)	5.00%	11-1-2016	$2,100,000	$2,107,728
Farmington NM PCR Series B (Utilities Revenue) ±	4.75	6-1-2040	5,080,000	5,198,415
Farmington NM PCR Southern California Edison Company Four Corners Project Series B (Utilities Revenue) ±	1.88	4-1-2029	4,750,000	4,839,110
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	1.49	12-1-2028	395,000	391,611
New Mexico Mortgage Finance Authority SFMR Class I-A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.60	1-1-2039	265,000	279,954
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.10	11-1-2039	40,000,000	39,701,600

				52,518,418

New York : 12.57%

Broome County NY BAN (GO Revenue)	2.00	5-5-2017	20,000,000	20,114,600
Candor Central School District Tioga and Tompkins Counties NY BAN (GO Revenue)	2.00	6-29-2017	12,000,000	12,082,200
Corning NY City School District BAN (GO Revenue)	2.00	6-22-2017	11,875,000	11,941,025
Long Island NY Power Authority Electric System Series C (Utilities Revenue) ±	1.02	5-1-2033	12,000,000	11,983,200
Long Island NY Power Authority Electric System Series C (Utilities Revenue) ±	1.25	5-1-2033	33,750,000	33,862,388
Metropolitan Transportation Authority New York Sub Series D2 (Transportation Revenue) ±	4.00	11-15-2034	14,665,000	15,817,522
Metropolitan Transportation Authority New York Sub Series A2 (Transportation Revenue) ±	1.42	11-15-2039	2,000,000	1,997,540
Metropolitan Transportation Authority New York Sub Series A3 (Transportation Revenue) ±	1.34	11-15-2042	39,500,000	39,326,200
Metropolitan Transportation Authority New York Sub Series B3 (Tax Revenue) ±	1.74	11-1-2018	32,600,000	32,759,414
Metropolitan Transportation Authority New York Sub Series B4 (Transportation Revenue) ±	5.00	11-15-2030	12,445,000	13,931,804
Metropolitan Transportation Authority New York Sub Series C2 (Transportation Revenue) ±	4.00	11-15-2033	8,000,000	8,869,600
Metropolitan Transportation Authority New York Sub Series D2 (Transportation Revenue, AGM Insured) ±	0.96	11-1-2032	15,750,000	15,658,965
Metropolitan Transportation Authority New York Sub Series G1 (Transportation Revenue) ±	0.83	11-1-2026	31,950,000	31,646,156
Metropolitan Transportation Authority New York Sub Series G3 (Transportation Revenue) ±	1.05	11-1-2031	16,000,000	16,002,560
Metropolitan Transportation Authority New York Sub Series G4 (Transportation Revenue) ±	1.19	11-1-2030	11,655,000	11,657,098
Middletown NY City School District BAN (GO Revenue)	2.00	6-22-2017	14,000,000	14,095,760
Nassau County NY Prerefunded Bond Series C (GO Revenue)	5.00	10-1-2020	3,020,000	3,386,960
Nassau County NY Series F (GO Revenue)	5.00	10-1-2020	1,780,000	1,980,855
Nassau County NY Unrefunded Bond Series C (GO Revenue)	5.00	10-1-2020	45,000	50,244
New York City NY Transitional Future Tax Series A-3B (Tax Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.90	11-1-2029	8,700,000	8,700,000
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	1.24	5-1-2018	6,655,000	6,638,229
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2017	2,250,000	2,318,580
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2018	750,000	804,000
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2019	1,000,000	1,111,770
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.62	4-1-2017	4,225,000	4,219,719
New York NY Adjusted Fiscal 2008 Sub Series A4 (GO Revenue, AGM Insured) ±(m)	0.89	8-1-2026	2,350,000	2,350,000
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO Revenue, AGC Insured) ±(m)	0.94	10-1-2027	14,075,000	14,075,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO Revenue) ±	1.31	8-1-2021	19,000,000	19,000,380
New York NY Adjusted Fiscal 2015 Sub Series F4 (GO Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.84	6-1-2044	20,000,000	20,000,000
New York NY Energy Research & Development Authority Gas Facilities Brooklyn Union Gas Project Series A1 (Utilities Revenue, National Insured) ±(m)(n)	1.37	12-1-2020	15,000,000	14,475,000

14

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)

New York NY Fiscal 2015 Series F Sub Series F5 (GO Revenue, Barclays Bank plc LIQ) ø	0.92%	6-1-2044	$24,200,000	$24,200,000
New York NY Health & Hospital Corporation Health System Series A (Health Revenue)	5.50	2-15-2020	5,755,000	6,110,774
New York NY IDAG Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2017	2,000,000	2,057,280
New York NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	1.35	6-15-2032	8,000,000	8,000,000
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.96	6-15-2032	30,035,000	30,035,000
New York NY Refunding Bond 2015 Series A (GO Revenue)	5.00	8-1-2021	7,515,000	8,865,596
New York NY Series J-4 (GO Revenue) ±	1.39	8-1-2025	2,000,000	2,000,080
New York NY Sub Series J-11 (GO Revenue) ±	1.42	8-1-2027	40,960,000	40,941,568
New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	0.96	11-1-2022	10,000,000	10,000,000
New York NY Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2019	1,855,000	2,038,626
New York Tender Option Bond Trust Receipts Series 2016 (Health Revenue, Barclays Bank plc LIQ) 144Aø	0.94	7-1-2024	9,940,000	9,940,000
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2017	6,500,000	6,678,750
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2019	15,000,000	16,060,500
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	42,760,000	42,773,683
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2020	25,175,000	28,624,227
Oyster Bay NY BAN Series A (GO Revenue)	2.75	2-3-2017	15,000,000	15,032,550
Oyster Bay NY BAN Series D (GO Revenue)	3.88	6-28-2017	3,485,000	3,504,411
Oyster Bay NY Public Improvement Series B (GO Revenue, AGM Insured)	3.00	11-1-2018	1,140,000	1,181,097
Rockland County NY Public Improvement Series C (GO Revenue, AGM Insured)	3.00	5-1-2020	1,390,000	1,459,875
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2018	2,475,000	2,533,509
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2019	1,830,000	1,896,612
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2020	630,000	660,561
Sachem NY Center School District Suffolk County Tax Anticipation Notes 2016-2017 (GO Revenue)	1.50	6-29-2017	16,000,000	16,031,840
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2016	2,245,000	2,251,937
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2017	2,365,000	2,449,549
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2018	2,640,000	2,817,012
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2019	2,775,000	3,038,903
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2020	2,915,000	3,264,100
Suffolk County NY Public Improvement Series A (GO Revenue)	4.00	5-15-2018	1,615,000	1,690,017
Suffolk County NY Refunding Bond (GO Revenue, AGM Insured)	5.00	2-1-2017	1,500,000	1,520,610
Suffolk County NY Refunding Bond Series A (GO Revenue)	5.00	4-1-2018	2,700,000	2,856,303
Suffolk County NY Refunding Bond Series A (GO Revenue)	5.00	4-1-2019	1,385,000	1,516,547
Triborough Bridge & Tunnel Authority New York Refunding Bond Sub Series ABCD-3 (Transportation Revenue, AGM Insured) ±	1.09	1-1-2017	4,100,000	4,100,000
Triborough Bridge & Tunnel Authority New York Refunding Bond Sub Series BE (Transportation Revenue) ±	1.01	1-1-2032	31,200,000	31,209,048
Yonkers NY Series A (GO Revenue)	5.00	10-1-2016	2,000,000	2,000,240

				730,197,574

North Carolina : 0.44%

North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, AGC Insured)	6.00	1-1-2019	710,000	754,439

15

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

North Carolina (continued)
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00%	1-1-2017	$10,000,000	$10,106,700
North Carolina Grant Anticipation Capital Improvement (Miscellaneous Revenue) ±	4.00	3-1-2023	13,145,000	13,491,897
North Carolina Medical Care Commission Novant Health Obligated Group Series A (Health Revenue)	4.00	11-1-2017	1,330,000	1,372,640

				25,725,676

North Dakota : 0.10%

Hazen ND Sakakawea Medical Center Project BAN (Health Revenue)	2.50	7-1-2017	5,000,000	5,001,950
Ward County ND HCFR Trinity Obligated Group (Health Revenue)	5.13	7-1-2018	1,000,000	1,003,310

				6,005,260

Ohio : 3.42%

Cleveland OH Municipal School District (GO Revenue, South Dakota Credit Program Insured)	5.00	12-1-2016	1,705,000	1,717,191
Crawford County OH Avita Health System Obligated Group Project (Health Revenue)	1.43	11-1-2017	10,000,000	10,009,700
Cuyahoga OH Metropolitan Housing Authority Carver Park Phase I Project (Housing Revenue) ±	1.00	9-1-2019	7,000,000	6,979,000
Cuyahoga OH Metropolitan Housing Authority Headquarters Project (Housing Revenue)	1.75	3-1-2020	5,835,000	5,840,368
Cuyahoga OH Metropolitan Housing Authority Heritage View Homes Project (Housing Revenue)	1.00	6-1-2017	5,550,000	5,546,115
Franklin County OH Hospital Facilities Refunding Bond Ohio Health Corporation Series B (Health Revenue) ±	5.00	11-15-2033	16,705,000	17,224,526
Lake County OH Lake Hospital System Incorporated (Health Revenue)	5.00	8-15-2020	905,000	1,026,080
Lancaster OH Port Authority Gas Supply (Utilities Revenue, Royal Bank of Canada SPA) ±	1.07	5-1-2038	73,500,000	73,108,980
Lorain County OH Port Authority EDA Series A (Health Revenue)	4.00	11-15-2018	670,000	705,544
Lucas Metropolitan Housing Authority OH Certificate of Participation (Housing Revenue)	2.25	11-1-2020	1,015,000	1,023,699
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2017	1,575,000	1,594,782
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2018	1,000,000	1,043,250
Ohio Air Quality Development Authority PCR Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10	3-1-2023	10,000,000	9,159,800
Ohio Air Quality Development Authority Series A (Miscellaneous Revenue) ±	3.13	7-1-2033	1,500,000	1,428,450
Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75	12-1-2023	5,000,000	4,770,500
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	12-1-2033	2,000,000	1,762,240
Ohio Portsmouth Bypass Project (Miscellaneous Revenue)	5.00	12-31-2020	1,000,000	1,134,730
Ohio Portsmouth Bypass Project (Miscellaneous Revenue)	5.00	12-31-2021	1,205,000	1,390,775
Ohio Water Development Authority First Energy Nuclear Generation Project (Water & Sewer Revenue) ±	4.00	12-1-2033	4,000,000	3,717,960
Ohio Water Development Authority First Energy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	31,000,000	28,119,790
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	17,950,000	15,846,081
Springfield OH (GO Revenue, AGC Insured)	4.00	12-1-2020	1,005,000	1,075,541
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2018	2,000,000	2,132,120
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2019	2,215,000	2,435,858

				198,793,080

Oklahoma : 0.56%

Blaine County OK Educational Facilities Authority Watonga Public Schools Project (Miscellaneous Revenue)	5.00	12-1-2021	945,000	1,099,611
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2018	2,680,000	2,862,856
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2019	2,000,000	2,208,020

16

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma (continued)

Cleveland County OK Justice Authority Detention Facility Project (Tax Revenue)	4.00%	3-1-2020	$500,000	$532,585
Creek County OK Educational Facilities Authority Sapulpa Public School Project (Miscellaneous Revenue)	5.00	9-1-2020	2,550,000	2,900,982
Grady County OK School Finance Authority Tuttle Public School Project (Miscellaneous Revenue)	5.00	9-1-2019	1,000,000	1,107,570
Grady County OK School Finance Authority Tuttle Public School Project (Miscellaneous Revenue)	5.00	9-1-2021	1,065,000	1,240,374
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) ±(m)(n)	0.82	6-1-2019	10,300,000	9,913,750
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	1,240,000	1,294,498
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	3,025,000	3,313,343
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	1,000,000	1,123,780
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	6-1-2017	1,250,000	1,267,400
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2018	530,000	562,017
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	695,000	781,027
Tulsa OK Airports Improvement Trust Series B (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	860,000	897,797
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	1,380,000	1,391,923

				32,497,533

Other : 0.78%

Branch Banking & Trust Municipal Trust Various States Class C (Miscellaneous Revenue, Rabobank LOC) 144A±	1.54	11-15-2017	9,205,151	9,174,590
Branch Banking & Trust Municipal Trust Various States Class D (Miscellaneous Revenue, Rabobank LOC) ±	1.59	12-1-2017	3,750,000	3,750,000
Branch Banking & Trust Municipal Trust Various States Class D (Miscellaneous Revenue, Rabobank LOC) 144A±	1.64	11-15-2019	6,000,000	5,951,040
FHLMC Multifamily Certificates Series M012 Class A1B (Miscellaneous Revenue)	1.60	8-15-2051	15,000,000	15,760,050
Public Housing Capital Fund Trust I (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	7,739,997	8,043,869
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	2,511,878	2,595,247

				45,274,796

Pennsylvania : 5.08%

Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, FGIC Insured)	5.00	1-1-2017	2,500,000	2,524,625
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) ±	1.23	2-1-2021	3,190,000	3,182,791
Allegheny County PA Series C-68 (GO Revenue)	5.00	11-1-2017	1,340,000	1,401,077
Beaver County PA IDA First Energy Generation Series B (Industrial Development Revenue) ±	3.50	12-1-2035	4,300,000	3,771,788
Beaver County PA IDA Pollution Control Series A (Utilities Revenue) ±	2.70	4-1-2035	1,400,000	1,333,850
Delaware County PA Authority Neumann University (Miscellaneous Revenue)	4.00	10-1-2021	3,215,000	3,468,728
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	1,425,000	1,430,615
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2018	1,270,000	1,361,872
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	8,900,000	9,211,945
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	5,015,000	5,185,159
Erie PA Higher Education Building Authority Mercyhurst College Project (Education Revenue)	5.00	3-15-2018	735,000	757,513
Hempfield PA School District (GO Revenue) ±	0.71	8-1-2017	3,770,000	3,748,586
Lackawanna County PA Riverside School District Project (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,513,176

17

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)

Lackawanna County PA Riverside School District Project (GO Revenue, Build America Mutual Assurance Company Insured)	4.00%	10-15-2020	$1,455,000	$1,600,282
Manheim Township PA School District Series A (GO Revenue) ±	0.76	5-1-2025	4,700,000	4,640,310
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2017	1,400,000	1,415,106
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2018	1,000,000	1,044,690
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2020	1,315,000	1,446,553
Montgomery County PA IDA Exelon Generation Company LLC (Industrial Development Revenue) ±	2.50	10-1-2030	40,795,000	41,433,034
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.50	10-1-2030	30,000,000	30,469,200
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.60	3-1-2034	1,925,000	1,976,013
Nazareth PA Area School District (GO Revenue) ±	0.88	2-1-2031	15,055,000	14,992,823
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2020	825,000	922,251
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2021	1,275,000	1,443,134
Pennsylvania EDFA Pennsylvania Rapid Bridge Replacement Project (Industrial Development Revenue)	4.00	6-30-2018	6,675,000	6,964,428
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ±	0.90	6-1-2044	15,000,000	15,000,000
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.70	8-1-2045	14,000,000	14,000,000
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, Syncora Guarantee Incorporated Insured) ±	0.88	7-1-2017	860,000	860,120
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2018	2,200,000	2,300,738
Pennsylvania Public School Building Authority Series 11396 (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ) 144Aø	1.04	12-1-2023	5,000,000	5,000,000
Pennsylvania Public School Building Authority The School District of Pennsylvania Project (Miscellaneous Revenue)	5.00	4-1-2017	2,685,000	2,728,229
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	1.44	12-1-2017	14,765,000	14,757,175
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.99	12-1-2019	18,150,000	18,280,317
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	2.11	12-1-2020	11,300,000	11,415,938
Philadelphia PA Gas Works 10th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.00	7-1-2019	2,500,000	2,760,750
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2018	8,385,000	8,850,200
Philadelphia PA Housing Authority Series A (Housing Revenue, AGM Insured)	5.25	12-1-2017	2,335,000	2,343,850
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2017	1,500,000	1,530,465
Philadelphia PA RDA Transformation Initiative Series B (Miscellaneous Revenue)	5.00	4-15-2019	2,000,000	2,178,940
Philadelphia PA RDA Transformation Initiative Series B (Miscellaneous Revenue)	5.00	4-15-2020	1,870,000	2,087,631
Philadelphia PA School District Series A (GO Revenue)	4.00	9-1-2017	500,000	510,270
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2017	2,150,000	2,213,683
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2018	5,300,000	5,637,451
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2023	7,000,000	7,650,370
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2017	1,000,000	1,031,190
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2018	1,000,000	1,069,130
Philadelphia PA Series A (GO Revenue, AGM Insured)	5.00	8-1-2019	4,550,000	4,700,378
Reading PA Parking Authority CAB (Transportation Revenue, National Insured) ¤	0.00	11-15-2019	1,000,000	933,770
Susquehanna PA Regional Airport Authority Sub Series C (Airport Revenue)	3.00	1-1-2017	1,140,000	1,144,925
Warwick PA School District (GO Revenue)	4.00	2-15-2020	1,000,000	1,095,290
West Mifflin PA School District (GO Revenue, AGM Insured)	3.00	10-1-2016	715,000	715,043
West Mifflin PA School District (GO Revenue, AGM Insured)	3.00	10-1-2017	400,000	406,272
West Mifflin PA School District (GO Revenue, AGM Insured)	4.00	10-1-2017	410,000	420,496
West Mifflin PA School District (GO Revenue, AGM Insured)	5.00	10-1-2018	605,000	646,188
West Mifflin PA School District (GO Revenue, AGM Insured)	5.00	10-1-2019	750,000	821,573

18

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)

York County PA Refunding Bond (GO Revenue) ±	0.66%	6-1-2033	$14,690,000	$14,674,429

				295,004,360

Puerto Rico : 0.54%

Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	11,825,000	12,148,296
Puerto Rico Electric Power Authority Refunding Bond Series SS (Utilities Revenue, National Insured)	4.25	7-1-2017	550,000	551,012
Puerto Rico Highway & Transportation Authority Refunding Bond Series AA (Transportation Revenue, National Insured)	5.50	7-1-2017	7,500,000	7,702,125
Puerto Rico Public Buildings Authority Government Facilities Refunding Bond Series F (Miscellaneous Revenue, AGC Insured)	5.25	7-1-2017	10,200,000	10,483,968
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	5,405,000	524,231

				31,409,632

Rhode Island : 0.51%

Rhode Island Health & Educational Building Corporation Providence College (Education Revenue)	5.00	11-1-2018	265,000	285,699
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2017	1,500,000	1,526,220
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	5.00	5-15-2019	1,000,000	1,089,610
Rhode Island Health and Educational Building Corporation Roger Williams University Project Series A (Education Revenue, U.S. Bank NA LOC) ø	0.83	11-15-2024	13,840,000	13,840,000
Rhode Island Student Loan Authority AMT Series A (Education Revenue)	5.00	12-1-2019	450,000	492,944
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	2.25	6-1-2041	12,525,000	12,576,854

				29,811,327

South Carolina : 0.08%

Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	179,606	170,626
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	198,490	166,732
Lee County SC School Facilities Incorporated Lee County School District Project (Miscellaneous Revenue, AGM Insured) %%	2.00	12-1-2016	475,000	475,727
Lee County SC School Facilities Incorporated Lee County School District Project (Miscellaneous Revenue, AGM Insured) %%	2.00	6-1-2018	325,000	328,042
Lee County SC School Facilities Incorporated Lee County School District Project (Miscellaneous Revenue, AGM Insured) %%	3.00	12-1-2017	275,000	280,151
Lee County SC School Facilities Incorporated Lee County School District Project (Miscellaneous Revenue, AGM Insured) %%	3.00	12-1-2018	390,000	402,652
Scago SC Educational Facilities Corporation Calhoun School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2021	2,500,000	2,518,025

				4,341,955

Tennessee : 1.13%

Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	3,230,000	3,257,810
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2017	1,330,000	1,386,738
Clarksville TN Water Sewer & Gas Refunding Bond (Water & Sewer Revenue)	4.00	2-1-2017	835,000	843,525
Knox County TN Health Educational & Housing Facilities Board University Health Systems Incorporated (Health Revenue)	5.00	4-1-2019	1,450,000	1,475,622
Memphis-Shelby County TN Airport Authority Series A1 (Airport Revenue)	5.75	7-1-2019	1,500,000	1,680,330
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.38	7-1-2018	1,000,000	1,071,270
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.50	7-1-2019	1,505,000	1,675,787

19

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Tennessee (continued)

Metro Government Nashville & Davidson County TN (Water and Sewer Revenue)	0.90%	10-17-2016	$10,000,000	$10,000,000
Metro Government Nashville & Davidson County TN Prerefunded Bond (Education Revenue) ±	1.44	10-1-2038	4,875,000	4,874,854
Metro Government Nashville & Davidson County TN Unrefunded Bond (Education Revenue) ±	1.44	10-1-2038	5,125,000	5,119,414
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.90	6-1-2042	600,000	600,000
Shelby County TN Health Educational and Housing Facility Board Methodist Le Bonheur Healthcare Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.92	6-1-2042	2,500,000	2,500,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	5,440,000	5,632,141
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	3,300,000	3,535,191
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2019	6,225,000	6,879,870
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	8,895,000	9,322,049
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,110,000	5,517,727

				65,372,328

Texas : 12.17%

Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2017	500,000	506,215
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2017	1,500,000	1,515,315
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2018	250,000	262,480
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2019	750,000	814,545
Clear Creek TX Independent School District Series B (GO Revenue) ±	1.35	2-15-2038	12,000,000	12,060,720
Clear Creek TX Independent School District Series B (GO Revenue) ±	3.00	2-15-2032	3,750,000	3,945,450
Coastal Bend TX Health Facilities Development Corporation (Health Revenue, AGM Insured) ±(m)	0.89	7-1-2031	2,975,000	2,975,000
Corpus Christi TX Utility System Junior Lien Series B (Water & Sewer Revenue) ±	2.00	7-15-2045	12,585,000	12,617,721
Cypress Fairbanks TX School District (GO Revenue)	4.25	2-15-2021	2,775,000	2,810,909
Cypress Fairbanks TX School District Series B-1 (GO Revenue) ±	3.00	2-15-2036	10,130,000	10,658,482
Denton TX Independent School District (GO Revenue) ±	2.00	8-1-2043	7,000,000	7,192,010
Denton TX Independent School District Series A (GO Revenue) ±	2.13	8-1-2042	10,895,000	11,072,697
Denton TX Independent School District Series B (GO Revenue) ±	2.00	8-1-2044	39,075,000	40,002,641
Eagle Mountain & Saginaw TX Independent School District (GO Revenue) ±	2.00	8-1-2050	12,150,000	12,445,245
Fort Bend Independent School District School Building Series B (GO Revenue) ±	2.00	8-1-2040	11,770,000	11,868,397
Georgetown TX Independent School District (GO Revenue) ±	2.00	8-1-2034	4,620,000	4,684,357
Goose Creek TX Consolidated Independent School District (GO Revenue) ±	1.35	2-15-2040	15,160,000	15,230,949
Harlandale TX Independent School District (GO Revenue) ±	2.00	8-15-2045	22,165,000	22,523,851
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±(m)	0.89	7-1-2031	13,275,000	13,275,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±(m)	0.89	7-1-2031	10,775,000	10,775,000
Houston TX (GO Revenue)	5.00	3-1-2019	7,000,000	7,661,710
Houston TX Independent School District Limited Tax (GO Revenue)	4.25	2-15-2021	5,075,000	5,138,184
Houston TX Independent School District School House Series A2R (GO Revenue) ±	4.00	6-1-2039	43,100,000	43,964,586
Hutto TX Independent School District Series 2015 (GO Revenue) ±	3.00	2-1-2055	23,425,000	24,914,596
Laredo TX Public Property Finance Contractual Obligation (GO Revenue)	3.88	2-15-2018	1,420,000	1,465,312
Love Field TX Airport Modernization Corporation Southwest Airlines Company Project (Airport Revenue)	5.00	11-1-2016	5,000,000	5,018,200
Mansfield TX Independent School District (GO Revenue) ±	1.75	8-1-2042	8,455,000	8,506,660
North East TX Independent School District (GO Revenue) ±	2.00	8-1-2044	8,855,000	9,065,218
North East TX Independent School District Series A (GO Revenue) ±	2.00	8-1-2042	28,915,000	29,397,013

20

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)

North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00%	9-1-2017	$850,000	$880,184
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.65	4-1-2037	7,275,000	7,275,800
North Texas Tollway Authority Refunding Bond Series A (Transportation Revenue) ±	1.64	1-1-2050	17,250,000	17,248,965
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2020	1,050,000	1,174,751
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2021	1,860,000	2,132,992
Northside TX Independent School District Building Project (GO Revenue) ±	1.65	8-1-2045	6,250,000	6,312,250
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	21,195,000	21,698,169
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	6-1-2046	5,000,000	5,154,950
Northside TX Independent School District Series A (GO Revenue) ±	2.00	6-1-2039	2,845,000	2,909,269
Pasadena TX Independent School District Building Project Series B (GO Revenue) ±	3.00	2-15-2044	45,060,000	47,384,645
Pflugerville TX Independent School District Prerefunded Bond School Building Series A (GO Revenue) ±	2.00	8-15-2039	4,830,000	4,976,977
Pflugerville TX Independent School District Unrefunded Bond Balance School (GO Revenue) ±	2.00	8-15-2039	22,870,000	23,418,194
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.93	4-1-2040	7,000,000	7,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.94	4-1-2040	30,000,000	30,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	0.93	11-1-2040	10,000,000	10,000,000
San Antonio TX Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2018	510,000	544,787
San Antonio TX Junior Lien Series A (Utilities Revenue) ±	2.00	12-1-2027	20,320,000	20,636,179
San Antonio TX Junior Lien Series B (Utilities Revenue) ±	1.22	2-1-2033	26,700,000	26,620,701
San Antonio TX Junior Lien Series B (Utilities Revenue) ±	1.75	12-1-2027	11,000,000	11,107,800
San Antonio TX Junior Lien Series C (Utilities Revenue) ±	3.00	12-1-2045	12,000,000	12,664,920
San Antonio TX Junior Lien Series D (Utilities Revenue) ±	3.00	12-1-2045	12,000,000	12,822,600
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2019	655,000	722,478
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2020	920,000	1,044,366
Tarrant County TX ECFA Hendrick Medical Center Group Edgemere Project Series B (Health Revenue)	5.00	11-15-2020	1,045,000	1,164,130
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	14,000,000	14,176,680
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.27	9-15-2017	1,415,000	1,412,184
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.31	9-15-2017	13,785,000	13,752,054
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	500,000	504,215
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2017	6,450,000	6,724,319
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2018	4,500,000	4,833,630
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2019	7,000,000	7,699,720
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2017	1,745,000	1,824,659
Texas PFA Assessment Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	1-1-2018	7,495,000	7,515,836
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2017	4,000,000	4,161,120
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2018	3,395,000	3,651,662
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	2,375,000	2,631,548

21

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)

Texas Transportation Commission State Highway Fund 1st Tier Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	1.00%	4-1-2026	$17,500,000	$17,500,000
Tomball TX Independent School District Series B2 (GO Revenue) ±	3.00	2-15-2039	10,000,000	10,354,500
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	3.00	1-10-2017	405,000	407,094
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2018	640,000	661,818
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2019	1,010,000	1,071,438
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2020	500,000	541,975

				706,688,022

Utah : 0.01%

Utah Charter School Finance Authority Summit Academy Series A (Education Revenue)	5.13	6-15-2017	325,000	328,725

Vermont : 0.32%

Vermont Student Assistance Corporation Series BCL-A1 (Education Revenue) ±	2.34	6-1-2022	18,272,740	18,467,710

Virgin Islands : 0.15%

Virgin Islands PFA Matching Funding Loan Series A (Miscellaneous Revenue)	6.75	10-1-2019	1,210,000	1,251,781
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2016	7,500,000	7,500,450

				8,752,231

Virginia : 1.48%

Charles City VA EDA Solid Waste Disposal Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	8-1-2027	3,150,000	3,158,631
Fairfax County VA Redevelopment & Housing Authority Residences At Government Center II Project (Housing Revenue, FHA Insured) ±	1.00	4-1-2018	13,000,000	13,000,000
Gloucester County VA EDA Solid Waste Disposal Waste Management Services Series A (Resource Recovery Revenue) ±	1.60	9-1-2038	1,500,000	1,504,110
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2019	1,250,000	1,380,488
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2020	1,000,000	1,137,930
Halifax County VA IDA (Utilities Revenue) ±	2.15	12-1-2041	57,500,000	59,249,725
Lexington VA IDA Kendal at Lexington (Health Revenue) %%	3.00	1-1-2019	320,000	331,242
Lexington VA IDA Kendal at Lexington (Health Revenue) %%	3.00	1-1-2020	450,000	470,529
Lexington VA IDA Kendal at Lexington (Health Revenue) %%	4.00	1-1-2021	440,000	481,400
Lexington VA IDA Kendal at Lexington (Health Revenue) %%	4.00	1-1-2022	525,000	580,823
Marquis VA CDA CAB Series A (Tax Revenue) (i)	5.10	9-1-2036	2,169,000	1,720,624
Marquis VA CDA CAB Series C (Tax Revenue) (i)¤	0.00	9-1-2041	3,493,000	491,779
Marquis VA CDA Convertible CAB (Tax Revenue) 144A±	0.00	9-1-2045	680,000	449,636
Washington VA County IDA Series C (Health Revenue)	7.25	7-1-2019	1,995,000	2,174,670

				86,131,587

Washington : 0.18%

Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	1.84	1-1-2035	8,550,000	8,507,165
Washington Health Care Facilities Authority Series 2015 (Health Revenue)	5.00	7-1-2020	850,000	952,196
Washington Housing Financing Commission Nonprofit Wesley Homes Series A (Health Revenue, AGC Insured)	5.38	1-1-2017	1,110,000	1,122,754

				10,582,115

West Virginia : 0.05%

West Virginia EDA PCR Appalachian Power Company Series D (Resource Recovery Revenue)	3.25	5-1-2019	2,745,000	2,844,396

Wisconsin : 1.38%

Appleton WI RDA Fox Cities Performing Arts Center Project Series B (Miscellaneous Revenue, JPMorgan Chase & Company LOC) ø	0.86	6-1-2036	3,000,000	3,000,000

22

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Wisconsin (continued)

Johnson Creek WI School District BAN (Miscellaneous Revenue) ##		3.00%	3-1-2020	$2,550,000	$2,574,174
Milwaukee WI RDA Public Schools Refunding Bond Series A (Miscellaneous Revenue)		5.00	8-1-2018	4,320,000	4,616,611
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø		1.80	12-1-2038	1,545,000	1,545,000
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø		1.80	10-1-2042	2,160,000	2,160,000
Waukesha County WI Series B (Miscellaneous Revenue) ##		3.00	5-1-2021	17,400,000	17,933,136
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)		5.00	7-1-2022	12,620,000	14,067,514
Wisconsin HEFA Ascension Health Alliance Series B (Health Revenue) ±		4.00	11-15-2043	13,000,000	14,014,130
Wisconsin HEFA Marshfield Clinic Series B (Health Revenue, JPMorgan Chase & Company LOC) ø		0.84	1-15-2036	6,000,000	6,000,000
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)		5.00	6-1-2019	2,100,000	2,180,218
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)		4.00	3-1-2017	200,000	202,266
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue) ##		4.00	3-1-2018	300,000	310,737
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)		4.00	3-1-2019	445,000	470,935
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)		5.00	3-1-2020	375,000	417,128
Wisconsin HEFAR Series 2012 Tender Option Bond Trust Receipts Series 2015-XF1028 (Health Revenue, Deutsche Bank LIQ) 144Aø		1.04	11-15-2044	10,880,000	10,880,000

					80,371,849

Total Municipal Obligations (Cost $5,652,499,717)					5,675,122,622

Other : 1.72%

Eaton Vance Municipal Income Trust ±144A§		2.34	9-1-2019	23,000,000	22,948,250
Nuveen California AMT-Free Municipal Income Fund Institutional MuniFund Term Preferred Shares ±144A§		1.31	7-1-2018	3,000,000	2,981,310
Nuveen Enhanced Municipal Credit Opportunities Institutional MuniFund Term Preferred Shares ±144A		1.59	10-1-2017	62,000,000	61,845,000
Nuveen Texas Quality Income Municipal Fund Institutional MuniFund Term Preferred Shares ±144A		1.74	11-1-2018	12,000,000	11,969,400

Total Other (Cost $100,000,000)					99,743,960

		Yield		Shares

Short-Term Investments : 0.06%

Investment Companies : 0.05%
Wells Fargo Municipal Cash Management Fund Institutional Class ##(l)(u)		0.69		2,862,122	2,862,122

				Principal

U.S. Treasury Securities : 0.01%

U.S. Treasury Bill (z)#		0.33	12-15-2016	$925,000	924,631

Total Short-Term Investments (Cost $3,786,484)					3,786,753

Total investments in securities (Cost $5,756,286,201)*	99.51%				5,778,653,335

Other assets and liabilities, net	0.49				28,517,811

Total net assets	100.00%				$5,807,171,146

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.

23

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(i)	Illiquid security
##	All or a portion of this security is segregated for when-issued securities.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,756,370,759 and unrealized gains (losses) consists of:

Gross unrealized gains	$42,051,956
Gross unrealized losses	(19,769,380)

Net unrealized gains	$22,282,576

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
GNMA	Government National Mortgage Association
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
plc	Public limited company
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

24

Wells Fargo Short-Term Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Municipal obligations	$0	$5,675,122,622	$0	$5,675,122,622
Other	0	99,743,960	0	99,743,960
Short-term investments
Investment companies	2,862,122	0	0	2,862,122
U.S. Treasury securities	924,631	0	0	924,631

	3,786,753	5,774,866,582	0	5,778,653,335
Futures contracts	168,750	0	0	168,750

Total assets	$3,955,503	$5,774,866,582	$0	$5,778,822,085

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1. The fund had no material transfers between Level 2 and Level 3.

Derivative transactions

For the three months ended September 30, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At September 30, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at September 30, 2016	Unrealized losses
12-30-2016	JPMorgan	800 Short	5-Year U.S. Treasury Notes	$97,212,500	$(49,957)

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 97.47%

Alabama : 0.29%

Jefferson County AL Series A (GO Revenue)	4.90%	4-1-2021	$5,325,000	$5,658,931

Alaska : 0.98%

Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.89	12-1-2041	11,500,000	11,500,000
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2022	1,200,000	1,372,824
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2023	1,545,000	1,799,322
Valdez AK Marine Terminal BP Pipelines Project Series 2003B (Industrial Development Revenue)	5.00	1-1-2021	4,000,000	4,558,640

				19,230,786

Arizona : 2.37%

Arizona Health Facilities Authority Banner Health Series B (Health Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.72	1-1-2046	7,915,000	7,915,000
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project Series A (Tax Revenue)	4.00	7-1-2017	900,000	918,063
Arizona State University Board of Regents RB Series 2008-B (College & University Revenue, Lloyds TSB Bank plc LOC) (Education Revenue) ø	0.80	7-1-2034	8,400,000	8,400,000
Florence AZ IDA Legacy Traditional School Project (Education Revenue)	4.00	7-1-2018	515,000	523,534
Maricopa County AZ IDA Educational Horizon Community Learning Center Project (Education Revenue)	2.63	7-1-2021	1,500,000	1,502,640
Navajo Nation AZ Series A (Miscellaneous Revenue) 144A	4.00	12-1-2022	6,345,000	6,725,066
Navajo Arizona Tribal Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	3,372,000	3,469,383
Phoenix AZ IDA Basis Schools Projects Series A (Education Revenue) 144A	3.00	7-1-2020	1,300,000	1,316,120
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	645,000	691,369
Phoenix AZ IDA Guam Facilities Foundation Incorporated Project Series 2014 (Miscellaneous Revenue)	5.00	2-1-2017	2,845,000	2,868,614
Phoenix AZ IDA Legacy Traditional School Project Series 2015 (Education Revenue) 144A	3.00	7-1-2020	515,000	519,733
Pima County AZ IDA American Leadership Academy Project Series 2015 (Education Revenue) 144A	4.60	6-15-2025	1,530,000	1,604,205
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	1,034,600
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	3,000,000	3,124,140
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	5.50	12-15-2023	1,070,000	1,179,440
Pima County AZ Industrial Development Charter School (Education Revenue)	4.00	7-1-2017	1,125,000	1,139,670
Tempe AZ IDA Friendship Village Series A (Health Revenue)	4.00	12-1-2017	220,000	225,313
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2018	800,000	851,032
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	4.25	7-15-2019	1,320,000	1,367,414
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	5.00	7-15-2020	700,000	749,791
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	5.00	7-15-2021	500,000	541,975

				46,667,102

Arkansas : 0.24%

Boone County AR Hospital Construction Series 2006 (Health Revenue, BOK Financial Corporation NA LOC) ø	0.70	5-1-2037	4,700,000	4,700,000
Fort Smith AR Sales & Use Tax Improvement Bonds (Tax Revenue)	2.38	5-1-2027	20,000	20,029

				4,720,029

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

California : 6.98%

Alameda CA Corridor Transportation Auhority Unrefunded CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00%	10-1-2017	$425,000	$419,534
Alameda CA Corridor Transportation Authority Prerefunded CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	1,660,000	1,645,043
California Association of Bay Area Governments Financing Authority Series A (Health Revenue, Bank of America NA LOC) ø	0.81	8-1-2024	3,565,000	3,565,000
California Bay Area Toll Authority Toll Bridge Series E-3 (Transportation Revenue) ±	1.54	4-1-2047	11,600,000	11,601,972
California CDA Tender Option Bond Trust Receipts Series ZF0199 (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.04	10-1-2020	4,805,000	4,805,000
California Golden State Tobacco Securitization Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	1.39	6-1-2047	25,000,000	25,000,000
California HFFA Catholic Healthcare West Series 2005-H (Health Revenue, Sumitomo Mitsui Banking LOC) ø	0.82	7-1-2035	11,000,000	11,000,000
California Infrastructure & Economic Development Bank Colburn School Series B (Education Revenue) ±	2.04	8-1-2037	6,325,000	6,361,558
California Infrastructure & Economic Development Bank Museum Art Project Series A (Miscellaneous Revenue) ±	2.12	12-1-2037	3,000,000	3,052,020
California PCFA Refunding Bond Pacific Gas & Electric Company Series D (Industrial Development Revenue, FGIC Insured)	4.75	12-1-2023	1,515,000	1,552,042
California Refunding Bond Series B (GO Revenue) ±	1.74	5-1-2018	3,000,000	3,013,950
California Series B-1 (GO Revenue, Bank of America NA LOC) ø	0.85	5-1-2033	14,800,000	14,800,000
California Statewide CDA Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2017	1,130,000	1,175,550
California Statewide CDA Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2018	1,060,000	1,138,217
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	2,370,000	2,365,947
California Various Purpose Bonds (Miscellaneous Revenue)	6.25	10-1-2019	10,000	10,275
Chemehuevi Indian Tribe California (Miscellaneous Revenue)	2.00	7-15-2017	5,935,440	5,930,929
Compton CA Public Finance Authority Lease (Miscellaneous Revenue) 144A	4.00	9-1-2022	4,440,000	4,618,133
Delhi CA Unified School District CAB (GO Revenue, Ambac Insured) ¤	0.00	8-1-2019	1,460,000	1,330,571
Grossmont CA Union High School District Floaters Series 2015 (GO Revenue, Citibank NA LIQ) 144Aø	0.99	2-1-2017	7,525,000	7,525,000
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.15	7-1-2027	11,805,000	11,101,068
Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Bank of Montreal LOC) ø	0.80	7-1-2032	2,000,000	2,000,000
Riverside CA Tender Option Bond Trust Receipts Series 2016 (GO Revenue, AGM/National Insured, Bank of America NA LIQ) 144Aø	0.68	8-1-2032	7,625,000	7,625,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12-1-2017	1,455,000	1,510,261
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-2018	2,110,000	2,277,407
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144Aø	0.90	11-1-2039	2,190,000	2,190,000

				137,614,477

Colorado : 0.87%

Colorado ECFA Rocky Mountain Classical Academy Project (Education Revenue)	6.38	9-1-2023	1,905,000	1,976,476
Colorado ECFA Vanguard School Project (Education Revenue)	4.00	6-15-2021	250,000	274,402
Colorado ECFA Vanguard School Project (Education Revenue)	4.00	6-15-2022	515,000	571,841
Colorado ECFA Windsor Charter Academy (Education Revenue) 144A	3.88	9-1-2026	570,000	566,044
Colorado Health Facilities Authority Catholic Health Series A (Health Revenue)	5.00	2-1-2022	3,415,000	3,898,393
Colorado Health Facilities Authority Christian Living Neighborhoods Project (Health Revenue) %%	1.25	1-1-2017	170,000	170,034
Colorado Health Facilities Authority Christian Living Neighborhoods Project (Health Revenue) %%	4.00	1-1-2018	250,000	257,715
Colorado Health Facilities Authority Christian Living Neighborhoods Project (Health Revenue) %%	4.00	1-1-2019	385,000	404,339
Colorado Health Facilities Authority Christian Living Neighborhoods Project (Health Revenue) %%	1.25	1-1-2017	170,000	170,034
Colorado Health Facilities Authority Series C (Health Revenue) ø	0.66	12-1-2045	5,000,000	5,000,000
Colorado Health Facilities Authority Unrefunded Balance (Health Revenue)	5.25	6-1-2024	980,000	983,322

2

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)

Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50%	11-1-2029	$2,855,000	$3,107,953

				17,210,519

Connecticut : 3.15%

Connecticut Economic Recovery Notes Series A-4 (GO Revenue) ø	1.03	1-1-2018	13,000,000	13,000,000
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2017	1,070,000	1,100,602
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2020	500,000	568,325
Connecticut HEFA Yale New Haven Health Series D (Health Revenue, Bank of America NA LOC) ø	0.83	7-1-2048	5,000,000	5,000,000
Connecticut Series A (Miscellaneous Revenue) ±	1.39	3-1-2021	2,700,000	2,709,126
Connecticut Series A (Miscellaneous Revenue) ±	1.56	5-15-2018	2,000,000	2,003,820
Connecticut Series A (Miscellaneous Revenue) ±	1.72	4-15-2018	5,000,000	5,006,750
Connecticut Series A (Miscellaneous Revenue) ±	2.09	4-15-2020	7,000,000	7,066,290
Connecticut Series A (Miscellaneous Revenue) ±	2.19	3-1-2019	4,050,000	4,050,081
Connecticut Series D (GO Revenue) ±	1.61	9-15-2018	1,000,000	1,002,380
Connecticut Series D (GO Revenue) ±	1.76	9-15-2019	3,345,000	3,367,244
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2019	1,835,000	2,013,545
Hartford CT EDA Series B (Transportation Revenue, Bank of America NA SPA) ø	0.85	6-15-2034	15,100,000	15,100,000

				61,988,163

Delaware : 0.11%

Delaware EDA Odyssey Charter School Project Series A (Education Revenue) 144A	6.25	9-1-2025	2,035,000	2,097,943

District of Columbia : 0.11%

District of Columbia Georgetown University Series B-1 (Education Revenue, Bank of America NA LOC) ø	0.86	4-1-2041	2,225,000	2,225,000

Florida : 4.42%

Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,000,000	5,224,650
Eustis FL Multi-Purpose Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.92	12-1-2027	605,000	605,000
Florida Cityplace Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2017	500,000	509,220
Florida Cityplace Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2018	1,375,000	1,440,092
Florida Development Finance Corporate Educational Facilities Charter Foundation Projects Series A (Education Revenue) 144A	4.00	7-15-2026	2,500,000	2,487,850
Florida Mid-Bay Bridge Authority Series B (Transportation Revenue)	5.00	10-1-2016	2,000,000	2,000,240
Florida Village Community Development District #10 Special Assignment (Miscellaneous Revenue)	5.13	5-1-2024	3,770,000	4,329,430
Lakeland FL Hospital System Lakeland Regional Health System (Health Revenue)	5.00	11-15-2022	4,495,000	5,297,402
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2017	1,000,000	1,013,280
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A (Education Revenue) 144A	5.00	9-15-2025	1,000,000	1,045,510
Miami-Dade County FL School Board Certificate of Participation Series 3 (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.97	9-25-2024	6,450,000	6,450,000
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	1.02	9-25-2024	6,460,000	6,460,000
Miami-Dade County FL Seaport Series A (Airport Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.90	10-1-2050	20,600,000	20,600,000
North Brevard County FL Parrish Medical Center Project (Health Revenue)	5.50	10-1-2018	500,000	537,155
Orange County FL IDA Central Florida Kidney Center Project (Industrial Development Revenue, SunTrust Bank LOC) ø	0.90	12-1-2020	2,750,000	2,750,000
Orange County FL Tourist Development Tax (Miscellaneous Revenue, Ambac/MBIA Insured)	6.00	10-1-2016	85,000	85,013
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2017	545,000	547,136

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)

Sumter County FL Village Community Development District #5 Special Assessment Bond Phase I (Miscellaneous Revenue)	3.00%	5-1-2018	$565,000	$570,062
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2017	780,000	783,058
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2018	805,000	812,213
Volusia County FL Eclipse Funding Trust Series 0036 (Miscellaneous Revenue, U.S. Bank NA LOC, AGM Insured, U.S. Bank NA LIQ) 144Aø	0.65	8-1-2032	20,395,000	20,395,000
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	3,055,000	3,055,275

				86,997,586

Georgia : 1.44%

Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.85	11-1-2038	5,000,000	5,055,500
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project Second Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	2,000,000	2,007,360
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.40	1-1-2040	5,720,000	5,889,484
Cherokee County GA Water & Sewage Authority (Water & Sewer Revenue, National Insured)	6.90	8-1-2018	5,000	5,026
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue) ±	2.35	7-1-2022	6,000,000	6,204,960
Gainesville & Hall County GA Hospital Authority Health System Project Series B (Health Revenue) ±	1.59	8-15-2035	6,000,000	6,030,240
Georgia Private Colleges & Universities Authority (Education Revenue)	5.00	10-1-2019	1,325,000	1,465,609
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2024	2,500,000	1,657,025

				28,315,204

Guam : 0.13%

Guam Government Business Privilege Series D (Tax Revenue)	5.00	11-15-2020	1,350,000	1,521,558
Guam Government Waterworks Authority Water & Wastewater System Series 2014A (Water & Sewer Revenue)	5.00	7-1-2020	1,000,000	1,119,840

				2,641,398

Hawaii : 0.55%

Hawaii Department of Budget and Finance Queens Health System Series B (Health Revenue) ±	1.29	7-1-2039	10,765,000	10,765,000

Illinois : 15.21%

Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	10,255,000	8,648,349
Chicago IL Board of Education Series A3 (GO Revenue) ±	1.67	3-1-2036	17,200,000	16,064,112
Chicago IL Capital Appreciation City Colleges Series 1999 (GO Revenue, National Insured) ¤	0.00	1-1-2024	9,975,000	7,678,755
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2021	1,450,000	1,551,747
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2023	2,400,000	2,614,536
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2022	1,810,000	1,958,094
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2024	2,460,000	2,692,790
Chicago IL Neighborhoods Alive 21 Series B (GO Revenue)	5.00	1-1-2026	5,835,000	6,309,502
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 C (Airport Revenue)	5.00	1-1-2022	695,000	815,492
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 D (Airport Revenue)	5.00	1-1-2021	500,000	576,740
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2023	1,350,000	1,615,396
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2024	1,415,000	1,687,656
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	5.00	1-1-2022	1,500,000	1,732,185
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	5.00	1-1-2023	1,175,000	1,383,445
Chicago IL Park District Limited Tax Series B (GO Revenue)	5.00	1-1-2022	4,495,000	5,190,781

4

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Chicago lL Series A (Tax Revenue)	5.00%	1-1-2022	$3,000,000	$3,193,110
Chicago IL Series A (Tax Revenue)	5.00	1-1-2029	5,000,000	5,315,450
Chicago IL Series A (GO Revenue)	5.25	1-1-2022	2,395,000	2,475,640
Chicago IL Series C (GO Revenue)	5.00	1-1-2021	1,000,000	1,062,810
Chicago IL Series C (GO Revenue)	5.00	1-1-2022	2,250,000	2,416,117
Chicago IL Series C (GO Revenue)	5.00	1-1-2023	2,500,000	2,703,000
Chicago IL Series C (GO Revenue)	5.00	1-1-2025	4,865,000	5,296,525
Chicago IL Series D (GO Revenue, Ambac Insured)	5.00	12-1-2022	3,915,000	3,942,405
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	1,140,000	1,147,900
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A (Tax Revenue)	5.00	6-1-2022	1,635,000	1,867,497
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGC Insured)	5.25	6-1-2022	2,100,000	2,214,681
Chicago IL Transit Authority Capital Grant Receipts Bond Refunding Series 2011 (Miscellaneous Revenue, AGM Insured)	5.25	6-1-2024	4,450,000	5,033,884
Chicago IL Unrefunded Balance Series A (GO Revenue, AGM Insured)	5.00	1-1-2024	305,000	307,425
Chicago IL Wastewater Transmission Second Lien Series A (Water & Sewer Revenue)	4.00	1-1-2018	675,000	694,487
Chicago IL Waterworks Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2021	1,000,000	1,003,540
Cook County IL Refunding Bonds Series 2010 G (GO Revenue)	5.00	11-15-2026	1,000,000	1,107,630
Cook County IL School District #123 Oak Lawn CAB (GO Revenue, National Insured) ¤	0.00	12-1-2021	1,090,000	948,442
Cook County IL Series A (GO Revenue)	5.00	11-15-2021	2,250,000	2,585,475
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	11,040,000	12,543,353
Cook County IL Series C (GO Revenue, National Insured)	5.00	11-15-2020	1,150,000	1,190,583
Cook County IL Series C (GO Revenue, National Insured)	5.00	11-15-2021	5,000,000	5,176,450
DeWitt & Ford Counties IL Community College District #540 (GO Revenue, AGM Insured)	5.00	12-1-2021	5,920,000	6,179,947
DuPage County IL Forest Preservation District Series 2015 (GO Revenue)	5.00	1-1-2023	2,455,000	2,980,665
Huntley IL Special Service Area #6 (Tax Revenue, AGC Insured)	4.60	3-1-2017	251,000	252,767
Illinois Finance Authority Carle Foundation Series D (Health Revenue, JPMorgan Chase & Company LOC) ø	0.87	2-15-2033	5,000,000	5,000,000
Illinois Finance Authority Edward Hospital Obligated Group Series B-2 (Health Revenue, JPMorgan Chase & Company LOC) ø	0.83	2-1-2040	12,000,000	12,000,000
Illinois Finance Authority Little Company of Mark Hospital Series B (Health Revenue, Barclays Bank plc LOC) ø	0.90	8-15-2035	11,315,000	11,315,000
Illinois Finance Authority OSF Healthcare System Series F (Health Revenue, Barclays Bank plc LOC) ø	0.88	11-15-2037	10,000,000	10,000,000
Illinois Municipal Electric Agency Power Series A (Utilities Revenue, National Insured)	5.25	2-1-2021	3,840,000	3,897,946
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,050,000	5,633,325
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2020	5,000,000	5,486,050
Illinois Sales Tax Series 2016 (Tax Revenue, Bank of America NA LIQ) 144Aø	1.20	6-15-2034	8,310,000	8,310,000
Illinois Series 2006 (GO Revenue)	5.00	1-1-2025	5,025,000	5,044,195
Illinois Series 2012 (Miscellaneous Revenue)	5.00	8-1-2021	5,620,000	6,257,870
Illinois Series 2013 (Miscellaneous Revenue)	5.00	7-1-2022	1,900,000	2,140,521
Illinois Series 2013 (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2023	4,875,000	5,683,860
Illinois Series A (GO Revenue)	5.00	4-1-2020	2,000,000	2,181,080
Illinois Series A (GO Revenue)	5.00	4-1-2023	3,500,000	3,973,865
Illinois Series B (GO Revenue)	5.01	4-1-2028	7,415,000	7,453,632
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2018	4,105,000	3,933,247
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	3,795,000	3,221,158
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2023	7,720,000	6,314,960
Kane County IL Aurora West School District #129 (GO Revenue, AGM Insured)	5.00	2-1-2022	6,290,000	7,324,328
Kane, Cook & DuPage Counties IL School District #46 Prerefunded CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2021	510,000	482,858
Kane, Cook & DuPage Counties IL School District #46 Unrefunded CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2021	595,000	547,638

5

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Kendall, Kane & Will Counties IL Community Unit School District #308 Oswego Prerefunded Series C (GO Revenue, AGM Insured) ¤	0.00%	10-1-2017	$1,325,000	$1,311,220
Kendall, Kane & Will Counties IL Community Unit School District #308 Oswego Unrefunded Series C (GO Revenue, AGM Insured) ¤	0.00	10-1-2017	25,000	24,649
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2017	1,610,000	1,594,319
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2018	1,000,000	955,530
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	1,100,000	1,010,515
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	1,175,000	1,106,357
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2018	4,000,000	3,941,480
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,152,460
Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2025	1,000,000	1,133,460
Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2022	1,390,000	1,162,082
Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2023	865,000	696,143
Metropolitan Pier & Exposition Authority McCormick Series B (Tax Revenue)	5.00	12-15-2022	11,520,000	11,785,997
Romeoville IL Series B (GO Revenue, AGC Insured) ¤	0.00	12-30-2023	3,410,000	2,488,891
Romeoville IL Series B (GO Revenue, AGC Insured) ¤	0.00	12-30-2024	2,840,000	1,953,267
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2021	7,410,000	7,540,712
St. Clair County IL School District Series B (GO Revenue, National Insured)	4.75	1-1-2018	655,000	675,344
University of Illinois Auxiliary Facilities (Education Revenue, JPMorgan Chase & Company SPA) ø	0.99	4-1-2038	7,580,000	7,580,000
Will County IL School District #114 CAB Series C (GO Revenue, National Insured) ¤	0.00	12-1-2021	855,000	767,602
Winnebago & Boone Counties IL School District #205 Series A (GO Revenue) ¤	0.00	2-1-2021	1,305,000	1,198,995
Winnebago & Boone Counties IL School District #205 Series B (GO Revenue) ¤	0.00	2-1-2021	3,400,000	3,123,818

				299,563,737

Indiana : 3.07%

Indiana Finance Authority Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2025	1,660,000	1,888,267
Indiana Finance Authority Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2027	700,000	786,905
Indiana Finance Authority Health System Sisters Saint Francis Series A (Health Revenue, JPMorgan Chase & Company LOC) ø	0.90	11-1-2041	10,000,000	10,000,000
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	16,205,000	16,389,089
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.30	11-15-2031	11,000,000	10,999,780
Indiana HFFA Ancilla System Incorporated (Health Revenue, National Insured)	5.25	7-1-2022	325,000	326,258
Indiana Housing and Community Development Authority Series A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured) ø	1.29	7-1-2039	4,735,000	4,735,000
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2017	625,000	632,244
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2018	400,000	413,504
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.59	12-1-2044	11,400,000	11,270,952
Whiting IN BP Products North America Incorporated Project (Industrial Development Revenue) ±	1.85	6-1-2044	2,950,000	2,972,745

				60,414,744

Iowa : 0.13%

Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.88	12-1-2016	1,950,000	1,956,357

6

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Iowa (continued)

Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13%	12-1-2017	$620,000	$636,796

				2,593,153

Kansas : 0.93%

Wyandotte County & Kansas City KS Special Obligation Refunding and Improvement Bonds Plaza Redevelopment Project (Tax Revenue)	4.00	12-1-2028	1,000,000	1,015,860
Wyandotte County & Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	49,000,000	17,255,350

				18,271,210

Kentucky : 1.24%

Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	2.59	2-1-2040	7,650,000	7,650,000
Christian County KY Jennie Stuart Medical Center (Health Revenue, AGC Insured)	5.25	2-1-2018	1,040,000	1,063,837
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	2.75	11-15-2018	300,000	303,888
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	3.00	11-15-2019	350,000	357,130
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	3.35	11-15-2020	335,000	344,283
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	5.00	11-15-2025	1,500,000	1,612,485
Kentucky EDFA Masonic Homes of Kentucky (Health Revenue)	4.00	11-15-2016	740,000	742,042
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2022	1,000,000	872,890
Kentucky Housing Corporate Watterson Lakeview Project (Housing Revenue)	0.95	7-1-2018	5,000,000	4,983,550
Kentucky Municipal Power Agency Prairie State Project Series B (Utilities Revenue) ±	2.04	9-1-2042	6,500,000	6,498,180

				24,428,285

Louisiana : 0.63%

Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A1 (Airport Revenue) ±	1.38	10-1-2037	100,000	100,000
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	5-15-2025	1,445,000	1,448,714
St. Bernard Parish LA Series 2012 (Tax Revenue)	4.00	3-1-2019	3,355,000	3,560,393
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B-1 (Industrial Development Revenue) ø	0.83	11-1-2040	7,250,000	7,250,000

				12,359,107

Maine : 0.67%

Maine Eclipse Funding Trust Various States Solar Eclipse (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144Aø	0.67	7-1-2037	13,135,000	13,135,000

Maryland : 1.28%

Baltimore MD Series A (Water & Sewer Revenue, National Insured)	5.65	7-1-2020	4,100,000	4,442,965
Howard County MD Housing Commission Series A (Housing Revenue) ±	2.09	7-1-2034	6,665,000	6,655,669
Maryland Community Development Administration Pleasant View Gardens Townhouses Series F (Housing Revenue)	1.20	7-1-2018	12,300,000	12,255,351
Prince Georges County MD Chesapeake Lighthouse Charter School Project Series 2015 (Education Revenue) 144A	5.25	8-1-2022	1,790,000	1,820,430

				25,174,415

7

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts : 1.20%

Massachusetts Development Finance Agency Sabis International Charter School Series 2015 (Education Revenue)	5.00%	4-15-2025	$1,000,000	$1,161,150
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2018	750,000	794,017
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2019	6,000,000	6,506,460
Massachusetts HEFA Milford Regional Medical Center Series E (Health Revenue)	5.00	7-15-2022	2,250,000	2,317,252
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	1.27	1-1-2018	3,000,000	3,001,140
Massachusetts Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.96	8-1-2025	9,895,000	9,895,000

				23,675,019

Michigan : 4.98%

Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2021	1,405,000	1,669,660
Clarkston MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	5,000,000	5,942,200
Constantine MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	350,000	396,018
Constantine MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,393,560
Detroit MI Distribution of State Aid (GO Revenue)	4.50	11-1-2023	975,000	1,019,353
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2017	3,015,000	2,932,811
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,245,000	1,244,278
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2018	3,425,000	3,417,259
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2020	1,600,000	1,810,368
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2021	1,600,000	1,858,080
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,161,300
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	724,948
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,701,304
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,475,000	1,752,949
Ingham County MI Williamston Community Schools Series A (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,181,620
Ingham County MI Williamston Community Schools Series A (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,155,090
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.88	10-1-2023	2,500,000	2,757,250
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.40	10-1-2020	500,000	521,015
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.60	10-1-2021	500,000	529,920
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.80	10-1-2022	500,000	538,770
Michigan Finance Authority Limited Obligation Cesar Chavez Academy Project (Education Revenue)	4.25	2-1-2017	345,000	345,659
Michigan Finance Authority Refunding Bond Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2020	1,500,000	1,616,655
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2018	3,100,000	3,292,944
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2019	1,500,000	1,634,295
Michigan Finance Authority Series H-1 (Tax Revenue)	5.00	10-1-2021	1,565,000	1,779,640
Michigan Finance Authority St. John Health System Series A (Health Revenue, Ambac Insured)	5.00	5-15-2018	300,000	301,095
Michigan Financial Authority Local Government Loan Program Series C7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,000,000	2,361,440
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2022	2,700,000	3,200,958
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2023	2,000,000	2,420,780
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	6,355,000	7,371,482
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,080,000	2,455,898
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2023	3,670,000	4,405,835

8

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)

Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00%	7-1-2024	$2,130,000	$2,597,003
Michigan Housing Development Authority Series E (Housing Revenue) ±	1.37	4-1-2042	9,835,000	9,769,499
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2019	500,000	503,620
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2018	595,000	596,166
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.13	5-1-2020	500,000	503,805
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2023	1,900,000	1,922,116
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	1,500,000	1,503,060
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	7,500,000	7,664,175
Southfield MI Public Schools (GO Revenue, National/Qualified School Board Loan Fund Insured)	4.38	5-1-2025	1,950,000	1,987,304
Tender Option Bond Trust Receiipts Portage Public School (GO Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	1.00	5-1-2031	5,000,000	5,000,000
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-2022	1,000,000	1,129,390

				98,070,572

Minnesota : 0.54%

Hayward MN HCFR St. John’s Lutheran Home of Albert Lea Project Series 2015 (Health Revenue)	2.75	11-1-2017	5,000,000	5,015,750
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.92	8-15-2034	3,200,000	3,200,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144Aø	0.87	1-1-2035	2,000,000	2,000,000
St. Paul MN Housing & RDA Charter School Hmong College Prep Academy Series A (Miscellaneous Revenue)	4.75	9-1-2022	500,000	534,075

				10,749,825

Mississippi : 0.59%

Mississippi HFFA Baptist Health System Series A (Health Revenue) ±	1.94	8-15-2036	5,000,000	4,959,350
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	0.94	2-1-2022	6,600,000	6,600,000

				11,559,350

Nevada : 0.31%

Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	5.00	9-1-2018	700,000	744,205
Clark County NV Department of Aviation Subordinated Lien Series D-3 (Airport Revenue, Bank of America NA LOC) ø	0.84	7-1-2029	4,000,000	4,000,000
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	3.00	6-1-2017	675,000	680,083
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	4.00	6-1-2018	665,000	683,839

				6,108,127

New Jersey : 4.69%

Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2017	2,100,000	2,124,990
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2018	1,230,000	1,290,122
Hudson County NJ Qualified General and Water Improvements Series 2012A and 2012B (GO Revenue, AGM Insured)	4.00	9-1-2018	1,140,000	1,199,633
New Jersey EDA Elite Pharmaceuticals Project Series A (Industrial Development Revenue)	6.50	9-1-2030	415,000	384,987

9

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)

New Jersey EDA Port Newark Container Series B (Industrial Development Revenue, Sovereign Bank LOC) ø	1.00%	7-1-2030	$11,200,000	$11,200,000
New Jersey EDA School Facilities Construction Notes Series C (Miscellaneous Revenue) ±	2.64	2-1-2018	6,500,000	6,548,555
New Jersey EDA School Facilities Construction Project Prerefunded Series EE (Miscellaneous Revenue)	5.50	9-1-2021	2,025,000	2,407,361
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.39	9-1-2027	12,500,000	11,473,000
New Jersey EDA School Facilities Construction Project Series K (Miscellaneous Revenue, Ambac Insured)	5.25	12-15-2020	3,000,000	3,388,350
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2024	1,645,000	1,929,552
New Jersey EDA School Facilities Construction Project Unrefunded Series EE (Miscellaneous Revenue)	5.50	9-1-2021	750,000	853,553
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2020	500,000	563,325
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2021	585,000	661,933
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2021	900,000	1,031,265
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2023	400,000	461,796
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	12,000,000	8,141,520
New Jersey TTFA Series A (Transportation Revenue)	5.00	6-15-2022	4,510,000	5,072,532
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,900,000	2,139,628
New Jersey TTFA Series A (Transportation Revenue)	5.25	6-15-2022	2,785,000	3,163,342
New Jersey TTFA Series AA (Transportation Revenue)	2.50	6-15-2018	2,150,000	2,189,152
New Jersey TTFA Series AA (Transportation Revenue)	4.00	6-15-2018	2,900,000	3,025,976
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2023	4,665,000	5,390,687
New Jersey TTFA Series B (Transportation Revenue)	5.00	6-15-2020	2,000,000	2,212,520
New Jersey TTFA Series D (Transportation Revenue)	5.00	12-15-2023	6,960,000	8,083,901
Newark NJ Housing Authority (Miscellaneous Revenue, National Insured)	5.25	1-1-2019	2,995,000	3,246,969
Paterson NJ General Improvement (GO Revenue, AGM Insured)	5.00	6-15-2020	400,000	434,148
South Jersey NJ Port Corporate Marine Terminal Series S-2 (Airport Revenue)	5.00	1-1-2023	1,665,000	1,850,481
South Jersey NJ Port Corporate Marine Terminal Series S-2 (Airport Revenue)	5.00	1-1-2024	1,750,000	1,939,228

				92,408,506

New Mexico : 0.87%

New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	1.49	12-1-2028	260,000	257,769
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.10	11-1-2039	17,100,000	16,972,434

				17,230,203

New York : 10.89%

Albany NY IDA Foundation State University Project Series A (Education Revenue) ø	1.14	7-1-2032	3,030,000	3,030,000
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A (Education Revenue)	3.88	4-15-2023	1,000,000	1,008,890
East Rochester NY Housing Authority Home Good Sheperd Project Series A (Housing Revenue, Citizens Bank LOC) ø	1.01	12-1-2036	2,655,000	2,655,000
Metropolitan Transportation Authority Subseries E-2 (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.84	11-15-2050	10,000,000	10,000,000
Monroe County NY Greece NewYork Centrlal School (GO Revenue)	2.00	6-30-2017	7,900,000	7,952,535
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-2025	7,195,000	7,208,671
New York City NY Municipal Water Finance Authority Water and Sewer System Series CC (Water & Sewer Revenue, Barclays Bank plc SPA) ø	0.90	6-15-2041	13,000,000	13,000,000
New York City NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	1.02	11-1-2022	8,650,000	8,650,000
New York Housing Finance Agency Historic Front Series A (Housing Revenue, Landesbank Hessen-Thüringen LOC) ø	0.83	11-1-2036	14,000,000	14,000,000

10

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)

New York Housing Finance Agency Manhattan Residential Market Series A (Housing Revenue, Bank of China LOC) ø	0.79%	11-1-2049	$3,000,000	$3,000,000
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.62	4-1-2017	625,000	624,219
New York Metropolitan Transportation Authority Dedicated Tax Fund (Tax Revenue) ±	1.79	11-1-2019	7,500,000	7,558,875
New York NY Adjusted Fiscal 2015 Sub Series F-4 (GO Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.84	6-1-2044	10,000,000	10,000,000
New York NY Adjusted Fiscal 2017 Sub Series A-5 (GO Revenue, Landesbank Hessen-Thüringen SPA) ø	0.92	8-1-2044	10,000,000	10,000,000
New York NY Energy Research & Development Authority Gas Facilities Brooklyn Union Gas Project Series A1 (Utilities Revenue, National Insured) ±(m)(n)	1.37	12-1-2020	8,250,000	7,961,250
New York NY Industrial Development Agency Congregation Machine Chaim Incorporated (Miscellaneous Revenue, Santander Bank NA LOC) ø	1.11	5-1-2036	7,050,000	7,050,000
New York NY Series A-6 (GO Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.96	11-1-2026	7,000,000	7,000,000
New York NY Series I-3 (GO Revenue, Bank of America NA LOC) ø	0.90	4-1-2036	3,700,000	3,700,000
New York NY Series J-4 (GO Revenue) ±	1.39	8-1-2025	6,700,000	6,700,268
New York NY Transitional Finance Authority NYC Recovery Series 3 Sub-Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	1.02	8-1-2031	10,000,000	10,000,000
New York NY Transitional Finance Authority Sub Series 2E (Tax Revenue, Dexia Credit Local SPA) ø	1.05	11-1-2022	4,505,000	4,505,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.96	8-1-2023	16,050,000	16,050,000
New York Tender Option Bond Trust Receipts Series 2016 (Health Revenue, Barclays Bank plc LIQ) 144Aø	0.94	7-1-2024	5,370,000	5,370,000
New York Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	6-1-2022	3,000,000	3,080,820
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2021	9,500,000	9,756,595
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	13,925,000	13,929,456
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2020	10,000,000	11,370,100
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2017	250,000	255,138
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2018	500,000	527,375
Oyster Bay NY (GO Revenue)	3.75	3-31-2017	1,350,000	1,356,386
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-2017	1,000,000	1,029,450
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2019	575,000	629,332
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2020	625,000	702,163
Suffolk County NY Village of Ocean Beach Bond Anticipation Notes (GO Revenue)	2.00	4-13-2017	4,000,000	4,018,400
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2017	900,000	906,471

				214,586,394

Ohio : 1.98%

Akron OH Sanitary Sewer System Improvement Project (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2017	750,000	781,777
Alliance OH Hospital Alliance Obligated Group (Health Revenue, JPMorgan Chase & Company LOC, AGC Insured) ±	0.85	12-1-2032	4,650,000	4,650,000
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2020	1,000,000	1,010,700
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2022	5,000,000	5,053,500
Ohio Air Quality Development Authority PCR Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10	3-1-2023	2,000,000	1,831,960
Ohio University Hospital Health System Series B (Health Revenue) ø	1.20	1-15-2033	5,000,000	5,000,000
Ohio University Hospital Health System Series B (Health Revenue) ø	1.20	1-15-2045	10,000,000	10,000,000
Ohio Water Development Authority First Energy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	7,000,000	6,349,630

11

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)

Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75%	7-1-2033	$5,000,000	$4,413,950

				39,091,517

Oklahoma : 0.11%

Comanche County OK Hospital Authority Series A (Health Revenue)	5.00	7-1-2018	795,000	827,873
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	1,330,000	1,341,491

				2,169,364

Oregon : 0.15%

Polk County OR Hospital Facility Authority Dallas Retirement Village Project Series A (Health Revenue)	3.63	7-1-2020	3,000,000	3,007,830

Other : 0.10%

Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	1,826,820	1,887,452

Pennsylvania : 5.52%

Allegheny County PA IDA Carnegie Museums of Pittsburgh (Miscellaneous Revenue, Citizens Bank LOC) ø	0.91	8-1-2032	4,500,000	4,500,000
Allegheny County PA Penn Hills Schools District Series 2015 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2022	340,000	391,296
Allegheny County PA Penn Hills Schools District Series 2015 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2023	1,025,000	1,197,190
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	3.50	12-1-2035	2,000,000	1,754,320
Beaver County PA IDA Pollution Control First Nuclear General Project Series A (Utilities Revenue) ±	2.70	4-1-2035	2,500,000	2,381,875
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	2.34	11-1-2039	8,750,000	8,817,637
Delaware County PA IDA Chester Charter School Series A (Education Revenue) 144A	4.38	6-1-2026	1,785,000	1,801,386
Delaware County PA IDA Chester Community Charter School (Education Revenue)	4.50	8-15-2017	1,040,000	1,048,039
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	1,191,000	1,232,745
Fulton County PA IDA Medical Center Project (Health Revenue)	2.40	7-1-2020	3,125,000	3,151,844
Montgomery County PA HEFAR Arcadia University (Education Revenue)	5.00	4-1-2022	1,575,000	1,781,892
Montgomery County PA HEFAR Arcadia University (Education Revenue)	5.00	4-1-2023	1,655,000	1,899,526
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.60	3-1-2034	7,500,000	7,698,750
Montgomery County PA IDA Peco Energy Company Project Series B (Industrial Development Revenue) ±	2.55	6-1-2029	10,340,000	10,527,257
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ±	0.90	6-1-2044	2,000,000	2,000,000
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.70	8-1-2045	3,000,000	3,000,000
Pennsylvania HEFAR Shippensburg University Student Services (Education Revenue)	4.00	10-1-2017	550,000	561,143
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2019	4,650,000	4,981,824
Pennsylvania Public School Building Authority Series A (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2031	8,885,000	8,947,906
Pennsylvania Public School Building Authority Albert Gallatin Area School District Project (Miscellaneous Revenue) ±	1.15	9-1-2024	3,865,000	3,854,526
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	1.52	12-1-2018	11,150,000	11,136,732
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	2.11	12-1-2020	10,000,000	10,102,600
Philadelphia PA Authority for Industrial Development Tacony Academy Christian School Project Series A-1 (Education Revenue)	6.25	6-15-2023	730,000	824,382
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2017	1,500,000	1,536,735
Philadelphia PA School District Series B (GO Revenue)	3.13	9-1-2020	200,000	205,036

12

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)

Philadelphia PA School District Series D (GO Revenue)	5.00%	9-1-2021	$2,000,000	$2,239,200
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2023	5,770,000	6,306,091
Philadelphia PA School District Series E (GO Revenue, BHAC Insured)	5.38	9-1-2028	2,425,000	2,602,437
Scranton PA (GO Revenue)	5.00	11-15-2026	2,125,000	2,319,076

				108,801,445

Puerto Rico : 0.84%

Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	1,027,340
Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, Ambac Insured) ¤	0.00	7-1-2017	1,890,000	1,857,530
Puerto Rico Highway & Transportation Authority Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2017	3,185,000	3,228,157
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2019	1,840,000	1,944,438
Puerto Rico Municipal Finance Authority Series C (Miscellaneous Revenue, AGM Insured)	5.25	8-1-2017	300,000	309,252
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	7,050,000	7,926,738
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	2,800,000	271,572

				16,565,027

Rhode Island : 0.42%

Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2022	1,940,000	2,228,226
Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2023	1,585,000	1,844,480
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	975,000	977,028
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	4-1-2027	15,000	15,121
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	2.25	6-1-2041	3,135,000	3,147,979

				8,212,834

South Carolina : 0.93%

Lee County SC School Facilities Incorporated (Miscellaneous Revenue, AGM Insured) %%	2.00	6-1-2020	185,000	187,242
Lee County SC School Facilities Incorporated (Miscellaneous Revenue, AGM Insured) %%	4.00	12-1-2019	560,000	602,106
Lee County SC School Facilities Incorporated (Miscellaneous Revenue, AGM Insured) %%	4.00	12-1-2020	375,000	409,560
South Carolina Jobs EDA Brashier Charter LLC Project (Education Revenue, SunTrust Bank LOC) ø	0.90	12-1-2038	6,860,000	6,860,000
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	985,000	1,053,408
Tender Option Bond Trust Recei Tengen (Utilities Revenue, Royal Bank of Canada LIQ) 144Aø	0.71	7-1-2018	9,300,000	9,300,000

				18,412,316

South Dakota : 0.05%

South Dakota HEFA (Health Revenue)	4.50	9-1-2019	990,000	1,081,743

Tennessee : 1.86%

Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.90	6-1-2042	12,700,000	12,700,000
Shelby County TN Health Educational and Housing Facility Board Methodist Le Bonheur Healthcare Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.92	6-1-2042	12,500,000	12,500,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,655,000	1,713,455

13

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Tennessee (continued)

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25%	9-1-2018	$4,000,000	$4,285,080
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2020	4,720,000	5,364,186

				36,562,721

Texas : 7.64%

Arlington TX Higher Education Finance Corporate Education Series A (Education Revenue)	4.00	6-15-2026	725,000	724,964
Austin TX Airport Systems Bond (Airport Revenue)	5.00	11-15-2026	1,655,000	2,005,231
Austin TX Community College District Series A (Education Revenue)	4.00	2-1-2023	300,000	345,390
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2021	1,000,000	1,153,480
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2023	500,000	602,410
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A (Education Revenue)	4.63	8-15-2025	8,905,000	9,578,841
Clifton TX Higher Education Finance Corporation Uplift Education Series A (Education Revenue)	4.00	12-1-2025	3,740,000	4,131,728
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50	12-15-2016	20,000	20,116
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-2017	1,100,000	1,112,628
Guadalupe County TX City of Seguin Board of Managers Hospital Mortgage Revenue Refunding and Improvement Bonds Series 2015 (Health Revenue)	5.00	12-1-2016	1,000,000	1,006,550
Guadalupe County TX City of Seguin Board of Managers Hospital Mortgage Revenue Refunding and Improvement Bonds Series 2015 (Health Revenue)	5.00	12-1-2017	725,000	753,775
Houston TX Independent School District Series B (GO Revenue) ±	1.70	6-1-2036	14,000,000	14,185,500
Houston TX Midtown RDA Series 2011 (Tax Revenue)	5.00	1-1-2017	2,270,000	2,290,952
Houston TX Public Improvement Refunding Bonds Series A (GO Revenue)	5.00	3-1-2020	11,000,000	12,414,710
Hunt TX Memorial Hospital Series 1998 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.95	8-15-2017	1,395,000	1,395,000
Lewisville TX Independent School District Series B (GO Revenue)	5.00	8-15-2024	5,290,000	6,567,905
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.75	2-15-2018	250,000	250,285
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.40	2-15-2017	225,000	224,957
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.95	2-15-2019	250,000	251,230
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	5.00	2-15-2020	810,000	892,879
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	5.00	2-15-2021	560,000	630,028
Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A (Education Revenue) 144A	4.63	8-15-2025	1,485,000	1,568,472
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.65	4-1-2037	2,115,000	2,115,233
North Texas Tollway Authority System Refunding Bonds Series C (Transportation Revenue) ±	1.31	1-1-2038	3,550,000	3,559,656
Pearland TX Permanent Improvement Series 2015 (GO Revenue)	5.00	3-1-2021	1,000,000	1,166,220
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.93	4-1-2040	9,450,000	9,450,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.94	4-1-2040	3,100,000	3,100,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	0.93	11-1-2040	10,000,000	10,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	0.94	11-1-2040	8,000,000	8,000,000
Sam Rayburn TX Municipal Power Agency Bonds Series 2012 (Utilities Revenue)	5.00	10-1-2017	560,000	582,120
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2974 (Health Revenue, Credit Suisse LIQ) 144Aø	1.04	11-15-2029	2,700,000	2,700,000

14

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)

Tender Option Bond Trust Receipts Floaters Series 2015 (Transportation Revenue, Barclays Bank plc LIQ) 144Aø	1.12%	7-1-2021	$10,500,000	$10,500,000
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	1,010,000	1,022,746
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.31	9-15-2017	2,315,000	2,309,467
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2020	185,000	197,521
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2021	310,000	335,318
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2022	430,000	468,975
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	5.00	4-1-2025	480,000	566,971
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2020	1,715,000	1,947,863
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2021	1,275,000	1,482,073
Texas Transportation Commission State Highway Fund 1st Tier Series B (Transportation Revenue, Banco Bilbao Vizcaya SPA) ø	1.00	4-1-2026	13,000,000	13,000,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ø	1.24	6-1-2038	6,480,000	6,480,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series B (Health Revenue, Compass Bank LOC) ø	1.24	6-1-2031	6,795,000	6,795,000
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, National/FHA Insured)	7.65	7-1-2022	2,125,000	2,591,884

				150,478,078

Utah : 0.03%

Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A (Education Revenue) 144A	3.50	2-15-2026	595,000	589,818

Vermont : 0.98%

Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00	6-15-2021	1,800,000	2,023,632
Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00	6-15-2022	550,000	625,614
Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00	6-15-2023	1,200,000	1,387,248
Vermont Student Assistance Corporation Series B Class B (Education Revenue) ±	1.52	6-2-2042	11,713,564	11,572,064
Vermont Student Assistance Corporation Series BCL-A1 (Education Revenue) ±	2.34	6-1-2022	3,654,548	3,693,542

				19,302,100

Virgin Islands : 0.64%

Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	5.00	10-1-2025	5,000,000	4,979,600
Virgin Islands PFA Series C (Tax Revenue)	5.00	10-1-2020	2,500,000	2,489,450
Virgin Islands PFA Series C (Tax Revenue)	5.00	10-1-2024	3,600,000	3,575,880
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	1,600,000	1,614,816

				12,659,746

Virginia : 1.09%

Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2017	1,910,000	1,924,153
Louisa VA Electric and Power IDA Series 2008B (Utilities Revenue) ±	2.15	11-1-2035	19,000,000	19,563,540

				21,487,693

Washington : 1.54%

King County WA Sewer Series B (Water & Sewer Revenue, Landesbank Hessen-Thüringen LOC) ø	0.88	1-1-2032	6,000,000	6,000,000

15

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Washington (continued)

Redmond WA Library Capital Facilities Area (GO Revenue)	5.00%	12-1-2017	$200,000	$200,730
Seattle WA Housing Authority Newholly Phase I Series B (Housing Revenue) %%	1.25	4-1-2019	4,505,000	4,500,630
Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	2.24	1-1-2035	11,000,000	11,002,090
Washington Housing Finance Commission Nonprofit Housing Bonds Heron’s Key Senior Living Series B3 (Health Revenue) 144A	4.38	1-1-2021	1,625,000	1,640,535
Washington Housing Finance Commission Wesley Homes (Health Revenue, AGC Insured)	5.63	1-1-2022	6,545,000	6,933,511

				30,277,496

West Virginia : 0.39%

West Virginia EDA Morgantown Energy Associates Project (Industrial Development Revenue)	2.88	12-15-2026	2,500,000	2,503,900
West Virginia EDA Solid Waste Disposal Appalachian Power Company (Utilities Revenue, Mizuho Corporate Bank LOC) ø	1.12	2-1-2036	5,275,000	5,275,000

				7,778,900

Wisconsin : 2.25%

Franklin WI Waste Management Series A (Resource Recovery Revenue)	1.00	11-1-2016	15,000,000	14,999,700
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2019	3,710,000	4,097,139
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	4.75	8-1-2023	1,140,000	1,252,826
Milwaukee WI RDA University of Wisconsin Kenilworth Project Series 2005 (Education Revenue, U.S. Bank NA LOC) ø	0.86	9-1-2040	8,895,000	8,895,000
Pine Lake WI PFA Preparatory Series 2015 (Education Revenue) 144A	4.35	3-1-2025	2,710,000	2,856,015
Wisconsin HEFA Bellin Memorial Hospital Series 2015 (Health Revenue)	3.00	12-1-2020	720,000	767,239
Wisconsin HEFA Bellin Memorial Hospital Series 2015 (Health Revenue)	5.00	12-1-2022	755,000	909,481
Wisconsin PFA Airport Series C (Airport Revenue)	5.00	7-1-2022	2,700,000	2,941,677
Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	4.00	6-1-2019	1,270,000	1,305,268
Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	4.00	6-1-2020	635,000	652,875
Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	4.00	6-1-2021	1,370,000	1,412,333
Wisconsin Residual Interest Bonds Floater Trust Various States Series 2WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	1.00	5-1-2018	4,225,000	4,225,000

				44,314,553

Wyoming : 2.08%

Gillette WY Customized Purchase Pollution Control Series 1988 (Industrial Development Revenue) ø	0.93	1-1-2018	10,000,000	10,000,000
Lincoln County WY PCR Refunding PacifiCorp Project Series 1994 (Industrial Development Revenue) ø	0.88	11-1-2024	7,530,000	7,530,000
Sweetwater County WY PCR Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø	0.96	1-1-2017	23,500,000	23,500,000

				41,030,000

Total Municipal Obligations (Cost $1,893,869,607)				1,920,170,418

Other : 0.54%

Eaton Vance New York Municipal Income Trust	2.34	9-1-2019	10,600,000	10,576,150

Total Other (Cost $10,600,000)				10,576,150

16

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name		Yield		Shares	Value

Short-Term Investments : 0.82%

Investment Companies : 0.74%

Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##		0.69%		14,470,446	$14,470,446

			Maturity date	Principal

U.S. Treasury Securities : 0.08%

U.S. Treasury Bill #(z)		0.33	12-15-2016	$1,650,000	1,649,342

Total Short-Term Investments (Cost $16,119,308)					16,119,788

Total investments in securities (Cost $1,920,588,915)*	98.83%				1,946,866,356

Other assets and liabilities, net	1.17				23,070,894

Total net assets	100.00%				$1,969,937,250

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $1,920,589,956 and unrealized gains (losses) consists of:

Gross unrealized gains	$30,750,221
Gross unrealized losses	(4,473,821)

Net unrealized gains	$26,276,400

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation

17

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MBIA	Municipal Bond Insurance Association
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
plc	Public limited company
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

18

Wells Fargo Strategic Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$1,920,170,418	$0	$1,920,170,418
Other	0	10,576,150	0	10,576,150
Short-term investments
Investment companies	14,470,446	0	0	14,470,446
U.S. Treasury securities	1,649,342	0	0	1,649,342

	16,119,788	1,930,746,568	0	1,946,866,356
Futures contracts	274,219	0	0	274,219

Total assets	$16,394,007	$1,930,746,568	$0	$1,947,140,575

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended September 30, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At September 30, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at September 30, 2016	Unrealized losses
12-20-2016	JPMorgan	650 Short	10-Year U.S. Treasury Note	$85,231,250	$(41,144)

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes : 0.09%

Consumer Discretionary : 0.09%

Hotels, Restaurants & Leisure : 0.09%
Marriott International Incorporated	3.00%	3-1-2019	$4,810,000	$4,946,460

Total Corporate Bonds and Notes (Cost $4,949,215)				4,946,460

Municipal Obligations : 96.18%

Alabama : 2.84%

Alabama Health Care Authority for Baptist Health Series B (Health Revenue, AGC Insured) ±(m)	1.00	11-15-2037	2,950,000	2,950,000
Alabama Health Care Authority for Baptist Health Series B (Health Revenue) ø	1.20	11-1-2042	17,000,000	17,000,000
Alabama HFA MFHR The Plaza Centennial Hill Phase 2 Series C (Housing Revenue) ±	0.85	6-15-2017	13,500,000	13,491,090
Alabama Port Authority Docks Facilities AMT Series A (Airport Revenue, National Insured)	5.00	10-1-2017	2,000,000	2,006,080
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.88	8-1-2037	13,000,000	12,986,480
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.88	11-15-2038	39,545,000	39,537,882
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	16,645,000	17,688,808
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2016	1,000,000	1,000,120
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2017	1,750,000	1,816,080
Tender Option Bond Trust Receipts for Alabama Series XM0184 (Utilities Revenue, Morgan Stanley Bank LIQ) ø144A	1.29	9-1-2046	31,400,000	31,400,000
Tuscaloosa County AL IDA (Industrial Development Revenue) ø	1.07	9-1-2020	12,600,000	12,600,000
Tuscaloosa County AL IDA Hunt Refining Project Series K (Industrial Development Revenue, Bank of Nova Scotia LOC) ø	0.86	4-1-2028	10,000,000	10,000,000

				162,476,540

Alaska : 0.16%

Alaska Industrial Development and Export Authority Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2017	765,000	771,809
North Slope Borough AK Water & Wastewater Facilities Service (Water & Sewer Revenue)	4.00	6-30-2018	1,125,000	1,180,575
Valdez AK Marine Terminal (Transportation Revenue) ø	0.86	5-1-2031	7,000,000	7,000,000

				8,952,384

Arizona : 1.29%

Maricopa County AZ Gilbert Unified School District No. 41 (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	7-1-2019	3,845,000	4,039,288
Phoenix AZ IDA Various Republic Services Incorporated Projects (Industrial Development Revenue) ±	0.75	12-1-2035	25,000,000	25,000,000
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	0.94	9-1-2045	44,200,000	44,200,000
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2017	545,000	562,266

				73,801,554

Arkansas : 0.04%

Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2017	850,000	866,465

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Arkansas (continued)

Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00%	6-1-2018	$500,000	$523,235
Springdale AR Sales & Use Tax Refunding & Improvement (Tax Revenue)	2.00	11-1-2016	840,000	840,874

				2,230,574

California : 8.14%

Acalanes CA Union High School District BAN (GO Revenue)	5.00	8-1-2017	4,500,000	4,655,475
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series A (Transportation Revenue) ±	1.00	4-1-2047	28,885,000	28,890,777
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.23	4-1-2045	1,500,000	1,502,460
California (GO Revenue) ±	1.39	12-1-2028	9,000,000	9,000,000
California (GO Revenue) ±	4.00	12-1-2027	4,800,000	4,900,752
California Administrative Services Sacramento Unified School District (Miscellaneous Revenue, Ambac Insured) ±	1.52	1-1-2017	615,000	614,729
California Association of Bay Area Governments Financing Authority Series A (Health Revenue, Bank of America NA LOC) ø	0.81	8-1-2024	8,245,000	8,245,000
California Association of Bay Area Governments Financing Authority Series D (Health Revenue, Citibank NA LOC) ø	0.81	8-1-2035	950,000	950,000
California Eastern Municipal Certificate of Participation Series C (Water & Sewer Revenue, U.S. Bank NA SPA) ø	0.83	7-1-2046	10,000,000	10,000,000
California HFFA San Diego Hospital Series A (Health Revenue, National Insured) ±(m)(n)	0.69	7-15-2018	1,900,000	1,864,375
California HFFA Scripps Health Series D (Health Revenue, Bank of America NA LOC) ø	0.81	10-1-2031	29,000,000	29,000,000
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (Miscellaneous Revenue) ±	1.12	4-1-2038	22,920,000	22,893,184
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	1.12	4-1-2038	15,600,000	15,581,748
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-4 (Miscellaneous Revenue) ±	1.12	4-1-2038	32,000,000	31,962,560
California Municipal Financing Authority BAN Open Door Community Health Centers (Health Revenue)	2.80	9-15-2018	6,000,000	6,085,080
California Pollution Control Financing Authority Series A (Resource Recovery Revenue) 144A±	0.75	8-1-2023	12,500,000	12,500,000
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	1,125,000	1,199,385
California Series A-7 (GO Revenue, Citibank NA LOC) ø	0.88	5-1-2034	1,200,000	1,200,000
California Series A2-1 (Miscellaneous Revenue, Sumitomo Mitsui Banking LOC) ø	0.81	5-1-2040	8,000,000	8,000,000
California Series B-1 (Miscellaneous Revenue, Mizuho Bank Limited LOC) ø	0.78	5-1-2040	15,600,000	15,600,000
California Series B-3 (GO Revenue, Bank of America NA LOC) ø	0.82	5-1-2033	40,000,000	40,000,000
California Series B-5 (Miscellaneous Revenue, Barclays Bank plc LOC) ø	0.85	5-1-2040	11,500,000	11,500,000
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	3.00	11-15-2016	250,000	250,715
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	4.00	11-15-2017	260,000	269,074
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	5.00	11-15-2018	275,000	298,221
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.94	7-1-2041	13,675,000	13,675,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.95	7-1-2040	17,175,000	17,175,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.87	7-1-2040	675,000	675,000
California Statewide CDA Samoa Avenue Apartments Series V (Housing Revenue) ±	0.95	12-1-2017	10,000,000	9,987,600
California Statewide CDA Stoneman Village Series I (Housing Revenue) ±	0.67	6-1-2018	11,050,000	11,046,133

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

El Monte CA Union High School District Refunding Bond (GO Revenue)	4.00%	6-1-2017	$5,365,000	$5,476,914
Hemet CA Unified School District Certificate of Participation (Miscellaneous Revenue) ±	1.49	10-1-2036	3,280,000	3,280,000
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.03	7-1-2017	18,150,000	18,173,595
Palomar Pomerado CA Health Care District Certificate of Participation Series A (Health Revenue, AGM Insured) ±(m)	1.89	11-1-2036	18,400,000	18,400,000
Palomar Pomerado CA Health Care District Certificate of Participation Series B (Health Revenue, AGM Insured) ±(m)	1.85	11-1-2036	17,400,000	17,400,000
Palomar Pomerado CA Health Care District ROC RR-11872 (GO Revenue, National Insured, Citibank NA LIQ) ø144A	0.98	4-13-2017	6,000,000	6,000,000
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.50	7-1-2018	4,450,000	4,598,141
Sacramento County CA Airport System Refunding AMT Subordinated & PFC Series E (Airport Revenue, AGM Insured)	5.50	7-1-2018	5,345,000	5,523,309
San Diego County CA Regional Transportation Community Limited Tax Series 2008-C (Tax Revenue, Mizuho Corporate Bank SPA) ø	0.84	4-1-2038	39,975,000	39,975,000
Santa Clara CA PFOTER Series 4713 (GO Revenue, Ambac Insured, Dexia Credit Local LIQ) ø144A	1.15	12-15-2021	22,550,000	22,550,000
Tender Option Bond Trust Receipts Floaters Series 2016-XG0227 (Miscellaneous Revenue, Bank of America NA LIQ) ø144A	0.63	5-15-2036	5,000,000	5,000,000

				465,899,227

Colorado : 0.64%

Colorado HEFA Covenant Retirement Community Series A (Health Revenue)	3.00	12-1-2017	1,400,000	1,427,244
Colorado HEFA Covenant Retirement Community Series A (Health Revenue)	4.00	12-1-2018	1,150,000	1,209,777
Colorado HEFA Montbello Senior Housing Project Series I (Housing Revenue, FHA Insured)	1.05	8-1-2018	2,755,000	2,751,171
Colorado HFA Series 3127X (Health Revenue, Bank of America NA LIQ) ø144A	1.44	7-1-2034	8,625,000	8,625,000
Denver CO City & County 2300 Welton Project (Housing Revenue)	0.65	4-1-2017	2,290,000	2,284,916
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2016	450,000	451,827
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2016	250,000	251,325
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2017	400,000	417,852
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2018	500,000	540,015
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2017	600,000	627,000
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2018	600,000	650,166
Denver CO City & County Airport Sub Series F2 (Airport Revenue, AGC Insured) ±(m)	0.90	11-15-2025	5,475,000	5,475,000
E-470 Colorado Public Highway Authority Senior Index Series A (Transportation Revenue) ±	2.02	9-1-2039	11,725,000	11,704,950

				36,416,243

Connecticut : 3.26%

Connecticut Economic Recovery Notes Series A-3 (GO Revenue) ø	0.92	7-1-2017	20,000,000	20,000,000
Connecticut HEFA Lawrence & Memorial Hospital Series F (Health Revenue)	4.00	7-1-2017	1,880,000	1,920,157
Connecticut HEFA Yale New Haven Hospital Series C (Health Revenue, JPMorgan Chase & Company LOC) ø	0.81	7-1-2025	7,100,000	7,100,000
Connecticut HEFA Yale University Series A (Education Revenue) ±	0.80	7-1-2048	5,000,000	4,995,750
Connecticut HEFA Yale University Series A (Education Revenue) ±	1.00	7-1-2042	15,000,000	14,995,950
Connecticut HEFA Yale University Series T-2 (Education Revenue) ±	0.60	7-1-2029	34,520,000	34,507,918
Connecticut HEFA Yale University Series X-2 (Education Revenue) ±	0.90	7-1-2037	24,600,000	24,570,480
Connecticut Series A (Miscellaneous Revenue) ±	1.26	3-1-2018	2,875,000	2,875,000
Connecticut Series A (Miscellaneous Revenue) ±	1.55	5-15-2018	7,000,000	7,013,370
Connecticut Series D (Miscellaneous Revenue) ±	1.53	8-15-2017	14,855,000	14,878,917
Connecticut Series D (Miscellaneous Revenue) ±	1.72	8-15-2018	6,000,000	6,005,400

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Connecticut (continued)

Groton CT BAN (GO Revenue)	2.00%	10-5-2016	$6,500,000	$6,500,780
Hartford CT EDA Series B (Transportation Revenue, Bank of America NA SPA) ø	0.85	6-15-2034	17,350,000	17,350,000
New Britain CT (GO Revenue, Ambac Insured)	5.00	4-15-2017	1,165,000	1,191,515
New Haven CT (GO Revenue, Ambac Insured)	5.00	11-1-2016	6,250,000	6,272,063
New Haven CT Series A (GO Revenue)	3.00	8-15-2017	13,410,000	13,629,388
Waterbury CT (GO Revenue)	5.00	2-1-2017	1,350,000	1,367,942
Waterbury CT (GO Revenue)	5.00	2-1-2018	1,215,000	1,276,965

				186,451,595

Delaware : 0.62%

Delaware EDA Delmarva Power and Light Company Series A (Industrial Development Revenue) ø	1.15	10-1-2017	6,400,000	6,400,000
Delaware EDA Delmarva Power and Light Company Series B (Utilities Revenue) ø	0.97	7-1-2024	11,000,000	11,000,000
Delaware EDA Delmarva Power and Light Company Series B (Industrial Development Revenue) ø	1.15	10-1-2017	18,000,000	18,000,000

				35,400,000

District of Columbia : 0.96%

District of Columbia DW&P Series B (Water & Sewer Revenue, TD Bank NA SPA) ø	0.87	10-1-2050	25,500,000	25,500,000
District of Columbia HFA Edgewood Terrace (Housing Revenue) ±	0.65	6-1-2017	12,070,000	12,060,223
District of Columbia HFA MFHR Channing Phillips Project (Housing Revenue) ±	0.70	9-1-2017	5,750,000	5,742,583
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.90	11-1-2042	11,900,000	11,900,000

				55,202,806

Florida : 3.47%

Escambia County FL HFA Acts Retirement Life Communities Incorporated Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	1.00	11-15-2029	1,345,000	1,345,000
Florida Department of Environmental Protection Series A (Tax Revenue)	5.00	7-1-2027	5,000,000	5,201,500
Florida Housing Finance Corporation Hilltop Landings Apartments Project Series A (Housing Revenue)	0.75	3-1-2017	1,500,000	1,498,680
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2016	255,000	255,026
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2017	225,000	232,603
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2018	300,000	319,809
Hillsborough County FL Tampa International Airport Aviation Authority Series A (Airport Revenue)	5.00	10-1-2016	1,200,000	1,200,144
Lakeland FL Energy System (Utilities Revenue) ±	1.59	10-1-2017	5,220,000	5,222,610
Lee County FL Solid Waste System (Resource Recovery Revenue)	2.00	10-1-2017	5,235,000	5,268,242
Lee County FL Solid Waste System (Resource Recovery Revenue)	5.00	10-1-2018	2,350,000	2,516,498
Lee County FL Solid Waste System (Resource Recovery Revenue)	5.00	10-1-2020	600,000	679,038
Lee County FL Solid Waste System Series A (Resource Recovery Revenue, Ambac Insured)	5.00	10-1-2016	4,535,000	4,535,454
Miami-Dade County FL Aviation Series B (Airport Revenue)	5.00	10-1-2017	300,000	312,282
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.98	10-13-2023	9,150,000	9,150,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.98	8-1-2028	16,505,000	16,505,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.98	3-8-2030	11,130,000	11,130,000

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)

Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGC Insured, Citibank NA LIQ) ø144A	1.04%	7-1-2018	$1,000,000	$1,000,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.98	3-8-2026	16,860,000	16,860,000
Miami-Dade County FL HFA Miami Children’s Hospital Project Series A (Health Revenue)	5.25	8-1-2021	855,000	950,991
Miami-Dade County FL HFA St. John Plaza Apartments (Housing Revenue) ±	0.95	8-1-2019	9,750,000	9,707,880
Miami-Dade County FL International Airport Series C (Airport Revenue, AGM Insured)	5.25	10-1-2019	16,775,000	17,479,886
Miami-Dade County FL School Board Certificate of Participation Series 3 (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ø144A	0.97	9-25-2024	26,085,000	26,085,000
Miami-Dade County FL School Board Foundation Incorporated (Miscellaneous Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) ø144A	0.96	5-1-2031	19,210,000	19,210,000
Miami-Dade County FL Seaport Series A (Airport Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.90	10-1-2050	2,200,000	2,200,000
Orange County FL Health Facilities Unrefunded Balance Series A (Health Revenue, National Insured)	6.25	10-1-2016	440,000	440,066
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	3.00	5-15-2017	1,065,000	1,077,343
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2018	500,000	522,290
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2019	780,000	832,603
Palm Beach County FL HFA Retirement Life Communities Project (Health Revenue)	4.00	11-15-2019	2,675,000	2,898,443
Pasco County FL School Board Certificates Series B (Miscellaneous Revenue, Ambac Insured) ±(m)	1.05	8-1-2030	7,500,000	7,500,000
Pasco County FL School District (Tax Revenue)	3.00	10-1-2016	1,260,000	1,260,076
Pinellas County FL HFA Series A (Health Revenue)	5.65	5-1-2037	3,380,000	3,475,451
Tender Option Bond Trust Receipts Floaters Series 2016-XG0010 (Airport Revenue, AGC Insured, Bank of America NA LIQ) ø144A	1.30	10-1-2038	13,500,000	13,500,000
Tender Option Bond Trust Receipts Floaters Series 2016-ZF0286 (Airport Revenue, AGC Insured, TD Bank NA LIQ) ø144A	1.19	10-1-2032	8,510,000	8,510,000

				198,881,915

Georgia : 3.21%

Athens GA Housing Authority Pinewood Apartments Project Series 2015 (Housing Revenue)	0.60	10-1-2016	2,000,000	1,999,980
Atlanta GA Urban Residential Finance Authority The Remington Apartments Project (Housing Revenue) ±	1.05	6-1-2019	10,250,000	10,229,705
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	4,600,000	4,616,928
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project Second Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	5,135,000	5,153,897
Burke County GA Development Authority Georgia Transmission Corporation (Industrial Development Revenue) ±	1.30	1-1-2052	14,000,000	14,085,400
Cedartown GA Housing Authority Cherokee Springs Apartments Project (Housing Revenue) ±	1.00	4-1-2019	5,000,000	4,987,350
Cedartown GA Housing Authority Grayfield Apartments Project (Housing Revenue) ±	1.00	1-1-2019	3,800,000	3,797,150
Fulton County GA Development Authority Children’s Healthcare of Atlanta Incorporated Project (Health Revenue, Landesbank Hessen-Thüringen SPA) ø	0.91	7-1-2042	17,585,000	17,585,000
Gainesville & Hall County GA Development Authority Senior Living Facilities Lanier Village Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	1.00	11-15-2033	7,000,000	7,000,000
Georgia Private Colleges & Universities Authority Mercer University Series A (Education Revenue)	4.00	10-1-2016	1,500,000	1,500,135

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Georgia (continued)

Georgia Series G (GO Revenue) ±	1.24%	12-1-2026	$106,305,000	$106,233,776
Savannah GA EDA Exempt Facilities Home Depot Project Series B (Industrial Development Revenue, SunTrust Bank LOC) ø	0.90	8-1-2025	6,400,000	6,400,000

				183,589,321

Guam : 0.06%

Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2017	850,000	884,884
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2017	2,750,000	2,841,740

				3,726,624

Hawaii : 0.08%

Hawaii Department of Budget and Finance Queens Health System Series B (Health Revenue) ±	1.29	7-1-2039	3,055,000	3,055,000
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	4.00	8-1-2018	1,000,000	1,050,930
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	5.00	8-1-2017	425,000	439,004

				4,544,934

Idaho : 0.53%

Idaho HFFA LPN Series A (Health Revenue)	2.50	5-1-2017	6,500,000	6,492,785
Idaho Housing & Finance Association Series A (Housing Revenue, FNMA LOC) ø	1.03	1-1-2038	18,545,000	18,545,000
Idaho TAN (GO Revenue)	2.00	6-30-2017	5,000,000	5,041,550

				30,079,335

Illinois : 10.50%

Chicago IL (GO Revenue)	5.00	1-1-2020	1,285,000	1,349,764
Chicago IL (GO Revenue)	5.00	1-1-2021	2,000,000	2,125,620
Chicago IL (GO Revenue, National Insured)	5.25	1-1-2017	500,000	503,055
Chicago IL Board of Education Series A (GO Revenue, Ambac Insured) ¤	0.00	12-1-2016	6,845,000	6,797,290
Chicago IL Board of Education Series A (GO Revenue, National Insured) ¤	0.00	12-1-2018	5,265,000	4,928,935
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2017	1,645,000	1,697,920
Chicago IL Board of Education Series A2 (GO Revenue) ±	1.59	3-1-2035	72,320,000	70,393,395
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2017	1,620,000	1,582,821
Chicago IL Board of Education Series F (GO Revenue)	5.00	12-1-2016	1,000,000	996,680
Chicago IL Modern Schools Across Illinois Series B (GO Revenue, Ambac Insured)	5.00	12-1-2016	1,000,000	1,004,250
Chicago IL Neighborhoods Alive 21 Program Series B (GO Revenue)	5.00	1-1-2019	1,925,000	1,995,397
Chicago IL Park District Limited Tax Series D (GO Revenue)	4.00	1-1-2017	1,000,000	1,006,460
Chicago IL Park District Limited Tax Series D (GO Revenue)	4.00	1-1-2018	2,760,000	2,844,208
Chicago IL Prerefunded Neighborhoods Alive 21 Program Series B (GO Revenue)	5.00	1-1-2017	305,000	306,760
Chicago IL Prerefunded Series B (GO Revenue)	5.00	1-1-2017	565,000	570,944
Chicago IL Refunding Emergency System (GO Revenue, AGM/FGIC Insured)	5.50	1-1-2019	3,000,000	3,185,640
Chicago IL Refunding Project Series B (GO Revenue)	5.00	1-1-2019	3,205,000	3,322,207
Chicago IL Refunding Project Series B (GO Revenue)	5.00	1-1-2020	3,295,000	3,461,068
Chicago IL Refunding Project Series A (GO Revenue)	4.00	1-1-2019	1,250,000	1,268,800
Chicago IL Series A (GO Revenue)	4.00	1-1-2019	1,335,000	1,355,078
Chicago IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2018	10,000,000	10,079,500
Chicago IL Series A (GO Revenue)	5.00	12-1-2019	1,000,000	1,050,720
Chicago IL Series A (GO Revenue, AGM Insured)	5.25	1-1-2017	735,000	737,117
Chicago IL Series A2 (GO Revenue, Ambac Insured)	5.50	1-1-2018	3,135,000	3,198,358
Chicago IL Series B (GO Revenue, Ambac Insured)	5.00	12-1-2018	2,540,000	2,557,069
Chicago IL Series C (Water & Sewer Revenue)	4.00	1-1-2017	1,980,000	1,992,038
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2018	5,350,000	5,488,993

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Chicago IL Series D (GO Revenue, AGM/FGIC Insured)	5.25%	1-1-2017	$1,210,000	$1,218,168
Chicago IL Transit Authority Capital Grant Unrefunded Balance Federal Transit Administration (Miscellaneous Revenue, Ambac Insured)	5.00	6-1-2018	1,500,000	1,511,085
Chicago IL Unrefunded Neighborhoods Alive 21 Program Series B (GO Revenue)	5.00	1-1-2017	245,000	247,577
Chicago IL Unrefunded Series B (GO Revenue)	5.00	1-1-2017	710,000	714,097
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue)	2.05	12-30-2016	1,280,000	1,280,832
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue)	3.00	12-30-2017	1,340,000	1,359,269
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue)	3.00	12-30-2018	880,000	894,194
Cook County IL Refunding Series A (GO Revenue)	4.00	11-15-2018	300,000	315,399
Cook County IL Refunding Series C (GO Revenue)	4.25	11-15-2018	100,000	105,654
Cook County IL School District No. 087 Refunding School Series A (GO Revenue)	2.00	12-1-2016	1,175,000	1,175,928
Cook County IL School District No. 143-1/2 Series A (Miscellaneous Revenue) ±	1.50	12-1-2036	9,200,000	9,097,880
Cook County IL School District No. 156 Series A (Miscellaneous Revenue) ±144A	1.38	12-1-2036	4,350,000	4,350,000
Cook County IL School District No. 163 Series A (GO Revenue)	5.00	1-1-2026	4,000,000	4,017,920
Deutsche Bank SPEAR/LIFER Trust Series DBE 1032 (Tax Revenue, Deutsche Bank LIQ) ø144A	0.90	12-1-2036	31,235,000	31,235,000
Eastern Illinois EDA Providence at Thornberry and Sycamore Hills Project (Housing Revenue) ±	0.85	7-1-2019	10,500,000	10,488,135
Grundy Kendall & Will Counties IL Community School District #201 (GO Revenue, AGC Insured)	5.75	10-15-2019	540,000	589,826
Illinois (Miscellaneous Revenue)	2.50	7-1-2017	3,000,000	3,026,610
Illinois (GO Revenue)	3.00	2-1-2017	8,740,000	8,792,702
Illinois (GO Revenue)	4.00	2-1-2018	5,550,000	5,713,170
Illinois (Miscellaneous Revenue)	4.00	7-1-2018	13,610,000	14,107,309
Illinois (GO Revenue)	5.00	3-1-2017	5,000,000	5,078,850
Illinois (Miscellaneous Revenue)	5.00	5-1-2017	5,070,000	5,180,222
Illinois (Miscellaneous Revenue)	5.00	7-1-2017	10,000,000	10,275,300
Illinois (GO Revenue, AGM Insured)	5.00	9-1-2017	3,200,000	3,223,680
Illinois (GO Revenue)	5.00	1-1-2018	6,500,000	6,524,830
Illinois (GO Revenue)	5.00	1-1-2018	15,200,000	15,811,040
Illinois (GO Revenue)	5.00	3-1-2018	2,000,000	2,089,780
Illinois (Miscellaneous Revenue)	5.00	5-1-2019	10,500,000	11,238,780
Illinois (Miscellaneous Revenue)	5.00	8-1-2019	10,335,000	11,112,295
Illinois (GO Revenue)	5.00	1-1-2021	2,500,000	2,760,150
Illinois Development Finance Authority Museum of Contemporary Arts Project (Miscellaneous Revenue, JPMorgan Chase & Company LOC) ø	0.86	2-1-2029	19,100,000	19,100,000
Illinois Educational Authority University of Chicago Series B-1 (Education Revenue) ±	1.10	7-1-2036	6,485,000	6,490,253
Illinois Finance Authority DePaul University (Education Revenue)	5.00	10-1-2016	1,850,000	1,850,222
Illinois Finance Authority Little Company of Mark Hospital Series B (Health Revenue, Barclays Bank plc LOC) ø	0.90	8-15-2035	19,120,000	19,120,000
Illinois Finance Authority Presbyterian Homes Obligated Group Series A (Health Revenue)	4.00	5-1-2019	500,000	534,045
Illinois Finance Authority Presbyterian Homes Obligated Group Series A (Health Revenue)	4.00	11-1-2019	500,000	539,545
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (Health Revenue) ±	1.72	5-1-2036	5,000,000	5,008,350
Illinois Finance Authority Series XF2243 (Health Revenue, AGC Insured, Citibank NA LIQ) ø144A	1.04	8-15-2039	16,100,000	16,100,000
Illinois HFA Evanston Hospital Corporation (Health Revenue, JPMorgan Chase & Company SPA) ø	0.86	8-15-2035	19,300,000	19,300,000
Illinois Housing Development Authority Lafayette Terrace Apartments (Housing Revenue)	0.80	12-1-2016	7,650,000	7,647,246
Illinois Housing Development Authority Multi-Housing Township Village Apartments Project Series A (Housing Revenue) ±	1.25	5-1-2019	5,300,000	5,300,318
Illinois Metropolitan Pier & Exposition Authority Prefunded CAB (Tax Revenue, National Insured) ¤	0.00	6-15-2017	450,000	446,670

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Illinois Metropolitan Pier & Exposition Authority Unrefunded CAB (Tax Revenue, National Insured) ¤	0.00%	6-15-2017	$1,780,000	$1,759,477
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2018	8,685,000	9,034,137
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2017	1,425,000	1,468,121
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	1,520,000	1,604,816
Illinois Series A (GO Revenue)	5.00	4-1-2017	6,840,000	6,968,524
Illinois Series A (Tax Revenue)	5.00	6-1-2017	250,000	256,163
Illinois Sports Facilities Authority (Tax Revenue)	5.00	6-15-2017	760,000	773,794
Illinois Sports Facilities Authority (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2017	320,000	314,611
Illinois Toll Highway Authority Series A-1B (Transportation Revenue, AGM Insured, Bank of America NA SPA) ø	0.88	1-1-2031	42,250,000	42,250,000
Illinois Toll Highway Authority Series A-2 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.90	1-1-2031	16,500,000	16,500,000
Illinois University of Illinois Auxiliary Facilities (Education Revenue, JPMorgan Chase & Company SPA) ø	0.99	4-1-2038	10,000,000	10,000,000
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	5,560,000	5,560,612
Kane County IL School District #129 Aurora West Side Series B (GO Revenue)	2.00	2-1-2017	2,190,000	2,196,701
Kane County IL School District #129 Aurora West Side Series B (GO Revenue)	2.00	2-1-2018	2,430,000	2,454,057
Kendall, Kane & Will Counties IL Community Unit School District #308 (GO Revenue)	4.00	10-1-2018	2,000,000	2,118,460
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2017	500,000	496,965
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	2.00	12-1-2016	240,000	240,278
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2017	415,000	421,416
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2018	400,000	414,816
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2019	565,000	591,719
Regional Transportation Authority Illinois Refunding Bond Series B (Tax Revenue) ±	0.75	6-1-2025	38,675,000	38,675,000
Tender Option Bond Trust Receipts Floaters Series 2016-XG0008 (Health Revenue, AGC Insured, Bank of America NA LIQ) ø144A	1.13	8-15-2047	23,375,000	23,375,000
Tender Option Bond Trust Receipts Floaters Series 2016-XG0050 (Health Revenue, Deutsche Bank LIQ) ø144A	1.04	11-1-2039	21,420,000	21,420,000
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2016	350,000	350,018
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2017	500,000	507,110
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2018	500,000	513,790

				601,038,003

Indiana : 1.69%

Gary IN Woodlake-Concord Project (Housing Revenue, FHA Insured) ±	1.00	10-1-2017	22,715,000	22,694,102
Indiana Finance Authority Ascension Health Subordinate Credit Group Series E-5 (Health Revenue) ø	0.83	11-15-2033	15,000,000	15,000,000
Indiana Finance Authority Duke Energy Indiana Incorporated Series A-4 (Industrial Development Revenue, Sumitomo Mitsui Banking LOC) ø	0.82	12-1-2039	15,000,000	15,000,000
Indiana Finance Authority I-69 Section 5 Project (Miscellaneous Revenue)	4.00	3-1-2017	2,115,000	2,122,128
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	4,610,000	4,662,370
Indiana HFFA Ascension Health Subordinate Credit Group Series A-8 (Health Revenue) ±	1.25	11-1-2027	1,300,000	1,296,932
Indiana Housing and Community Development Authority DBG Apartment Projects (Housing Revenue)	1.10	3-1-2018	4,380,000	4,378,774
Indiana Housing and Community Development Authority River Run Apartments Project (Housing Revenue, FHA Insured)	0.75	1-1-2017	4,900,000	4,897,158

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)

Indiana Housing and Community Development Authority Series A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured) ø	1.29%	7-1-2039	$9,465,000	$9,465,000
Indiana Porter Township High School BAN (Miscellaneous Revenue)	1.00	12-31-2016	6,500,000	6,496,685
Indiana Transportation Finance Authority Series A (Miscellaneous Revenue)	6.80	12-1-2016	1,165,000	1,175,671
Jasper County IN Pollution Control Northern Indiana Public Services Company Series C (Industrial Development Revenue, National Insured)	5.60	11-1-2016	1,450,000	1,455,670
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	2,000,000	2,009,960
Tender Option Bond Trust Receipts Floaters Series 2015-XF0115 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø144A	1.18	4-15-2018	1,200,000	1,200,000
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.59	12-1-2044	5,000,000	4,943,400

				96,797,850

Iowa : 0.72%

Buchanan County IA People’s Memorial Hospital (Health Revenue)	1.50	12-1-2018	2,500,000	2,492,550
Iowa Finance Authority BAN Shenandoah Medical Center Project (Health Revenue)	1.75	6-1-2018	7,000,000	7,009,730
Iowa Finance Authority Midwestern Disaster Area CJ Bio America Incorporated Project (Industrial Development Revenue, Korea Development Bank LOC) ø%%	1.00	4-1-2022	17,000,000	17,000,000
Iowa Finance Authority UnityPoint Health Project Series B-1 (Health Revenue, Union Bank NA LOC) ø	0.86	2-15-2039	15,000,000	15,000,000

				41,502,280

Kansas : 0.43%

Kansas Department of Transportation Highway Libor Index Series B-3 (Tax Revenue) ±	0.59	9-1-2017	4,500,000	4,488,030
Kansas Department of Transportation Highway Libor Index Series B-4 (Tax Revenue) ±	0.67	9-1-2018	7,000,000	6,937,980
Kansas Department of Transportation Highway Libor Index Series B-5 (Tax Revenue) ±	0.75	9-1-2019	6,000,000	5,928,720
Kansas Development Finance Authority Series A (GO Revenue)	5.00	5-1-2018	5,710,000	6,068,474
Lawrence KS Series A (Industrial Development Revenue, U.S. Bank NA LOC) ø	1.10	12-1-2018	1,065,000	1,065,000

				24,488,204

Kentucky : 2.85%

Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	2.59	2-1-2040	30,700,000	30,700,000
Ashland KY Medical Center Ashland Hospital Corporation Series B (Health Revenue)	5.00	2-1-2018	900,000	937,854
Harrison KY Harrison Memorial Hospital Project BAN (Health Revenue)	1.50	5-1-2017	9,065,000	9,059,742
Kentucky Housing Corporation Winterwood Rural Housing Portfolio (Housing Revenue) ±	0.65	12-15-2017	16,175,000	16,162,707
Kentucky Public Transportation Infrastructure Authority Tolls Downtown Crossing Project BAN Series A (Transportation Revenue)	5.00	7-1-2017	50,920,000	52,419,594
Louisville & Jefferson Counties KY Louisville Gas & Electric Company Project Series A (Utilities Revenue) ±	1.65	10-1-2033	2,000,000	2,004,080
Louisville & Jefferson Counties KY PCR Louisville Gas & Electric Company Project Series B (Utilities Revenue) ±	1.35	11-1-2027	16,000,000	16,008,640
Louisville County KY Metropolitan District Sewer and Drainage System BAN (Water & Sewer Revenue)	5.00	11-22-2016	13,000,000	13,077,090
Pikeville KY Pikeville Medical Center Incorporated Expansion Project BAN (Health Revenue)	2.00	3-1-2017	9,000,000	9,036,000

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Kentucky (continued)

Pikeville KY University of Pikeville College of Optometry BAN (Education Revenue, USDA Insured)	3.00%	8-1-2017	$13,950,000	$14,010,962

				163,416,669

Louisiana : 1.47%

East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.87	2-1-2046	24,000,000	23,896,800
Louisiana Gas & Fuel Tax 2nd Lien Series A (Tax Revenue) ±	0.84	5-1-2043	11,200,000	11,149,152
Louisiana Housing Corporation Twin Lakes of Leesville Project (Housing Revenue) ±	1.00	9-1-2019	7,200,000	7,186,464
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1 (Airport Revenue) ±	2.20	10-1-2040	750,000	755,505
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A1 (Airport Revenue) ±	1.38	10-1-2037	3,115,000	3,115,000
Shreveport LA Water & Sewer Refunding Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2017	3,000,000	3,101,910
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	1.02	11-1-2040	35,000,000	35,000,000

				84,204,831

Maine : 0.27%

Old Town ME Georgia Pacific Corporation Project (Resource Recovery Revenue) ø	0.93	12-1-2024	15,260,000	15,260,000

Maryland : 1.52%

Maryland CDA Adams Crossing Apartments Phase 2 (Housing Revenue)	1.15	8-1-2018	8,250,000	8,207,265
Maryland CDA Allendale Apartments Series I (Housing Revenue)	1.02	5-1-2017	10,000,000	9,984,300
Maryland CDA Basilica Place Apartments Series 2015E (Housing Revenue)	1.10	3-1-2017	6,900,000	6,893,652
Maryland CDA Commons of Avalon Series 2015C (Housing Revenue)	1.00	1-1-2017	12,850,000	12,844,989
Maryland CDA Department of Housing & Community Development Marlborough Apartment Series I (Housing Revenue, FNMA LOC, FNMA LIQ)	0.55	12-15-2016	2,050,000	2,048,565
Maryland CDA Hollins House (Housing Revenue)	1.27	11-1-2017	12,000,000	11,987,280
Maryland CDA Multifamily Development Conifer Village (Housing Revenue)	0.80	4-1-2017	13,000,000	12,988,560
Maryland CDA Tabco Towers Series K (Housing Revenue)	1.40	12-1-2017	7,150,000	7,150,000
Maryland CDA Waverly View Apartments Series G (Housing Revenue)	1.15	2-1-2019	8,000,000	7,955,360
Maryland Department of Housing and Community Development Series A (Housing Revenue)	1.25	10-1-2017	6,900,000	6,884,061

				86,944,032

Massachusetts : 0.87%

Commonwealth of Massachusetts Series C (GO Revenue, State Street Bank & Trust Company SPA) ø	0.86	1-1-2021	2,500,000	2,500,000
Massachusetts Bay Transportation Authority Series A-2 (Transportation Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.80	3-1-2030	5,000,000	5,000,000
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±(m)	0.85	7-1-2042	8,785,000	8,785,000
Tender Option Bond Trust Receipts Floaters Series 2016-XF2306 (Education Revenue, Morgan Stanley Bank LIQ) ø144A	1.09	7-1-2033	14,000,000	14,000,000
University of Massachusetts Building Authority Series A (Education Revenue, Barclays Bank plc SPA) ø	0.88	5-1-2038	19,605,000	19,605,000

				49,890,000

Michigan : 3.11%

Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2016	4,855,000	4,872,964
Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2017	4,955,000	5,177,876

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)

Charlotte MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00%	5-1-2017	$685,000	$697,460
Charlotte MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,515,000	1,663,864
Detroit MI (GO Revenue)	5.00	11-1-2017	7,485,000	7,841,136
Forest Hills MI Public Schools (GO Revenue)	4.00	5-1-2017	2,150,000	2,189,109
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	11-1-2016	425,000	425,782
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2017	225,000	231,932
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2018	220,000	232,494
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	240,000	265,848
Grand Ledge MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,235,000	1,264,677
Kent MI Hospital Finance Authority Spectrum Health Series C (Health Revenue, Bank of New York Mellon LOC) ø	0.83	1-15-2026	7,045,000	7,045,000
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	2,325,000	2,367,292
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	4,650,000	4,936,115
Mattawan MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	875,000	890,916
Mattawan MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	855,000	907,608
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series C (Water & Sewer Revenue)	5.00	11-1-2017	2,000,000	2,094,480
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2017	7,065,000	7,271,439
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	20,000,000	21,310,400
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-4 (Water & Sewer Revenue)	5.00	7-1-2017	15,640,000	16,087,304
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-7 (Water & Sewer Revenue)	5.00	7-1-2017	1,630,000	1,674,499
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	10,000,000	10,294,500
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	17,500,000	18,646,600
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00	7-1-2018	4,130,000	4,381,269
Michigan Grant Anticipation Bonds (Miscellaneous Revenue, AGM Insured)	5.25	9-15-2018	1,500,000	1,562,880
Michigan Hospital Finance Authority Ascension Health Group Project Series A-2 (Health Revenue) ±	1.50	11-1-2027	2,000,000	2,014,320
Michigan Hospital Finance Authority Ascension Health Group Project Series E-1 (Health Revenue) ±	1.10	11-15-2046	4,000,000	3,994,920
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	7,025,000	7,101,994
Michigan Hospital Finance Authority Ascension Health Series F-3 (Health Revenue) ±	1.40	11-15-2047	9,250,000	9,286,630
Michigan Hospital Finance Authority Prerefunded (Health Revenue) ±	0.95	11-15-2033	65,000	64,890
Michigan Hospital Finance Authority Refunding Ascension Health Senior Credit Group (Health Revenue) ±	1.50	11-15-2047	1,360,000	1,362,516
Michigan Hospital Finance Authority Unrefunded (Health Revenue) ±	0.95	11-15-2033	1,935,000	1,933,936
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±##	4.13	7-1-2045	16,000,000	16,350,240
Pinckney MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	645,000	656,468
Pinckney MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,035,000	1,098,404

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)

Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00%	5-1-2017	$1,000,000	$1,023,610
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	795,945
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,000,000	1,096,560
Shiawassee & Ingham Counties MI Perry Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2020	410,000	450,934
Walled Lake MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	6,020,000	6,390,411

				177,955,222

Minnesota : 0.94%

Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.74	11-15-2017	6,500,000	6,443,125
Minneapolis & St. Paul MN Housing & RDA Children Hospital Clinic Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.92	8-15-2037	11,500,000	11,500,000
Minneapolis MN Plymouth Stevens House Project Series A (Housing Revenue)	1.00	12-1-2017	2,400,000	2,396,184
Minneapolis MN Seward Towers Apartments Project Series A (Housing Revenue)	1.10	1-1-2018	11,700,000	11,691,225
Pipestone County MN Medical Center BAN (Health Revenue)	0.85	5-1-2017	1,900,000	1,899,658
Rochester MN Healthcare Facilities Mayo Clinic (Health Revenue) ø	0.80	11-15-2047	20,000,000	20,000,000

				53,930,192

Mississippi : 0.95%

Mississippi Business Finance Corporation Coast Electric Power Association (Utilities Revenue) ±	0.75	5-1-2037	1,312,000	1,311,829
Mississippi Business Finance Corporation Gulf Power Company Project (Industrial Development Revenue) ø	0.88	11-1-2042	7,100,000	7,100,000
Mississippi Business Finance Corporation Mississippi Power Company Project (Industrial Development Revenue) ø	0.96	12-1-2027	9,400,000	9,400,000
Mississippi Business Finance Corporation Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.38	3-1-2027	800,000	800,544
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.00	10-1-2016	535,000	535,054
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.50	10-1-2017	565,000	585,685
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.50	10-1-2018	595,000	637,507
Mississippi Development Bank Special Obligation Refunding Biloxi Mississippi Project Series A (Miscellaneous Revenue, Ambac Insured)	4.50	11-1-2018	1,810,000	1,815,883
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Series B2 (Health Revenue) ±144A	0.60	9-1-2022	3,925,000	3,925,000
Mississippi Hospital Equipment & Facilities Authority Mississippi Baptist Health System Incorporated Series A (Health Revenue)	5.00	8-15-2018	4,110,000	4,247,151
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) ø144A	0.94	2-1-2022	24,000,000	24,000,000

				54,358,653

Missouri : 0.46%

Springfield MO Public Utility Refunding (Utilities Revenue)	5.00	8-1-2017	14,835,000	15,358,082
St. Louis MO Series 004 (Airport Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	1.02	7-1-2026	11,030,000	11,030,000

				26,388,082

Montana : 0.13%

Montana Board of Investments Annual Adjustable Rate Tender Option (Miscellaneous Revenue) ±	0.52	3-1-2028	5,600,000	5,600,000

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Montana (continued)

Montana Board of Investments Annual Adjustable Rate Tender Option (Miscellaneous Revenue) ±	0.52%	3-1-2035	$1,750,000	$1,750,000

				7,350,000

Nebraska : 0.13%

Tender Option Bond Trust Receipts for Nebraska Series XM0184 (Airport Revenue, AGC Insured, Bank of America NA LIQ) ø144A	1.21	10-1-2033	7,500,000	7,500,000

Nevada : 0.45%

Clark County NV School District (GO Revenue)	5.00	6-15-2018	1,000,000	1,048,920
Reno NV Renown Regional Medical Center Series B (Health Revenue, Union Bank of California LOC) ø	0.89	6-1-2041	25,000,000	25,000,000

				26,048,920

New Jersey : 6.98%

Atlantic County NJ BAN (GO Revenue)	2.00	6-22-2017	19,566,000	19,689,657
Beach Haven NJ BAN (GO Revenue)	2.00	5-12-2017	5,085,000	5,106,001
Bridgeton NJ BAN (GO Revenue)	2.00	8-25-2017	9,795,681	9,842,015
Burlington County NJ Governmental Leasing Program Series A (Miscellaneous Revenue)	2.00	4-26-2017	3,130,000	3,147,841
Burlington County NJ Governmental Leasing Program Series B (Miscellaneous Revenue)	2.00	4-26-2017	10,370,000	10,429,109
Clinton NJ BAN (GO Revenue)	1.50	1-25-2017	2,909,000	2,911,502
East Brunswick NJ BAN (GO Revenue)	2.00	3-17-2017	15,000,000	15,066,600
East Orange NJ Capital Improvement Series A (GO Revenue, AGM Insured)	3.00	6-1-2017	1,420,000	1,436,642
East Orange NJ Capital Improvement Series A (GO Revenue, AGM Insured)	4.00	6-1-2018	650,000	679,101
Essex County NJ BAN (GO Revenue)	2.00	12-14-2016	1,090,480	1,091,745
Franklin NJ BAN Series A (GO Revenue)	2.00	4-12-2017	5,226,250	5,247,207
Glassboro NJ School District Refunding (GO Revenue, National Insured)	4.00	8-15-2017	1,355,000	1,358,252
Hackensack NJ (GO Revenue)	1.50	11-9-2016	14,000,000	14,008,540
Hammonton NJ BAN (GO Revenue)	1.75	11-29-2016	2,741,851	2,745,388
Hawthorne NJ BAN (GO Revenue)	2.00	10-28-2016	7,526,600	7,532,546
Hightstown NJ BAN (GO Revenue)	2.00	2-1-2017	3,809,000	3,819,170
Linden NJ BAN (GO Revenue)	2.00	4-11-2017	4,339,208	4,356,999
Maple Shade NJ BAN (GO Revenue)	2.00	6-29-2017	8,572,449	8,603,053
Monmouth County NJ BAN (GO Revenue)	1.50	1-27-2017	9,452,379	9,465,707
New Jersey Building Authority Series A (Miscellaneous Revenue)	4.00	6-15-2017	1,065,000	1,086,130
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2017	5,595,000	5,745,338
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2019	1,100,000	1,196,393
New Jersey Certificate of Participation Equipment Lease Purchase Series A (Miscellaneous Revenue)	5.00	6-15-2017	1,000,000	1,026,870
New Jersey EDA Prerefunded School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2016	1,245,000	1,255,919
New Jersey EDA Refunded School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2017	7,785,000	8,168,022
New Jersey EDA Refunding Transportation Project Sublease Series A (Transportation Revenue)	5.00	5-1-2018	5,170,000	5,453,368
New Jersey EDA School Facilities Construction Notes Series C (Miscellaneous Revenue) ±	2.64	2-1-2018	2,000,000	2,014,940
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	2,220,000	2,383,969
New Jersey EDA School Facilities Construction Notes Series K (Miscellaneous Revenue) ±	1.57	2-1-2017	9,800,000	9,793,728
New Jersey EDA School Facilities Construction Notes Series PP (Miscellaneous Revenue)	5.00	6-15-2019	12,710,000	13,787,935
New Jersey EDA School Facilities Construction Notes Series XX (Miscellaneous Revenue)	5.00	6-15-2019	15,000,000	16,272,150

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)

New Jersey EDA Transportation Project Series A (Transportation Revenue)	5.00%	5-1-2017	$11,175,000	$11,420,850
New Jersey EDA Unrefunded School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2016	765,000	771,204
New Jersey EDA Unrefunded School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2017	315,000	328,838
New Jersey HEFAR Student Loan Assistance Series 1 (Education Revenue)	5.00	12-1-2017	600,000	623,778
New Jersey HFA NCC Manor Project Series 2015K (Housing Revenue) ±	1.05	2-1-2018	20,500,000	20,472,120
New Jersey HFA Prospect Park Apartments Project Series 2015R (Housing Revenue) ±	0.88	10-1-2017	8,145,000	8,137,099
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	3.00	7-1-2018	1,000,000	1,030,230
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	4.00	7-1-2019	1,200,000	1,284,612
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	4.00	7-1-2020	1,965,000	2,145,073
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	5.00	7-1-2021	1,000,000	1,155,480
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	5.00	12-1-2017	1,740,000	1,811,096
New Jersey Higher Education Student Assistance Authority Series 1 (Education Revenue)	5.00	12-1-2016	2,950,000	2,968,969
New Jersey Higher Education Student Assistance Authority Series 1A (Education Revenue)	5.00	12-1-2017	2,000,000	2,081,000
New Jersey Housing and Mortgage Finance Agency Oakwood Towers Project Series U (Housing Revenue) ±	0.80	11-1-2017	3,000,000	2,993,250
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	0.55	11-1-2016	3,135,000	3,134,310
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.05	5-1-2018	2,000,000	1,994,680
New Jersey Housing and Mortgage Finance Agency Series F (Housing Revenue) ±	0.95	3-1-2018	8,450,000	8,434,030
New Jersey Housing and Mortgage Finance Agency Trent Center West Senior Apartments Project Series FF (Housing Revenue)	1.10	12-1-2017	6,000,000	5,998,140
New Jersey Transportation Program Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2016	4,625,000	4,668,521
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue)	5.00	12-15-2016	8,845,000	8,917,352
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue)	5.00	12-15-2019	4,405,000	4,843,782
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue, Ambac Insured)	5.75	6-15-2017	1,700,000	1,755,012
New Jersey Transportation Trust Fund Series AA (Miscellaneous Revenue)	5.00	6-15-2017	695,000	713,675
New Jersey Transportation Trust Fund Series AA (Miscellaneous Revenue)	5.00	6-15-2020	1,600,000	1,770,016
New Jersey Transportation Trust Fund Series B (Miscellaneous Revenue)	5.00	6-15-2017	3,135,000	3,219,237
New Jersey Transportation Trust Fund Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2017	2,505,000	2,631,177
New Jersey Transportation Trust Fund Series B-1 (Transportation Revenue)	5.00	12-15-2017	2,125,000	2,218,946
New Jersey Transportation Trust Fund Series B-2 (Transportation Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-15-2016	14,515,000	14,633,733
New Jersey TTFA Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	0.86	12-15-2022	12,305,000	12,305,000
New Jersey Turnpike Authority Series C (Transportation Revenue) ±	1.32	1-1-2017	13,000,000	13,002,210
Newark NJ Refunding General Improvement Series A (GO Revenue)	4.00	10-1-2016	3,710,000	3,710,223
Newark NJ TAN Series A (GO Revenue)	2.50	2-15-2017	4,500,000	4,510,980
Rahway NJ BAN (GO Revenue)	2.00	6-29-2017	4,441,105	4,469,217
Sussex County NJ Municipal Utilities Authority BAN (Water & Sewer Revenue)	2.00	12-1-2016	6,000,000	6,010,800

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)

Tender Option Bond Trust Receipts Floaters Series 2016-XG0047 (Health Revenue, AGC Insured, Deutsche Bank LIQ) ø144A	1.09%	7-1-2038	$24,431,373	$24,431,373
Union County NJ BAN (GO Revenue)	1.25	3-3-2017	6,979,670	6,979,530
Union County NJ BAN (GO Revenue)	1.50	3-17-2017	3,627,000	3,632,005
Union County NJ BAN (GO Revenue)	1.50	3-22-2017	3,526,000	3,530,372

				399,459,757

New Mexico : 0.70%

New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.10	11-1-2039	40,685,000	40,381,490

New York : 14.75%

Babylon NY IDA Covanta Babylon Series A (Industrial Development Revenue)	5.00	1-1-2018	2,500,000	2,618,050
Binghamton NY City School District TAN (GO Revenue)	1.50	1-31-2017	3,000,000	3,004,020
Broome County NY BAN (GO Revenue)	2.00	5-5-2017	19,620,000	19,732,423
Chautauqua County NY Ripley Central School District BAN Series A (GO Revenue)	2.00	11-22-2016	1,605,500	1,607,587
Cicero NY BAN (GO Revenue)	2.00	3-31-2017	3,660,549	3,671,860
Cold Spring NY BAN (GO Revenue)	2.00	5-12-2017	3,040,000	3,052,494
Concord NY BAN (GO Revenue)	2.00	2-23-2017	2,664,000	2,671,060
Erie County NY BAN (GO Revenue)	2.00	7-20-2017	1,695,186	1,703,628
Erie County NY Clarence Central School District BAN (GO Revenue)	2.00	7-13-2017	14,260,000	14,359,535
Erie County NY Sweet Home Central School District TAN (GO Revenue)	1.50	10-27-2016	5,000,000	5,001,900
Freeport NY BAN Series C (GO Revenue)	2.00	5-3-2017	11,360,000	11,417,709
Fulton NY City School District BAN (GO Revenue)	2.00	6-29-2017	12,575,000	12,658,372
Hamburg NY BAN (GO Revenue)	2.00	7-6-2017	6,580,000	6,627,310
Hancock NY Central School District BAN (GO Revenue)	2.00	7-6-2017	4,950,000	4,977,572
Hastings Town NY BAN (GO Revenue)	2.00	7-6-2017	1,700,000	1,708,041
Hempstead NY Budget Notes (GO Revenue)	2.00	12-16-2016	13,400,000	13,423,316
Long Beach NY BAN (GO Revenue)	1.50	2-16-2017	3,575,000	3,578,575
Long Island NY Power Authority Electric System Series C (Utilities Revenue) ±	1.25	5-1-2033	10,000,000	10,033,300
Metropolitan Transportation Authority New York Refunding Series 2008A-2A (Tax Revenue) ±	1.22	11-1-2026	6,905,000	6,894,366
Metropolitan Transportation Authority New York Refunding Sub Series B-3A (Tax Revenue) ±	1.21	11-1-2028	3,000,000	2,990,910
Metropolitan Transportation Authority New York Series D-2 (Transportation Revenue) ±	1.20	11-15-2044	6,100,000	6,093,046
Metropolitan Transportation Authority New York Sub Series 3-3B (Tax Revenue) ±	1.20	11-1-2030	42,470,000	42,461,506
Metropolitan Transportation Authority New York Sub Series A3 (Transportation Revenue) ±	1.34	11-15-2042	10,000,000	9,956,000
Metropolitan Transportation Authority New York Sub Series D-2A (Transportation Revenue, AGM Insured) ±	0.83	11-1-2032	36,650,000	36,616,649
Nassau County NY Lawrence Union Free School District TAN (GO Revenue)	1.50	6-23-2017	4,000,000	4,005,160
Nassau NY Health Care Corporation Series D-1 (Health Revenue, JPMorgan Chase & Company LOC) ø	0.85	8-1-2029	8,750,000	8,750,000
New York Akron Central School District BAN (GO Revenue)	2.00	6-22-2017	6,423,907	6,475,748
New York Energy R&D Authority PCR Keyspan Generation Series A (Industrial Development Revenue, Ambac Insured) ±(m)	1.24	10-1-2028	1,300,000	1,300,000
New York Environmental Facilities Corporation Waste Management Incorporated Project Series A (Resource Recovery Revenue)	2.75	7-1-2017	1,650,000	1,669,718
New York Homer Central School District BAN (GO Revenue)	2.00	6-30-2017	9,430,000	9,489,220
New York Local Government Assistance Corporation Refinance Sub Lien Series A-10V (Tax Revenue, AGM Insured) ±(m)(n)	0.62	4-1-2017	6,400,000	6,392,000
New York Local Government Refunding Series C (Tax Revenue)	5.50	4-1-2017	1,420,000	1,453,597
New York Nassau Health Care Corporation RAN (Health Revenue)	2.00	1-17-2017	8,000,000	8,013,520
New York NY Adjusted Fiscal 2006 Sub Series F-3 (GO Revenue, Sumitomo Mitsui Banking LOC) ø	0.85	9-1-2035	9,700,000	9,700,000

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)

New York NY Adjusted Fiscal 2008 Sub Series A-3 (GO Revenue, AGM Insured) ±(m)	0.89%	8-1-2026	$1,975,000	$1,975,000
New York NY Adjusted Fiscal 2008 Sub Series C-4 (GO Revenue, AGC Insured) ±(m)	0.94	10-1-2027	49,350,000	49,350,000
New York NY Adjusted Fiscal 2008 Sub Series F-3 (GO Revenue, Landesbank Hessen-Thüringen LOC) ø	0.92	8-1-2024	24,500,000	24,500,000
New York NY Adjusted Fiscal 2008 Sub Series J-7 (GO Revenue) ±	1.31	8-1-2021	8,445,000	8,445,169
New York NY Adjusted Fiscal 2014 Sub Series D-3 (GO Revenue, JPMorgan Chase & Company SPA) ø	0.86	8-1-2038	18,600,000	18,600,000
New York NY Adjusted Fiscal 2015 Sub Series F-4 (GO Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.84	6-1-2044	18,600,000	18,600,000
New York NY Adjusted Fiscal 2017 Sub Series A-5 (GO Revenue, Landesbank Hessen-Thüringen SPA) ø	0.92	8-1-2044	24,000,000	24,000,000
New York NY HFA 605 West 42nd Street Series A (Housing Revenue, Bank of China LOC) ø	0.95	5-1-2048	25,000,000	25,000,000
New York NY HFA 625 West 57th Street (Housing Revenue, Bank of New York Mellon LOC) ø	0.83	5-1-2049	27,650,000	27,650,000
New York NY Housing Development Corporation Series E-1A (Housing Revenue)	0.75	11-1-2016	955,000	954,924
New York NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	1.35	6-15-2032	15,600,000	15,600,000
New York NY Series A-6 (GO Revenue) ±	1.34	8-1-2031	39,950,000	39,889,676
New York NY Series J Sub Series J-2 (GO Revenue, AGM Insured) ±(m)	0.85	6-1-2036	18,225,000	18,225,000
New York NY Series J Sub Series J-3 (GO Revenue, AGM Insured) ±(m)	0.89	6-1-2036	26,150,000	26,150,000
New York NY Series J-4 (GO Revenue) ±	1.39	8-1-2025	10,865,000	10,865,435
New York NY Series J-9 (GO Revenue) ±	1.24	8-1-2027	38,000,000	37,979,100
New York NY Sub Series C-4 (GO Revenue, AGM Insured) ±(m)	0.94	1-1-2032	1,025,000	1,025,000
New York NY Sub Series H-5 (GO Revenue, Dexia Credit Local LOC) ø	0.96	3-1-2034	7,500,000	7,500,000
New York NY Transitional Finance Authority Future Tax Secured Bonds Fiscal 2007 Series A (Tax Revenue, Dexia Credit Local SPA) ø	0.96	8-1-2022	1,200,000	1,200,000
New York NY Transitional Finance Authority NYC Recovery Series 3 Sub-Series 3D (Tax Revenue, Dexia Credit Local SPA) ø	1.05	11-1-2022	23,375,000	23,375,000
New York NY Transitional Finance Authority Series 1 (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.86	11-1-2022	7,230,000	7,230,000
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project (Airport Revenue)	5.00	8-1-2017	12,500,000	12,834,875
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project (Airport Revenue)	5.00	8-1-2018	10,000,000	10,557,500
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	37,290,000	37,301,933
Onondaga County NY Lafayette Central School District RAN (GO Revenue)	1.50	6-30-2017	12,477,222	12,509,413
Onondaga County NY Lafayette Central School District RAN (GO Revenue)	2.00	6-23-2017	2,000,000	2,012,240
Orange & Ulster Counties NY Board of Cooperative Educational Services RAN Series B (Miscellaneous Revenue)	1.50	7-31-2017	11,000,000	11,007,040
Oyster Bay NY BAN Series A (GO Revenue)	2.75	2-3-2017	11,000,000	11,023,870
Oyster Bay NY Public Improvement (GO Revenue)	3.00	8-15-2017	780,000	781,833
Sackets Harbor NY BAN (GO Revenue)	2.00	6-16-2017	2,750,000	2,764,795
Saltaire NY RAN (GO Revenue)	2.00	10-21-2016	5,000,000	5,002,850
South Jefferson NY Central School District (GO Revenue)	0.95	2-17-2017	1,116,638	1,114,985
Suffolk County NY Copiague Union Free School District TAN (GO Revenue)	1.50	6-22-2017	18,500,000	18,532,005
Suffolk County NY Public Improvement Serial Bonds Series B (GO Revenue)	2.00	10-15-2016	1,000,000	1,000,430
Suffolk County NY Public Improvement Serial Bonds Series B (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	10-15-2019	880,000	902,255
Suffolk County NY Sachem Central School District TAN (GO Revenue)	2.00	6-29-2017	20,000,000	20,113,600
Triborough Bridge & Tunnel Authority New York Refunding Bond General Sub Series B-4 (Transportation Revenue) ±	0.87	1-1-2029	4,500,000	4,499,775

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)

Utica NY School District (GO Revenue)	3.00%	7-1-2017	$1,320,000	$1,333,952
Vestal NY BAN (GO Revenue)	2.00	5-12-2017	4,350,000	4,370,315
Watertown NY BAN (GO Revenue)	2.00	4-20-2017	5,850,000	5,865,503
Westchester County NY Hudson Project (Health Revenue)	3.00	1-1-2017	500,000	502,170
Yonkers NY Series D (GO Revenue)	3.00	8-1-2017	2,045,000	2,077,229
Yonkers NY Series D (GO Revenue)	4.00	8-1-2018	3,135,000	3,292,816
Yonkers NY Series E (GO Revenue)	3.25	9-1-2017	790,000	805,413
Yonkers NY Series E (GO Revenue)	4.00	9-1-2018	1,225,000	1,290,440
Yonkers NY Series F (GO Revenue)	2.00	9-1-2017	345,000	347,798
Yonkers NY Series F (GO Revenue)	3.00	9-1-2018	350,000	362,436

				844,429,967

North Carolina : 0.66%

Ashville NC Housing Authority Spruce Hill Apartments (Housing Revenue) ±	0.95	8-1-2019	10,000,000	9,979,700
Charlotte NC Housing Authority MFHR Boulevard Phase III Project (Housing Revenue) ±	0.75	8-1-2017	10,500,000	10,496,955
Greensboro NC Housing Authority Claremont Courts Project (Housing Revenue) ±	0.95	11-1-2017	4,800,000	4,795,488
North Carolina Capital Finance Republic Services Incorporated Project Series 2013 (Resource Recovery Revenue) ±	0.95	6-1-2038	12,500,000	12,500,000

				37,772,143

North Dakota : 0.15%

Burleigh County ND (Tax Revenue, AGM Insured)	5.00	11-1-2016	600,000	602,160
Dickinson ND Series A (Tax Revenue)	3.00	10-1-2017	1,100,000	1,120,229
Hazen ND Sakakawea Medical Center Project BAN (Health Revenue)	2.50	7-1-2017	3,000,000	3,001,170
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2017	3,875,000	3,893,523

				8,617,082

Ohio : 3.62%

Cleveland OH Airport System Series A (Airport Revenue, Ambac Insured)	5.25	1-1-2017	2,315,000	2,337,942
Cleveland OH Airport System Series C (Airport Revenue, AGC Insured)	5.00	1-1-2017	2,895,000	2,923,892
Crawford County OH Avita Health System Obligated Group Project (Health Revenue)	1.43	11-1-2017	15,000,000	15,014,550
Cuyahoga OH Metropolitan Housing Authority Bohn Tower Apartments Project (Housing Revenue)	0.70	3-1-2017	12,700,000	12,689,840
Cuyahoga OH Metropolitan Housing Authority Carver Park Phase I Project (Housing Revenue) ±	1.00	9-1-2019	7,000,000	6,979,000
Franklin County OH Hospital Facilities Series B (Health Revenue, Barclays Bank plc SPA) ø	0.88	11-15-2041	30,000,000	30,000,000
Franklin County OH Poindexter Phase IIA Project (Housing Revenue) ±	1.10	12-1-2018	3,000,000	2,999,070
Lancaster OH Port Authority (Utilities Revenue, Royal Bank of Canada SPA) ±	0.75	2-1-2017	3,895,000	3,895,078
Lancaster OH Port Authority (Utilities Revenue, Royal Bank of Canada SPA) ±	0.80	8-1-2017	3,240,000	3,242,365
Lancaster OH Port Authority (Utilities Revenue, Royal Bank of Canada SPA) ±	0.85	2-1-2018	7,225,000	7,191,982
Lancaster OH Port Authority (Utilities Revenue, Royal Bank of Canada SPA) ±	0.90	8-1-2018	4,000,000	3,979,320
Marietta OH BAN (GO Revenue)	1.50	5-12-2017	3,475,000	3,482,124
Medina County OH Manor Apartments Project (Housing Revenue) ±	1.00	12-1-2017	3,000,000	2,997,900
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	450,000	402,111
Ohio Air Quality Development Authority FirstEnergy Generation Series 2009-A (Utilities Revenue)	5.70	8-1-2020	16,790,000	16,144,257

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)

Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75%	12-1-2023	$25,000,000	$23,852,500
Ohio American Municipal Power Incorporated BAN (Utilities Revenue)	1.00	10-21-2016	4,500,000	4,499,865
Ohio HFA Coopermill Manor Project (Housing Revenue)	0.85	8-1-2017	15,850,000	15,820,519
Ohio Higher Educational Facility John Carroll University Project (Education Revenue) ±	2.25	9-1-2033	1,495,000	1,518,965
Ohio Housing Finance Agency Northland Village Apartments Project (Housing Revenue) ±	1.00	5-1-2019	14,000,000	13,976,900
Ohio Major New State Infrastructure Project Series 3 (Miscellaneous Revenue)	5.00	12-15-2016	1,960,000	1,977,483
Ohio University Hospital Health System Series B (Health Revenue) ø	1.20	1-15-2033	12,720,000	12,720,000
Ohio University Hospital Health System Series B (Health Revenue) ø	1.20	1-15-2045	13,000,000	13,000,000
Perrysburg OH Exempted Village School District (GO Revenue, AGM Insured)	4.25	12-1-2018	1,000,000	1,005,940
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2017	4,375,000	4,468,450

				207,120,053

Oklahoma : 0.53%

Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2018	1,000,000	1,025,400
Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2019	1,505,000	1,567,442
Cleveland County OK Educational Facilities Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2017	4,825,000	4,953,538
Comanche County OK Hospital Authority Refunding (Health Revenue)	5.00	7-1-2017	2,855,000	2,915,555
Oklahoma Capitol Improvement Authority Higher Education Projects Series A (Miscellaneous Revenue)	5.00	7-1-2018	2,225,000	2,382,041
Oklahoma County OK Independent School District #52 Series B (GO Revenue)	2.00	3-1-2017	2,550,000	2,561,603
Oklahoma HFA Savanna Landing Apartments (Housing Revenue) ±	0.85	7-1-2019	2,500,000	2,488,125
Oklahoma Housing Finance Agency Cherokee Terrace Apartments (Housing Revenue, GNMA Insured) ±	0.70	12-1-2017	5,000,000	4,993,150
Oklahoma School District Certificate of Participation (Miscellaneous Revenue)	1.00	6-30-2017	7,330,000	7,313,581

				30,200,435

Oregon : 0.38%

Oregon Facilities Authority Providence Health & Services Series C (Health Revenue) ±	1.72	10-1-2020	14,650,000	14,650,147
Oregon Housing Development Holiday Garden Apartments Series 2015D (Housing Revenue) ±	0.80	8-1-2018	6,400,000	6,393,728
Portland OR Portland International Airport Series 18-A (Airport Revenue, Bank of China LOC) ø	0.96	7-1-2026	500,000	500,000

				21,543,875

Pennsylvania : 3.48%

Allentown PA Hospital Authority Sacred Heart Hospital (Health Revenue)	6.00	11-15-2016	115,000	115,756
Beaver County PA IDA FirstEnergy Generation Series A (Utilities Revenue)	2.15	3-1-2017	3,300,000	3,294,720
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	3.50	12-1-2035	3,025,000	2,653,409
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	4.25	10-1-2047	5,000,000	5,004,050
Beaver County PA IDA FirstEnergy Generation Series B (Utilities Revenue) ±	2.50	12-1-2041	4,000,000	3,959,560
Bethlehem PA Area School District Authority (Miscellaneous Revenue) ±	0.80	1-1-2030	8,115,000	8,088,302
Chester County PA IDA University Student Housing Project Series C-1 (Housing Revenue)	0.65	2-1-2017	1,900,000	1,898,366
Clarion County PA IDA Clarion University Housing Project Series D (Housing Revenue)	3.00	7-1-2017	900,000	908,028
Greater Latrobe PA School District (Miscellaneous Revenue)	3.00	10-1-2016	4,580,000	4,580,275

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)

Leigh County PA IDA PPL Corporation Series A (Industrial Development Revenue) ±	0.90%	9-1-2029	$12,500,000	$12,484,625
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program (Education Revenue) ±	3.00	11-1-2035	4,000,000	4,005,320
Montgomery County PA IDA Acts Retirement Community Series B (Health Revenue)	5.00	11-15-2017	2,300,000	2,312,397
Montgomery County PA IDA Refunding Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2029	12,910,000	13,206,801
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.70	11-1-2018	700,000	694,407
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.76	11-1-2019	1,000,000	988,650
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.85	11-1-2024	5,000,000	4,956,800
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ±	0.90	6-1-2044	15,000,000	15,000,000
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.70	8-1-2045	10,000,000	10,000,000
Pennsylvania HEFA Association of Independent Colleges and Universities Financing Program York College of Pennsylvania Project Series T-2 (Education Revenue) ±	1.35	5-1-2034	2,565,000	2,566,385
Pennsylvania HEFA Independent Colleges Series I4 (Education Revenue) ±	1.50	11-1-2031	5,800,000	5,822,388
Pennsylvania HEFA Wilkes University Project Series A (Education Revenue)	4.00	3-1-2020	735,000	792,029
Pennsylvania HEFA Wilkes University Project Series A (Education Revenue)	5.00	3-1-2021	500,000	567,830
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Messiah College Project Series I-3 (Education Revenue) ±	1.20	11-1-2031	225,000	224,741
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Mount Aloysius College Project Series R-1 (Education Revenue) ±	1.25	11-1-2041	1,500,000	1,498,605
Pennsylvania HFA Daniel Flood Tower Apartments Series CC (Housing Revenue) ±	0.75	1-1-2018	3,250,000	3,246,880
Pennsylvania Public School Building Authority The School District of Pennsylvania Project (Miscellaneous Revenue)	5.00	4-1-2017	3,500,000	3,556,350
Pennsylvania Series 2 (GO Revenue)	5.00	4-15-2017	1,250,000	1,278,400
Pennsylvania Turnpike Commission Series B-1 (Transportation Revenue) ±	1.44	12-1-2018	19,000,000	18,937,110
Philadelphia PA Multi-Modal Series B (GO Revenue, Barclays Bank plc LOC) ø	0.88	8-1-2031	36,200,000	36,200,000
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	1,880,000	1,988,081
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2018	250,000	264,373
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2017	6,050,000	6,237,671
Philadelphia PA School District Series E (GO Revenue)	5.00	9-1-2018	145,000	153,336
University Area Joint Authority Pennsylvania Refunding Bond (Water & Sewer Revenue) ±	1.24	11-1-2028	3,300,000	3,295,875
Upper Darby PA School District (GO Revenue)	3.00	5-1-2017	500,000	505,555
Upper Darby PA School District (GO Revenue)	4.00	5-1-2018	700,000	730,737
Warwick PA School District (GO Revenue)	3.00	2-15-2017	1,000,000	1,007,840
Warwick PA School District (GO Revenue)	4.00	2-15-2018	1,250,000	1,300,550
Warwick PA School District (GO Revenue)	4.00	2-15-2019	1,025,000	1,095,356
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2017	1,085,000	1,104,053
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2017	1,650,000	1,676,367
Westmoreland County PA IDA Excela Health Project (Health Revenue)	5.00	7-1-2018	1,650,000	1,738,011
York County PA Refunding Bond (GO Revenue) ±	0.66	6-1-2033	9,445,000	9,434,988

				199,374,977

Puerto Rico : 0.02%

Puerto Rico Electric Power Authority Series TT (Utilities Revenue, AGM Insured)	5.00	7-1-2017	550,000	564,427

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)

Puerto Rico Highway & Transportation Authority Series E (Transportation Revenue, AGM Insured)	5.50%	7-1-2017	$575,000	$592,037
Puerto Rico Public Improvement Series A (GO Revenue, AGC Insured)	5.00	7-1-2017	250,000	256,495

				1,412,959

Rhode Island : 0.23%

Providence RI Redevelopment Agency Public Safety Building Project Series A (Miscellaneous Revenue)	4.00	4-1-2018	3,025,000	3,136,260
Providence RI Series A (GO Revenue)	5.00	7-15-2017	1,400,000	1,440,054
Rhode Island HEFA Refunding Bond Providence Financing Program (Education Revenue, AGM Insured)	3.00	5-15-2017	1,815,000	1,835,183
Rhode Island HEFA Refunding Bond Providence Financing Program (Education Revenue, AGM Insured)	3.00	5-15-2018	1,535,000	1,577,320
Rhode Island Housing and Mortgage Finance Corporation Series 66-B (Housing Revenue) ±	1.54	10-1-2045	4,400,000	4,396,040
Rhode Island Student Loan Authority AMT Program Senior Series A (Education Revenue)	5.00	12-1-2019	750,000	820,598

				13,205,455

South Carolina : 0.49%

Berkeley County SC IDA Nucor Corporation Project (Industrial Development Revenue) ø	1.07	4-1-2030	5,000,000	5,000,000
Columbia SC Waterworks (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC) ø	0.88	2-1-2038	8,075,000	8,075,000
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2017	600,000	603,648
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2018	500,000	504,185
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	4.00	4-1-2019	500,000	519,880
South Carolina HFA West Greenville Project (Housing Revenue) ±	1.00	4-1-2019	7,600,000	7,580,772
South Carolina Housing Finance & Development Authority Spartanburg 7 Project Series A (Housing Revenue) ±	1.05	1-1-2019	3,175,000	3,171,190
South Carolina Transportation Infrastructure Bank Series A (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	4.50	10-1-2037	550,000	550,061
Woodruff SC BAN (Water & Sewer Revenue)	1.05	4-1-2017	2,045,000	2,045,041

				28,049,777

Tennessee : 1.25%

Anderson County TN HEFA Gate Manor Apartments Project (Housing Revenue) ±	0.90	8-1-2019	4,100,000	4,087,905
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	2,740,000	2,763,591
Knoxville TN Industrial Development Board Collateralized Housing Golden Age Retirement Village Project (Housing Revenue, GNMA Insured)	0.85	12-1-2017	5,900,000	5,893,392
Memphis TN HEFA Ashland Lakes II Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC) ø	0.91	5-1-2043	11,500,000	11,500,000
Metropolitan Government Nashville & Davidson Counties TN (Water & Sewer Revenue)	0.90	10-17-2016	15,000,000	15,000,000
Metropolitan Government Nashville & Davidson Counties TN Health & Education Facilities Meharry Medical College (Health Revenue, Ambac Insured)	6.00	12-1-2016	560,000	562,800
Nashville TN HEFA The Paddock at Grandview Apartments Project (Housing Revenue)	0.95	5-1-2018	16,500,000	16,455,945
Sevier County TN Health Educational and Housing Facility Board Hallmark Rural Housing Portfolio (Housing Revenue) ±	0.85	9-1-2017	2,874,000	2,872,017
Shelby County TN Health Educational and Housing Facility Board Methodist Le Bonheur Healthcare Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.92	6-1-2042	11,000,000	11,000,000

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tennessee (continued)

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25%	9-1-2017	$1,430,000	$1,480,508

				71,616,158

Texas : 7.60%

Clear Creek TX Independent School District (GO Revenue) ±	3.00	2-15-2035	4,425,000	4,503,765
Dallas TX Independent High School District (GO Revenue) ±	1.50	2-15-2034	4,000,000	4,026,280
El Paso TX Public Facilities Corporation Rental Assistance Demonstration Program (Housing Revenue) ±	1.00	10-1-2018	9,600,000	9,578,976
Galveston TX Dickinson Independent High School District (GO Revenue) ±	1.05	8-1-2037	4,250,000	4,248,810
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-2 (GO Revenue) ±	3.00	2-15-2040	960,000	976,723
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-3 (GO Revenue) ±	1.05	2-15-2044	12,000,000	11,975,520
Harris County TX Cypress-Fairbanks Independent School District Series B-1 (GO Revenue) ±	0.90	2-15-2040	12,180,000	12,106,433
Harris County TX Houston Independent School District Series B (GO Revenue) ±	0.95	6-1-2035	9,150,000	9,136,001
Houston TX Adjustable Refunding First Lien B-3 (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC) ø	0.86	5-15-2034	3,300,000	3,300,000
Houston TX Hotel Occupancy Unrefunded Series B (Tax Revenue)	5.00	9-1-2018	285,000	286,015
Midland County TX PFFA Compass Pointe Apartments (Housing Revenue)	1.25	3-1-2018	7,000,000	7,001,890
North East TX Independent School District Series A (GO Revenue) ±	2.00	8-1-2042	25,860,000	26,291,086
Northside TX Independent School District Building Project (GO Revenue) ±	2.13	8-1-2040	1,915,000	1,921,703
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	2,610,000	2,671,961
Northside TX Independent School District Series A (GO Revenue) ±	2.00	6-1-2039	27,715,000	28,341,082
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B (Resource Recovery Revenue) ø	0.93	4-1-2040	20,000,000	20,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B (Resource Recovery Revenue) ø	0.94	12-1-2039	10,000,000	10,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	0.93	11-1-2040	21,600,000	21,600,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	0.94	11-1-2040	3,500,000	3,500,000
Richardson TX Independent School District Series A (GO Revenue)	5.00	2-15-2017	3,835,000	3,896,475
San Antonio TX Electric & Gas Refunding System Junior Lien Series A (Utilities Revenue) ±	1.12	2-1-2033	53,000,000	52,986,750
San Antonio TX Housing Trust Finance Corporation Freedom Hills Ranch Apartments Project (Housing Revenue)	1.00	1-1-2018	12,650,000	12,615,466
San Antonio TX Housing Trust Finance Corporation MFHR Masters Ranch Apartments Project (Housing Revenue)	0.75	12-15-2016	15,500,000	15,500,000
San Antonio TX Junior Lien No Reserve Fund Series F (Water & Sewer Revenue) ±	1.52	5-1-2043	12,320,000	12,320,246
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	2.00	11-15-2016	400,000	400,316
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	3.00	11-15-2017	485,000	492,998
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	4.00	11-15-2018	500,000	524,000
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	4.00	11-15-2019	510,000	543,538
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	3.00	11-15-2017	500,000	508,585

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)

Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	4.00%	11-15-2018	$500,000	$524,965
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	4.00	11-15-2019	710,000	757,804
Tarrant County TX Cultural Education Facilities Finance Corporation Hendrick Medical Center (Health Revenue)	4.00	9-1-2017	550,000	564,053
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) ø144A	1.07	11-15-2029	30,400,000	30,400,000
Tender Option Bond Trust Receipts Floaters Series 2016-XG0058 (Health Revenue, Deutsche Bank LIQ) ø144A	0.62	8-15-2027	4,985,000	4,985,000
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	6,925,000	7,012,394
Texas Affordable Housing Corporation Woodside Village Project (Housing Revenue) ±	1.00	12-1-2018	5,750,000	5,744,825
Texas Department of Housing and Community Affairs Good Samaritan Towers (Housing Revenue)	0.95	9-1-2017	5,620,000	5,613,481
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.14	9-15-2017	8,530,000	8,513,025
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.31	9-15-2017	22,425,000	22,371,404
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	2,500,000	2,521,075
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series B (Utilities Revenue) ±	1.12	12-15-2017	2,975,000	2,961,970
Texas New Hope Cultural Education Facilities Finance Corporation MRC Crestview Project (Health Revenue)	1.50	11-15-2017	225,000	224,624
Texas New Hope Cultural Education Facilities Finance Corporation MRC Crestview Project (Health Revenue)	1.75	11-15-2018	500,000	498,030
Texas New Hope Cultural Education Facilities Finance Corporation MRC Crestview Project (Health Revenue)	2.00	11-15-2019	345,000	343,492
Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2016	2,080,000	2,087,218
Texas Public Finance Authority Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	7-1-2017	11,500,000	11,704,125
Texas Sam Rayburn Municipal Power Agency (Utilities Revenue)	5.00	10-1-2016	2,320,000	2,320,278
Texas Tollway Authority Series C (Transportation Revenue) ±	1.95	1-1-2038	1,535,000	1,554,541
Texas Tollway Authority Series D (Transportation Revenue, Royal Bank of Canada LOC) ø	0.82	1-1-2049	2,000,000	2,000,000
Texas Transportation Commission State Highway Fund 1st Tier Series B (Transportation Revenue, Banco Bilbao Vizcaya SPA) ø	1.00	4-1-2026	6,500,000	6,500,000
Texas Transportation Commission State Highway Fund Floating 1st Tier Series B (Tax Revenue) ±	1.19	4-1-2032	24,000,000	23,987,520
Texas Veterans Bonds (GO Revenue, Helaba Landesbank Hessen-Thüringen SPA) ø	0.84	12-1-2046	8,000,000	8,000,000
Williamson County TX (GO Revenue) ±	1.45	8-15-2034	2,600,000	2,613,026

				435,057,469

Vermont : 0.03%

Burlington VT Airport Refunding Series 2012B (Airport Revenue)	3.50	7-1-2018	1,560,000	1,576,895

Virgin Islands : 0.20%

Virgin Islands PFA Senior Lien Matching Fund Loan Series A (Miscellaneous Revenue)	4.00	10-1-2016	1,700,000	1,700,085
Virgin Islands PFA Senior Lien Matching Fund Loan Series B (Miscellaneous Revenue)	5.00	10-1-2017	9,450,000	9,672,453

				11,372,538

Virginia : 0.87%

Bedford VA American Municipal Power Incorporated (Utilities Revenue)	1.25	3-28-2017	4,385,000	4,385,921

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Virginia (continued)

Chesapeake VA EDA Electric and Power Company Series 2008A (Utilities Revenue) ±	1.75%	2-1-2032	$30,000,000	$30,404,100
Fredericksburg VA EDA Mary Washington Healthcare Group Series A (Health Revenue) ±	2.74	8-1-2038	4,265,000	4,275,620
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2017	1,250,000	1,285,950
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2018	1,500,000	1,601,880
Louisa VA IDA Virginia Electric & Power Company Series C (Utilities Revenue) ±	0.70	11-1-2035	6,400,000	6,397,888
Virginia Housing Development Authority Series B (Housing Revenue)	2.25	9-1-2017	500,000	505,395
Virginia Small Business Financing Authority Hampton University (Education Revenue)	3.00	10-1-2016	955,000	955,057

				49,811,811

Washington : 0.40%

Grant County WA Public Utility District #2 Series K (Utilities Revenue) ±	0.95	1-1-2044	4,000,000	3,986,760
Kent WA (GO Revenue)	3.00	12-1-2016	500,000	501,835
King County WA Junior Lien Series A (Water & Sewer Revenue, Landesbank Hessen-Thüringen LOC) ø	0.87	1-1-2032	2,000,000	2,000,000
Skagit County WA Public Hospital District No. 1 (GO Revenue, National Insured)	5.13	12-1-2016	1,070,000	1,077,276
Washington HCFR Series XF2035 (Health Revenue, Morgan Stanley Bank LIQ) ø144A	1.19	10-1-2036	7,655,000	7,655,000
Washington HFA Multicare Health System Series D (Health Revenue, Barclays Bank plc LOC) ø	0.90	8-15-2041	490,000	490,000
Washington Housing Finance Commission Hopesource Portfolio Projects (Housing Revenue) ±	0.65	4-1-2019	7,390,000	7,374,233

				23,085,104

West Virginia : 0.85%

Mason County WV PCR Appalachian Power Company Series L (Industrial Development Revenue) ±	1.63	10-01-2022	16,400,000	16,485,444
West Virginia EDA Appalachian Power Company Mountaineer Project Series A (Utilities Revenue) ø	1.18	2-01-2036	25,000,000	25,000,000
West Virginia EDA Solid Waste Disposal Appalachian Power Company Series B (Utilities Revenue) ø	0.90	12-01-2042	6,950,000	6,950,000

				48,435,444

Wisconsin : 1.20%

Ellsworth WI Community School District (Miscellaneous Revenue)	2.00	10-1-2017	4,235,000	4,238,557
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2016	345,000	347,443
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2016	385,000	387,079
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2017	385,000	398,071
Racine WI Anticipation Notes (Miscellaneous Revenue)	2.25	8-15-2017	3,000,000	3,008,370
Tender Option Bond Trust Receipts Floaters Series 2015-XF0127 (Health Revenue, JPMorgan Chase & Company LIQ) ø144A	1.04	10-1-2020	4,875,000	4,875,000
Waukesha WI Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.80	12-1-2042	3,800,000	3,800,000
Wisconsin HEFA Aurora Health Care Series B-1 (Health Revenue) ±	1.25	8-15-2025	3,540,000	3,541,982
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	2.00	12-1-2016	1,455,000	1,457,634
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	3.00	12-1-2017	200,000	204,456
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	3.00	12-1-2018	500,000	519,865
Wisconsin HEFA Marshfield Clinic Series B (Health Revenue, JPMorgan Chase & Company LOC) ø	0.84	1-15-2036	20,275,000	20,275,000

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name		Interest rate	Maturity date	Principal	Value

Wisconsin (continued)

Wisconsin Residual Interest Bonds Floater Trust Various States Series 2WE (Miscellaneous Revenue, Barclays Bank plc LOC) ø144A		1.00%	5-1-2018	$25,505,000	$25,505,000

					68,558,457

Total Municipal Obligations (Cost $5,507,871,044)					5,505,807,836

Other : 2.44%
Eaton Vance California Municipal Income Trust Preferred Shares ±144A§		2.34	9-1-2019	16,975,000	16,936,806
Eaton Vance Massachusetts Municipal Bond Fund Institutional MuniFund Term Preferred Shares ±144A§		1.84	7-1-2019	6,475,000	6,442,819
Eaton Vance Municipal Bond Fund 2 Institutional MuniFund Term Preferred Shares ±144A§		1.68	7-1-2019	9,950,000	9,913,981
Eaton Vance Pennsylvania Municipal Bond Fund Institutional MuniFund Term Preferred Shares ±144A		1.63	7-1-2019	6,000,000	5,970,180
Nuveen Enhanced Municipal Credit Opportunities Fund Institutional MuniFund Term Preferred Shares ±144A		1.59	10-1-2017	59,000,000	58,852,500
Nuveen New York AMT-Free Municipal Income Fund Institutional MuniFund Term Preferred Shares ±144A§		1.46	10-1-2017	17,000,000	16,960,900
Nuveen Texas Quality Income Municipal Fund Institutional MuniFund Term Preferred Shares ±144A		1.74	11-1-2018	25,000,000	24,936,250

Total Other (Cost $140,376,190)					140,013,436

		Yield		Shares

Short-Term Investments : 0.35%

Investment Companies : 0.34%

Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##		0.69		19,559,529	19,559,529

				Principal

U.S. Treasury Securities : 0.01%

U.S. Treasury Bill (z)#		0.33	12-15-2016	$250,000	249,900

Total Short-Term Investments (Cost $19,809,357)					19,809,429

Total investments in securities (Cost $5,673,005,806)*	99.06%				5,670,577,161

Other assets and liabilities, net	0.94				53,829,174

Total net assets	100.00%				$5,724,406,335

±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,672,995,714 and unrealized gains (losses) consists of:

Gross unrealized gains	$7,770,450
Gross unrealized losses	(10,189,003)

Net unrealized losses	$(2,418,553)

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2016 (unaudited)

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
DW&P	Department of Water & Power
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
RAN	Revenue anticipation notes
R&D	Research & development
RDA	Redevelopment Authority
ROC	Reset option certificates
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TAN	Tax anticipation notes
TTFA	Transportation Trust Fund Authority

Wells Fargo Ultra Short-Term Municipal Income Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds & notes	$0	$4,946,460	$0	$4,946,460
Municipal obligations	0	5,505,807,836	0	5,505,807,836
Other	0	140,013,436	0	140,013,436
Short-term investments
Investment companies	19,559,529	0	0	19,559,529
U.S. Treasury securities	249,900	0	0	249,900

	19,809,429	5,650,767,732	0	5,670,577,161
Futures contracts	21,094	0	0	21,094

Total assets	$19,830,523	$5,650,767,732	$0	$5,670,598,255

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended September 30, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At September 30, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at September 30, 2016	Unrealized losses
12-30-2016	JPMorgan	100 Short	5-Year U.S. Treasury Notes	$12,151,563	$(3,315)

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.46%

Guam : 12.70%

Guam Government Business Privilege Series A (Tax Revenue)	5.25%	1-1-2036	$2,000,000	$2,217,100
Guam Government Business Privilege Series B1 (Tax Revenue)	5.00	1-1-2042	500,000	545,195
Guam Government Business Privilege Series D (Tax Revenue)	5.00	11-15-2021	2,250,000	2,589,053
Guam Government Business Privilege Series D (Tax Revenue)	5.00	11-15-2022	1,500,000	1,760,775
Guam Government Hotel Occupancy Tax Series A (Tax Revenue)	5.00	11-1-2016	500,000	501,670
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12-1-2019	1,500,000	1,654,755
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00	12-1-2021	2,000,000	2,307,400
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,136,920
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-2019	1,000,000	1,140,140
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	650,000	710,743
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2021	300,000	342,504
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	740,000	874,532
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2016	100,000	100,012
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	100,000	111,410
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2020	100,000	113,820
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2016	150,000	150,017
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2021	2,500,000	2,850,250
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,575,000	1,733,823
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	563,690

				21,403,809

Illinois : 4.96%

Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	1,000,000	776,930
Chicago IL Refunding Bond (Tax Revenue)	5.00	1-1-2034	2,000,000	2,184,840
Chicago IL Series A (GO Revenue)	5.00	1-1-2027	1,700,000	1,815,940
Chicago IL Waterworks Second Lien (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2020	500,000	533,920
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	250,000	287,113
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	3,500,000	2,761,885

				8,360,628

Michigan : 0.13%

Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	215,000	216,251

New Jersey : 1.24%

New Jersey EDA Series EE (Miscellaneous Revenue)	5.00	9-1-2023	935,000	1,040,206
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	2,000,000	1,055,020

				2,095,226

Ohio : 0.57%

Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75	12-1-2023	1,000,000	954,100

Puerto Rico : 6.24%

Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	1,027,340
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	600,000	650,286
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, AGC Insured)	5.25	7-1-2019	1,000,000	1,053,720
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, BHAC/FGIC Insured)	5.25	7-1-2021	300,000	343,545

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00%	7-1-2017	$1,000,000	$1,020,150
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2018	1,375,000	1,425,133
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2019	1,500,000	1,585,140
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue)	6.50	11-15-2020	25,000	25,462
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	3,000,000	3,373,080
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	250,000	24,248

				10,528,104

Virgin Islands : 8.16%

Virgin Islands PFA (Miscellaneous Revenue) 144A	5.00	9-1-2020	750,000	825,855
Virgin Islands PFA Gross Receipts Series C (Tax Revenue)	5.00	10-1-2017	2,240,000	2,271,494
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	4.00	10-1-2020	450,000	451,152
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	4.00	10-1-2022	3,000,000	3,182,520
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	5.00	10-1-2016	250,000	250,023
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2025	2,000,000	2,202,300
Virgin Islands PFA Series A (Miscellaneous Revenue)	5.00	10-1-2018	4,505,000	4,570,953
Virgin Islands PFA Unrefunded Balance Series A (Miscellaneous Revenue)	7.30	10-1-2018	10,000	10,624

				13,764,921

Wisconsin : 64.46%

Appleton WI RDA Fox Cities Performing Arts Center Project Series B (Miscellaneous Revenue, JPMorgan Chase & Company LOC) ø	0.86	6-1-2036	2,000,000	2,000,000
Blue Mounds WI CDA Series A (Miscellaneous Revenue)	1.25	4-1-2017	50,000	50,044
Brookfield WI Community Development & Redevelopment Authority Series A (Miscellaneous Revenue)	1.15	6-1-2018	550,000	550,754
Brookfield WI Community Development & Redevelopment Authority Series A (Miscellaneous Revenue)	1.35	6-1-2019	750,000	753,818
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2017	170,000	170,202
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.50	6-1-2018	200,000	200,542
Cudahy WI CDA Series C (Miscellaneous Revenue)	0.70	6-1-2017	250,000	249,803
Cudahy WI CDA Series C (Miscellaneous Revenue)	0.90	6-1-2018	200,000	199,676
Cudahy WI CDA Series C (Miscellaneous Revenue)	1.05	6-1-2019	125,000	124,900
Glendale WI CDA Bayshore Public Parking (Miscellaneous Revenue)	1.50	10-1-2019	300,000	303,267
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2017	1,635,000	1,672,033
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2018	1,700,000	1,774,392
Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	4.38	4-1-2022	200,000	213,792
Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	5.00	4-1-2030	1,410,000	1,542,173
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.50	12-1-2023	250,000	274,833
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.65	12-1-2026	100,000	110,256
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.00	12-1-2029	260,000	288,621
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.15	12-1-2032	420,000	467,590
Jackson WI CDA Kettle Moraine Lutheran High School Federation Incorporated (Education Revenue, FHLB LOC) ø	0.86	12-31-2036	1,210,000	1,210,000
Kaukauna WI RDA (Miscellaneous Revenue)	3.75	6-1-2032	850,000	911,753

2

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)

Kaukauna WI RDA (Miscellaneous Revenue)	4.00%	6-1-2019	$50,000	$53,614
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2020	100,000	109,416
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2021	310,000	344,326
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2022	235,000	264,861
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2023	200,000	227,996
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2025	425,000	495,967
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2028	425,000	483,004
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2035	900,000	966,096
Madison WI CDA Monticello Apartments (Housing Revenue, BMO Harris Bank NA LOC) ø	0.86	4-1-2023	730,000	730,000
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2023	150,000	167,634
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2025	475,000	530,243
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2039	5,000,000	5,583,450
Milwaukee WI RDA Neighborhood Schools Series A (Miscellaneous Revenue, Ambac Insured)	3.85	8-1-2020	200,000	204,486
Milwaukee WI RDA Neighborhood Schools Series A (Miscellaneous Revenue, Ambac Insured)	3.90	8-1-2021	405,000	413,837
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue, Ambac Insured)	4.00	8-1-2023	300,000	306,159
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2019	915,000	1,010,480
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2020	3,100,000	3,519,492
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2021	3,330,000	3,871,924
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	2,100,000	2,400,279
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	3.15	8-1-2017	50,000	50,854
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	4.60	8-1-2024	870,000	939,591
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	5.00	8-1-2030	3,000,000	3,287,850
Milwaukee WI RDA University of Wisconsin Kenilworth Project Series 2005 (Education Revenue, U.S. Bank NA LOC) ø	0.86	9-1-2040	3,615,000	3,615,000
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.80	12-1-2038	2,155,000	2,155,000
Milwaukee WI Series B6 (GO Revenue)	2.00	4-1-2021	175,000	181,431
Milwaukee WI Series B6 (GO Revenue)	3.00	4-1-2024	570,000	630,141
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2022	350,000	419,696
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2023	580,000	711,382
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2025	550,000	695,371
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	2-15-2029	1,000,000	1,107,150
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-2039	1,570,000	1,752,026
North Fond Du Lac WI CDA (Miscellaneous Revenue)	0.85	12-1-2016	150,000	149,934
North Fond Du Lac WI CDA (Miscellaneous Revenue)	1.30	12-1-2017	50,000	49,948
North Fond Du Lac WI CDA (Miscellaneous Revenue)	1.70	12-1-2018	50,000	50,142
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.75	5-1-2018	50,000	50,271
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.65	6-1-2017	100,000	100,067
Platteville WI RDA University of Wisconsin Platteville Real Estate (Education Revenue)	5.00	7-1-2022	1,000,000	1,108,250
Prairie du Chien WI RDA Series B (Miscellaneous Revenue)	1.65	9-1-2020	200,000	204,322
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.80	10-1-2042	1,395,000	1,395,000
Saukville Village WI CDA Calibre Incorporated Project (Industrial Development Revenue, BMO Harris Bank NA LOC) ø	1.06	9-1-2029	540,000	540,000
Southeast Wisconsin Professional Baseball Park District (Miscellaneous Revenue, National Insured) ¤	0.00	12-15-2017	500,000	494,030
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2017	1,765,000	1,859,057
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2018	380,000	417,787
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2019	100,000	114,041
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2021	2,000,000	2,434,340
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2023	1,600,000	2,015,056
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2026	2,435,000	3,070,559
Sturgeon Bay WI Waterfront RDA Series A (Miscellaneous Revenue)	4.35	10-1-2018	150,000	150,015

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)

Sun Prairie WI CDA Tax Incremental #6 & 7 (Miscellaneous Revenue)	3.80%	2-1-2018	$300,000	$302,370
Sun Prairie WI CDA Tax Incremental #6 & 7 (Miscellaneous Revenue)	4.00	2-1-2019	220,000	221,725
Sun Prairie WI CDA Tax Incremental #6 & 7 (Miscellaneous Revenue)	4.50	2-1-2022	250,000	252,128
Verona WI CDA Public Improvements (Miscellaneous Revenue)	5.38	12-1-2022	830,000	832,191
Warrens WI CDA Economic Improvements (Miscellaneous Revenue)	5.10	11-1-2020	70,000	54,835
Warrens WI CDA Interim Workout Extension (Tax Revenue)	3.70	11-1-2029	214,392	111,484
Warrens WI CDA Public Improvements (Miscellaneous Revenue)	5.00	11-1-2016	70,000	69,705
Waukesha WI Housing Authority Preservation Corporation Project (Housing Revenue, Johnson Bank LOC) ø	1.80	12-1-2042	1,950,000	1,950,000
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.30	12-1-2016	135,000	135,324
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.65	12-1-2017	335,000	341,345
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.00	12-1-2023	150,000	158,987
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.20	12-1-2024	150,000	159,681
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.25	12-1-2025	250,000	266,035
Wauwatosa WI Housing Authority Hart Park Square Project (Health Revenue, BMO Harris Bank NA LOC) ø	1.06	3-1-2034	260,000	260,000
Weston WI CDA Series A (Miscellaneous Revenue)	5.25	10-1-2020	720,000	722,189
Wisconsin Center District CAB (Tax Revenue, National Insured) ¤	0.00	12-15-2019	175,000	166,023
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤	0.00	12-15-2030	295,000	207,842
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2018	65,000	70,932
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2019	2,000,000	2,260,400
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2023	2,150,000	2,586,687
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2027	1,005,000	1,234,331
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2022	730,000	853,647
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2030	2,100,000	2,397,507
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2032	1,100,000	1,242,428
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2033	920,000	1,035,745
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2034	2,000,000	2,247,940
Wisconsin Dells CDA (Miscellaneous Revenue)	4.60	3-1-2025	175,000	175,368
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	3.00	12-1-2019	1,475,000	1,554,163
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	4.00	12-1-2035	1,000,000	1,077,260
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	5.00	12-1-2025	1,500,000	1,832,550
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	5.00	12-1-2026	1,740,000	2,111,681
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue, Ambac Insured)	5.50	2-15-2019	35,000	36,268
Wisconsin HEFA Monroe Clinic Incorporated (Health Revenue)	4.00	2-15-2031	450,000	491,423
Wisconsin HEFA Monroe Clinic Incorporated (Health Revenue)	4.00	2-15-2033	550,000	596,580
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B (Health Revenue)	5.00	7-1-2044	3,250,000	3,660,573
Wisconsin Housing & EDA (Housing Revenue, FHA Insured)	6.10	6-1-2021	60,000	63,680
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.63	11-1-2037	25,000	25,022
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.75	5-1-2037	265,000	265,260
Wisconsin Housing & EDA MFHR Series A (Industrial Development Revenue) ±	4.25	12-1-2035	1,960,000	1,964,547
Wisconsin Housing & EDA President House Project (Housing Revenue, Associated Trust Company NA LOC) ø	0.96	8-1-2046	1,680,000	1,680,000
Wisconsin Housing & EDA Series A (Housing Revenue)	0.55	12-1-2016	50,000	49,976
Wisconsin Housing & EDA Series A (Housing Revenue)	0.80	6-1-2017	50,000	49,959
Wisconsin Housing & EDA Series A (Housing Revenue)	0.90	12-1-2017	50,000	49,973
Wisconsin Housing & EDA Series A (Housing Revenue)	1.15	6-1-2018	55,000	55,118
Wisconsin Housing & EDA Series A (Housing Revenue)	1.25	12-1-2018	55,000	55,231
Wisconsin Housing & EDA Series A (Housing Revenue)	1.55	12-1-2019	55,000	55,705
Wisconsin Housing & EDA Series A (Housing Revenue)	1.95	12-1-2020	55,000	56,277
Wisconsin Housing & EDA Series A (Housing Revenue)	3.00	5-1-2022	100,000	106,589

4

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Wisconsin (continued)

Wisconsin Housing & EDA Series A (Housing Revenue)		3.00%	11-1-2022	$125,000	$133,931
Wisconsin Housing & EDA Series A (Housing Revenue)		4.05	12-1-2049	800,000	843,232
Wisconsin Housing & EDA Series A (Housing Revenue)		5.75	11-1-2043	3,355,000	3,588,542
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A		5.50	2-1-2021	515,000	566,370
Wisconsin Residual Interest Bonds Floater Trust Various States Series 2WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø		1.00	5-1-2018	2,895,000	2,895,000

					108,681,783

Total Municipal Obligations (Cost $159,397,063)					166,004,822

Total investments in securities (Cost $159,397,063)*	98.46%				166,004,822

Other assets and liabilities, net	1.54				2,592,771

Total net assets	100.00%				$168,597,593

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
*	Cost for federal income tax purposes is $159,394,599 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,922,145
Gross unrealized losses	(311,922)

Net unrealized gains	$6,610,223

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
GO	General obligation
HE\FA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HUD	Department of Housing and Urban Development
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
plc	Public limited company
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

5

Wells Fargo Wisconsin Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:
Municipal obligations	$0	$166,004,822	$0	$166,004,822

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 52.70%

Consumer Discretionary : 10.36%

Auto Components : 1.12%

Bridgestone Corporation	1,050	$38,686
Delphi Automotive plc	10,453	745,508
Johnson Controls International plc	30,123	1,401,623
Magna International Incorporated	8,598	369,284
Tokai Rika Company Limited	1,015	19,874
Toyo Tire & Rubber Company Limited	5,068	71,281
Toyota Industries Corporation	770	35,741
TS Tech Company Limited	1,260	31,907

		2,713,904

Automobiles : 0.08%

Chongqing Changchun Automobile Class B	36,580	59,734
Fuji Heavy Industries Limited	1,115	41,834
Isuzu Motors Limited	2,595	30,546
Mazda Motor Corporation	1,065	16,339
Renault SA	377	31,015
Suzuki Motor Corporation	620	20,767

		200,235

Distributors : 0.01%
Paltac Corporation	753	17,645

Diversified Consumer Services : 0.11%

Kroton Educacional SA	9,948	45,241
New Oriental Education & Technology Group Incorporated †	1,650	76,494
Service Corporation International	5,452	144,696

		266,431

Hotels, Restaurants & Leisure : 2.24%

Caesars Acquisition Company Class A †	2,102	26,107
Caesars Entertainment Corporation †	3,389	25,248
Chipotle Mexican Grill Incorporated †	257	108,840
ClubCorp Holdings Incorporated	5,171	74,824
Compass Group plc	3,722	72,083
Domino’s Pizza Group plc	8,089	39,161
Domino’s Pizza Incorporated	4,547	690,462
Genting Singapore plc	46,710	25,813
H.I.S. Company Limited	956	25,027
Hilton Worldwide Holdings Incorporated	48,571	1,113,733
Las Vegas Sands Corporation	2,976	171,239
Mandarin Oriental International Limited	21,300	27,823
McDonald’s Corporation (b)	5,809	670,126
MGM Resorts International †(b)	32,607	848,760
OPAP SA	7,414	62,753
Panera Bread Company Class A †	415	80,809
Sands China Limited	14,480	63,468
Sonic Corporation	47,530	1,244,335
TUI AG	3,770	53,789

		5,424,400

Household Durables : 0.09%

Alpine Electronics Incorporated	1,950	25,796
Cairn Homes plc †	123,061	148,470
Casio Computer Company Limited	1,310	18,341
Panahome Corporation	2,625	20,900

		213,507

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value

Internet & Direct Marketing Retail : 0.58%

Amazon.com Incorporated †	428	$358,369
Expedia Incorporated	529	61,745
Netflix Incorporated †	1,229	121,118
Qliro Group AB †	11,731	16,204
Start Today Company Limited	984	16,931
The Priceline Group Incorporated †	66	97,118
Wayfair Incorporated Class A †	18,281	719,723

		1,391,208

Leisure Products : 0.04%

Bandai Namco Holdings Incorporated	1,180	36,118
Sankyo Company Limited	637	21,763
Sega Sammy Holdings Incorporated	2,407	34,336
Yamaha Corporation	382	12,366

		104,583

Media : 3.16%

Charter Communications Incorporated Class A †	4,337	1,170,860
Clear Channel Outdoor Holdings Incorporated Class A †	3,708	21,655
Comcast Corporation Class A (b)	19,552	1,297,080
Discovery Communications Incorporated Class A †(b)	11,065	297,870
DISH Network Corporation Class A †(b)	12,504	684,969
JCDecaux SA	19,191	620,532
Liberty Global plc Class A †	3,522	97,172
Liberty Global plc Class C †	27,866	920,693
M6 Metropole Television SA	1,584	28,579
Nippon Television Network Corporation	4,560	77,412
SES SA	8,393	206,089
Sky plc	6,468	74,965
Societe Television Francaise 1 SA	2,688	26,065
The Walt Disney Company	10,689	992,581
Time Warner Incorporated (b)	12,769	1,016,540
TV Asahi Corporation	1,870	34,489
Wolters Kluwer NV	1,631	69,727

		7,637,278

Multiline Retail : 0.18%

Dollar Tree Incorporated †	4,497	354,948
PT Matahari Department Store Tbk	36,100	51,260
Seria Company Limited	239	19,215

		425,423

Specialty Retail : 2.63%

Advance Auto Parts Incorporated	523	77,990
Aoyama Trading Company Limited	1,045	36,142
AutoNation Incorporated †	34,851	1,697,592
AutoZone Incorporated †	2,106	1,618,124
Hikari Tsushin Incorporated	200	18,572
Hornbach Holding AG & Company	715	49,154
Joyful Honda Company Limited	683	17,820
Lowe’s Companies Incorporated	5,877	424,378
Nitori Holdings Company Limited	218	26,132
PAL Group Holdings Company Limited	755	17,533
Shimamura Company Limited	276	33,601
The Home Depot Incorporated	14,167	1,823,010
The TJX Companies Incorporated	1,093	81,735
Ulta Salon Cosmetics & Fragrance Incorporated †	1,444	343,643
Vitamin Shoppe Incorporated †	3,392	91,075

		6,356,501

Textiles, Apparel & Luxury Goods : 0.12%

Brunello Cucinelli SpA	1,201	23,340

2

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)

Crocs Incorporated †	6,444	$53,485
Global Brands Group Holding Limited †	213,495	21,885
Nike Incorporated Class B	1,863	98,087
Ralph Lauren Corporation	295	29,836
VF Corporation	994	55,714

		282,347

Consumer Staples : 7.72%

Beverages : 4.40%

Anheuser-Busch InBev NV ADR	6,034	792,928
Asahi Breweries Limited	980	35,699
Brown-Forman Corporation Class B	16,382	777,162
C&C Group plc	14,651	60,731
Coca-Cola HBC AG	1,708	39,679
Constellation Brands Incorporated Class A	21,194	3,528,589
Davide Campari-Milano SpA	54,184	610,623
Diageo plc	3,521	100,854
Heineken Malaysia Bhd †	6,650	28,552
Heineken NV	2,814	247,353
Molson Coors Brewing Company Class B	29,463	3,235,037
Monster Beverage Corporation †	6,472	950,155
PepsiCo Incorporated	706	76,792
The Coca-Cola Company	2,356	99,706
Vina Concha y Toro SA	11,010	19,253
Yantai Changyu Pioneer Wine Company Limited Class B	13,505	38,510

		10,641,623

Food & Staples Retailing : 1.16%

Alimentation Couche-Tard Incorporated Class B	461	22,341
Belc Company Limited	165	6,272
Casey’s General Stores Incorporated	10,550	1,267,583
Costco Wholesale Corporation	7,784	1,187,138
Create SD Holdings Company Limited	654	15,623
J Sainsbury plc	21,403	68,170
Metro AG	1,823	54,263
Sundrug Company Limited	573	48,097
Tsuruha Holdings Incorporated	354	40,923
Walgreens Boots Alliance Incorporated	1,009	81,346
Welcia Holdings Company	187	12,891

		2,804,647

Food Products : 1.41%

Ariake Japan Company Limited	406	21,872
Chocoladefabriken Lindt & Sprungli AG	22	1,501,503
CJ Cheiljedang Corporation	55	18,202
ConAgra Foods Incorporated	16,523	778,399
Greencore Group plc	16,226	70,527
Megmilk Snow Brand Company Limited	412	15,064
Meiji Holdings Company Limited	303	30,085
Mondelez International Incorporated Class A	897	39,378
Morinaga & Company Limited	746	35,952
Nestle SA	10,587	835,992
The J.M. Smucker Company	272	36,867
Yamazaki Baking Company Limited	493	12,122

		3,395,963

Household Products : 0.13%

Colgate-Palmolive Company	1,896	140,569
Lion Corporation	1,814	29,392
Reckitt Benckiser Group plc	975	91,791

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value

Household Products (continued)

The Procter & Gamble Company	603	$54,119

		315,871

Personal Products : 0.12%

Coty Incorporated Class A	1,124	26,414
Hypermarcas SA	5,000	42,849
LG Household & Health Care Limited H Shares	69	60,047
Natura Cosmeticos SA †	2,590	24,871
Oriflame Holding AG †	1,129	41,351
Unilever NV ADR	2,248	103,633

		299,165

Tobacco : 0.50%

British American Tobacco plc	18,411	1,174,181
Japan Tobacco Incorporated	795	32,543

		1,206,724

Energy : 4.93%

Energy Equipment & Services : 0.99%

Halliburton Company	44,198	1,983,606
Helmerich & Payne Incorporated	473	31,833
Hilong Holding Limited	99,180	14,866
Schlumberger Limited	4,502	354,038
Trican Well Service Limited †	3,895	7,986

		2,392,329

Oil, Gas & Consumable Fuels : 3.94%

Anadarko Petroleum Corporation	9,336	591,529
BP plc	26,233	152,905
Cabot Oil & Gas Corporation	12,379	319,378
Canadian Natural Resources Limited	1,367	43,799
Cobalt International Energy Incorporated †	2,942	3,648
Concho Resources Incorporated †	5,815	798,691
Continental Resources Incorporated †	12,423	645,499
Devon Energy Corporation	6,800	299,948
Diamondback Energy Incorporated †	785	75,784
Eni SpA	7,680	110,671
EOG Resources Incorporated	895	86,555
Exxon Mobil Corporation	4,782	417,373
Hess Corporation	353	18,928
Imperial Oil Limited	2,395	74,920
Japan Petroleum Exploration Company	1,170	25,908
Kinder Morgan Incorporated	34,053	787,646
Marathon Oil Corporation	1,836	29,027
Newfield Exploration Company †	389	16,906
Nippon Gas Company Limited	431	13,454
Noble Energy Incorporated	47,296	1,690,359
Petroleo Brasileiro SA ADR †	4,662	43,496
Pioneer Natural Resources Company	8,525	1,582,667
QEP Resources Incorporated †	309	6,035
Royal Dutch Shell plc Class B	3,620	93,851
Southwestern Energy Company †	1,597	22,102
Statoil ASA †	1,787	30,001
Total SA	2,799	133,122
TransCanada Corporation	635	30,159
Valero Energy Corporation (b)	25,656	1,359,768
WPX Energy Incorporated †	2,125	28,029

		9,532,158

4

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Financials : 3.75%

Banks : 1.35%

Banca Popolare dell’Emilia Romagna Scarl	10,395	$38,736
Banco Popular Espanol SA	40,777	50,468
Bank of America Corporation (b)	50,978	797,806
Bank of Ireland †	80,022	16,730
Bank of Nova Scotia	841	44,565
Bank of the Ozarks Incorporated (b)	11,874	455,962
BNP Paribas SA	3,925	201,877
CaixaBank SA	19,651	49,658
Citigroup Incorporated	2,796	132,055
Citizens Financial Group Incorporated	1,361	33,630
Eurobank Ergasias SA †	31,352	18,086
FinecoBank SpA	6,513	37,758
HDFC Bank Limited ADR	1,061	76,275
HSBC Holdings plc	20,419	153,485
ICICI Bank Limited ADR	8,913	66,580
ING Groep NV	5,792	71,506
Itau Unibanco Holding SA ADR	5,593	61,187
JPMorgan Chase & Company	600	39,954
M&T Bank Corporation	249	28,909
Mitsubishi UFJ Financial Group Incorporated	21,847	110,679
PNC Financial Services Group Incorporated	1,543	139,009
PT Bank Central Asia Tbk	52,300	63,083
Sberbank of Russia (a)	20,914	47,983
Societe Generale SA	2,159	74,689
Standard Chartered plc †	8,772	71,384
The San-in Godo Bank Limited	2,640	18,039
UniCredit SpA	13,957	32,533
Western Alliance Bancorp †(b)	8,641	324,383

		3,257,009

Capital Markets : 1.59%

Affiliated Managers Group Incorporated †(b)	8,342	1,207,087
ANIMA Holding SpA 144A	8,913	43,508
Hellenic Exchanges SA Holding	6,377	29,458
Ichiyoshi Securities Company Limited	4,325	32,883
Intercontinental Exchange Incorporated	901	242,693
Julius Baer Group Limited	2,156	87,883
Moody’s Corporation	6,736	729,374
OM Asset Management plc	15,728	218,776
Raymond James Financial Incorporated	1,042	60,655
SEI Investments Company	22,172	1,011,265
UBS Group AG	13,023	177,900

		3,841,482

Consumer Finance : 0.13%

Ally Financial Incorporated	12,337	240,201
Navient Corporation	1,710	24,744
Santander Consumer USA Holdings Incorporated †	5,460	66,394

		331,339

Diversified Financial Services : 0.06%

Amundi SA	1,688	88,153
Rescap Liquidating Trust †(a)	5,781	56,654

		144,807

Insurance : 0.61%

Ageas NV	2,087	76,308
Ambac Financial Group Incorporated †(b)	3,037	55,850
American International Group Incorporated	3,268	193,923
Assicurazioni Generali SpA	4,794	58,506
Chubb Limited	792	99,515

5

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value

Insurance (continued)

Coface SA	5,623	$40,748
Delta Lloyd NV †	6,202	28,446
MetLife Incorporated	1,787	79,396
MS&AD Insurance Group Holdings Incorporated	2,205	61,456
Principal Financial Group Incorporated	987	50,840
Saga plc	18,284	50,441
Sony Financial Holdings Incorporated	1,690	23,274
Storebrand ASA †	12,555	62,225
T&D Holdings Incorporated	4,424	49,908
Tokio Marine Holdings Incorporated	1,781	68,301
Unum Group	715	25,247
W.R. Berkley Corporation	6,806	393,115
Zurich Insurance Group AG	225	58,026

		1,475,525

Thrifts & Mortgage Finance : 0.01%
Genworth Mortgage Insurance	8,515	17,602

Health Care : 5.60%

Biotechnology : 0.09%

Alder Biopharmaceuticals Incorporated †	784	25,692
Biogen Incorporated †	98	30,677
Gilead Sciences Incorporated (b)	456	36,079
PeptiDream Incorporated †	179	9,785
Regeneron Pharmaceuticals Incorporated †	59	23,719
Tesaro Incorporated †	269	26,965
Vertex Pharmaceuticals Incorporated †	825	71,948

		224,865

Health Care Equipment & Supplies : 1.62%

Align Technology Incorporated †	940	88,125
Asahi Intecc Company Limited	227	10,389
Becton Dickinson & Company (b)	8,267	1,485,828
DexCom Incorporated †	716	62,765
IDEXX Laboratories Incorporated †	6,106	688,329
Medtronic plc	1,128	97,459
Nipro Corporation	832	10,581
Shandong Weigao Group Medical Polymer Company Limited H Shares †	48,000	32,382
St. Jude Medical Incorporated	17,812	1,420,685
Sysmex Corporation	180	13,355
Terumo Corporation	272	10,463

		3,920,361

Health Care Providers & Services : 0.53%

Acadia Healthcare Company Incorporated †(b)	5,524	273,714
Cardinal Health Incorporated	984	76,457
Envision Healthcare Holdings Incorporated †	1,456	32,425
HCA Holdings Incorporated †(b)	3,971	300,327
McKesson Corporation	281	46,857
Medipal Holdings Corporation	1,635	28,341
UnitedHealth Group Incorporated	703	98,420
Universal Health Services Incorporated Class B (b)	3,451	425,232

		1,281,773

Health Care Technology : 0.02%

Agfa-Gevaert NV †	6,602	20,809
M3 Incorporated	1,083	37,072

		57,881

Life Sciences Tools & Services : 0.50%

Mettler-Toledo International Incorporated †	200	83,966

6

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Life Sciences Tools & Services (continued)

Thermo Fisher Scientific Incorporated	6,985	$1,111,034

		1,195,000

Pharmaceuticals : 2.84%

Allergan plc †	16,347	3,764,878
Almirall SA	2,462	37,865
Astellas Pharma Incorporated	2,070	32,331
AstraZeneca plc	4,188	271,181
AstraZeneca plc ADR	3,385	111,231
Bristol-Myers Squibb Company (b)	16,937	913,243
Eisai Company Limited	1,254	78,430
H. Lundbeck AS †	1,301	42,729
Johnson & Johnson	843	99,584
Kaken Pharmaceutical Company Limited	420	25,814
Merck & Company Incorporated	1,628	101,603
Mylan NV †	2,035	77,574
Novartis AG	771	60,848
Ono Pharmaceutical Company Limited	2,531	70,667
Pfizer Incorporated	30,414	1,030,122
Roche Holding AG	189	46,966
Sosei Group Corporation †	186	32,832
Teva Pharmaceutical Industries Limited ADR	668	30,735
UCB SA	452	34,987

		6,863,620

Industrials : 3.72%

Aerospace & Defense : 0.47%

Airbus Group NV	1,037	62,895
Cobham plc	53,639	116,692
Leonardo-Finmeccanica SpA †	5,368	60,845
Lockheed Martin Corporation	2,792	669,298
Qinetiq Group plc	20,294	62,176
Thales SA	548	50,460
Ultra Electronics Holdings plc	2,590	59,498
United Technologies Corporation	597	60,655

		1,142,519

Air Freight & Logistics : 0.84%

FedEx Corporation (b)	8,499	1,484,605
PostNL †	19,883	90,209
United Parcel Service Incorporated Class B	4,079	446,079

		2,020,893

Airlines : 0.25%

Air France-KLM †	8,880	47,785
Deutsche Lufthansa AG	5,958	66,422
Japan Airlines Company Limited	1,110	32,629
Southwest Airlines Company	12,066	469,247

		616,083

Building Products : 0.15%

Compagnie de Saint-Gobain SA	5,626	243,437
Owens Corning Incorporated	417	22,264
Sanwa Holdings Corporation	9,280	89,840

		355,541

Commercial Services & Supplies : 0.06%

Aeon Delight Company Limited	983	29,998
Atento SA †	2,850	24,168

7

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value

Commercial Services & Supplies (continued)

Nippon Kanzai Company Limited	2,180	$32,366
Spotless Group Holdings Limited	60,741	50,050

		136,582

Construction & Engineering : 0.13%

Balfour Beatty plc †	20,933	75,747
Ellaktor SA †	4,350	6,150
Hazama Ando Corporation	6,415	39,052
JGC Corporation	1,530	26,635
Kinden Corporation	3,505	40,407
Kyudenko Corporation	1,054	38,674
Nippo Corporation	1,311	24,930
Vinci SA	868	66,470

		318,065

Electrical Equipment : 0.14%

Denyo Company Limited	2,380	24,785
Eaton Corporation plc	285	18,727
Legrand SA	1,635	96,382
Nissin Electric Company Limited	1,497	24,955
Schneider Electric SE	1,359	94,537
Ushio Incorporated	1,930	22,236
Zumtobel Group AG	2,550	49,229

		330,851

Industrial Conglomerates : 0.11%

Beijing Enterprises Holdings Limited	6,445	32,891
Honeywell International Incorporated	408	47,569
Koninklijke Philips NV	1,523	45,065
Rheinmetall AG	2,185	152,301

		277,826

Machinery : 0.20%

Alstom SA †	5,636	149,131
Atlas Copco AB Class A	1,413	42,538
Hino Motors Limited	2,225	23,772
IHI Corporation	10,100	29,353
Makita Corporation	308	21,945
Mitsubishi Heavy Industries Limited	8,440	35,305
Miura Company Limited	587	11,748
Sandvik AB	2,403	26,442
Takuma Company Limited	3,275	30,929
The Middleby Corporation †	711	87,894
Toshiba Machine Company Limited	5,940	20,400

		479,457

Marine : 0.04%

DS Norden AS †	2,319	33,263
Irish Continental Group plc	7,646	37,535
Kuehne & Nagel International AG	264	38,366

		109,164

Professional Services : 0.19%

Adecco SA	790	44,529
Benefit One Incorporated	590	18,565
En-Japan Incorporated	831	18,014
Experian Group Limited	4,097	81,850
Hays plc	29,663	49,927
IHS Markit Limited †	1,358	50,993
Nielsen Holdings plc	2,425	129,907
Recruit Holdings Company Limited	1,035	42,221

8

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Professional Services (continued)

TechnoPro Holdings Incorporated	568	$21,481

		457,487

Road & Rail : 1.05%

Avis Budget Group Incorporated †(b)	4,433	151,653
Canadian National Railway Company	1,585	103,609
CSX Corporation	13,765	419,833
DSV AS	1,805	90,061
Genesee & Wyoming Incorporated Class A †	762	52,540
Hitachi Transport System Limited	1,170	23,379
Knight Transportation Incorporated	2,562	73,504
Old Dominion Freight Line Incorporated †	4,437	304,423
Union Pacific Corporation	13,443	1,311,096

		2,530,098

Trading Companies & Distributors : 0.07%

Itochu Corporation	3,415	42,993
Kuroda Electric Company Limited	1,405	26,962
Rexel SA †	3,954	60,569
SIG plc	26,000	39,193
Trusco Nakayama Corporation	226	12,050

		181,767

Transportation Infrastructure : 0.02%

Groupe Eurotunnel SE	1,844	19,975
Hamburger Hafen Und Logistik AG	1,266	19,268

		39,243

Information Technology : 10.68%

Communications Equipment : 0.14%

ARRIS International plc †	1,317	37,311
Cisco Systems Incorporated	1,006	31,910
Motorola Solutions Incorporated	513	39,132
Nokia Oyj	9,714	56,306
Radware Limited †	10,744	147,623
Telefonaktiebolaget LM Ericsson Class B	2,464	17,635

		329,917

Electronic Equipment, Instruments & Components : 0.23%

Alps Electric Company Limited	555	13,396
Amano Corporation	843	13,476
Flextronics International Limited †	23,366	318,245
Hitachi High Technologies Corporation	500	20,016
Hosiden Corporation	2,365	17,149
Keyence Corporation	68	49,823
Largan Precision Company Limited	380	46,313
Siix Corporation	644	26,111
Spectris plc	735	18,715
WPG Holdings Company Limited	23,350	27,703

		550,947

Internet Software & Services : 4.44%

Alibaba Group Holding Limited ADR †	12,984	1,373,577
Alphabet Incorporated Class A †	1,723	1,385,395
Alphabet Incorporated Class C †	3,609	2,805,240
Baidu Incorporated ADR †	754	137,280
ChinaCache International Holdings Limited ADR †	890	3,427
CoStar Group Incorporated †	451	97,655
Dena Company Limited	1,835	66,722

9

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value

Internet Software & Services (continued)

Dip Corporation	1,057	$32,894
Envestnet Incorporated †	857	31,238
Facebook Incorporated Class A †	20,576	2,639,283
Just Eat plc †	6,874	47,660
LinkedIn Corporation Class A †	5,336	1,019,816
Mimecast Limited †	1,785	34,147
SMS Company Limited	601	16,076
Tencent Holdings Limited	33,518	931,868
Yandex NV Class A †	5,685	119,654

		10,741,932

IT Services : 1.10%

Accenture plc Class A	941	114,962
Alliance Data Systems Corporation †	286	61,356
ALTEN SA	94	6,576
Automatic Data Processing Incorporated	851	75,058
Cerved Information Solutions SpA	11,906	100,572
Cognizant Technology Solutions Corporation Class A †	14,820	707,062
CSRA Incorporated	7,724	207,776
Devoteam SA	248	13,771
MasterCard Incorporated Class A	7,751	788,819
Sopra Steria Group	407	47,762
Visa Incorporated Class A	6,340	524,318

		2,648,032

Semiconductors & Semiconductor Equipment : 0.93%

ASML Holding NV	5,245	574,747
Globalwafers Company Limited	8,063	19,904
Kontron AG †	5,201	16,050
Lam Research Corporation	211	19,984
Marvell Technology Group Limited	90,198	1,196,927
Micron Technology Incorporated †	3,240	57,607
Silicon Motion Technology Corporation	360	18,644
Skyworks Solutions Incorporated	790	60,151
STMicroelectronics NV	10,125	82,549
Synaptics Incorporated †	1,905	111,595
Taiwan Semiconductor Manufacturing Company Limited	5,800	34,093
Tokyo Electron Limited	384	33,939
Tokyo Seimitsu Company Limited	1,095	29,234

		2,255,424

Software : 2.11%

CommVault Systems Incorporated †	1,214	64,500
Dell Technologies Incorporated Class V †	1,024	48,947
Konami Holdings Corporation	317	12,249
LINE Corporation †	505	24,203
Microsoft Corporation	37,460	2,157,696
Nintendo Company Limited	358	95,855
Oracle Corporation (b)	13,386	525,802
PTC Incorporated †(b)	11,040	489,182
SS&C Technologies Holdings Incorporated	1,803	57,966
Symantec Corporation	23,175	581,693
The Descartes Systems Group Incorporated †	1,490	32,061
Verint Systems Incorporated †(b)	12,937	486,820
VMware Incorporated Class A †(b)	5,483	402,178
Workday Incorporated Class A †	1,371	125,707

		5,104,859

Technology Hardware, Storage & Peripherals : 1.73%

Apple Incorporated	463	52,342
Catcher Technology Company Limited	4,840	39,603
Hewlett Packard Enterprise Company	11,670	265,493
HP Incorporated	132,349	2,055,380
NetApp Incorporated (b)	23,563	844,027

10

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Technology Hardware, Storage & Peripherals (continued)

Samsung Electronics Company Limited	109	$158,787
Western Digital Corporation (b)	12,956	757,538

		4,173,170

Materials : 3.32%

Chemicals : 1.72%

Akzo Nobel NV	1,080	73,051
Albemarle Corporation	4,916	420,269
Axalta Coating Systems Limited †	6,662	188,335
Celanese Corporation Series A	696	46,326
CF Industries Holdings Incorporated	1,147	27,929
Ingevity Corporation †	8,617	397,244
Mitsui Chemicals Incorporated	4,860	23,118
Nissan Chemical Industries Limited	574	17,450
Okamoto Industries Incorporated	1,867	23,429
Platform Specialty Products Corporation †	7,058	57,240
Praxair Incorporated	673	81,319
Shin-Etsu Chemical Company Limited	615	42,910
The Sherwin-Williams Company (b)	9,469	2,619,694
Tokyo Ohka Kogyo Company Limited	397	12,108
Valvoline Incorporated †	5,426	127,457

		4,157,879

Construction Materials : 0.76%

BRAAS Monier Building Group SA	3,152	92,254
Buzzi Unicem SpA	5,808	119,092
Cemex SAB de CV ADR †	50,594	401,716
CRH plc	2,995	99,452
CRH plc - London Exchange	3,758	124,405
Ibstock plc	21,924	45,893
LafargeHolcim Limited	5,610	303,866
Martin Marietta Materials Incorporated	2,695	482,701
Sumitomo Osaka Cement Company	7,200	33,424
Taiheiyo Cement Corporation	9,585	27,580
Vicat SA	627	40,508
Wienerberger AG	4,347	73,804

		1,844,695

Containers & Packaging : 0.17%

Berry Plastics Group Incorporated †(b)	7,410	324,929
Smurfit Kappa Group plc	3,580	80,030

		404,959

Metals & Mining : 0.67%

Anglo American plc †	4,900	61,107
AngloGold Ashanti Limited ADR †	26,067	414,987
BHP Billiton Limited ADR	1,053	36,486
Constellium NV Class A †	1,806	13,003
Franco-Nevada Corporation	197	13,764
Glencore International plc †	11,201	30,670
Goldcorp Incorporated	1,020	16,850
Lonmin plc †	3,474	8,981
Newmont Mining Corporation	14,624	574,577
Reliance Steel & Aluminum Company	565	40,697
Rio Tinto plc ADR	747	24,950
Salzgitter AG	1,369	44,883
Silver Wheaton Corporation	11,039	298,384
Yamato Kogyo Company Limited	980	29,005

		1,608,344

11

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value

Real Estate : 0.60%

Equity REITs : 0.39%

Equinix Incorporated	183	$65,926
Crown Castle International Corporation	2,963	279,144
VEREIT Incorporated	1,870	19,392
Columbia Property Trust Incorporated	943	21,114
National Storage REIT NPV	26,977	33,258
American Tower Corporation	1,131	128,176
Hibernia REIT plc	67,253	103,502
Host Hotels & Resorts Incorporated	1,878	29,240
LaSalle Logiport REIT	38	40,343
GLP J-REIT	15	19,976
Grivalia Properties Real Estate Investment Company	9,488	71,618
Irish Residential Properties REIT plc	64,069	84,855
Public Storage Incorporated	235	52,605

		949,149

Real Estate Management & Development : 0.21%

Grand City Properties SA	7,996	156,555
Corporacion Inmobiliaria Vesta SAB de CV	16,280	22,435
BR Malls Participacoes SA †	26,800	101,361
Deutsche Wohnen AG	1,287	46,831
Daito Trust Construction Company Limited	248	39,665
Sumitomo Real Estate Sales Company Limited	2,894	59,100
Relo Holdings Incorporated	155	25,763
LEG Immobilien AG	460	44,095

		495,805

Telecommunication Services : 1.19%

Diversified Telecommunication Services : 0.90%

Cellnex Telecom SA	17,585	318,231
China Unicom Limited	21,250	25,891
Hellenic Telecommunications Organization SA	8,653	75,937
Nippon Telegraph & Telephone Corporation	2,024	92,570
PT Telekomunikasi Indonesia Persero Tbk	137,700	46,022
Sunrise Communications Group AG 144A†	4,199	293,094
Telefonica SA	4,791	48,452
Verizon Communications Incorporated (b)	24,654	1,281,515

		2,181,712

Wireless Telecommunication Services : 0.29%

China Mobile Limited	34,973	429,621
KDDI Corporation	2,960	91,707
Orange Belgium SA †	1,745	42,706
VimpelCom Limited ADR	40,043	139,350

		703,384

Utilities : 0.83%

Electric Utilities : 0.03%

Iberdrola SA	2,864	19,473
Power Assets Holdings Limited	5,395	52,794

		72,267

Gas Utilities : 0.04%

ENN Energy Holdings Limited	10,850	53,116
Toho Gas Company Limited	2,124	19,890
UGI Corporation	320	14,477

		87,483

12

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name			Shares	Value

Independent Power & Renewable Electricity Producers : 0.02%

China Longyuan Power Group Corporation H Shares			32,000	$26,220
Huadian Fuxin Energy Corporation Limited H Shares			28,261	6,758
Huaneng Renewables Corporation Limited H Shares			67,370	23,686
Uniper SE †			1	12

				56,676

Multi-Utilities : 0.73%

E.ON SE			8,966	63,726
Engie SA			3,871	60,019
National Grid plc			5,307	74,950
RWE AG †			2,381	41,119
Sempra Energy			13,703	1,468,825
Veolia Environnement SA			2,237	51,544

				1,760,183

Water Utilities : 0.01%
Guangdong Investment Limited			23,770	37,971

Total Common Stocks (Cost $115,169,849)				127,393,570

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 0.81%

Consumer Discretionary : 0.45%

Hotels, Restaurants & Leisure : 0.07%

Caesars Entertainment Operating Company Incorporated (s)	9.00%	2-15-2020	$85,000	87,763
Caesars Entertainment Operating Company Incorporated (s)	10.00	12-15-2018	35,000	22,138
Caesars Entertainment Operating Company Incorporated (s)	11.25	6-1-2017	50,000	51,500

				161,401

Multiline Retail : 0.03%

Neiman Marcus Group Limited 144A	8.00	10-15-2021	90,000	74,700
Neiman Marcus Group Limited (PIK at 9.50%) 144A¥	8.75	10-15-2021	15,000	11,850

				86,550

Specialty Retail : 0.35%

Guitar Center Incorporated 144A	6.50	4-15-2019	190,000	167,200
New Albertsons Incorporated (i)	6.52	4-10-2028	100,000	80,500
New Albertsons Incorporated (i)	6.57	2-23-2028	545,000	427,825
New Albertsons Incorporated	6.63	6-1-2028	20,000	18,400
New Albertsons Incorporated (i)	7.15	7-23-2027	15,000	12,113
New Albertsons Incorporated	7.75	6-15-2026	25,000	25,000
New Albertsons Incorporated	8.00	5-1-2031	100,000	99,750
New Albertsons Incorporated	8.70	5-1-2030	25,000	25,375

				856,163

Financials : 0.23%

Insurance : 0.23%
Ambac Assurance Corporation 144A	5.10	6-7-2020	470,772	551,980

Industrials : 0.13%

Aerospace & Defense : 0.13%
DynCorp International Incorporated	11.88	11-30-2020	417,769	308,105

Total Corporate Bonds and Notes (Cost $2,001,111)				1,964,199

13

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name			Shares	Value

Exchange-Traded Funds : 0.02%
TOPIX ETF			4,040	$54,441

Total Exchange-Traded Funds (Cost $53,854)				54,441

	Interest rate	Maturity date	Principal

Foreign Corporate Bonds and Notes @: 0.04%

Consumer Discretionary : 0.04%

Textiles, Apparel & Luxury Goods : 0.04%
Boardriders SA (EUR)	9.50%	12-15-2020	93,000	84,622

Total Foreign Corporate Bonds and Notes (Cost $96,997)				84,622

			Shares

Investment Companies : 8.20%

Alternative Investment Funds : 8.20%

AQR Managed Futures Strategy Fund Class I			1,956,842	19,822,813

Total Investment Companies (Cost $20,580,408)				19,822,813

			Principal

Municipal Obligations : 0.30%

Puerto Rico : 0.30%

Puerto Rico Commonwealth Public Improvement Series A (GO Revenue) (i)(s)	5.75	7-1-2041	$5,000	3,100
Puerto Rico Commonwealth Refunding Bond Public Improvement Series A (GO Revenue) (i)(s)	5.00	7-1-2041	10,000	6,138
Puerto Rico Commonwealth Refunding Bond Public Improvement Series A (GO Revenue) (i)(s)	5.13	7-1-2037	95,000	58,900
Puerto Rico Commonwealth Unrefunded Balance Bond Public Improvement Series A (GO Revenue) (i)(s)	5.00	7-1-2033	80,000	49,703
Puerto Rico Commonwealth Unrefunded Balance Bond Public Improvement Series A (GO Revenue) (i)(s)	5.00	7-1-2034	10,000	6,200
Puerto Rico Commonwealth Unrefunded Balance Bond Public Improvement Series A (Tax Revenue) (i)(s)	5.13	7-1-2031	10,000	6,225
Puerto Rico Commonwealth Unrefunded Balance Bond Public Improvement Series B (GO Revenue) (i)(s)	5.25	7-1-2032	5,000	3,128
Puerto Rico Public Buildings Authority Government Facilities Series T (Miscellaneous Revenue) (i)(s)	5.60	7-1-2030	646,000	379,525
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2036	110,000	82,497
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2037	90,000	67,501
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2038	65,000	48,750
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2039	15,000	11,250
Puerto Rico Sales Tax Financing Corporation Series C (Tax Revenue) (i)	6.00	8-1-2038	10,000	7,500

Total Municipal Obligations (Cost $808,076)				730,417

Non-Agency Mortgage-Backed Securities : 4.28%
American Home Mortgage Investment Corporation Series 2006-1 Class A2 ±	0.90	3-25-2046	2,826,516	1,166,272
Bear Stearns Alternative A-paper Trust Series 2006-3 Class 34A1 ±	3.09	5-25-2036	1,893,944	1,152,109
Carrington Mortgage Loan Trust Series 06-NC4 Class A3 ±	0.68	10-25-2036	3,250,000	2,366,305
Citi Held for Asset Issuance Series 16-MP1 Class A 144A	4.65	4-15-2025	942,788	958,330
Citi Held for Asset Issuance Series 16-MP1 Class B 144A	7.67	4-15-2025	915,000	968,650
Credit-Based Asset Servicing and Securitization LLC Series 07-CB4 Class A1B ±	0.67	4-25-2037	8,000,000	2,427,203
Merrill Lynch Alternative Note Series 2007-OAR2 Class A2 ±	0.73	4-25-2037	2,382,377	1,309,064

Total Non-Agency Mortgage-Backed Securities (Cost $9,970,395)				10,347,933

14

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Dividend yield		Shares	Value

Preferred Stocks : 0.25%

Financials : 0.00%

Thrifts & Mortgage Finance : 0.00%

FHLMC †	0.00%		700	$2,422
FHLMC †	0.00		294	735
FHLMC †	0.00		493	1,405
FNMA †	0.00		850	2,984
FNMA †	0.00		559	1,481

				9,027

Health Care : 0.22%

Pharmaceuticals : 0.22%

Allergan plc ±	6.69		651	534,881

Industrials : 0.03%

Transportation Infrastructure : 0.03%
Uber Technologies Incorporated †(a)(i)	0.00		1,216	59,307

Total Preferred Stocks (Cost $686,803)				603,215

	Strike price	Expiration date	Contracts

Purchased Put Options : 0.09%
Accenture plc	$110	10-21-2016	4,800	480
iShares 20+ Year Treasury Bond	133	10-21-2016	35,200	11,264
PowerShares QQQ Trust Series 1	111	10-21-2016	32,300	5,814
S&P 500 Index	1,850	12-16-2016	5,200	33,332
S&P 500 Index	1,875	3-17-2017	2,100	62,370
S&P 500 Index (a)	1,875	6-16-2017	2,100	97,878
SPDR S&P 500 ETF Trust	211	10-21-2016	10,400	10,608

Total Purchased Put Options (Cost $972,863)				221,746

			Shares

Warrants : 0.27%

Financials : 0.26%

Capital Markets : 0.26%
Deutsche Bank AG †		8-6-2020	204,044	618,085

Industrials : 0.01%

Trading Companies & Distributors : 0.01%
Nexeo Solutions Incorporated †		6-9-2021	28,954	17,372

Total Warrants (Cost $715,458)				635,457

	Yield

Short-Term Investments : 24.77%

Investment Companies : 23.47%

Wells Fargo Government Money Market Fund Select Class (l)(u)	0.34%		56,726,475	56,726,475

		Maturity date	Principal

U.S. Treasury Securities : 1.30%

U.S. Treasury Bill #(z)	0.33	12-15-2016	$3,150,000	3,148,743

Total Short-Term Investments (Cost $59,874,271)				59,875,218

15

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value

Securities Sold Short: (20.67%)

Common Stocks : (11.63%)

Consumer Discretionary : (2.19%)

Auto Components : (0.13%)
Delphi Automotive plc	(4,513)	$(321,867)

Automobiles : (0.67%)
Toyota Motor Corporation ADR	(14,001)	(1,624,956)

Hotels, Restaurants & Leisure : (0.19%)

Chipotle Mexican Grill Incorporated †	(508)	(215,138)
Darden Restaurants Incorporated	(3,502)	(214,743)
Domino’s Pizza Incorporated	(74)	(11,237)
Panera Bread Company Class A †	(41)	(7,984)

		(449,102)

Household Durables : (0.11%)
Lennar Corporation Class A	(6,129)	(259,502)

Media : (0.53%)
The Walt Disney Company	(13,839)	(1,285,090)

Multiline Retail : (0.09%)

Dollar Tree Incorporated †	(143)	(11,287)
Target Corporation	(2,988)	(205,216)

		(216,503)

Specialty Retail : (0.17%)

Burlington Stores Incorporated †	(185)	(14,989)
Lowe’s Companies Incorporated	(5,300)	(382,713)
Ross Stores Incorporated	(263)	(16,911)
The TJX Companies Incorporated	(114)	(8,525)
		(423,138)

Textiles, Apparel & Luxury Goods : (0.30%)

Compagnie Financière Richemont SA	(7,289)	(444,538)
The Swatch Group AG	(986)	(279,518)

		(724,056)

Consumer Staples : (0.63%)

Food & Staples Retailing : (0.36%)

Wal-Mart Stores Incorporated	(4,394)	(316,895)
Whole Foods Market Incorporated	(4,602)	(130,467)
Woolworths Limited	(23,527)	(421,221)

		(868,583)

Food Products : (0.27%)
Hormel Foods Corporation	(16,961)	(643,331)

Energy : (2.79%)

Energy Equipment & Services : (1.18%)

National Oilwell Varco Incorporated	(33,127)	(1,217,086)
Schlumberger Limited	(20,634)	(1,622,658)

		(2,839,744)

Oil, Gas & Consumable Fuels : (1.61%)

Apache Corporation	(5,844)	(373,256)

16

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Chevron Corporation	(8,586)	$(883,671)
Concho Resources Incorporated †	(4,191)	(575,634)
Conocophillips	(17,910)	(778,548)
Occidental Petroleum Corporation	(17,661)	(1,287,840)

		(3,898,949)

Financials : (0.27%)

Banks : (0.06%)

Societe Generale SA	(4,210)	(145,642)

Capital Markets : (0.21%)

Deutsche Bank AG †	(21,106)	(275,079)
Goldman Sachs Group Incorporated	(1,426)	(229,969)

		(505,048)

Health Care : (0.39%)

Biotechnology : (0.12%)
AbbVie Incorporated	(4,362)	(275,111)

Health Care Equipment & Supplies : (0.27%)
Abbott Laboratories	(15,513)	(656,045)

Industrials : (1.28%)

Aerospace & Defense : (0.13%)
The Boeing Company	(2,360)	(310,906)

Air Freight & Logistics : (0.13%)
United Parcel Service Incorporated Class B	(2,889)	(315,941)

Machinery : (0.79%)

Caterpillar Incorporated	(3,045)	(270,305)
Parker-Hannifin Corporation	(13,102)	(1,644,694)

		(1,914,999)

Trading Companies & Distributors : (0.23%)

Fastenal Company	(6,365)	(265,930)
W.W. Grainger Incorporated	(1,243)	(279,476)

		(545,406)

Information Technology : (3.00%)

Electronic Equipment, Instruments & Components : (0.92%)

Amphenol Corporation Class A	(13,271)	(861,553)
Corning Incorporated	(57,633)	(1,363,020)

		(2,224,573)

IT Services : (1.17%)

Accenture plc Class A	(6,366)	(777,734)
Infosys Limited ADR	(61,788)	(975,015)
International Business Machines Corporation	(6,774)	(1,076,050)

		(2,828,799)

Software : (0.91%)

Activision Blizzard Incorporated	(5,402)	(239,309)
Electronic Arts Incorporated †	(12,651)	(1,080,395)

17

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name		Shares	Value

Software (continued)

Oracle Corporation		(5,254)	$(206,377)
Workday Incorporated Class A †		(7,208)	(660,902)

			(2,186,983)

Materials : (0.10%)

Chemicals : (0.10%)
LyondellBasell Industries NV Class A		(3,064)	(247,142)

Real Estate : (0.50%)

Equity REITs : (0.50%)
Crown Castle International Corporation		(4,654)	(438,453)
Equinix Incorporated		(2,163)	(779,221)

			(1,217,674)

Telecommunication Services : (0.37%)

Diversified Telecommunication Services : (0.37%)

AT&T Incorporated		(12,063)	(489,879)
Verizon Communications Incorporated		(8,015)	(416,620)

			(906,499)

Utilities : (0.11%)

Multi-Utilities : (0.11%)
Consolidated Edison Incorporated		(3,590)	(270,327)

Total Common Stocks – Securities Sold Short (Proceeds $(28,040,622))			(28,105,916)

Exchange-Traded Funds : (9.04%)
Consumer Discretionary Select Sector SPDR Fund ETF		(5,606)	(448,704)
Consumer Staples Select Sector SPDR Fund ETF		(54,256)	(2,886,962)
Health Care Select Sector SPDR Fund ETF		(7,668)	(552,940)
Industrial Select Sector SPDR Fund ETF		(8,891)	(519,057)
Materials Select Sector SPDR Fund ETF		(5,434)	(259,474)
SPDR S&P 500 ETF		(73,346)	(15,864,740)
SPDR S&P Regional Banking ETF		(9,286)	(392,519)
Technology Select Sector SPDR Fund ETF		(19,585)	(935,771)

Total Exchange-Traded Funds – Securities Sold Short (Proceeds $(21,694,585))			(21,860,167)

Total Securities Sold Short (Proceeds $(49,735,207))			(49,966,083)

Total investments in securities (excluding securities sold short) (Cost $210,930,085)*	91.73%		221,733,631

Total securities sold short (Proceeds $(49,735,207))	(20.67)		(49,966,083)

Other assets and liabilities, net	28.94		69,968,065

Total net assets	100.00%		$241,735,613

†	Non-income-earning security
(b)	All or a portion of this security is segregated as collateral for securities sold short.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(i)	Illiquid security

18

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2016 (unaudited)

@	Foreign bond principal is denominated in the local currency of the issuer.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $218,732,612 and unrealized gains (losses) consists of:

Gross unrealized gains	$14,953,116
Gross unrealized losses	(11,952,097)

Net unrealized gains	$3,001,019

Abbreviations:

ADR	American depositary receipt
Ambac	Ambac Financial Group Incorporated
CHF	Swiss franc
ETF	Exchange-traded fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GO	General obligation
JPY	Japanese yen
plc	Public limited company
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

19

Wells Fargo Alternative Strategies Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities, options and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options, swaps and exotics (i.e. caps, floors, etc.) are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2016, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

The Fund is subject to interest rate risk, equity price risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as the cost of the investment and subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as an unrealized gain or loss. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement,

Any premiums paid or received on the transactions are recorded as an asset or liability and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Total return swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$22,483,983	$2,549,479	$0	$25,033,462
Consumer staples	14,847,363	3,816,630	0	18,663,993
Energy	11,349,709	574,778	0	11,924,487
Financials	6,970,896	2,096,868	0	9,067,764
Health care	12,635,673	907,827	0	13,543,500
Industrials	6,004,792	2,990,784	0	8,995,576
Information technology	23,725,245	2,079,036	0	25,804,281
Materials	6,734,780	1,281,097	0	8,015,877
Real estate	907,750	537,204	0	1,444,954
Telecommunication services	1,420,865	1,464,231	0	2,885,096
Utilities	1,483,314	531,266	0	2,014,580

Corporate bonds and notes	0	1,964,199	0	1,964,199
Exchange-traded funds	0	54,441	0	54,441
Foreign corporate bonds and notes	0	84,622	0	84,622
Investment companies	19,822,813	0	0	19,822,813
Municipal obligations	0	730,417	0	730,417
Non-Agency mortgage-backed securities	0	10,347,933	0	10,347,933
Preferred stocks
Financials	0	9,027	0	9,027
Health care	534,881	0	0	534,881
Industrials	0	0	59,307	59,307
Purchased put options	0	221,746	0	221,746
Warrants
Financials	0	618,085	0	618,085
Industrials	0	17,372	0	17,372
Short-term investments
Investment companies	56,726,475	0	0	56,726,475
U.S. Treasury securities	3,148,743	0	0	3,148,743

	188,797,282	32,877,042	59,307	221,733,631

Credit default swap contracts	0	597	0	597
Forward foreign currency contracts	0	29,630	0	29,630
Futures contracts	210,049	0	0	210,049
Total return swap contracts	0	45,155	0	45,155

Total assets	$189,007,331	$32,952,424	$59,307	$222,019,062

Liabilities
Securities sold short
Common stocks
Consumer discretionary	$5,304,214	$0	$0	$5,304,214
Consumer staples	1,511,914	0	0	1,511,914
Energy	6,738,693	0	0	6,738,693
Financials	650,690	0	0	650,690
Health care	931,156	0	0	931,156
Industrials	3,087,252	0	0	3,087,252
Information technology	7,240,355	0	0	7,240,355
Materials	247,142	0	0	247,142
Real estate	1,217,674	0	0	1,217,674
Telecommunication services	906,499	0	0	906,499
Utilities	270,327	0	0	270,327
Exchange-traded funds	21,860,167	0	0	21,860,167

	49,966,083	0	0	49,966,083

Forward foreign currency contracts	0	45,944	0	45,944
Futures contracts	281,275	0	0	281,275
Total return swap contracts	0	187,713	0	187,713
Written options	0	92,735	0	92,735

Total liabilities	$50,247,358	$326,392	$0	$50,573,750

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund had no material transfers between Level 1 and Level 2 and did not have any transfers into/out of Level 3.

Derivative transactions

For the three months ended September 30, 2016, the Fund entered into futures contracts for speculative purposes.

At September 30, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Counterparty	Type	Contract value at September 30, 2016	Unrealized gains (losses)
10-21-2016	2 Short	Morgan Stanley	Amsterdam Index	$203,147	$(2,296)
10-21-2016	21 Long	Morgan Stanley	CAC 40 Index	1,048,237	1,080
10-28-2016	8 Short	Morgan Stanley	Hang Seng Index	1,202,259	6,034
12-8-2016	83 Short	Morgan Stanley	Euro-Bund Futures	15,449,536	(39,323)
12-8-2016	26 Long	Morgan Stanley	TOPIX Index	3,392,140	(35,024)
12-8-2016	12 Short	Morgan Stanley	TOPIX Index	1,565,603	10,662
12-15-2016	134 Long	Morgan Stanley	10-Year Australian Treasury Bonds	14,051,959	139,630
12-15-2016	1 Short	Morgan Stanley	S&P/TSX 60 Index	130,371	(2,419)
12-15-2016	4 Long	Morgan Stanley	SPI 200 Index	414,513	2,604
12-16-2016	9 Long	Morgan Stanley	DAX Index	2,657,072	13,326
12-16-2016	111 Short	Morgan Stanley	EURO STOXX 50 Index	3,733,272	400
12-16-2016	3 Short	Morgan Stanley	FTSE 100 Index	266,650	(8,518)
12-16-2016	20 Short	Morgan Stanley	FTSE 100 Index	1,777,669	(52,270)
12-16-2016	20 Short	Morgan Stanley	MSCI EAFE Index	1,706,700	15,855
12-16-2016	22 Short	Morgan Stanley	MSCI Emerging Markets Index	1,003,750	12,666
12-16-2016	11 Short	Morgan Stanley	Russell 2000 Index	1,373,130	(17,731)
12-16-2016	46 Short	Morgan Stanley	S&P 500 E-Mini Index	4,968,920	(92,131)
12-16-2016	8 Short	Morgan Stanley	S&P 500 E-Mini Index	864,160	(3,416)
12-19-2016	9 Long	Morgan Stanley	10-Year Canadian Treasury Bonds	1,007,874	(3,544)
12-19-2016	48 Short	Morgan Stanley	Australian Dollar FX Futures	3,671,520	(33,684)
12-19-2016	109 Short	Morgan Stanley	British Pound FX Futures	8,854,206	142,048
12-19-2016	116 Short	Morgan Stanley	Euro FX Futures	16,351,650	(38,790)
12-19-2016	14 Short	Morgan Stanley	Swedish Krona Futures	3,277,960	20,739
12-19-2016	1 Long	Morgan Stanley	Swiss Franc Futures	129,375	859
12-20-2016	180 Long	Morgan Stanley	10-Year U.S. Treasury Notes	23,602,500	13,328
12-28-2016	81 Short	Morgan Stanley	Long Gilt Bonds	13,674,700	65,436

As of September 30, 2016, in addition to securities held as collateral, the Fund had $768,163 on deposit at the prime broker for open futures contracts.

During the three months ended September 30, 2016, the Fund entered into forward foreign currency contracts for economic speculative purposes. At September 30, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at September 30, 2016	In exchange for U.S. $	Unrealized gains (losses)
11-17-2016	Morgan Stanley	17,000 CHF	$17,543	$17,522	$21
11-17-2016	Morgan Stanley	27,000 EUR	30,391	30,442	(51)
11-17-2016	Morgan Stanley	31,000 EUR	34,893	34,250	643
11-17-2016	Morgan Stanley	36,000 EUR	40,521	40,356	165
11-17-2016	Morgan Stanley	53,000 EUR	59,656	59,713	(57)
11-17-2016	Morgan Stanley	63,000 EUR	70,912	69,584	1,328
11-17-2016	Morgan Stanley	70,000 EUR	78,791	78,629	162
12-21-2016	Morgan Stanley	12,506 EUR	14,101	14,135	(34)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at September 30, 2016	In exchange for U.S. $	Unrealized gains (losses)
10-11-2016	Morgan Stanley	58,100 EUR	$65,288	$65,483	$195
11-17-2016	Morgan Stanley	18,000 CHF	18,575	18,579	4
11-17-2016	Morgan Stanley	276,000 CHF	284,823	281,125	(3,698)
11-17-2016	Morgan Stanley	1,051,000 EUR	1,182,995	1,168,328	(14,667)
11-17-2016	Morgan Stanley	21,000 EUR	23,637	23,775	138
11-17-2016	Morgan Stanley	99,000 EUR	111,433	111,009	(424)
12-21-2016	HSBC Bank	756,000 GBP	981,473	1,008,398	26,925
12-21-2016	Morgan Stanley	1,495,679 CHF	1,546,893	1,533,977	(12,916)
12-21-2016	Morgan Stanley	6,962 EUR	7,849	7,859	10
12-21-2016	Morgan Stanley	73,217 EUR	82,546	82,585	39
12-21-2016	Morgan Stanley	759,872 EUR	856,686	851,213	(5,473)
12-21-2016	UBS	2,484,000 EUR	2,800,483	2,797,866	(2,617)
12-21-2016	UBS	211,305,000 JPY	2,090,991	2,084,984	(6,007)

During the three months ended September 30, 2016, the Fund entered into written options for speculative purposes. Open put and call options written at September 30, 2016 were as follows for the Fund:

Expiration date	Counterparty	Description	Number of contracts	Call/Put	Strike price	Value
10-21-2016	Lewis S.B. & Company	iShares 20+ Year Treasury Bond	314	Put	$127	$(1,570)
11-18-2016	Merrill Lynch	Avis Budget Group Incorporated	3	Call	32	(1,084)
11-18-2016	Merrill Lynch	Avis Budget Group Incorporated	3	Call	33	(840)
1-20-2017	Merrill Lynch	Avis Budget Group Incorporated	5	Call	38	(965)
1-20-2017	Merrill Lynch	Avis Budget Group Incorporated	5	Call	40	(665)
3-17-2017	Bank of America	S&P 500 Index	21	Put	1,725	(29,425)
6-16-2017	Bank of America	S&P 500 Index	21	Put	1,725	(58,186)

As of September 30, 2016, the Fund had $125,491 on deposit at the prime broker for written options.

During the three months ended September 30, 2016, the Fund entered into total return swap contracts for speculative purposes. At September 30, 2016, the Fund had the following total return swap contracts outstanding:

Expiration	Notional amount	Counterparty	Swap description	Unrealized gains (losses)
10-20-2016	$41,426	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Ally Financial Incorporated.	$(4,102)

10-20-2016	278,098	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Brookdale Senior Living Incorporated.	(123,648)

10-20-2016	119,199	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Comcast Corporation Class A.	36,832

2-10-2017	162,755	Morgan Stanley	In an agreement dated 5-16-2016, the Fund makes monthly payments of 1 Month EUR LIBOR +60. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Ryanair Holdings plc.	(28,199)

6-1-2018	(278,129)	Morgan Stanley	In an agreement dated 8-1-2016, the Fund receives monthly payments of 1 Month USD LIBOR -50. At expiration, the Fund will receive the negative return or pay the positive return of the referenced entity Banco Bilbao Vizcaya Argentaria SA.	(19,543)

9-3-2018	141,414	Morgan Stanley	In an agreement dated 9-1-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Taisei Corporation.	(5,695)

9-3-2018	139,019	Morgan Stanley	In an agreement dated 9-1-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Komatsu Limited.	8,323

9-3-2018	139,507	Morgan Stanley	In an agreement dated 9-1-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Hitachi Limited.	(2,148)

9-3-2018	139,710	Morgan Stanley	In an agreement dated 9-1-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Mitsubishi Heavy Industries Limited.	(4,378)

As of September 30, 2016, the Fund had $347,758 on deposit at the prime broker for total return swaps.

During the three months ended September 30, 2016, the Fund entered into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At September 30, 2016, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations– Sell protection

Expiration	Counterparty	Reference debt obligation	Rating of reference debt obligation*	Notional amount	Fixed payments received	Value	Premiums received	Unrealized gains
12-21-2020	Morgan Stanley	Yum! Brands Incorporated, 6.25%, 3-15-2018	AAA	$15,000	1.00%	$597	$(377)	$974

*	Reflects the ratings of a nationally recognized ratings agency at period end. The credit rating serves as indicator of the current status of the payment/performance risk of the credit derivative. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

Wells Fargo Global Long/Short Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 60.27%

Brazil : 0.10%

Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	1,386	$9,910

Canada : 2.21%

Lundin Mining Corporation (Materials, Metals & Mining)†	56,477	223,420

China : 4.81%

China Everbright Limited (Financials, Capital Markets)	40,000	82,495
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	12,500	153,555
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	163,000	103,451
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	26,700	72,513
YY Incorporated (Information Technology, Internet Software & Services)†(b)	1,377	73,367

		485,381

France : 2.67%

Compagnie de Saint-Gobain SA (Industrials, Building Products)	6,224	269,312

Germany : 9.29%

Metro AG (Consumer Staples, Food & Staples Retailing)	4,629	137,786
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	830	155,016
Rheinmetall AG (Industrials, Industrial Conglomerates)	3,163	220,470
SAP SE (Information Technology, Software)	2,512	229,728
Siemens AG (Industrials, Industrial Conglomerates)	1,655	194,066

		937,066

Hong Kong : 0.94%

Xinyi Automobile Glass Hong Kong Enterprises Limited (Consumer Discretionary, Auto Components)†(a)	12,750	2,679
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	102,000	92,735

		95,414

Italy : 4.32%

ANIMA Holding SpA (Financials, Capital Markets)144A	10,029	48,956
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	10,356	149,233
Prysmian SpA (Industrials, Electrical Equipment)	9,053	237,057

		435,246

Japan : 10.34%

Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	9,000	195,270
Daiwa Securities Group Incorporated (Financials, Capital Markets)	28,000	157,649
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)(b)	41,000	192,150
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	39,900	202,137
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)(b)	5,000	106,372
Nomura Holdings Incorporated (Financials, Capital Markets)(b)	42,100	188,673

		1,042,251

Netherlands : 6.40%

Akzo Nobel NV (Materials, Chemicals)(b)	3,128	211,577
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	7,550	223,401
NN Group NV (Financials, Insurance)	6,840	209,991

		644,969

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Global Long/Short Fund

Security name			Shares	Value

South Korea : 1.70%

Hana Financial Group Incorporated (Financials, Banks)			6,726	$171,232

Switzerland : 0.98%

Zurich Insurance Group AG (Financials, Insurance)			382	98,516

United Kingdom : 7.48%

Capita plc (Industrials, Professional Services)			5,471	47,394
Smiths Group plc (Industrials, Industrial Conglomerates)			12,262	232,762
United Business Media plc (Consumer Discretionary, Media)			17,914	165,598
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			84,290	241,737
Wolseley plc (Industrials, Trading Companies & Distributors)(b)			1,181	66,422

				753,913

United States : 9.03%

Agilent Technologies Incorporated (Health Care, Life Sciences Tools & Services)(b)			1,574	74,120
Alphabet Incorporated Class C (Information Technology, Internet Software & Services)†(b)			279	216,864
American International Group Incorporated (Financials, Insurance)(b)			3,278	194,517
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)(b)			971	109,772
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)(b)			3,364	122,988
Mead Johnson Nutrition Company (Consumer Staples, Food Products)(b)			314	24,809
Merck & Company Incorporated (Health Care, Pharmaceuticals)(b)			1,087	67,840
Pfizer Incorporated (Health Care, Pharmaceuticals)			2,951	100,085

				910,995

Total Common Stocks (Cost $6,137,501)				6,077,625

		Expiration date

Participation Notes : 0.93%

China : 0.93%

HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		12-4-2024	2,090	93,320

Total Participation Notes (Cost $53,236)				93,320

	Strike price		Contracts

Purchased Put Options : 0.06%
S&P 500 Index	$1,900.00	11-30-2016	11	6,414

Total Purchased Put Options (Cost $16,753)				6,414

	Yield		Shares

Short-Term Investments : 37.35%

Investment Companies : 37.35%

Wells Fargo Government Money Market Fund Select Class (l)(u)	0.34%		3,766,140	3,766,140

Total Short-Term Investments (Cost $3,766,140)				3,766,140

			Shares	Value

Securities Sold Short : (14.73%)

Common Stocks : (7.29%)

France : (0.83%)

Peugeot SA (Consumer Discretionary, Automobiles)†			(5,489)	(83,818)

Japan : (1.74%)

Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)			(1,200)	(11,816)

2

Wells Fargo Global Long/Short Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name		Shares	Value

Japan (continued)

Lawson Incorporated (Consumer Staples, Food & Staples Retailing)		(750)	$(59,248)
Marubeni Corporation (Industrials, Trading Companies & Distributors)		(5,500)	(28,254)
McDonalds Holdings Company (Consumer Discretionary, Hotels, Restaurants & Leisure)		(1,000)	(29,456)
Odakyu Electric Railway Company (Industrials, Road & Rail)		(1,000)	(22,267)
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)		(3,000)	(24,633)

			(175,674)

Netherlands : (1.12%)

Unilever NV (Consumer Staples, Household Products)		(2,453)	(113,018)

Philippines : (0.21%)

PLDT Incorporated (Telecommunication Services, Wireless Telecommunication Services)		(580)	(20,689)

Switzerland : (2.59%)

Nestle SA (Consumer Staples, Food Products)		(1,986)	(156,823)
Schindler Holding AG (Industrials, Machinery)		(553)	(103,844)

			(260,667)

Thailand : (0.34%)

Charoen Pokphand Foods PCL (Consumer Staples, Food Products)		(37,300)	(34,178)

United States : (0.47%)

Eaton Vance Corporation (Financials, Capital Markets)		(1,018)	(39,753)
Franklin Resources Incorporated (Financials, Capital Markets)		(208)	(7,399)

			(47,152)

Exchange-Traded Funds : (7.44%)

United States : (7.44%)

iShares Europe ETF		(1,470)	(57,889)
iShares MSCI EAFE ETF		(3,282)	(194,065)
iShares MSCI EMU ETF		(1,426)	(49,183)
iShares MSCI Philippines ETF		(1,782)	(66,397)
iShares MSCI Singapore ETF		(4,502)	(48,892)
iShares MSCI Switzerland Capped ETF		(3,633)	(110,988)
iShares MSCI Thailand Capped ETF		(1,414)	(103,943)
Wisdomtree Japan Hedged Equity ETF		(2,762)	(118,517)

			(749,874)

Total Securities Sold Short (Proceeds $(1,540,134))			(1,485,070)

Total investments in securities (excluding securities sold short) (Cost $9,973,630)*	98.61%		9,943,499

Total securities sold short (Proceeds $(1,540,134))	(14.73%)		(1,485,070)

Other assets and liabilities, net	16.11		1,624,888

Total net assets	100.00%		$10,083,317

†	Non-income-earning security
(b)	All or a portion of this security is segregated as collateral for securities sold short.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Global Long/Short Fund

*	Cost for federal income tax purposes is $9,974,173 and unrealized gains (losses) consists of:

Gross unrealized gains	$510,741
Gross unrealized losses	(541,415)

Net unrealized losses	(30,674)

Abbreviations:

ETF	Exchange-traded fund
PCL	Public Company Limited
plc	Public limited company

4

Wells Fargo Global Long/Short Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. When the Fund purchases put or call options, amounts equal to the premiums paid are recorded as the cost of the investments and subsequently marked-to-market daily with the difference between the premiums paid and the market value of the purchased options being recorded as unrealized gains or losses. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Brazil	$9,910	$0	$0	$9,910
Canada	223,420	0	0	223,420
China	73,367	412,014	0	485,381
France	0	269,312	0	269,312
Germany	0	937,066	0	937,066
Hong Kong	2,679	92,735	0	95,414
Italy	0	435,246	0	435,246
Japan	0	1,042,251	0	1,042,251
Netherlands	0	644,969	0	644,969
South Korea	0	171,232	0	171,232
Switzerland	0	98,516	0	98,516
United Kingdom	0	753,913	0	753,913
United States	910,995	0	0	910,995
Participation notes
China	0	93,320	0	93,320
Purchased put options	0	6,414	0	6,414
Short-term investments
Investment companies	3,766,140	0	0	3,766,140

	4,986,511	4,956,988	0	9,943,499
Forward foreign currency contracts	0	1,108	0	1,108

Total assets	$4,986,511	$4,958,096	$0	$9,944,607

Liabilities
Securities sold short
Common stocks
France	$0	$83,818	$0	$83,818
Japan	0	175,674	0	175,674
Netherlands	0	113,018	0	113,018
Philippines	20,689	0	0	20,689
Switzerland	0	260,667	0	260,667
Thailand	34,178	0	0	34,178
United States	47,152	0	0	47,152
Exchange-traded funds
United States	749,874	0	0	749,874
Forward foreign currency contracts	0	752	0	752

Total liabilities	$851,893	$633,929	$0	$1,485,822

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund had no material transfers between Level 1 and Level 2 and did not have any transfers into/out of Level 3.

Derivative transactions

During the three months ended September 30, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes. At September 30, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at September 30, 2016	In exchange for U.S. $	Unrealized gains (losses)
10-25-2016	Morgan Stanley	47,600 GBP	$61,724	$62,810	$1,086
11-30-2016	Morgan Stanley	269,000 EUR	302,951	302,216	(735)
12-15-2016	Morgan Stanley	534,800 EUR	602,746	602,768	22
12-22-2016	Morgan Stanley	184,400 GBP	239,403	239,386	(17)

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.16%

Alabama : 0.57%

Alabama State University General Tuition and Fee (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,500,000	$1,500,210
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	1,350,000	960,890
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	670,000	712,016

				3,173,116

Alaska : 0.43%

Alaska International Airport Series B (Airport Revenue)	5.00	10-1-2035	2,000,000	2,397,280

Arizona : 3.60%

Arizona Health Facilities Authority Catholic West Series B (Health Revenue, Barclays Bank LOC) ø	0.88	7-1-2035	2,700,000	2,700,000
City of San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,407,432
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	650,000	714,305
Maricopa County AZ IDA Horizon Community Learning Center Project (Education Revenue)	5.00	7-1-2035	3,000,000	3,275,580
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	500,000	553,800
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	315,000	350,853
Pima County AZ IDA Educational Facility Charter School Project Series R (Education Revenue)	2.88	7-1-2021	1,000,000	1,004,840
Pima County AZ IDA Educational Facility Desert Heights Charter School (Education Revenue)	7.00	5-1-2034	1,000,000	1,091,310
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	1,034,600
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	6.75	12-15-2033	1,120,000	1,274,314
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	5.00	7-1-2025	830,000	873,193
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	6.00	7-1-2035	1,025,000	1,085,670
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	6.13	7-1-2045	1,000,000	1,056,370
Salt Verde Financial Corporation (Utilities Revenue, Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,563,428
Verrado AZ Community Facilities District #1 (GO Revenue) 144A	5.00	7-15-2022	500,000	547,215
Yavapai County AZ IDA Business & Equine Center Project (Education Revenue)	4.63	3-1-2022	390,000	421,372

				19,954,282

California : 5.87%

Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	1,000,000	1,185,420
California GO Series B Subseries B-2 (Miscellaneous Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.82	5-1-2040	5,000,000	5,000,000
California GO Series B-1 (GO Revenue, Citibank NA LOC) ø	0.78	5-1-2034	2,000,000	2,000,000
California Kindergarten-University Public Education Facilities Series 2005B-1 (Miscellaneous Revenue, Mizuho Bank Limited LOC) ø	0.78	5-1-2040	4,000,000	4,000,000
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,145,960
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.02	8-1-2027	5,965,000	5,965,000
California Pollution Control Financing Authority Water Furnishing Poseidon Resources LP Desalination Project (Water & Sewer Revenue) 144A	5.00	7-1-2027	1,000,000	1,028,020
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	282,578
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	4.75	10-1-2024	425,000	461,185

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value

California (continued)

California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.63%	10-1-2034	$575,000	$629,792
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	118,453
California Various Purposes (GO Revenue)	6.00	4-1-2038	200,000	225,148
Campbell CA Union High School District (Miscellaneous Revenue)	5.00	8-1-2022	500,000	517,050
Campbell CA Union High School District (Miscellaneous Revenue)	5.00	8-1-2023	500,000	516,920
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2029	500,000	325,930
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	130,000	93,090
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	70,000	43,173
Golden State Tobacco Securitization California Tobacco Settlement CAB Series A (Tobacco Revenue, Ambac Insured) ¤	0.00	6-1-2024	4,985,000	4,293,481
Hawthorne CA School District CAB Series C (GO Revenue, National Insured) ¤	0.00	11-1-2025	100,000	78,972
Los Angeles CA DW&P Series A (Water & Sewer Revenue)	5.00	7-1-2039	500,000	599,665
Palo Alto CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	261,202
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2024	450,000	546,804
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	174,308
San Diego CA Public Financing Authority Capital Improvement Project Series B (Miscellaneous Revenue)	5.00	10-15-2029	500,000	620,725
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	1,000,000	1,208,760
University of California Series AI (Education Revenue)	5.00	5-15-2038	1,000,000	1,196,220

				32,517,856

Colorado : 2.56%

Colorado ECFA Banning Lewis Ranch Academy Series B-1 (Education Revenue)	6.00	12-15-2037	1,500,000	1,500,975
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	200,000	229,908
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	288,053
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	260,000	301,660
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	500,000	591,535
Colorado ECFA National Hebrew Union College Series C-4 (Miscellaneous Revenue, U.S. Bank NA LOC) ø	0.85	6-1-2037	1,950,000	1,950,000
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	1,000,000	1,066,980
Colorado Springs CO Utilities Series A (Utilities Revenue, Bank of America NA SPA) ø	0.90	11-1-2023	7,045,000	7,045,000
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	1,000,000	1,202,010

				14,176,121

Connecticut : 0.16%

Hamden CT (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2024	450,000	551,723
Hamden CT (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2025	275,000	334,026

				885,749

Delaware : 0.28%

Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	1,500,000	1,546,950

District of Columbia : 0.07%

District of Columbia Association of American Medical Colleges Series A (Miscellaneous Revenue)	5.00	10-1-2024	270,000	330,083

2

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

District of Columbia (continued)

District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50%	11-15-2021	$60,000	$66,248

				396,331

Florida : 2.62%

CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	567,580
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	1,000,000	1,175,470
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	250,138
Miami-Dade County FL IDA (Education Revenue) 144A	5.75	9-15-2035	1,500,000	1,568,280
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,650,970
Miami-Dade County FL Seaport Series B (Airport Revenue)	6.00	10-1-2033	1,000,000	1,242,440
Miami-Dade County FL Transit System (Transportation Revenue, AGM Insured, Morgan Stanley Bank LIQ) 144Aø	1.02	7-1-2042	5,000,000	5,000,000
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	1,000,000	1,037,880

				14,492,758

Georgia : 0.15%

Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Industrial Development Revenue, Ambac Insured)	5.00	1-1-2027	50,000	57,764
Washington & Wilkes Counties GA Payroll Development Authority Subseries C (Health Revenue) ¤	0.00	12-1-2021	815,000	757,771

				815,535

Guam : 1.07%

Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	365,000	403,767
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,136,920
Guam Government Obligation Revenue Series A (Tax Revenue)	5.00	12-1-2020	2,250,000	2,540,318
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	75,000	82,009
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2021	550,000	634,150
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	500,000	588,475
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	563,690

				5,949,329

Idaho : 0.36%

Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	100,000	110,709
Idaho Housing & Finance Association Idaho Arts Charter School Series A (Education Revenue) 144A	5.00	12-1-2036	1,000,000	1,095,370
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	532,050
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	259,830

				1,997,959

Illinois : 16.46%

Bureau County IL Township High School District #502 Series A (GO Revenue, Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	966,518
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	4,380,000	3,693,785
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2022	3,250,000	2,634,320

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00%	1-1-2020	$250,000	$262,820
Chicago IL Board of Education Series A (GO Revenue)	5.00	1-1-2020	1,000,000	1,028,100
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2017	250,000	258,043
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2021	2,555,000	2,830,863
Chicago IL Board of Education Series C (GO Revenue)	5.25	12-1-2025	1,000,000	934,150
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2022	375,000	387,000
Chicago IL CAB Series A (GO Revenue, National Insured) ±	5.59	1-1-2023	950,000	961,305
Chicago IL City Colleges Capital Improvement Project CAB (GO Revenue, National Insured) ¤	0.00	1-1-2031	800,000	433,832
Chicago IL Emergency Telephone System Project (GO Revenue, National Insured)	5.50	1-1-2023	555,000	616,821
Chicago IL Library Project Series D (GO Revenue)	5.00	1-1-2021	440,000	455,123
Chicago IL Modern Schools Across Chicago Program Series A (GO Revenue)	4.00	12-1-2018	445,000	453,513
Chicago IL Motor Fuel Tax (Tax Revenue)	5.00	1-1-2019	250,000	260,858
Chicago IL O’Hare International Airport (Airport Revenue)	5.00	1-1-2035	2,350,000	2,553,839
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	1,000,000	1,162,560
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	1,500,000	1,770,045
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	1,000,000	1,186,220
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2031	3,500,000	3,852,240
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2033	2,785,000	3,046,539
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2025	1,775,000	1,877,382
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2030	2,250,000	2,491,695
Chicago IL Series A (GO Revenue)	4.00	1-1-2020	590,000	594,643
Chicago IL Series A (GO Revenue)	5.25	1-1-2021	845,000	874,516
Chicago IL Series A (GO Revenue)	5.25	1-1-2026	550,000	567,897
Chicago IL Series B (GO Revenue, AGM Insured)	5.00	1-1-2018	735,000	745,364
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	1,300,000	1,415,804
Chicago IL Series C (GO Revenue) ¤	0.00	1-1-2021	610,000	494,033
Chicago IL Series C (GO Revenue)	4.00	1-1-2021	750,000	767,648
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2029	1,000,000	1,043,130
Chicago IL Wastewater Second Lien Transmission (Water & Sewer Revenue)	5.00	1-1-2027	1,000,000	1,125,460
Chicago IL Waterworks Second Lien (Water & Sewer Revenue)	4.00	11-1-2020	625,000	674,650
Chicago IL Waterworks Second Lien (Water & Sewer Revenue)	5.00	11-1-2027	2,250,000	2,722,590
Chicago IL Waterworks Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	1,000,000	1,129,460
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	325,000	273,611
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	675,000	485,116
Cook County IL School District #159 CAB (GO Revenue, AGM Insured) ¤	0.00	12-1-2023	615,000	480,709
Cook County IL Series A (GO Revenue)	5.00	11-15-2020	600,000	675,480
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	2,940,000	3,332,696
Illinois (GO Revenue, AGM Insured)	5.00	1-1-2023	300,000	325,431
Illinois (GO Revenue)	5.00	4-1-2024	870,000	995,237
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	1,130,000	1,310,461
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	1,250,000	1,440,500
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	1,000,000	1,121,220
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	200,000	227,308
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	25,000	25,055
Illinois Finance Authority Rogers Park Montessori School (Miscellaneous Revenue)	5.00	2-1-2024	525,000	558,411
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	571,695
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	6.00	3-1-2038	400,000	448,612
Illinois Finance Authority Wesleyan University (Education Revenue)	5.00	9-1-2046	1,000,000	1,140,970
Illinois Series A (GO Revenue)	4.00	9-1-2019	600,000	619,566
Illinois Series A (Tax Revenue)	4.00	1-1-2029	1,000,000	1,011,770
Illinois Series A (Tax Revenue)	5.00	6-1-2019	465,000	498,392

4

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)

Illinois Series A (GO Revenue, AGM Insured)	5.00%	4-1-2024	$1,905,000	$2,199,723
Illinois Series A (Tax Revenue)	5.00	1-1-2027	2,000,000	2,175,720
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2023	1,265,000	1,034,770
Illinois Sports Facilities Authority State Tax supported CAB (Tax Revenue, AGM Insured)	5.00	6-15-2028	1,500,000	1,730,070
Illinois Sports Facilities Authority State Tax supported CAB (Tax Revenue, AGM Insured)	5.25	6-15-2031	2,500,000	2,891,875
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,000,000	1,175,000
Kane, Cook & DuPage Counties IL Series A (GO Revenue)	5.00	1-1-2034	1,000,000	1,142,750
Kane, Cook & DuPage Counties IL Series D (GO Revenue)	5.00	1-1-2034	1,700,000	1,942,675
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	75,000	70,619
Met Pier & Exposition Authority Illinois McCormick Project (Tax Revenue, National Insured) ¤	0.00	12-15-2030	960,000	567,053
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	5,150,000	3,605,927
Metropolitan Pier & Exposition Illinois Authority Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2019	1,135,000	1,052,349
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	420,000	403,330
Southern Illinois State University (Education Revenue)	4.00	4-1-2017	160,000	161,400
Village Bolingbrook IL (GO Revenue, AGM Insured)	5.00	1-1-2031	500,000	583,340
Will County IL Community High School District #210 Series A (GO Revenue, AGM Insured)	5.00	1-1-2027	4,000,000	4,530,800
Will County IL Community High School District #210 Series A (GO Revenue)	5.00	1-1-2030	1,000,000	1,024,180
Will County IL Community High School District #210 Series B (GO Revenue) ¤	0.00	1-1-2033	1,590,000	706,914
Will County IL Community IL Lincoln Way Series (GO Revenue)	4.00	1-1-2017	1,005,000	1,006,859
Will County IL School District #14 Prerefunded CAB School Series (GO Revenue, National Insured) ¤	0.00	12-1-2017	145,000	143,048
Will County IL School District #14 Prerefunded CAB School Series (GO Revenue, National Insured) ¤	0.00	12-1-2017	110,000	107,902
Winnebago County IL Series A (GO Revenue, AGM Insured)	4.00	12-30-2025	1,000,000	1,129,350

				91,200,660

Indiana : 2.34%

Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	1,000,000	1,091,610
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	1,000,000	1,136,110
Indiana Finance Authority Series M (Miscellaneous Revenue)	5.00	7-1-2029	605,000	718,347
Indiana Finance Authority Wastewater Utility Project Series A (Water & Sewer Revenue)	5.25	10-1-2031	1,310,000	1,552,167
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.30	11-15-2031	150,000	149,997
Indianapolis IN Local Public Improvement (Miscellaneous Revenue)	5.00	1-1-2035	2,675,000	3,234,102
Jasper County IN PCR Northern Series B (Industrial Development Revenue, National Insured)	5.60	11-1-2016	155,000	155,606
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.59	12-1-2044	5,000,000	4,943,400

				12,981,339

Iowa : 0.32%

Coralville IA Certificate of Participation (Miscellaneous Revenue)	4.00	6-1-2020	500,000	535,780
Coralville IA Certificate of Participation (Miscellaneous Revenue)	4.00	6-1-2021	500,000	541,490
Coralville IA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2022	700,000	702,464

				1,779,734

Kansas : 1.25%

Wyandotte County & Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	19,680,000	6,930,312

5

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value

Kentucky : 0.79%

Kentucky EDFA Senior Next Generation Information Highway Project Series A (Miscellaneous Revenue)	5.00%	7-1-2037	$1,000,000	$1,149,300
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	851,130
Paducah KY Electric Plan (Utilities Revenue, AGM Insured)	5.00	10-1-2033	2,000,000	2,362,400

				4,362,830

Louisiana : 1.48%

Louisiana Series A (GO Revenue)	5.00	8-1-2026	1,000,000	1,217,810
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	552,690
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	1.02	11-1-2040	1,000,000	1,000,000
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2018	3,000,000	3,177,090
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2019	2,000,000	2,229,880

				8,177,470

Maine : 0.07%

Portland ME General Airport (Airport Revenue)	5.00	7-1-2022	150,000	178,103
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	212,191

				390,294

Maryland : 0.02%

Maryland Health & Higher Education Washington County Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	131,498

Massachusetts : 0.35%

Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	100,000	121,082
Massachusetts School Building Authority (Tax Revenue)	5.00	11-15-2034	1,470,000	1,807,203

				1,928,285

Michigan : 3.97%

Detroit MI Distributable State Aid Project (GO Revenue)	4.25	11-1-2021	770,000	804,219
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	715,000	804,311
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	4,000,000	4,666,920
Michigan Finance Authority Local Government Loan Program Series D4 (Water & Sewer Revenue)	5.00	7-1-2029	1,000,000	1,173,250
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue) (s)	8.00	9-1-2021	115,000	91,991
Michigan Public Educational Facilities Authority Landmark Academy (Education Revenue)	6.00	6-1-2020	390,000	397,792
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	3,500,000	3,576,615
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	500,000	504,500
Oakland University Michigan (Education Revenue, JPMorgan Chase & Company LOC) ø	0.88	3-1-2031	5,000,000	5,000,000
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	787,057
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	872,192
Wayne County MI Airport Series A (Airport Revenue, AGM Insured)	4.00	12-1-2020	1,715,000	1,868,870
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	920,000	973,498
Western Michigan University (Education Revenue)	5.25	11-15-2031	400,000	479,456

				22,000,671

6

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota : 0.09%

Independence MN Charter School Lease Series A (Education Revenue)	4.25%	7-1-2026	$500,000	$498,195

Mississippi : 0.89%

Mississippi City of Jackson Convention Center Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,770,075
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	1,000,000	1,171,550

				4,941,625

Missouri : 0.47%

Missouri Health & Educational Facilities Authority (Health Revenue)	1.50	2-1-2018	450,000	451,305
Missouri Health & Educational Facilities Authority (Health Revenue)	5.00	2-1-2021	800,000	916,856
Missouri Health & Educational Facilities Authority (Health Revenue)	5.00	2-1-2022	220,000	256,797
Raymore MO Tax Increment Refunding & Improvement Raymore Galleria Project Series A (Tax Revenue)	3.00	5-1-2017	190,000	191,366
Raymore MO Tax Increment Refunding & Improvement Raymore Galleria Project Series A (Tax Revenue)	4.00	5-1-2020	750,000	771,615

				2,587,939

New Hampshire : 0.86%

New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2026	1,000,000	1,201,030
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2027	845,000	997,844
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2028	1,690,000	2,004,627
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2028	480,000	561,691

				4,765,192

New Jersey : 6.96%

City of Bayonne NJ School District (GO Revenue, AGM Insured)	5.00	7-15-2021	1,300,000	1,500,265
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	1,490,000	1,601,974
New Jersey EDA Educational Facilities (Education Revenue)	5.00	6-1-2022	1,875,000	2,129,625
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	250,000	308,558
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	314,754
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.44	3-1-2028	1,000,000	911,370
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2027	3,150,000	3,538,206
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2028	5,000,000	5,581,950
New Jersey EDA School Facilities Construction Series PP (Miscellaneous Revenue)	5.00	6-15-2019	1,800,000	1,952,658
New Jersey EDA School Facilities Drew University Series C (Education Revenue, National Insured)	5.25	7-1-2020	2,060,000	2,324,731
New Jersey EDA Student Loan Series 1 (Education Revenue)	5.50	12-1-2021	2,900,000	3,332,477
New Jersey Transportation Trust (Miscellaneous Revenue, National Insured)	5.50	12-15-2021	7,115,000	8,291,892
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	2,500,000	1,318,775
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	1,600,000	1,770,016
New Jersey TTFA Series A (Miscellaneous Revenue)	5.25	12-15-2022	600,000	698,574
New Jersey TTFA Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	284,180
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2025	2,355,000	2,674,880

				38,534,885

7

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value

New Mexico : 0.47%

New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.10%	11-1-2039	$2,600,000	$2,580,604

New York : 9.43%

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	500,000	567,545
Liberty Development Corporation New York Series 1207 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.98	10-1-2035	5,000,000	5,000,000
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2031	5,000,000	6,259,100
Monroe County NY IDAG Refunding Bond Monroe Community College Association (Education Revenue, AGM Insured)	5.00	1-15-2038	500,000	579,940
Nassau County NY Series F (GO Revenue)	5.00	10-1-2020	150,000	166,926
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	500,000	542,900
New York Local Government Assistance Corporation Series A-11V (Tax Revenue, AGM Insured) ±(m)(n)	0.62	4-1-2017	25,000	24,969
New York NY Series F-1 (GO Revenue)	5.00	3-1-2032	1,000,000	1,194,500
New York NY Sub Series H-5 (GO Revenue, Dexia Credit Local LOC) ø	0.96	3-1-2034	6,500,000	6,500,000
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	1.05	11-1-2022	10,045,000	10,045,000
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	3,485,000	3,486,115
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2020	10,000,000	11,370,100
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	4.63	7-1-2022	1,500,000	1,651,140
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	5.00	7-1-2019	750,000	812,325
Oyster Bay NY BAN Series C (GO Revenue)	4.00	6-1-2018	1,000,000	1,007,970
Oyster Bay NY Public Improvement (GO Revenue)	3.00	8-15-2019	875,000	866,066
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	577,180
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	1,000,000	1,136,150
Western Nassau County NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2025	340,000	428,257

				52,216,183

North Carolina : 0.36%

Charlotte Mecklenburg NC Hospital Authority Health Care System (Health Revenue, JPMorgan Chase & Company SPA) ø	0.80	1-15-2038	2,000,000	2,000,000

Ohio : 4.32%

Hamilton County OH Sales Tax Series A (Tax Revenue, Ambac Insured)	5.00	12-1-2026	3,750,000	3,777,188
Lancaster OH Port Authority Gas Supply (Utilities Revenue, Royal Bank of Canada SPA) ±	1.07	5-1-2038	3,000,000	2,984,040
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	620,000	663,171
Medina County OH Manor Apartments Project (Housing Revenue) ±	1.00	12-1-2017	2,000,000	1,998,600
Ohio Air Quality Development Authority FirstEnergy Generation Series 2009-A (Utilities Revenue)	5.70	8-1-2020	1,500,000	1,442,310
Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75	12-1-2023	3,000,000	2,862,300
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2035	2,000,000	2,315,740
Ohio Private Activity Bond Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2029	2,070,000	2,456,490
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	6,000,000	5,296,740
Toledo OH Enterprise Bond Series 2A (Industrial Development Revenue)	5.50	12-1-2019	145,000	152,936

				23,949,515

8

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma : 0.43%

Garfield County OK Educational Facilities Authority Enid Public Schools Project (Miscellaneous Revenue)	5.00%	9-1-2027	$1,895,000	$2,355,314

Oregon : 0.14%

Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	500,000	581,760
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	205,063

				786,823

Pennsylvania : 7.63%

Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	540,000	578,108
Allegheny County PA Series C-72 (GO Revenue)	5.25	12-1-2032	1,000,000	1,213,810
Beaver County PA IDA Pollution Control Series A (Utilities Revenue) ±	2.70	4-1-2035	1,500,000	1,429,125
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	2.34	11-1-2039	2,000,000	2,015,460
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	325,000	338,689
Commonwealth Financing Authority Pennsylvania Series B-1 (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2025	2,000,000	2,457,940
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	35,000	35,138
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	1,400,000	1,780,422
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.95	6-1-2042	3,600,000	3,600,000
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2021	660,000	746,123
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2023	760,000	882,991
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	1,000,000	1,165,180
Pennsylvania Turnpike Commission Sub Series E (Transportation Revenue) ±	0.00	12-1-2038	1,000,000	1,252,270
Philadelphia PA Airport Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2037	2,000,000	2,047,540
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,184,840
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	265,000	286,817
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A (Miscellaneous Revenue)	5.00	12-1-2025	1,995,000	2,435,636
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	4.00	4-1-2017	85,000	84,845
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	455,391
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	225,000	244,933
Philadelphia PA IDA National Board of Medical Examiners Project (Health Revenue)	5.00	5-1-2026	1,420,000	1,807,475
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	319,702
Philadelphia PA School District of Philadelphia Series C (GO Revenue)	5.00	9-1-2020	250,000	275,678
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2025	1,905,000	2,361,819
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2033	1,000,000	1,192,520
Philadelphia PA Water & Sewer Series B (Water & Sewer Revenue)	5.00	7-1-2032	1,145,000	1,377,721
Reading PA Water Authority (Water & Sewer Revenue)	5.25	12-1-2036	1,250,000	1,471,613
State Public School Building Authority Harrisburg School District Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2023	1,710,000	2,072,400
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2036	7,000,000	7,126,770

				42,240,956

9

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value

South Carolina : 0.88%

South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00%	11-1-2033	$1,000,000	$1,118,930
South Carolina Public Service Authority Series C (Miscellaneous Revenue) %%	5.00	12-1-2030	3,010,000	3,759,309

				4,878,239

Tennessee : 0.03%

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	150,000	160,691

Texas : 11.14%

Arlington TX Higher Education Finance Corporation Universal Academy Project Series A (Education Revenue)	7.13	3-1-2044	1,250,000	1,317,613
Arlington TX Permanent Import (GO Revenue)	5.00	8-15-2023	2,940,000	3,648,863
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	2,500,000	2,869,725
Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.50	8-15-2035	2,000,000	2,200,200
Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.75	8-15-2038	1,000,000	1,115,360
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	2,100,000	2,122,323
Houston TX Airport System (Airport Revenue, Barclays Bank plc LOC) ø	0.87	7-1-2030	1,000,000	1,000,000
Houston TX Higher Education Finance Corporation Series A (Education Revenue)	4.00	2-15-2022	175,000	185,677
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	55,000	56,105
North Texas Tollway Authority System Series A (Transportation Revenue)	5.00	1-1-2023	3,500,000	4,240,075
North Texas Tollway Authority System Series B (Transportation Revenue)	5.00	1-1-2026	350,000	398,111
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	2,000,000	2,047,480
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.94	4-1-2040	3,500,000	3,500,000
Port Houston TX Authority Series D-1 (GO Revenue)	5.00	10-1-2035	2,190,000	2,513,135
San Antonio TX Independent School District (GO Revenue) ±	2.00	8-1-2044	965,000	971,852
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2974 (Health Revenue, Credit Suisse LIQ) 144Aø	1.04	11-15-2029	5,605,000	5,605,000
Tender Option Bond Trust Receipts Floaters Series 2015 (Transportation Revenue, Barclays Bank plc LIQ) 144Aø	1.12	7-1-2021	4,215,000	4,215,000
Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Utilities Revenue) ±	1.89	12-15-2026	5,000,000	4,663,450
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	250,000	303,520
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue) ##	7.00	12-31-2038	1,300,000	1,634,269
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	366,412
Texas Transportation Commission Highway (Miscellaneous Revenue)	5.00	4-1-2028	2,605,000	3,320,984
Texas Transportation Commission State Highway Fund 1st Tier Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	1.00	4-1-2026	7,000,000	7,000,000
Upper Trinity TX Regional Water District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2028	750,000	922,725
Upper Trinity TX Regional Water District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2029	500,000	610,990
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ø	1.24	6-1-2038	4,900,000	4,900,000

				61,728,869

Utah : 0.02%

Spanish Fork UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	135,000	135,786

10

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Vermont : 0.80%

Burlington VT Airport (Airport Revenue, AGM Insured)	5.00%	7-1-2018	$280,000	$297,338
Burlington VT Airport (Airport Revenue, AGM Insured)	5.00	7-1-2019	100,000	109,458
Vermont Student Assistance Corporation Series B Class A2 (Education Revenue) ±	3.84	12-3-2035	500,000	523,110
Vermont Student Assistance Corporation Series B Class B (Education Revenue) ±	1.52	6-2-2042	3,549,565	3,506,686

				4,436,592

Virgin Islands : 1.48%

Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Tax Revenue)	5.00	10-1-2025	2,500,000	2,489,800
Virgin Islands PFA Series A (Tax Revenue)	5.00	10-1-2032	5,750,000	5,681,403

				8,171,203

Washington : 3.21%

Tacoma WA Solid Waste Series B (Resource Recovery Revenue)	5.00	12-1-2026	1,135,000	1,452,210
Washington HCFR Catholic Health Initiatives Series A (Health Revenue)	5.00	1-1-2029	1,300,000	1,565,356
Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	1.84	1-1-2035	5,000,000	4,974,950
Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	2.24	1-1-2035	3,000,000	3,000,570
Washington State Series D (GO Revenue)	5.00	2-1-2037	5,620,000	6,814,531

				17,807,617

Wisconsin : 2.86%

Wisconsin HEFA (Health Revenue, JPMorgan Chase & Company LOC) ø	0.84	1-15-2036	2,500,000	2,500,000
Wisconsin PFA Airport Facilities Series C (Airport Revenue)	5.00	7-1-2042	2,585,000	2,796,246
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	1,000,000	1,152,280
Wisconsin PFA Lease Development KU Campus Development Project (Education Revenue)	5.00	3-1-2046	4,500,000	5,298,300
Wisconsin PFA Pine Lake Preparatory (Education Revenue) 144A	4.95	3-1-2030	1,270,000	1,355,484
Wisconsin PFA Research Triangle High School Project Series 2015-A (Education Revenue) 144A	5.63	7-1-2045	1,115,000	1,154,226
Wisconsin PFA Research Triangle High School Project Series A (Education Revenue) 144A	4.38	7-1-2025	535,000	553,864
Wisconsin PFA Research Triangle High School Project Series A (Education Revenue) 144A	5.38	7-1-2035	1,000,000	1,032,303

				15,842,703

Wyoming : 0.90%

Sweetwater County WY PCR Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø	0.96	1-1-2017	5,000,000	5,000,000

Total Municipal Obligations (Cost $524,614,810)				543,805,290

	Yield		Shares
Short-Term Investments : 1.29%

Investment Companies : 1.05%

Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.69		5,812,840	5,812,840

			Principal

U.S. Treasury Securities : 0.24%
U.S. Treasury Bill (z)#	0.19	12-15-2016	$1,325,000	1,324,471

Total Short-Term Investments (Cost $7,136,926)				7,137,311

11

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

		Value
Total investments in securities (Cost $531,751,736)*	99.45%	$550,942,601
Other assets and liabilities, net	0.55	3,021,126

Total net assets	100.00%	$553,963,727

¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $531,751,734 and unrealized gains (losses) consists of:

Gross unrealized gains	$20,679,914
Gross unrealized losses	(1,489,047)

Net unrealized gains	$19,190,867

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
DW&P	Department of Water & Power
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
plc	Public limited company
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

12

Wells Fargo CoreBuilder Shares – Series M Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:
Municipal obligations	$0	$543,805,290	$0	$543,805,290
Short-term investments
Investment companies	5,812,840	0	0	5,812,840
U.S. Treasury securities	1,324,471	0	0	1,324,471

	7,137,311	543,805,290	0	550,942,601
Futures contracts	330,469	0	0	330,469

Total assets	$7,467,780	$0	$0	$551,273,070

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended September 30, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At September 30, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at September 30, 2016	Unrealized gains
12-20-2016	JPMorgan	225 Short	U.S. Treasury Bonds	$37,835,156	$132,351

Wells Fargo Small Cap Core Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 99.08%

Consumer Discretionary : 10.95%

Auto Components : 2.81%

Drew Industries Incorporated	15,986	$1,566,948
Tower International Incorporated	48,788	1,175,791

		2,742,739

Hotels, Restaurants & Leisure : 2.89%

Denny’s Corporation †	130,682	1,396,991
Ruth’s Chris Steak House Incorporated	100,714	1,422,082

		2,819,073

Internet & Direct Marketing Retail : 1.98%

Nutri System Incorporated	64,933	1,927,861

Leisure Products : 1.44%

Smith & Wesson Holding Corporation †	52,910	1,406,877

Specialty Retail : 0.93%

Express Incorporated †	76,799	905,460

Textiles, Apparel & Luxury Goods : 0.90%

Skechers U.S.A. Incorporated Class A †	38,535	882,452

Consumer Staples : 2.89%

Food Products : 2.89%

Cal-Maine Foods Incorporated	35,285	1,359,884
Dean Foods Company	89,191	1,462,732

		2,822,616

Energy : 1.42%

Energy Equipment & Services : 1.42%

Matrix Service Company †	74,073	1,389,609

Financials : 18.19%

Banks : 1.91%

FCB Financial Holdings Class A †	48,667	1,870,273

Capital Markets : 1.55%

Evercore Partners Incorporated Class A	29,354	1,512,025

Insurance : 14.73%

AmTrust Financial Services Incorporated	55,653	1,493,170
Employers Holdings Incorporated	55,723	1,662,217
FBL Financial Group Incorporated	30,982	1,981,919
Federated National Holding Company	74,236	1,387,471
Heritage Insurance Holdings	108,248	1,559,854
Maiden Holdings Limited	99,157	1,258,302
National General Holdings Corporation	80,952	1,800,372
United Insurance Holdings Company	84,942	1,442,315
Universal Insurance Holdings Company	70,858	1,785,622

		14,371,242

Health Care : 17.17%

Biotechnology : 1.27%

MiMedx Group Incorporated †	144,174	1,237,013

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo Small Cap Core Fund

Security name	Shares	Value

Health Care Equipment & Supplies : 3.85%

ICU Medical Incorporated †	14,188	$1,793,079
NuVasive Incorporated †	29,405	1,960,137

		3,753,216

Health Care Providers & Services : 8.06%

AmSurg Corporation †	24,033	1,611,413
Biotelemetry Incorporated †	106,691	1,981,252
HealthSouth Corporation	37,135	1,506,567
PharMerica Corporation †	52,521	1,474,264
Select Medical Holdings Corporation †	95,520	1,289,520

		7,863,016

Life Sciences Tools & Services : 1.84%

INC Research Holdings Incorporated Class A †	40,294	1,796,307

Pharmaceuticals : 2.15%

Supernus Pharmaceuticals Incorporated †	85,052	2,103,336

Industrials : 17.17%

Airlines : 1.71%

SkyWest Incorporated	63,324	1,672,387

Commercial Services & Supplies : 3.69%

Deluxe Corporation	27,947	1,867,419
UniFirst Corporation	13,142	1,732,904

		3,600,323

Construction & Engineering : 5.92%

Argan Incorporated	44,619	2,640,999
Comfort Systems USA Incorporated	48,823	1,431,002
EMCOR Group Incorporated	28,619	1,706,265

		5,778,266

Machinery : 3.44%

The Greenbrier Companies Incorporated	45,941	1,621,717
Wabash National Corporation †	121,534	1,730,644

		3,352,361

Professional Services : 2.41%

Insperity Incorporated	20,083	1,458,829
RPX Corporation †	83,687	894,614

		2,353,443

Information Technology : 21.81%

Communications Equipment : 1.61%

Brocade Communications Systems Incorporated	169,659	1,565,953

Electronic Equipment, Instruments & Components : 3.34%

Methode Electronics Incorporated	37,981	1,328,196
Sanmina Corporation †	67,804	1,930,380

		3,258,576

Internet Software & Services : 2.92%

J2 Global Incorporated	23,455	1,562,338
Web.com Group Incorporated †	74,710	1,290,242

		2,852,580

2

Wells Fargo Small Cap Core Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name			Shares	Value

IT Services : 1.90%

Hackett Group Incorporated			112,471	$1,858,021

Semiconductors & Semiconductor Equipment : 9.69%

Cirrus Logic Incorporated †			36,571	1,943,749
Inphi Corporation †			57,139	2,486,118
Integrated Device Technology Incorporated †			83,018	1,917,716
MaxLinear Incorporated Class A †			73,418	1,488,183
Tessera Technologies Incorporated			42,111	1,618,747

				9,454,513

Software : 2.35%

Gigamon Incorporated †			41,910	2,296,668

Materials : 3.76%

Chemicals : 2.11%

Trinseo SA			36,376	2,057,427

Containers & Packaging : 1.65%

Graphic Packaging Holding Company			115,250	1,612,348

Real Estate : 4.40%

Equity REITs : 4.40%

Ashford Hospitality Trust Incorporated			217,554	1,281,393
InfraReit Incorporated			71,503	1,297,064
QTS Realty Trust Incorporated Class A			32,414	1,713,080

				4,291,537

Utilities : 1.32%

Electric Utilities : 1.32%

Spark Energy Incorporated Class A			44,059	1,283,433

Total Common Stocks (Cost $82,657,826)				96,690,951

		Yield

Short-Term Investments : 0.88%

Investment Companies : 0.88%

Wells Fargo Government Money Market Fund Select Class (l)(u)		0.34%	852,318	852,318

Total Short-Term Investments (Cost $852,318)				852,318

Total investments in securities (Cost $83,510,144)*	99.96%			97,543,269

Other assets and liabilities, net	0.04			43,783

Total net assets	100.00%			$97,587,052

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $84,121,762 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,494,808
Gross unrealized losses	(4,073,301)

Net unrealized gains	$13,421,507

Abbreviations:

REIT	Real estate investment trust

3

Wells Fargo Small Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stock
Consumer discretionary	$10,684,462	$0	$0	$10,684,462
Consumer staples	2,822,616	0	0	2,822,616
Energy	1,389,609	0	0	1,389,609
Financials	17,753,540	0	0	17,753,540
Health care	16,752,888	0	0	16,752,888
Industrials	16,756,780	0	0	16,756,780
Information technology	21,286,311	0	0	21,286,311
Materials	3,669,775	0	0	3,669,775
Real estate	4,291,537	0	0	4,291,537
Utilities	1,283,433	0	0	1,283,433
Short-term investments			0
Investment companies	852,318	0	0	852,318

Total assets	$97,543,269	$0	$0	$97,543,269

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 23, 2016

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	September 23, 2016

By:	/s/ Jeremey DePalma

Jeremy DePalma
Treasurer

Date:	September 23, 2016